UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2010
Date of reporting period:	September 30, 2010

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

COMMON STOCKS - 49.92%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.11%			Banks (continued)
Interpublic Group of Cos Inc (a)	1,714 $	17	Comerica Inc	100 $	4
Omnicom Group Inc	1,096	43	Commerzbank AG (a)	1,193	10
Publicis Groupe SA	166	8	Credit Agricole SA	391	6
	$ 68		Credit Suisse Group AG	1,188	51
Aerospace & Defense - 0.94%			Danske Bank A/S (a)	623	15
BAE Systems PLC	2,832	15	Deutsche Bank AG	612	34
Boeing Co/The	1,143	76	Deutsche Bank AG - Rights (a)	612	3
Cobham PLC	992	4	DnB NOR ASA	1,134	15
European Aeronautic Defence and Space Co NV (a)	270	7	Erste Group Bank AG	28	1
Finmeccanica SpA	345	4	Fifth Third Bancorp	1,600	19
General Dynamics Corp	535	34	Goldman Sachs Group Inc/The	1,137	164
L-3 Communications Holdings Inc	200	14	HSBC Holdings PLC	16,918	171
Lockheed Martin Corp	400	29	Intesa Sanpaolo SpA	10,576	34
Northrop Grumman Corp	2,200	133	JP Morgan Chase & Co	12,128	462
Raytheon Co	2,500	114	Julius Baer Group Ltd	338	12
Rolls-Royce Group PLC (a)	2,492	24	KBC Groep NV (a)	20	1
Safran SA	302	9	KeyCorp	700	6
Thales SA	120	4	Lloyds Banking Group PLC (a)	34,956	41
United Technologies Corp	1,550	110	M&T Bank Corp	200	16
	$ 577		Marshall & Ilsley Corp	400	3
Agriculture - 1.24%			National Bank of Greece SA (a)	510	5
Altria Group Inc	2,911	70	National Bank of Greece SA - Rights (a)	510	1
Archer-Daniels-Midland Co	5,500	175	National Bank of Greece SA - Rights (a)	510	—
British American Tobacco PLC	1,741	65	Nordea Bank AB	2,886	30
Imperial Tobacco Group PLC	867	26	Northern Trust Corp	631	31
Philip Morris International Inc	7,332	411	PNC Financial Services Group Inc	1,200	62
Reynolds American Inc	200	12	Regions Financial Corp	1,100	8
Swedish Match AB	262	7	Royal Bank of Scotland Group PLC (a)	7,893	6
	$ 766		Skandinaviska Enskilda Banken AB	545	4
Airlines - 0.06%			Societe Generale	790	46
Air France-KLM (a)	128	2	Standard Chartered PLC	2,082	60
Southwest Airlines Co	2,800	37	State Street Corp	1,100	41
	$ 39		SunTrust Banks Inc	1,200	31
Apparel - 0.16%			Svenska Handelsbanken AB	580	19
			UBS AG (a)	4,934	84
Adidas AG	190	12
Christian Dior SA	70	9	UniCredit SpA	16,771	43
Coach Inc	500	21	US Bancorp	5,800	125
Hermes International	38	9	Wells Fargo & Co	10,600	266
Nike Inc	401	32		$ 2,829
VF Corp	200	16	Beverages - 1.22%
	$ 99		Anheuser-Busch InBev NV	412	24
Automobile Manufacturers - 0.42%			Coca-Cola Co/The	2,400	140
Bayerische Motoren Werke AG	257	18	Coca-Cola Enterprises Inc	700	22
Daimler AG (a)	639	40	Diageo PLC	2,324	40
Fiat SpA	547	8	Heineken NV	367	19
Ford Motor Co (a)	7,357	90	PepsiCo Inc	6,950	462
PACCAR Inc	800	39	Pernod-Ricard SA	181	15
Peugeot SA (a)	59	2	SABMiller PLC	941	30
Renault SA (a)	304	16		$ 752
Scania AB	400	9	Biotechnology - 0.31%
			Amgen Inc (a)	1,832	101
Volkswagen Volkswagen AG AG - PFD (a)	63 27	7 3	Biogen Idec Inc (a)	603	34
Volvo AB - B Shares (a)	1,931	28	Genzyme Corp (a)	265	18
			Gilead Sciences Inc (a)	950	34
	$ 260		Life Technologies Corp (a)	105	5
Automobile Parts & Equipment - 0.11%
Cie Generale des Etablissements Michelin	175	13		$ 192
Cie Generale des Etablissements Michelin - Rights	175	1	Building Materials - 0.08%
(a)			Cie de St-Gobain	94	4
Johnson Controls Inc	1,700	52	CRH PLC	770	13
	$ 66		Geberit AG	45	8
Banks - 4.59%			HeidelbergCement AG	187	9
Banco Bilbao Vizcaya Argentaria SA	3,570	48	Holcim Ltd	211	13
Banco Santander SA	8,246	105	Lafarge SA	82	5
Bank of America Corp	21,688	284		$ 52
Bank of New York Mellon Corp/The	2,724	71	Chemicals - 1.08%
Barclays PLC	10,661	50	Air Liquide SA	263	32
BB&T Corp	1,800	43	Air Products & Chemicals Inc	368	30
BNP Paribas	957	68	Airgas Inc	100	7
Capital One Financial Corp	1,000	40	Akzo Nobel NV	95	6
Citigroup Inc (a)	48,616	190	BASF SE	1,132	72
			Bayer AG	1,219	85
See accompanying notes.			1

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Diversified Financial Services - 0.69%
CF Industries Holdings Inc	100 $	10	American Express Co	4,200 $	177
Dow Chemical Co/The	1,750	48	Ameriprise Financial Inc	746	35
Eastman Chemical Co	100	7	Charles Schwab Corp/The	2,068	29
Ecolab Inc	250	13	CME Group Inc	100	26
EI du Pont de Nemours & Co	3,842	171	Deutsche Boerse AG	269	18
Givaudan SA	10	10	Franklin Resources Inc	984	105
K+S AG	215	13	Invesco Ltd	856	18
Koninklijke DSM NV	426	22	T Rowe Price Group Inc	300	15
Linde AG	179	23		$ 423
Monsanto Co	500	24	Electric - 2.39%
PPG Industries Inc	291	21	AES Corp/The (a)	1,700	19
Praxair Inc	250	23	Allegheny Energy Inc	300	7
Sherwin-Williams Co/The	100	7	Ameren Corp	1,722	49
Sigma-Aldrich Corp	200	12	American Electric Power Co Inc	1,100	40
Solvay SA	16	2	Avista Corp	773	16
Syngenta AG	76	19	CH Energy Group Inc	395	17
Yara International ASA	234	11	Consolidated Edison Inc	500	24
	$ 668		Constellation Energy Group Inc	1,227	40
Coal - 0.23%			Dominion Resources Inc/VA	1,200	52
Peabody Energy Corp	2,900	142	DPL Inc	565	15
			DTE Energy Co	862	40
Commercial Services - 0.46%			Duke Energy Corp	3,100	55
Abertis Infraestructuras SA	744	14	E.ON AG	2,389	71
Aggreko PLC	616	15	EDF SA	307	13
Atlantia SpA	189	4	Edison International	1,271	44
Automatic Data Processing Inc	3,621	152	EDP - Energias de Portugal SA	1,821	6
Brisa Auto-Estradas de Portugal SA	255	2	Enel SpA	4,046	22
Bunzl PLC	394	5	Entergy Corp	669	51
Capita Group PLC/The	999	12	Exelon Corp	1,654	70
Edenred (a)	456	9	FirstEnergy Corp	900	35
Experian PLC	1,136	12	Fortum OYJ	174	5
G4S PLC	2,842	11	GDF Suez	983	35
Paychex Inc	262	7	Great Plains Energy Inc	832	16
SGS SA	12	19	Iberdrola SA	3,218	25
Sodexo	105	7	IDACORP Inc	372	13
Western Union Co/The	874	16	Integrys Energy Group Inc	2,600	135
	$ 285		International Power PLC	1,476	9
Computers - 2.32%			ITC Holdings Corp	212	13
Apple Inc (a)	1,050	298	National Grid PLC	1,815	15
Atos Origin SA (a)	63	3	National Grid PLC ADR	393	17
Cap Gemini SA	264	13	NextEra Energy Inc	1,100	60
Dell Inc (a)	2,200	29	Northeast Utilities	800	24
EMC Corp/Massachusetts (a)	3,701	75	NRG Energy Inc (a)	1,100	23
Hewlett-Packard Co	8,442	355	Pepco Holdings Inc	300	6
IBM Corp	2,850	382	PG&E Corp	1,202	55
Indra Sistemas SA	79	2	Pinnacle West Capital Corp	200	8
Lexmark International Inc (a)	200	9	PPL Corp	900	24
Logitech International SA (a)	231	4	Progress Energy Inc	800	36
NetApp Inc (a)	750	37	Public Service Enterprise Group Inc	1,720	57
Western Digital Corp (a)	7,800	221	Red Electrica Corporacion SA	246	12
	$ 1,428		RWE AG	416	28
Consumer Products - 0.21%			SCANA Corp	637	26
Clorox Co	500	33	Scottish & Southern Energy PLC	935	16
Fortune Brands Inc	200	10	Southern Co	1,700	63
Henkel AG & Co KGaA	126	6	TECO Energy Inc	981	17
Kimberly-Clark Corp	992	64	Unisource Energy Corp	517	17
Reckitt Benckiser Group PLC	341	19	Wisconsin Energy Corp	100	6
	$ 132		Xcel Energy Inc	1,100	25
Cosmetics & Personal Care - 1.18%				$ 1,472
Avon Products Inc	11,450	368	Electrical Components & Equipment - 0.54%
Beiersdorf AG	84	5	Emerson Electric Co	5,828	307
Colgate-Palmolive Co	475	37	Gamesa Corp Tecnologica SA (a)	232	2
L'Oreal SA	135	15	Molex Inc	300	6
Procter & Gamble Co	5,027	301	Schneider Electric SA	74	9
			Vestas Wind Systems A/S (a)	323	12
	$ 726
Distribution & Wholesale - 0.21%				$ 336
Genuine Parts Co	2,700	121	Electronics - 0.14%
Wolseley PLC (a)	328	8	Agilent Technologies Inc (a)	658	22
	$ 129		Jabil Circuit Inc	400	6
			Koninklijke Philips Electronics NV	443	14
			Thermo Fisher Scientific Inc (a)	366	17
See accompanying notes.			2

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electronics (continued)			Hand & Machine Tools - 0.07%
Tyco Electronics Ltd	675 $	20	Sandvik AB	1,321 $	20
Waters Corp (a)	100	7	Schindler Holding AG - PC	80	9
	$ 86		Stanley Black & Decker Inc	191	12
Energy - Alternate Sources - 0.01%				$ 41
Verbund AG	110	4	Healthcare - Products - 1.11%
			Baxter International Inc	992	47
Engineering & Contruction - 0.16%			Becton Dickinson and Co	415	31
ABB Ltd (a)	2,486	52	Boston Scientific Corp (a)	2,391	15
Acciona SA	36	3	CareFusion Corp (a)	450	11
ACS Actividades de Construccion y Servicios SA	209	11	Cie Generale d'Optique Essilor International SA	219	15
Balfour Beatty PLC	729	3	Covidien PLC	775	31
Bouygues SA	84	4	CR Bard Inc	200	16
Ferrovial SA	958	9	Intuitive Surgical Inc (a)	50	14
Koninklijke Boskalis Westminster NV	77	3	Johnson & Johnson	5,759	357
Skanska AB	400	7	Medtronic Inc	1,459	49
Vinci SA	133	7	Nobel Biocare Holding AG	135	2
	$ 99		Smith & Nephew PLC	1,226	11
Entertainment - 0.00%			Sonova Holding AG	65	8
Ladbrokes PLC	1,051	2	St Jude Medical Inc (a)	675	27
			Stryker Corp	400	20
Environmental Control - 0.26%			Synthes Inc	83	10
Republic Services Inc	273	8	Zimmer Holdings Inc (a)	350	18
Waste Management Inc	4,200	150		$ 682
	$ 158		Healthcare - Services - 0.27%
Food - 1.33%			Aetna Inc	800	25
Campbell Soup Co	4,300	154	CIGNA Corp	650	23
Carrefour SA	463	25	Fresenius Medical Care AG & Co KGaA	201	13
ConAgra Foods Inc	893	20	UnitedHealth Group Inc	1,725	61
Danone	385	23	WellPoint Inc (a)	800	45
Delhaize Group SA	96	7		$ 167
General Mills Inc	889	32	Holding Companies - Diversified - 0.11%
HJ Heinz Co	477	23	GEA Group AG	214	5
J Sainsbury PLC	1,066	6	Groupe Bruxelles Lambert SA	197	16
Kellogg Co	607	31	LVMH Moet Hennessy Louis Vuitton SA	324	48
Koninklijke Ahold NV	1,195	16		$ 69
Kraft Foods Inc	2,200	68	Home Builders - 0.02%
Kroger Co/The	1,700	37	KB Home	400	5
Nestle SA	3,009	160	Pulte Group Inc (a)	687	6
Orkla ASA	780	7		$ 11
Safeway Inc	1,200	25	Home Furnishings - 0.02%
Sara Lee Corp	1,500	20	Electrolux AB	200	5
SUPERVALU Inc	600	7	Whirlpool Corp	100	8
Sysco Corp	900	26		$ 13
Tesco PLC	7,970	53	Housewares - 0.01%
Unilever NV	1,302	39	Newell Rubbermaid Inc	400	7
Unilever PLC	1,068	31
WM Morrison Supermarkets PLC	2,530	12	Insurance - 1.98%
	$ 822		Aegon NV (a)	1,056	6
Food Service - 0.02%			Aflac Inc	1,990	103
Compass Group PLC	1,645	14	Allianz SE	564	64
			Allstate Corp/The	1,100	35
Forest Products & Paper - 0.24%			Aon Corp	700	27
International Paper Co	709	15	Assicurazioni Generali SpA	1,268	26
MeadWestvaco Corp	400	10	Assurant Inc	800	33
Plum Creek Timber Co Inc	2,900	102	Aviva PLC	3,568	22
Stora Enso OYJ	164	2	AXA SA	2,357	41
Svenska Cellulosa AB	200	3	Berkshire Hathaway Inc - Class B (a)	1,591	132
UPM-Kymmene OYJ	164	3	Chubb Corp	3,500	200
Weyerhaeuser Co	733	12	Hartford Financial Services Group Inc	900	21
	$ 147		ING Groep NV (a)	4,194	44
Gas - 0.43%			Lincoln National Corp	600	14
CenterPoint Energy Inc	10,300	162	Loews Corp	800	30
Centrica PLC	3,868	20	Marsh & McLennan Cos Inc	1,000	24
Chesapeake Utilities Corp	391	14	MetLife Inc	1,200	46
Gas Natural SDG SA	296	4	Muenchener Rueckversicherungs AG	28	4
NiSource Inc	500	9	Progressive Corp/The	1,400	29
Questar Corp	200	3	Prudential Financial Inc	1,816	98
Sempra Energy	900	48	Prudential PLC	4,242	42
Snam Rete Gas SpA	1,089	6	Sampo OYJ	300	8
	$ 266		Swiss Reinsurance Co Ltd	182	8

See accompanying notes.			3

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Metal Fabrication & Hardware (continued)
Travelers Cos Inc/The	1,100 $	57	Precision Castparts Corp	250 $	32
Unum Group	1,200	27	SKF AB	754	17
XL Group PLC	200	4	Tenaris SA	723	14
Zurich Financial Services	334	78	Vallourec SA	82	8
	$ 1,223			$ 89
Internet - 1.15%			Mining - 1.02%
Amazon.com Inc (a)	350	55	Alcoa Inc	11,150	135
AOL Inc (a)	267	7	Anglo American PLC	1,172	47
eBay Inc (a)	1,578	39	Antofagasta PLC	614	12
Expedia Inc	7,100	200	BHP Billiton PLC	1,995	63
Google Inc (a)	700	368	Eurasian Natural Resources Corp PLC	562	8
Priceline.com Inc (a)	50	17	Freeport-McMoRan Copper & Gold Inc	2,250	192
Symantec Corp (a)	630	10	Lonmin PLC (a)	42	1
Yahoo! Inc (a)	871	12	Newmont Mining Corp	350	22
	$ 708		Norsk Hydro ASA	212	1
Investment Companies - 0.03%			Randgold Resources Ltd	78	8
Investor AB	1,015	21	Rio Tinto PLC	1,279	75
			Umicore	35	2
Iron & Steel - 0.29%			Vedanta Resources PLC	286	10
Allegheny Technologies Inc	100	5	Vulcan Materials Co	350	13
ArcelorMittal	796	26	Xstrata PLC	2,061	39
Cliffs Natural Resources Inc	1,700	109		$ 628
Nucor Corp	427	16	Miscellaneous Manufacturing - 1.22%
Salzgitter AG	14	1	3M Co	1,023	89
ThyssenKrupp AG	137	4	Alfa Laval AB	500	9
United States Steel Corp	350	15	Danaher Corp	600	24
Voestalpine AG	47	2	Eastman Kodak Co (a)	1,000	4
	$ 178		Eaton Corp	400	33
Lodging - 0.08%			General Electric Co	22,800	370
Accor SA	561	20	Honeywell International Inc	1,050	46
Intercontinental Hotels Group PLC	357	6	Illinois Tool Works Inc	686	32
Starwood Hotels & Resorts Worldwide Inc	450	24	Invensys PLC	932	4
	$ 50		ITT Corp	250	12
Machinery - Construction & Mining - 0.39%			Leggett & Platt Inc	300	7
Atlas Copco AB - A Shares	1,132	22	Parker Hannifin Corp	400	28
Atlas Copco AB - B Shares	944	16	Siemens AG	499	53
Caterpillar Inc	2,550	201	Smiths Group PLC	816	16
	$ 239		Sulzer AG	33	4
Machinery - Diversified - 0.17%			Textron Inc	800	16
Alstom SA	323	17	Wartsila OYJ	102	7
Deere & Co	636	44		$ 754
FLSmidth & Co A/S	100	7	Office & Business Equipment - 0.04%
Kone OYJ	322	17	Neopost SA	48	4
MAN SE	94	10	Xerox Corp	1,967	20
Metso OYJ	194	9		$ 24
Zardoya Otis SA	173	3	Oil & Gas - 3.76%
	$ 107		Anadarko Petroleum Corp	650	37
Media - 1.11%			Apache Corp	500	49
British Sky Broadcasting Group PLC	1,183	13	BG Group PLC	3,224	57
CBS Corp	1,923	31	BP PLC	16,737	112
Comcast Corp - Class A	6,278	114	Cairn Energy PLC (a)	1,841	13
DIRECTV (a)	900	38	Chesapeake Energy Corp	1,000	23
Discovery Communications Inc - A Shares (a)	300	13	Chevron Corp	4,630	375
Gannett Co Inc	960	12	ConocoPhillips	4,698	270
McGraw-Hill Cos Inc/The	761	25	Devon Energy Corp	761	49
New York Times Co/The (a)	802	6	ENI SpA	2,187	47
News Corp - Class A	1,150	15	EOG Resources Inc	350	33
Pearson PLC	803	12	EQT Corp	200	7
Reed Elsevier NV	1,277	16	Exxon Mobil Corp	5,928	366
Reed Elsevier PLC	1,851	16	Hess Corp	500	30
Time Warner Cable Inc	747	40	Marathon Oil Corp	5,000	166
Time Warner Inc	2,974	91	Murphy Oil Corp	322	20
Viacom Inc	691	25	Noble Energy Inc	2,550	192
Vivendi SA	1,639	45	Occidental Petroleum Corp	1,100	86
Walt Disney Co/The	4,238	140	OMV AG	141	5
WPP PLC	2,890	32	QEP Resources Inc	200	6
	$ 684		Repsol YPF SA	871	22
Metal Fabrication & Hardware - 0.14%			Royal Dutch Shell PLC - A Shares	3,154	95
Assa Abloy AB	279	7	Royal Dutch Shell PLC - B Shares	2,372	69
Johnson Matthey PLC	401	11	Seadrill Ltd	300	9
			Southwestern Energy Co (a)	550	18
See accompanying notes.			4

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail (continued)
Statoil ASA	1,144 $	24	Home Depot Inc	3,393 $	107
Total SA	1,966	101	Inditex SA	167	13
Tullow Oil PLC	973	19	JC Penney Co Inc	2,541	69
Valero Energy Corp	1,000	18	Kingfisher PLC	1,996	7
	$ 2,318		Kohl's Corp (a)	3,900	205
Oil & Gas Services - 0.76%			Lowe's Cos Inc	1,798	40
Halliburton Co	5,397	179	Ltd Brands Inc	928	25
National Oilwell Varco Inc	1,550	69	Macy's Inc	816	19
Saipem SpA	408	16	Marks & Spencer Group PLC	2,131	13
Schlumberger Ltd	3,198	197	McDonald's Corp	2,278	170
Technip SA	128	10	Next PLC	193	7
	$ 471		Nordstrom Inc	500	19
Packaging & Containers - 0.01%			O'Reilly Automotive Inc (a)	100	5
Owens-Illinois Inc (a)	200	6	Ross Stores Inc	100	5
Rexam PLC	230	1	Sears Holdings Corp (a)	100	7
	$ 7		Staples Inc	879	18
Pharmaceuticals - 3.57%			Starbucks Corp	1,387	35
Abbott Laboratories	9,980	521	Swatch Group AG/The - BR	42	16
Allergan Inc/United States	2,250	150	Target Corp	949	51
AstraZeneca PLC	1,285	65	Tiffany & Co	246	12
Bristol-Myers Squibb Co	8,092	219	TJX Cos Inc	400	18
			Urban Outfitters Inc (a)	100	3
Cardinal Health Inc	700	23
Eli Lilly & Co	1,353	49	Walgreen Co	1,718	58
Express Scripts Inc (a)	700	34	Wal-Mart Stores Inc	4,300	230
Forest Laboratories Inc (a)	600	19	Yum! Brands Inc	3,348	154
GlaxoSmithKline PLC	3,608	71		$ 2,057
McKesson Corp	400	25	Savings & Loans - 0.03%
Medco Health Solutions Inc (a)	700	36	Hudson City Bancorp Inc	1,600	20
Merck & Co Inc	3,914	144
Merck KGaA	54	5	Semiconductors - 2.05%
Novartis AG	1,566	90	Advanced Micro Devices Inc (a)	500	4
Novo Nordisk A/S	380	38	Altera Corp	400	12
Pfizer Inc	8,931	153	Analog Devices Inc	300	10
Roche Holding AG	489	67	Applied Materials Inc	17,152	200
Sanofi-Aventis SA	1,119	75	ARM Holdings PLC	1,520	9
Shire PLC	261	6	ASML Holding NV	444	13
Teva Pharmaceutical Industries Ltd ADR	4,300	227	Broadcom Corp	8,250	292
Watson Pharmaceuticals Inc (a)	4,300	182	Infineon Technologies AG (a)	1,937	14
	$ 2,199		Intel Corp	22,578	434
Pipelines - 0.10%			KLA-Tencor Corp	300	11
El Paso Corp	900	11	Linear Technology Corp	300	9
			Micron Technology Inc (a)	900	7
Spectra Energy Corp	1,300	30
Williams Cos Inc	1,000	19	National Semiconductor Corp	500	6
			Novellus Systems Inc (a)	300	8
	$ 60		NVIDIA Corp (a)	15,075	176
Publicly Traded Investment Fund - 0.01%			Q-Cells SE (a)	65	—
SPDR S&P MidCap 400 ETF Trust	37	5	Q-Cells SE - Rights (a),(b)	65	—
			QLogic Corp (a)	400	7
REITS - 0.34%			Renewable Energy Corp ASA (a)	200	1
Boston Properties Inc	137	11

Equity Residential	154	7	Solarworld AG	84	1
HCP Inc	350	13	Teradyne Inc (a)	300	3
Health Care REIT Inc	2,500	118	Texas Instruments Inc	1,372	37
Land Securities Group PLC	901	9	Xilinx Inc	400	11
Public Storage Inc	91	9		$ 1,265
Simon Property Group Inc	331	31	Software - 1.09%
			Adobe Systems Inc (a)	950	25
Vornado Realty Trust	111	10	Autonomy Corp PLC (a)	382	11
	$ 208
Retail - 3.34%			Dassault Systemes SA	60	4
			Intuit Inc (a)	900	40
Abercrombie & Fitch Co	300	12
AutoZone Inc (a)	155	35	Microsoft Corp	16,702	409
Bed Bath & Beyond Inc (a)	250	11	Oracle Corp	5,186	139
Best Buy Co Inc	4,850	198	Sage Group PLC	1,121	5
CarMax Inc (a)	200	6	SAP AG	766	38
Cie Financiere Richemont SA	651	31		$ 671
Costco Wholesale Corp	800	52	Telecommunications - 3.14%
			Alcatel-Lucent/France (a)	996	3
CVS Caremark Corp	2,700	85	American Tower Corp (a)	500	26
Family Dollar Stores Inc	5,700	252
GameStop Corp (a)	600	12	AT&T Inc	7,456	213
Gap Inc/The	634	12	BT Group PLC	3,105	7
Hennes & Mauritz AB	1,246	45	CenturyLink Inc	804	32
			Cisco Systems Inc (a)	19,251	422
See accompanying notes.			5

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Principal
Telecommunications (continued)				Amount
Corning Inc	13,800 $	252	BONDS (continued)	(000's) Value (000's)
Deutsche Telekom AG	3,349	46	Agriculture - 0.25%
France Telecom SA	1,681	36	Altria Group Inc
Frontier Communications Corp	1,080	9	4.13%, 9/11/2015	$ 25 $	27
Inmarsat PLC	440	5	9.25%, 8/6/2019	30	40
JDS Uniphase Corp (a)	712	9	BAT International Finance PLC
Koninklijke KPN NV	1,024	16	9.50%, 11/15/2018(c)	40	55
Millicom International Cellular SA	100	9	Bunge Ltd Finance Corp
Motorola Inc (a)	2,100	18	8.50%, 6/15/2019	25	30
Nokia OYJ	2,204	22		$ 152
Nortel Networks Corp (a)	38	—	Automobile Manufacturers - 0.08%
Portugal Telecom SGPS SA	1,157	15	Daimler Finance North America LLC
Qualcomm Inc	2,300	104	7.30%, 1/15/2012	20	22
Qwest Communications International Inc	3,000	19	8.50%, 1/18/2031	5	7
SES SA	479	11	Nissan Motor Acceptance Corp
Sprint Nextel Corp (a)	5,538	26	4.50%, 1/30/2015(c)	20	21
Swisscom AG	61	25		$ 50
Telecom Italia SpA	5,861	8	Banks - 3.15%
Telefonaktiebolaget LM Ericsson	3,170	35	Abbey National Treasury Services PLC/London
Telefonica SA ADR	1	—	3.88%, 11/10/2014(c)	100	102
Telefonica SA	3,843	95	Bank of America Corp
Telenor ASA	1,279	20	5.63%, 7/1/2020	10	11
TeliaSonera AB	2,730	22	5.65%, 5/1/2018	100	106
Tellabs Inc	700	5	Barclays Bank PLC
Verizon Communications Inc	9,100	296	6.75%, 5/22/2019	45	54
Vodafone Group PLC	52,515	130	Capital One Financial Corp
		$ 1,936	6.75%, 9/15/2017	50	60
Toys, Games & Hobbies - 0.03%			Citigroup Inc
Mattel Inc	700	16	6.13%, 11/21/2017	35	38
			6.13%, 5/15/2018	35	38
Transportation - 1.25%			8.50%, 5/22/2019	95	117
AP Moller - Maersk A/S - A shares	1	8	Commonwealth Bank of Australia
AP Moller - Maersk A/S - B shares	2	17	5.00%, 10/15/2019(c)	40	43
CSX Corp	4,970	275	Credit Agricole SA/London
Deutsche Post AG	2,202	40	3.50%, 4/13/2015(c)	100	103
DSV A/S	225	5	Credit Suisse AG
FedEx Corp	600	51	5.40%, 1/14/2020	105	112
Firstgroup PLC	212	1	Credit Suisse/New York NY
Kuehne + Nagel International AG	131	16	6.00%, 2/15/2018	10	11
Norfolk Southern Corp	2,590	154	Goldman Sachs Group Inc/The
TNT NV	474	13	6.15%, 4/1/2018	155	172
Union Pacific Corp	936	76	7.50%, 2/15/2019	35	42
United Parcel Service Inc	1,698	113	HSBC Bank PLC
		$ 769	3.50%, 6/28/2015(c)	100	105
Water - 0.07%			JP Morgan Chase & Co
Severn Trent PLC	349	7	3.40%, 6/24/2015	20	21
Suez Environnement Co	606	11	4.95%, 3/25/2020	15	16
United Utilities Group PLC	2,107	19	6.00%, 1/15/2018	105	120
Veolia Environnement	160	5	KeyCorp
		$ 42	6.50%, 5/14/2013	55	60
TOTAL COMMON STOCKS		$ 30,778	Lloyds TSB Bank PLC
PREFERRED STOCKS - 0.03%	Shares Held Value (000's)		5.80%, 1/13/2020(c)	100	105
Consumer Products - 0.01%			PNC Funding Corp
Henkel AG & Co KGaA	153	8	5.13%, 2/8/2020	50	54
			6.70%, 6/10/2019	30	36
Healthcare - Products - 0.02%			Regions Financial Corp
Fresenius SE	109	9	5.75%, 6/15/2015	55	56
			Royal Bank of Scotland PLC/The
TOTAL PREFERRED STOCKS		$ 17	4.88%, 3/16/2015	100	105
			Standard Chartered PLC
	Principal		3.85%, 4/27/2015(c)	100	104
	Amount
BONDS - 15.87%	(000's)	Value (000's)	Wells Fargo & Co
Advertising - 0.06%			5.63%, 12/11/2017	90	103
Omnicom Group Inc			Westpac Banking Corp
4.45%, 8/15/2020	$ 35	$ 36	3.00%, 8/4/2015	45	46
				$ 1,940
Aerospace & Defense - 0.06%			Beverages - 0.13%
Systems 2001 AT LLC			Anheuser-Busch InBev Worldwide Inc
6.66%, 9/15/2013(c)	33	37	7.20%, 1/15/2014(c)	40	47
			Constellation Brands Inc
			7.25%, 9/1/2016	15	16
See accompanying notes.			6

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Beverages (continued)			Finance - Mortgage Loan/Banker (continued)
FBG Finance Ltd			Fannie Mae (continued)
5.13%, 6/15/2015(c)	$ 15 $	16	6.63%, 11/15/2030	$ 75 $	103
	$ 79		Freddie Mac
Biotechnology - 0.11%			3.75%, 3/27/2019	200	218
Genzyme Corp				$ 738
3.63%, 6/15/2015(c)	35	37	Food - 0.44%
Life Technologies Corp			ConAgra Foods Inc
6.00%, 3/1/2020	30	34	7.00%, 10/1/2028	25	30
	$ 71		8.25%, 9/15/2030	20	27
Building Materials - 0.19%			Delhaize America Inc
CRH America Inc			9.00%, 4/15/2031	36	51
6.00%, 9/30/2016	55	62	Kraft Foods Inc
Holcim US Finance Sarl & Cie SCS			5.38%, 2/10/2020	25	28
6.00%, 12/30/2019(c)	20	22	6.88%, 1/26/2039	55	67
Lafarge SA			7.00%, 8/11/2037	25	30
5.50%, 7/9/2015(c)	30	31	Woolworths Ltd
	$ 115		4.00%, 9/22/2020(c)	40	41
Chemicals - 0.11%				$ 274
Mosaic Co/The			Forest Products & Paper - 0.14%
7.63%, 12/1/2016(c)	65	70	Georgia-Pacific LLC
			8.25%, 5/1/2016(c)	15	17
Distribution & Wholesale - 0.06%			International Paper Co
Ingram Micro Inc			7.30%, 11/15/2039	20	22
5.25%, 9/1/2017	35	36	7.95%, 6/15/2018	40	49
				$ 88
Diversified Financial Services - 1.04%			Healthcare - Products - 0.12%
American Express Co			Boston Scientific Corp
8.13%, 5/20/2019	55	71	6.00%, 1/15/2020	70	75
General Electric Capital Corp
5.63%, 5/1/2018	100	111	Healthcare - Services - 0.46%
6.00%, 8/7/2019	85	96	HCA Inc
Harley-Davidson Funding Corp			8.50%, 4/15/2019	30	33
6.80%, 6/15/2018(c)	35	38	Quest Diagnostics Inc/DE
Macquarie Group Ltd			6.95%, 7/1/2037	65	75
6.00%, 1/14/2020(c)	70	73	UnitedHealth Group Inc
Merrill Lynch & Co Inc			6.63%, 11/15/2037	65	76
6.88%, 4/25/2018	95	107	WellPoint Inc
NASDAQ OMX Group Inc/The			6.38%, 6/15/2037	90	100
5.55%, 1/15/2020	45	48		$ 284
SLM Corp			Insurance - 0.62%
5.00%, 10/1/2013	35	34	Aegon NV
TD Ameritrade Holding Corp			4.63%, 12/1/2015	50	53
5.60%, 12/1/2019	60	66	Aflac Inc
	$ 644		3.45%, 8/15/2015	30	31
Electric - 0.66%			Hartford Financial Services Group Inc
CMS Energy Corp			5.50%, 3/30/2020	50	51
6.25%, 2/1/2020	70	74	MetLife Inc
EDF SA			7.72%, 2/15/2019	50	63
4.60%, 1/27/2020(c)	25	27	Pacific LifeCorp
Exelon Generation Co LLC			6.00%, 2/10/2020(c)	50	54
6.25%, 10/1/2039	95	102	Prudential Financial Inc
FirstEnergy Solutions Corp			4.75%, 9/17/2015	45	49
6.05%, 8/15/2021	65	69	6.63%, 12/1/2037	15	17
Nisource Finance Corp			7.38%, 6/15/2019	20	24
6.13%, 3/1/2022	50	57	Reinsurance Group of America Inc
6.80%, 1/15/2019	20	24	6.45%, 11/15/2019	35	39
PPL Energy Supply LLC				$ 381
6.30%, 7/15/2013	20	22	Internet - 0.06%
6.50%, 5/1/2018	25	29	Expedia Inc
	$ 404		5.95%, 8/15/2020(c)	35	35
Electronics - 0.03%
Agilent Technologies Inc			Iron & Steel - 0.07%
5.50%, 9/14/2015	15	17	ArcelorMittal
			9.85%, 6/1/2019	35	45
Finance - Mortgage Loan/Banker - 1.20%
Fannie Mae			Lodging - 0.15%
1.25%, 8/20/2013	100	101	Hyatt Hotels Corp
2.50%, 5/15/2014	200	210	6.88%, 8/15/2019(c)	25	28
2.88%, 12/11/2013	100	106
See accompanying notes.			7

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Lodging (continued)			Office & Business Equipment (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital			Xerox Corp (continued)
Corp			6.35%, 5/15/2018	$ 15 $	18
7.75%, 8/15/2020(c)	$ 60 $	63		$ 29
	$ 91		Oil & Gas - 0.33%
Media - 0.83%			Anadarko Petroleum Corp
CBS Corp			6.95%, 6/15/2019	25	28
8.88%, 5/15/2019	20	26	EQT Corp
Comcast Corp			8.13%, 6/1/2019	25	31
5.15%, 3/1/2020	30	33	Hess Corp
5.70%, 5/15/2018	45	52	6.00%, 1/15/2040	50	55
CSC Holdings LLC			Petrobras International Finance Co
7.63%, 7/15/2018	30	32	5.75%, 1/20/2020	45	50
DirecTV Holdings LLC / DirecTV Financing Co			Pioneer Natural Resources Co
Inc			6.65%, 3/15/2017	15	16
5.88%, 10/1/2019	10	12	QEP Resources Inc
7.63%, 5/15/2016	20	22	6.88%, 3/1/2021	20	21
DISH DBS Corp				$ 201
7.13%, 2/1/2016	25	26	Oil & Gas Services - 0.11%
NBC Universal Inc			Weatherford International Ltd
5.15%, 4/30/2020(c)	40	43	9.63%, 3/1/2019	50	65
News America Inc
7.85%, 3/1/2039	50	64	Other Asset Backed Securities - 0.48%
Time Warner Cable Inc			PSE&G Transition Funding LLC
6.75%, 6/15/2039	20	23	6.75%, 6/15/2016	250	295
8.75%, 2/14/2019	25	33
Time Warner Inc			Pharmaceuticals - 0.07%
4.70%, 1/15/2021	35	37	Medco Health Solutions Inc
4.88%, 3/15/2020	15	16	7.13%, 3/15/2018	35	43
5.88%, 11/15/2016	10	12
Viacom Inc			Pipelines - 0.49%
6.88%, 4/30/2036	45	53	CenterPoint Energy Resources Corp
Vivendi SA			6.25%, 2/1/2037	15	17
6.63%, 4/4/2018(c)	25	29	Colorado Interstate Gas Co
	$ 513		6.80%, 11/15/2015	15	18
Mining - 0.52%			El Paso Corp
Anglo American Capital PLC			8.25%, 2/15/2016	30	33
9.38%, 4/8/2019(c)	100	135	Energy Transfer Partners LP
Freeport-McMoRan Copper & Gold Inc			9.00%, 4/15/2019	35	45
8.38%, 4/1/2017	15	17	Enterprise Products Operating LLC
Rio Tinto Finance USA Ltd			5.25%, 1/31/2020	15	16
9.00%, 5/1/2019	75	105	6.50%, 1/31/2019	35	41
Southern Copper Corp			Kinder Morgan Energy Partners LP
5.38%, 4/16/2020	10	10	5.95%, 2/15/2018	25	28
6.75%, 4/16/2040	15	16	Kinder Morgan Finance Co ULC
Vale Overseas Ltd			5.70%, 1/5/2016	45	47
5.63%, 9/15/2019	30	33	Plains All American Pipeline LP / PAA Finance
6.88%, 11/10/2039	5	6	Corp
	$ 322		6.70%, 5/15/2036	35	38
Miscellaneous Manufacturing - 0.05%			8.75%, 5/1/2019	15	19
Cooper US Inc				$ 302
5.25%, 11/15/2012	30	33	Real Estate - 0.15%
			Brookfield Asset Management Inc
Mortgage Backed Securities - 1.03%			5.80%, 4/25/2017	45	47
Citigroup Commercial Mortgage Trust			WEA Finance LLC / WT Finance Aust Pty Ltd
5.89%, 12/10/2049(d)	114	122	6.75%, 9/2/2019(c)	40	48
6.29%, 12/10/2049(d)	50	54		$ 95
Commercial Mortgage Pass Through Certificates			REITS - 0.42%
6.01%, 12/10/2049(d)	150	163	BioMed Realty LP
Greenwich Capital Commercial Funding Corp			6.13%, 4/15/2020(c)	25	27
5.44%, 3/10/2039(d)	95	100	Boston Properties LP
JP Morgan Chase Commercial Mortgage Securities			5.88%, 10/15/2019	35	39
Corp			Digital Realty Trust LP
5.34%, 5/15/2047	60	62	4.50%, 7/15/2015(c)	70	72
LB-UBS Commercial Mortgage Trust			Duke Realty LP
5.37%, 9/15/2039	125	136	6.75%, 3/15/2020	45	50
	$ 637		Health Care REIT Inc
Office & Business Equipment - 0.05%			6.13%, 4/15/2020	35	38
Xerox Corp
5.63%, 12/15/2019	10	11
See accompanying notes.			8

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
REITS (continued)			Transportation (continued)
Vornado Realty LP			Ryder System Inc (continued)
4.25%, 4/1/2015	$ 35 $	36	7.20%, 9/1/2015	$ 20	$ 24
	$ 262				$ 63
Retail - 0.56%			TOTAL BONDS		$ 9,782
AutoNation Inc				Principal
6.75%, 4/15/2018	20	21		Amount
CVS Pass-Through Trust			MUNICIPAL BONDS - 0.35%	(000's)	Value (000's)
6.04%, 12/10/2028	50	53	California - 0.08%
8.35%, 7/10/2031(c)	10	12	State of California
Darden Restaurants Inc			6.65%, 3/1/2022	$ 45	$ 50
6.20%, 10/15/2017	65	76
Home Depot Inc			Georgia - 0.11%
5.88%, 12/16/2036	55	59	Municipal Electric Authority of Georgia
JC Penney Co Inc			6.64%, 4/1/2057	25	27
5.65%, 6/1/2020	15	15	6.66%, 4/1/2057	40	42
JC Penney Corp Inc					$ 69
6.38%, 10/15/2036	26	25	Illinois - 0.07%
QVC Inc			Chicago Transit Authority
7.13%, 4/15/2017(c)	40	41	6.20%, 12/1/2040	30	30
Wal-Mart Stores Inc			City of Chicago IL
5.25%, 9/1/2035	15	16	6.40%, 1/1/2040	10	11
Yum! Brands Inc					$ 41
3.88%, 11/1/2020	15	15	New York - 0.09%
6.88%, 11/15/2037	10	12	City of New York NY
	$ 345		5.97%, 3/1/2036	25	27
Savings & Loans - 0.58%			New York City Transitional Finance Authority
Nationwide Building Society			5.27%, 5/1/2027	25	27
6.25%, 2/25/2020(c)	100	110			$ 54
US Central Federal Credit Union			TOTAL MUNICIPAL BONDS		$ 214
1.90%, 10/19/2012	240	246		Principal
	$ 356		U.S. GOVERNMENT & GOVERNMENT	Amount
Semiconductors - 0.05%			AGENCY OBLIGATIONS - 27.14%	(000's)	Value (000's)
KLA-Tencor Corp			Federal Home Loan Mortgage Corporation (FHLMC) - 2.54%
6.90%, 5/1/2018	25	29	4.50%, 10/1/2040(e),(f)	$ 150	$ 156
			5.00%, 1/1/2037(e)	83	88
Telecommunications - 0.86%			5.00%, 8/1/2040(e)	374	393
AT&T Corp			5.00%, 10/1/2040(e)	325	342
8.00%, 11/15/2031(d)	3	4	5.51%, 5/1/2037(d),(e)	104	111
AT&T Inc			6.00%, 8/1/2037(e)	150	161
5.35%, 9/1/2040(c)	73	73	6.04%, 2/1/2037(d),(e)	31	32
6.30%, 1/15/2038	10	11	6.50%, 9/1/2036(e)	190	208
CenturyLink Inc			7.50%, 5/1/2035(e)	20	23
6.15%, 9/15/2019	15	15	8.00%, 8/1/2032(e)	20	23
Corning Inc			8.50%, 8/1/2031(e)	21	24
6.63%, 5/15/2019	5	6	12.00%, 7/1/2013(e)	4	4
7.25%, 8/15/2036	10	12			$ 1,565
Deutsche Telekom International Finance BV			Federal National Mortgage Association (FNMA) - 6.37%
8.75%, 6/15/2030(d)	20	28
			2.61%, 5/1/2035(d),(e)	105	110
Frontier Communications Corp			4.00%, 10/1/2025(e),(f)	115	120
8.50%, 4/15/2020	80	88	4.50%, 9/1/2022(e)	158	167
Qwest Corp			4.50%, 10/1/2040(e),(f)	700	729
6.50%, 6/1/2017	15	16	5.00%, 4/1/2039(e)	88	94
6.88%, 9/15/2033	25	25	5.50%, 1/1/2036(e)	493	528
8.38%, 5/1/2016	30	36	5.50%, 2/1/2038(e)	910	973
SBA Telecommunications Inc			5.74%, 3/1/2038(d),(e)	23	25
8.25%, 8/15/2019	25	28	6.00%, 9/1/2038(e)	620	666
Telecom Italia Capital SA			6.50%, 12/1/2032(e)	174	194
7.00%, 6/4/2018	55	63	6.50%, 10/1/2038(e)	209	229
Telefonica Europe BV			7.00%, 4/1/2023(e)	1	1
8.25%, 9/15/2030	50	66	7.50%, 8/1/2037(e)	40	46
Verizon Communications Inc			8.00%, 2/1/2012(e)	2	1
8.95%, 3/1/2039	40	59	8.00%, 4/1/2033(e)	20	23
	$ 530		8.50%, 9/1/2039(e)	20	23
Transportation - 0.10%					$ 3,929
CSX Corp			Government National Mortgage Association (GNMA) - 2.84%
6.15%, 5/1/2037	15	17	4.00%, 11/1/2040(f)	1,000	1,031
Ryder System Inc			4.50%, 5/15/2040	228	240
5.85%, 11/1/2016	20	22

See accompanying notes.			9

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

	Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		Unrealized Appreciation (Depreciation)
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	The net federal income tax unrealized appreciation (depreciation) and federal tax
Government National Mortgage Association (GNMA) (continued)			cost of investments held as of the period end were as follows:
4.50%, 11/1/2040(f)	$ 455	$ 477
		$ 1,748	Unrealized Appreciation	$ 4,160
U.S. Treasury - 9.84%			Unrealized Depreciation	(2,439)
0.63%, 7/31/2012	850	854	Net Unrealized Appreciation (Depreciation)	$ 1,721
2.25%, 1/31/2015	1,685	1,768	Cost for federal income tax purposes	$ 61,890
2.50%, 4/30/2015	1,350	1,431	All dollar amounts are shown in thousands (000's)
2.63%, 7/31/2014	100	107
2.63%, 12/31/2014	1,140	1,214	Portfolio Summary (unaudited)
4.25%, 5/15/2039	420	462	Sector	Percent
4.38%, 11/15/2039	50	56	Financial	23.50%
4.63%, 2/15/2040	150	175	Government	16.59%
		$ 6,067	Mortgage Securities	12.78%
U.S. Treasury Bill - 5.55%			Consumer, Non-cyclical	12.50%
0.14%, 10/7/2010(g)	730	730	Communications	7.32%
0.15%, 11/12/2010(g)	850	850	Industrial	5.80%
0.19%, 1/13/2011(g)	800	800	Energy	5.79%
0.21%, 10/28/2010(g)	60	60	Technology	5.60%
0.33%, 2/10/2011(g)	985	984	Consumer, Cyclical	5.34%
		$ 3,424	Utilities	3.54%
TOTAL U.S. GOVERNMENT &			Basic Materials	3.47%
GOVERNMENT AGENCY OBLIGATIONS		$ 16,733	Asset Backed Securities	0.48%
	Maturity		Revenue	0.23%
	Amount		General Obligation	0.12%
REPURCHASE AGREEMENTS - 9.87%	(000's)	Value (000's)	Diversified	0.11%
Banks - 9.87%			Exchange Traded Funds	0.01%
Investment in Joint Trading Account; Bank of	$ 2,445	$ 2,445	Liabilities in Excess of Other Assets, Net	(3.18)%
America Repurchase Agreement; 0.23%			TOTAL NET ASSETS	100.00%
dated 09/30/10 maturing 10/01/10
(collateralized by Sovereign Agency Issues;
$2,493,455; 0.00% - 4.50%; dated 10/01/10 -
05/04/37)
Investment in Joint Trading Account; Credit Suisse	2,518	2,518
Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
US Treasury Notes; $2,568,259; 3.38% -
3.50%; dated 06/30/13 - 02/15/18)
Investment in Joint Trading Account; Deutsche	391	391
Bank Repurchase Agreement; 0.25% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issues; $398,953; 0.38% -
4.88%; dated 12/17/10 - 11/18/11)
Investment in Joint Trading Account; Morgan	733	733
Stanley Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issue; $748,036; 2.30%;
dated 08/10/15)
		$ 6,087
TOTAL REPURCHASE AGREEMENTS		$ 6,087
Total Investments		$ 63,611
Liabilities in Excess of Other Assets, Net - (3.18)%		$ (1,962)
TOTAL NET ASSETS - 100.00%		$ 61,649

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,864 or 3.02% of net assets.
(d)	Variable Rate. Rate shown is in effect at September 30, 2010.
(e)	This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements.
(g) Rate shown is the discount rate.

See accompanying notes.			10

Schedule of Investments
Asset Allocation Account
September 30, 2010 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Bank of New York Mellon		10/21/2010	106,630 $	100	$ 103	$ 3
Australian Dollar	Goldman Sachs		10/21/2010	752,419	704	726	22
Australian Dollar	Northern Trust		10/21/2010	585,535	550	565	15
Australian Dollar	UBS Securities		10/21/2010	408,595	383	394	11
British Pound	Goldman Sachs		10/21/2010	88,248	137	138	1
British Pound	UBS Securities		10/21/2010	28,372	44	44	—
Euro	Deutsche Bank Securities		10/21/2010	577,192	772	787	15
Hong Kong Dollar	Bank of New York Mellon		10/21/2010	1,688,282	217	218	1
Japanese Yen	Northern Trust		10/21/2010	16,357,075	197	196	(1)
Japanese Yen	UBS Securities		10/21/2010	172,312,809	2,074	2,065	(9)
Singapore Dollar	UBS Securities		10/21/2010	246,244	185	187	2
Swedish Krona	JP Morgan Securities		10/21/2010	121,473	18	18	—
Swiss Franc	UBS Securities		10/21/2010	805,652	812	820	8

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	Deutsche Bank Securities		10/21/2010	367,219 $	344	$ 354	$ (10)
Australian Dollar	UBS Securities		10/21/2010	648,023	618	625	(7)
Brazilian Real	UBS Securities		10/21/2010	67,276	39	40	(1)
British Pound	UBS Securities		10/21/2010	520,494	807	817	(10)
Euro	Deutsche Bank Securities		10/21/2010	146,728	191	200	(9)
Euro	UBS Securities		10/21/2010	36,371	47	50	(3)
Japanese Yen	UBS Securities		10/21/2010	24,787,103	289	297	(8)
Swedish Krona	JP Morgan Securities		10/21/2010	580,142	82	86	(4)
Swiss Franc	UBS Securities		10/21/2010	886,041	889	902	(13)

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
CAC 40 Index; October 2010		Long	4 $	204 $		202	$ (2)
DAX Index; December 2010		Long	2	427		425	(2)
DJ EURO STOXX 50; December 2010		Long	4	151		149	(2)
FTSE 100 Index; December 2010		Long	3	261		261	—
HANG SENG Index; October 2010		Long	6	864		863	(1)
KOSPI2 Index; December 2010		Long	6	613		641	28
S&P 500 Emini; December 2010		Long	57	3,186		3,240	54
SPI 200; December 2010		Long	8	891		889	(2)
TOPIX Index; December 2010		Long	22	2,142		2,178	36
US 2 Year Note; December 2010		Long	16	3,511		3,512	1
US Ultra Bond; December 2010		Long	1	138		141	3
MSCI SING IX; October 2010		Short	8	446		443	3
MSCI TAIWAN Index; October 2010		Short	22	633		640	(7)
OMXS30 Index; October 2010		Short	48	770		774	(4)
S&P TSX 60 IX; December 2010		Short	1	137		138	(1)
US 10 Year Note; December 2010		Short	13	1,630		1,639	(9)
US 5 Year Note; December 2010		Short	19	2,290		2,296	(6)
US Long Bond; December 2010		Short	2	268		267	1
							$ 90

All dollar amounts are shown in thousands (000's)

See accompanying notes.			11

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

COMMON STOCKS - 59.42%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.61%			Banks (continued)
Interpublic Group of Cos Inc (a)	19,157 $	192	Signature Bank/New York NY (a)	540 $	21
Omnicom Group Inc	3,666	145	Societe Generale ADR	1,831	21
	$ 337		Southwest Bancorp Inc/Stillwater OK	340	4
Aerospace & Defense - 0.21%			Tompkins Financial Corp	132	5
Esterline Technologies Corp (a)	336	19	Toronto-Dominion Bank	476	34
HEICO Corp	300	14	Trustmark Corp	630	14
Moog Inc (a)	254	9	Union First Market Bankshares Corp	280	4
Raytheon Co	1,064	49	United Overseas Bank Ltd ADR	864	24
Teledyne Technologies Inc (a)	259	10	Webster Financial Corp	1,050	18
Triumph Group Inc	220	16	Wells Fargo & Co	18,742	471
	$ 117			$ 1,792
Agriculture - 2.13%			Beverages - 0.18%
Altria Group Inc	12,220	294	Anheuser-Busch InBev NV ADR	440	26
Archer-Daniels-Midland Co	9,505	303	Coca-Cola Co/The	309	18
British American Tobacco PLC ADR	586	44	Kirin Holdings Co Ltd ADR	1,703	24
Imperial Tobacco Group PLC ADR	681	40	SABMiller PLC ADR	984	32
Lorillard Inc	3,792	305		$ 100
Philip Morris International Inc	3,559	199	Biotechnology - 0.86%
	$ 1,185		Acorda Therapeutics Inc (a)	390	13
Airlines - 0.23%			Amgen Inc (a)	6,903	380
Continental Airlines Inc (a)	5,113	127	Arqule Inc (a)	1,030	5
			Bio-Rad Laboratories Inc (a)	110	10
Apparel - 0.11%			Celldex Therapeutics Inc (a)	830	3
G-III Apparel Group Ltd (a)	324	10	Cubist Pharmaceuticals Inc (a)	593	14
Perry Ellis International Inc (a)	219	5	Cytokinetics Inc (a)	1,468	4
Steven Madden Ltd (a)	554	23	Exelixis Inc (a)	2,770	11
Warnaco Group Inc/The (a)	474	24	Human Genome Sciences Inc (a)	320	10
	$ 62		Incyte Corp (a)	952	15
Automobile Manufacturers - 0.47%			Ligand Pharmaceuticals Inc (a)	1,970	3
Daimler AG (a)	510	32	OncoGenex Pharmaceutical Inc (a)	237	4
Ford Motor Co (a)	10,437	128	Vical Inc (a)	1,469	3
Honda Motor Co Ltd ADR	1,425	51	XOMA Ltd (a)	413	1
Nissan Motor Co Ltd ADR	1,584	28		$ 476
Toyota Motor Corp ADR	313	22	Building Materials - 0.01%
	$ 261		Universal Forest Products Inc	140	4
Automobile Parts & Equipment - 0.02%
Dorman Products Inc (a)	140	4	Chemicals - 1.74%
Tenneco Inc (a)	340	10	Akzo Nobel NV ADR	347	21
	$ 14		Ashland Inc	2,039	99
Banks - 3.22%			BASF SE ADR	585	37
Australia & New Zealand Banking Group Ltd	1,400	32	Cabot Corp	2,641	86
ADR			Cytec Industries Inc	1,373	77
Banco Santander SA ADR	631	8	EI du Pont de Nemours & Co	6,402	286
Bank of America Corp	7,395	97	HB Fuller Co	650	13
Bank of Montreal	510	29	Innophos Holdings Inc	330	11
Bank of Nova Scotia	443	24	Lubrizol Corp	2,552	270
BNP Paribas ADR	706	25	Olin Corp	1,170	24
CapitalSource Inc	540	3	Sensient Technologies Corp	480	15
Citigroup Inc (a)	8,980	35	Stepan Co	110	7
Columbia Banking System Inc	347	7	Syngenta AG ADR	263	13
			WR Grace & Co (a)	230	6
Comerica Inc	3,160	117
Commerce Bancshares Inc	679	26		$ 965
Community Bank System Inc	550	13	Coal - 0.10%
Community Trust Bancorp Inc	150	4	Arch Coal Inc	1,660	44
Credit Suisse Group AG ADR	774	33	Cloud Peak Energy Inc (a)	490	9
DBS Group Holdings Ltd ADR	767	33		$ 53
East West Bancorp Inc	774	13	Commercial Services - 0.78%
Financial Institutions Inc	223	4	ABM Industries Inc	550	12
First of Long Island Corp/The	130	3	Advance America Cash Advance Centers Inc	790	3
FirstMerit Corp	850	16	American Public Education Inc (a)	140	5
Goldman Sachs Group Inc/The	374	54	Career Education Corp (a)	2,209	47
HSBC Holdings PLC ADR	1,246	63	Coinstar Inc (a)	340	15
Independent Bank Corp/Rockland MA	189	4	Emergency Medical Services Corp (a)	330	18
JP Morgan Chase & Co	6,915	263	Grand Canyon Education Inc (a)	190	4
Lakeland Bancorp Inc	370	3	Healthcare Services Group Inc	610	14
M&T Bank Corp	289	24	ICF International Inc (a)	330	8
Mitsubishi UFJ Financial Group Inc ADR	7,463	35	Kenexa Corp (a)	385	7
NBT Bancorp Inc	430	9	Kforce Inc (a)	370	5
PNC Financial Services Group Inc	3,613	188	On Assignment Inc (a)	590	3
Royal Bank of Canada	219	11	Parexel International Corp (a)	910	21
			Providence Service Corp/The (a)	260	4
See accompanying notes.			12

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Electric (continued)
Rent-A-Center Inc/TX	850 $	19	RWE AG ADR	306 $	21
Sotheby's	760	28	Scottish & Southern Energy PLC ADR	655	11
Steiner Leisure Ltd (a)	210	8	TECO Energy Inc	268	5
TeleTech Holdings Inc (a)	570	9	Unisource Energy Corp	620	21
Total System Services Inc	7,975	122	Westar Energy Inc	5,384	130
Valassis Communications Inc (a)	660	22		$ 1,078
Western Union Co/The	3,242	57	Electrical Components & Equipment - 0.78%
	$ 431		Emerson Electric Co	2,523	133
Computers - 2.47%			Energizer Holdings Inc (a)	2,754	185
Apple Inc (a)	2,089	593	EnerSys (a)	260	6
CACI International Inc (a)	130	6	Fushi Copperweld Inc (a)	553	5
CGI Group Inc (a)	849	13	Hubbell Inc	2,024	103
Dell Inc (a)	12,871	167		$ 432
EMC Corp/Massachusetts (a)	16,218	329	Electronics - 0.68%
Fortinet Inc (a)	670	17	Benchmark Electronics Inc (a)	840	14
Hewlett-Packard Co	3,104	131	Brady Corp	510	15
IBM Corp	505	68	Checkpoint Systems Inc (a)	370	8
Insight Enterprises Inc (a)	600	9	CTS Corp	550	5
Manhattan Associates Inc (a)	390	11	Garmin Ltd	1,916	58
Rimage Corp (a)	220	4	Koninklijke Philips Electronics NV	985	31
Syntel Inc	190	8	LaBarge Inc (a)	311	4
TDK Corp ADR	322	18	Multi-Fineline Electronix Inc (a)	330	7
	$ 1,374		OSI Systems Inc (a)	210	8
Consumer Products - 0.73%			Park Electrochemical Corp	230	6
Avery Dennison Corp	950	35	PerkinElmer Inc	1,905	44
Central Garden and Pet Co - A Shares (a)	870	9	Rofin-Sinar Technologies Inc (a)	440	11
Ennis Inc	260	5	Thomas & Betts Corp (a)	3,651	150
Helen of Troy Ltd (a)	230	6	Watts Water Technologies Inc	190	6
Kimberly-Clark Corp	5,237	341	Woodward Governor Co	280	9
Tupperware Brands Corp	210	9		$ 376
	$ 405		Engineering & Contruction - 0.28%
Cosmetics & Personal Care - 0.42%			ABB Ltd ADR(a)	1,386	29
Procter & Gamble Co	3,486	209	EMCOR Group Inc (a)	776	19
Shiseido Co Ltd ADR	965	22	Exponent Inc (a)	140	5
	$ 231		Insituform Technologies Inc (a)	450	11
Distribution & Wholesale - 0.29%			MasTec Inc (a)	430	5
Brightpoint Inc (a)	580	4	McDermott International Inc (a)	3,598	53
Fossil Inc (a)	1,261	68	URS Corp (a)	897	34
ITOCHU Corp ADR	304	28		$ 156
Mitsubishi Corp ADR	614	29	Entertainment - 0.01%
Sumitomo Corp ADR	2,094	27	National CineMedia Inc	380	7
United Stationers Inc (a)	130	7
	$ 163		Environmental Control - 0.01%
Diversified Financial Services - 1.78%			Tetra Tech Inc (a)	380	8
American Express Co	9,875	415
Ameriprise Financial Inc	8,438	399	Food - 1.15%
Artio Global Investors Inc	260	4	Corn Products International Inc	2,762	104
Calamos Asset Management Inc	520	6	Fresh Del Monte Produce Inc (a)	410	9
Discover Financial Services	3,797	63	Koninklijke Ahold NV ADR	2,407	32
ICAP PLC ADR	1,210	17	Kroger Co/The	5,765	125
Investment Technology Group Inc (a)	890	13	Nestle SA ADR	1,200	64
KBW Inc	530	13	Ralcorp Holdings Inc (a)	499	29
National Financial Partners Corp (a)	1,100	14	Seneca Foods Corp (a)	132	3
Nomura Holdings Inc ADR	2,013	10	SUPERVALU Inc	20,201	233
optionsXpress Holdings Inc (a)	580	9	TreeHouse Foods Inc (a)	380	18
ORIX Corp ADR	620	24	Unilever PLC ADR	798	23
	$ 987			$ 640
Electric - 1.94%			Forest Products & Paper - 0.25%
Ameren Corp	1,910	54	Domtar Corp	230	15
Avista Corp	920	19	International Paper Co	4,234	92
Duke Energy Corp	2,530	45	PH Glatfelter Co	610	7
E.ON AG ADR	324	10	Svenska Cellulosa AB ADR	1,615	25
Enel SpA ADR	3,634	19		$ 139
IDACORP Inc	300	11	Gas - 0.39%
Integrys Energy Group Inc	2,534	132	AGL Resources Inc	1,125	43
International Power PLC ADR	289	18	NiSource Inc	2,653	46
NorthWestern Corp	610	17	Questar Corp	2,875	50
OGE Energy Corp	2,017	80	Southwest Gas Corp	460	16
Pinnacle West Capital Corp	6,021	248	UGI Corp	1,864	53
Progress Energy Inc	5,325	237

See accompanying notes.			13

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Gas (continued)			Internet (continued)
WGL Holdings Inc	210 $	8	Symantec Corp (a)	5,371 $	81
	$ 216		TIBCO Software Inc (a)	1,280	23
Hand & Machine Tools - 0.13%				$ 253
Franklin Electric Co Inc	190	6	Investment Companies - 0.01%
Regal-Beloit Corp	1,115	66	PennantPark Investment Corp	329	3
	$ 72
Healthcare - Products - 0.75%			Iron & Steel - 0.01%
American Medical Systems Holdings Inc (a)	940	18	Schnitzer Steel Industries Inc	120	6
Cooper Cos Inc/The	963	45
Exactech Inc (a)	25	—	Leisure Products & Services - 0.04%
Hologic Inc (a)	2,590	42	Polaris Industries Inc	390	25
Immucor Inc (a)	920	18
Integra LifeSciences Holdings Corp (a)	380	15	Lodging - 0.05%
Johnson & Johnson	824	51	Wyndham Worldwide Corp	1,021	28
Merit Medical Systems Inc (a)	250	4
Orthofix International NV (a)	270	9	Machinery - Construction & Mining - 0.33%
St Jude Medical Inc (a)	5,415	213	Caterpillar Inc	482	38
	$ 415		Joy Global Inc	2,029	143
Healthcare - Services - 2.04%				$ 181
Aetna Inc	7,605	240	Machinery - Diversified - 0.12%
Amedisys Inc (a)	334	8	Altra Holdings Inc (a)	350	5
AMERIGROUP Corp (a)	400	17	Applied Industrial Technologies Inc	440	13
Centene Corp (a)	270	6	Briggs & Stratton Corp	500	10
Coventry Health Care Inc (a)	8,497	183	Chart Industries Inc (a)	530	11
Ensign Group Inc/The	416	8	Middleby Corp (a)	250	16
Gentiva Health Services Inc (a)	453	10	Wabtec Corp/DE	260	12
Health Management Associates Inc (a)	22,732	174		$ 67
ICON PLC ADR(a)	470	10	Media - 1.51%
Magellan Health Services Inc (a)	490	23	CBS Corp	10,432	165
UnitedHealth Group Inc	12,896	453	DIRECTV (a)	4,537	189
	$ 1,132		Gannett Co Inc	3,914	48
Home Furnishings - 0.09%			Journal Communications Inc (a)	830	4
Sony Corp ADR	942	29	McGraw-Hill Cos Inc/The	2,456	81
Tempur-Pedic International Inc (a)	620	19	News Corp - Class A	24,646	322
	$ 48		WPP PLC ADR	501	28
Housewares - 0.08%				$ 837
Newell Rubbermaid Inc	2,653	47	Metal Fabrication & Hardware - 0.38%
			CIRCOR International Inc	160	5
Insurance - 2.70%			LB Foster Co (a)	170	5
ACE Ltd	1,633	95	Timken Co	5,254	202
Aflac Inc	1,068	55		$ 212
Allianz SE ADR	2,220	25	Mining - 0.70%
Alterra Capital Holdings Ltd	500	10	Anglo American PLC ADR	1,828	36
American Financial Group Inc/OH	1,486	45	BHP Billiton Ltd ADR	704	54
Arch Capital Group Ltd (a)	177	15	Eldorado Gold Corp	1,070	20
Aspen Insurance Holdings Ltd	590	18	Freeport-McMoRan Copper & Gold Inc	1,848	158
Assurant Inc	5,308	216	Hecla Mining Co (a)	1,770	11
Berkshire Hathaway Inc - Class B (a)	2,536	210	IAMGOLD Corp	1,113	20
Chubb Corp	2,843	162	Kaiser Aluminum Corp	260	11
Delphi Financial Group Inc	505	13	Newcrest Mining Ltd ADR	571	22
Hannover Rueckversicherung AG ADR	1,069	25	Rio Tinto PLC ADR	1,016	59
OneBeacon Insurance Group Ltd	210	3		$ 391
Platinum Underwriters Holdings Ltd	610	27	Miscellaneous Manufacturing - 3.10%
Primerica Inc	400	8	3M Co	5,385	467
Protective Life Corp	2,325	51	Actuant Corp	900	21
Prudential Financial Inc	4,116	223	AO Smith Corp	260	15
Selective Insurance Group Inc	267	4	Carlisle Cos Inc	131	4
Tokio Marine Holdings Inc ADR	523	14	Crane Co	3,388	128
Unitrin Inc	878	21	Dover Corp	3,840	200
Unum Group	10,336	229	ESCO Technologies Inc	260	9
Zurich Financial Services AG ADR	1,259	29	General Electric Co	46,916	762
	$ 1,498		Illinois Tool Works Inc	981	46
Internet - 0.45%			Koppers Holdings Inc	367	10
Ancestry.com Inc (a)	445	10	Siemens AG ADR	381	40
comScore Inc (a)	440	10	Tomkins PLC ADR(b)	1,100	23
Constant Contact Inc (a)	430	9		$ 1,725
Earthlink Inc	1,710	16	Office & Business Equipment - 0.18%
Google Inc (a)	77	41	Canon Inc ADR	808	38
IAC/InterActiveCorp (a)	2,254	59	Xerox Corp	5,794	60
Liquidity Services Inc (a)	270	4		$ 98

See accompanying notes.			14

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 4.79%			REITS - 1.61%
Anadarko Petroleum Corp	2,815 $	161	Agree Realty Corp	150 $	4
Berry Petroleum Co	550	18	Ashford Hospitality Trust Inc (a)	1,180	11
BG Group PLC ADR	465	41	AvalonBay Communities Inc	304	32
Bill Barrett Corp (a)	370	13	BioMed Realty Trust Inc	1,280	23
BP PLC ADR	365	15	BRE Properties Inc	1,832	76
Callon Petroleum Co (a)	540	3	Chimera Investment Corp	2,887	11
Canadian Natural Resources Ltd	474	16	DuPont Fabros Technology Inc	470	12
Chevron Corp	8,121	658	Entertainment Properties Trust	414	18
Devon Energy Corp	4,208	273	Equity Residential	3,903	186
Encana Corp	439	13	Essex Property Trust Inc	1,295	142
ENI SpA ADR	494	21	Getty Realty Corp	180	5
Exxon Mobil Corp	13,418	829	Hersha Hospitality Trust	2,703	14
Marathon Oil Corp	8,600	285	Highwoods Properties Inc	750	24
Petroquest Energy Inc (a)	1,730	11	Host Hotels & Resorts Inc	8,743	127
Rowan Cos Inc (a)	4,905	149	Kilroy Realty Corp	670	22
Royal Dutch Shell PLC ADR	237	14	Mack-Cali Realty Corp	3,686	120
Royal Dutch Shell PLC - B shares ADR	244	14	PS Business Parks Inc	250	14
Statoil ASA ADR	940	20	Saul Centers Inc	230	10
Sunoco Inc	1,431	52	Starwood Property Trust Inc	470	9
Swift Energy Co (a)	675	19	Sunstone Hotel Investors Inc (a)	830	7
Total SA ADR	723	37	Urstadt Biddle Properties Inc	270	5
	$ 2,662		Washington Real Estate Investment Trust	740	23
Oil & Gas Services - 0.97%				$ 895
Acergy SA ADR	1,133	21	Retail - 3.61%
Halliburton Co	5,791	192	Big 5 Sporting Goods Corp	460	6
Lufkin Industries Inc	380	17	Big Lots Inc (a)	5,016	167
National Oilwell Varco Inc	5,550	247	Cash America International Inc	380	13
Oil States International Inc (a)	909	42	Christopher & Banks Corp	700	5
RPC Inc	580	12	Dillard's Inc	640	15
T-3 Energy Services Inc (a)	280	7	DineEquity Inc (a)	200	9
	$ 538		Dress Barn Inc (a)	790	19
Packaging & Containers - 0.05%			DSW Inc (a)	88	2
Rock-Tenn Co	290	15	Einstein Noah Restaurant Group Inc (a)	223	2
Silgan Holdings Inc	450	14	Finish Line Inc/The	400	6
	$ 29		First Cash Financial Services Inc (a)	420	12
Pharmaceuticals - 3.12%			Gap Inc/The	15,126	282
Abbott Laboratories	1,129	59	Jo-Ann Stores Inc (a)	510	23
Alexza Pharmaceuticals Inc (a)	2,074	7	JOS A Bank Clothiers Inc (a)	145	6
AmerisourceBergen Corp	8,595	264	Macy's Inc	2,673	62
Array BioPharma Inc (a)	845	3	PF Chang's China Bistro Inc	250	12
AstraZeneca PLC ADR	886	45	Pier 1 Imports Inc (a)	940	8
Bristol-Myers Squibb Co	15,404	418	Ross Stores Inc	1,057	58
Catalyst Health Solutions Inc (a)	520	18	Ruby Tuesday Inc (a)	1,580	19
Cephalon Inc (a)	3,449	215	Sally Beauty Holdings Inc (a)	1,020	11
Cornerstone Therapeutics Inc (a)	430	3	Signet Jewelers Ltd (a)	1,623	51
Endo Pharmaceuticals Holdings Inc (a)	3,594	119	Stage Stores Inc	580	8
Forest Laboratories Inc (a)	8,318	257	Starbucks Corp	10,066	257
GlaxoSmithKline PLC ADR	417	16	Texas Roadhouse Inc (a)	1,090	15
Idenix Pharmaceuticals Inc (a)	800	2	TJX Cos Inc	2,371	106
Impax Laboratories Inc (a)	320	6	Tuesday Morning Corp (a)	850	4
Merck & Co Inc	689	25	Wal-Mart Stores Inc	14,237	762
Novartis AG ADR	857	49	Williams-Sonoma Inc	1,660	53
Novo Nordisk A/S ADR	330	33	World Fuel Services Corp	480	12
Orexigen Therapeutics Inc (a)	1,480	9		$ 2,005
Par Pharmaceutical Cos Inc (a)	450	13	Savings & Loans - 0.20%
Pfizer Inc	2,485	43	Danvers Bancorp Inc	300	5
Roche Holding AG ADR	1,129	39	Dime Community Bancshares Inc	300	4
Shire PLC ADR	261	18	ESSA Bancorp Inc	269	3
Takeda Pharmaceutical Co Ltd ADR	1,289	30	Investors Bancorp Inc (a)	690	8
Teva Pharmaceutical Industries Ltd ADR	640	34	New York Community Bancorp Inc	3,494	57
XenoPort Inc (a)	1,300	9	Northwest Bancshares Inc	1,200	14
	$ 1,734		OceanFirst Financial Corp	340	4
Publicly Traded Investment Fund - 0.01%			Oritani Financial Corp	440	4
THL Credit Inc	320	4	Provident Financial Services Inc	730	9
			United Financial Bancorp Inc	320	4
Real Estate - 0.22%				$ 112
Brookfield Asset Management Inc	1,164	33	Semiconductors - 1.18%
Jones Lang LaSalle Inc	711	61	ARM Holdings PLC ADR	1,444	27
Sun Hung Kai Properties Ltd ADR	1,771	31	Atmel Corp (a)	10,941	87
	$ 125		Cabot Microelectronics Corp (a)	310	10
			Diodes Inc (a)	720	12
See accompanying notes.			15

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Transportation (continued)
Entegris Inc (a)	3,120 $	15	Canadian National Railway Co	383 $	24
Hittite Microwave Corp (a)	310	15	Celadon Group Inc (a)	380	5
Intel Corp	19,437	374	Heartland Express Inc	1,090	16
IXYS Corp (a)	700	7	HUB Group Inc (a)	570	17
Lattice Semiconductor Corp (a)	1,830	9	Kansas City Southern (a)	1,192	44
Micrel Inc	510	5	Marten Transport Ltd	290	7
Microsemi Corp (a)	550	9	MTR Corp ADR	233	9
National Semiconductor Corp	3,058	39	United Parcel Service Inc	2,546	170
Standard Microsystems Corp (a)	190	4		$ 330
Teradyne Inc (a)	4,070	45	Trucking & Leasing - 0.02%
Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587	—	TAL International Group Inc	370	9
	$ 658
Software - 3.78%			TOTAL COMMON STOCKS	$ 33,017
ACI Worldwide Inc (a)	350	8		Principal
Acxiom Corp (a)	930	15		Amount
Blackbaud Inc	450	11	BONDS - 23.65%	(000's) Value (000's)
BMC Software Inc (a)	2,269	92	Aerospace & Defense - 0.24%
CA Inc	2,349	50	BE Aerospace Inc
CSG Systems International Inc (a)	400	7	6.88%, 10/1/2020	$ 5 $	5
Digi International Inc (a)	371	3	GenCorp Inc
Informatica Corp (a)	4,287	165	9.50%, 8/15/2013	60	61
Mantech International Corp (a)	210	8	Goodrich Corp
Microsoft Corp	30,543	748	3.60%, 2/1/2021	35	35
MicroStrategy Inc (a)	170	15	L-3 Communications Corp
Omnicell Inc (a)	193	2	4.75%, 7/15/2020	25	26
Oracle Corp	26,443	710	Triumph Group Inc
Quest Software Inc (a)	730	18	8.63%, 7/15/2018	5	6
Red Hat Inc (a)	4,375	179		$ 133
SAP AG ADR	625	31	Agriculture - 0.29%
SS&C Technologies Holdings Inc (a)	230	4
SYNNEX Corp (a)	550	15	Altria 4.13%, Group 9/11/2015 Inc	20	21
Taleo Corp (a)	640	19
			9.70%, 11/10/2018	60	81
	$ 2,100		9.95%, 11/10/2038	15	22
Telecommunications - 4.46%			10.20%, 2/6/2039	20	30
Amdocs Ltd (a)	6,769	194	Southern States Cooperative Inc
Anaren Inc (a)	240	4	11.25%, 5/15/2015(d)	5	5
Arris Group Inc (a)	1,200	12		$ 159
AT&T Inc	20,128	576	Airlines - 0.07%
BT Group PLC ADR	900	20	American Airlines Pass Through Trust 2009-1A
Cisco Systems Inc (a)	19,225	421
			10.38%, 7/2/2019	5	6
Consolidated Communications Holdings Inc	710	13	Delta Air Lines 2002-1 Class G-1 Pass Through
Frontier Communications Corp	11,686	95	Trust
InterDigital Inc (a)	410	12
			6.72%, 1/2/2023	22	22
Koninklijke KPN NV ADR	1,700	27	UAL 2007-1 Pass Through Trust
LogMeIn Inc (a)	252	9	3.00%, 7/2/2014(d),(e)	4	3
Motorola Inc (a)	27,371	233
			UAL 2009-2A Pass Through Trust
NTT DoCoMo Inc ADR	1,727	29	6.64%, 1/15/2017	5	6
PAETEC Holding Corp (a)	1,880	8
				$ 37
Plantronics Inc	560	19	Apparel - 0.02%
Polycom Inc (a)	430	12
			Rafaella Apparel Group Inc
Portugal Telecom SGPS SA ADR	1,584	21	11.25%, 6/15/2011	15	10
Premiere Global Services Inc (a)	920	6
Qwest Communications International Inc	31,389	197	Automobile Asset Backed Securities - 0.15%
RF Micro Devices Inc (a)	3,130	19
			Ford Credit Auto Owner Trust
Singapore Telecommunications Ltd ADR	990	24	5.30%, 6/15/2012	60	62
Sprint Nextel Corp (a)	5,292	24
Symmetricom Inc (a)	640	4	5.60%, 10/15/2012	20	21
Syniverse Holdings Inc (a)	420	10		$ 83
			Automobile Manufacturers - 0.02%
Telefonaktiebolaget LM Ericsson ADR	2,539	28	Hyundai Capital America
Telefonica SA ADR	262	19	3.75%, 4/6/2016(b),(d),(f)	10	10
Telenor ASA ADR	495	23
Tellabs Inc	20,951	156
Verizon Communications Inc	7,469	243	Automobile Parts & Equipment - 0.05%
			BorgWarner Inc
Vodafone Group PLC ADR	796	20	4.63%, 9/15/2020	20	20
	$ 2,478		Goodyear Tire & Rubber Co/The
Toys, Games & Hobbies - 0.29%			8.25%, 8/15/2020	5	5
Mattel Inc	6,979	164	10.50%, 5/15/2016	5	6
				$ 31
Transportation - 0.59%
Atlas Air Worldwide Holdings Inc (a)	350	18
Bristow Group Inc (a)	560	20
See accompanying notes.			16

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks - 3.34%			Biotechnology (continued)
Ally Financial Inc			Amgen Inc (continued)
8.30%, 2/12/2015(d)	$ 10 $	11	6.90%, 6/1/2038	$ 5 $	7
BAC Capital Trust XIII			Talecris Biotherapeutics Holdings Corp
0.69%, 3/15/2043(e)	75	48	7.75%, 11/15/2016	10	11
BAC Capital Trust XIV				$ 93
5.63%, 3/15/2043(e)	34	24	Building Materials - 0.06%
Bank of America Corp			CRH America Inc
8.00%, 12/29/2049(e)	25	26	8.13%, 7/15/2018	25	30
BB&T Corp			Masco Corp
3.95%, 4/29/2016	80	85	7.13%, 3/15/2020	5	5
Canadian Imperial Bank of Commerce/Canada				$ 35
1.45%, 9/13/2013	20	20	Chemicals - 0.09%
Capital One Financial Corp			CF Industries Inc
5.70%, 9/15/2011	30	31	6.88%, 5/1/2018	5	6
CIT Group Inc			Dow Chemical Co/The
7.00%, 5/1/2017	35	34	5.90%, 2/15/2015	20	22
Citigroup Inc			Nalco Co
5.63%, 8/27/2012	90	95	8.88%, 11/15/2013	10	10
City National Corp/CA			Phibro Animal Health Corp
5.25%, 9/15/2020	35	36	9.25%, 7/1/2018(d)	5	5
Comerica Capital Trust II			Vertellus Specialties Inc
6.58%, 2/20/2037	30	30	9.38%, 10/1/2015(d)	5	5
Comerica Inc				$ 48
3.00%, 9/16/2015	20	20	Coal - 0.03%
Credit Suisse AG			Arch Coal Inc
5.40%, 1/14/2020	35	37	8.75%, 8/1/2016	5	5
Goldman Sachs Group Inc/The			Consol Energy Inc
5.45%, 11/1/2012	100	108	8.00%, 4/1/2017(d)	10	11
6.45%, 5/1/2036	30	30		$ 16
HBOS Capital Funding LP			Commercial Services - 0.05%
6.07%, 6/29/2049(d),(e)	5	4
			Great Lakes Dredge & Dock Corp
JP Morgan Chase & Co			7.75%, 12/15/2013	10	10
3.40%, 6/24/2015	90	93	Hertz Corp/The
KeyCorp			8.88%, 1/1/2014	10	10
3.75%, 8/13/2015	55	56	Interactive Data Corp
Lloyds TSB Bank PLC			10.25%, 8/1/2018(d)	5	5
6.50%, 9/14/2020(d)	225	227
			RSC Equipment Rental Inc/RSC Holdings III LLC
Morgan Stanley			10.25%, 11/15/2019	5	6
5.63%, 9/23/2019	100	104		$ 31
6.25%, 8/28/2017	140	153
7.25%, 4/1/2032	25	29	Computers - 0.21%
PNC Funding Corp			Affiliated Computer Services Inc
5.25%, 11/15/2015	120	133	5.20%, 6/1/2015	45	49
Royal Bank of Scotland Group PLC			Hewlett-Packard Co
5.05%, 1/8/2015	25	25	2.13%, 9/13/2015	45	45
Royal Bank of Scotland PLC/The			Seagate HDD Cayman
			6.88%, 5/1/2020(d)	25	25
3.40%, 8/23/2013	100	103
3.95%, 9/21/2015	145	147		$ 119
5.63%, 8/24/2020	30	32	Diversified Financial Services - 1.38%
Santander US Debt SA Unipersonal			American Express Credit Corp
2.99%, 10/7/2013(d),(f)	100	100	2.75%, 9/15/2015	40	40
SunTrust Preferred Capital I			Caisse Centrale Desjardins du Quebec
5.85%, 12/31/2049(e)	6	5	1.70%, 9/16/2013(d)	10	10
			2.65%, 9/16/2015(d)	50	51
Wells Fargo & Co
7.98%, 3/29/2049(e)	10	11	Cantor Fitzgerald LP
			6.38%, 6/26/2015(d)	35	36
	$ 1,857
Beverages - 0.26%			Capital One Capital VI
Anheuser-Busch InBev Worldwide Inc			8.88%, 5/15/2040	10	11
5.00%, 4/15/2020	30	33	Citigroup Capital XXI
5.38%, 11/15/2014(d)	50	56	8.30%, 12/21/2057	15	16
Dr Pepper Snapple Group Inc			Countrywide Financial Corp
2.35%, 12/21/2012	10	10	6.25%, 5/15/2016	85	92
			Credit Acceptance Corp
International CCE Inc			9.13%, 2/1/2017(d)	5	5
2.13%, 9/15/2015	45	45	Crown Castle Towers LLC

	$ 144		3.21%, 8/15/2035 (d)	25	25
Biotechnology - 0.17%			4.88%, 8/15/2040(d)	35	36
Amgen Inc			E*Trade Financial Corp
3.45%, 10/1/2020	30	30	7.38%, 9/15/2013	10	10
4.95%, 10/1/2041	45	45
See accompanying notes.			17

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Electric (continued)
E*Trade Financial Corp (continued)			Mirant Mid Atlantic Pass Through Trust C
12.50%, 11/30/2017	$ 5 $	6	10.06%, 12/30/2028	$ 10 $	11
Financiera Independencia SAB de CV			Nevada Power Co
10.00%, 3/30/2015(d)	2	2	5.38%, 9/15/2040	5	5
Ford Motor Credit Co LLC			Nisource Finance Corp
7.80%, 6/1/2012	15	16	5.25%, 9/15/2017	25	27
General Electric Capital Corp			6.13%, 3/1/2022	20	23
4.38%, 9/16/2020	90	90	Northern States Power Co/MN
6.15%, 8/7/2037	5	5	5.35%, 11/1/2039	15	17
6.75%, 3/15/2032	40	45	NRG Energy Inc
Goldman Sachs Capital I			7.38%, 1/15/2017	5	5
6.35%, 2/15/2034	40	39	Oncor Electric Delivery Co LLC
Goldman Sachs Capital II			5.25%, 9/30/2040(d)	10	10
5.79%, 12/29/2049(e)	10	9	PacifiCorp
Icahn Enterprises LP / Icahn Enterprises Finance			5.65%, 7/15/2018	20	24
Corp			6.25%, 10/15/2037	5	6
7.75%, 1/15/2016	5	5	Public Service Electric & Gas Co
ILFC E-Capital Trust II			3.50%, 8/15/2020	20	20
6.25%, 12/21/2065(d),(e)	5	3	Reliant Energy Mid-Atlantic Power Holdings LLC
International Lease Finance Corp			9.24%, 7/2/2017	18	19
5.65%, 6/1/2014	20	19	San Diego Gas & Electric Co
8.63%, 9/15/2015(d)	5	5	5.35%, 5/15/2040	25	28
Janus Capital Group Inc			Virginia Electric & Power Co
6.95%, 6/15/2017(e)	5	5	6.00%, 5/15/2037	5	6
KKR Group Finance Co				$ 492
6.38%, 9/29/2020(d)	30	31	Electronics - 0.04%
ORIX Corp			NXP BV / NXP Funding LLC
4.71%, 4/27/2015	45	46	9.50%, 10/15/2015	5	5
Pinnacle Foods Finance LLC / Pinnacle Foods			9.75%, 8/1/2018(d)	10	11
Finance Corp			Viasystems Inc
9.25%, 4/1/2015(d)	5	5	12.00%, 1/15/2015(d)	5	5
SquareTwo Financial Corp				$ 21
11.63%, 4/1/2017(d)	5	4	Energy - Alternate Sources - 0.02%
Textron Financial Corp			Headwaters Inc
0.45%, 2/25/2011(e)	100	100	11.38%, 11/1/2014	10	11
	$ 767
Electric - 0.88%			Entertainment - 0.10%
Baltimore Gas & Electric Co			CCM Merger Inc
5.90%, 10/1/2016	25	29	8.00%, 8/1/2013(d)	10	9
CMS Energy Corp			Lions Gate Entertainment Inc
4.25%, 9/30/2015	20	20	10.25%, 11/1/2016(d)	10	10
6.55%, 7/17/2017	20	22	Peninsula Gaming LLC
Commonwealth Edison Co			8.38%, 8/15/2015	5	5
4.00%, 8/1/2020	10	10	10.75%, 8/15/2017	5	6
Detroit Edison Co/The			WMG Acquisition Corp
3.45%, 10/1/2020	30	30	7.38%, 4/15/2014	5	5
Dominion Resources Inc/VA			WMG Holdings Corp
2.25%, 9/1/2015	5	5	9.50%, 12/15/2014	20	19
Duke Energy Corp				$ 54
3.35%, 4/1/2015	20	21	Environmental Control - 0.13%
Duke Energy Indiana Inc			EnergySolutions Inc / EnergySolutions LLC
3.75%, 7/15/2020	20	21	10.75%, 8/15/2018(d)	5	5
Edison International			Republic Services Inc
3.75%, 9/15/2017	10	10	5.50%, 9/15/2019	40	45
Elwood Energy LLC			6.20%, 3/1/2040	20	23
8.16%, 7/5/2026	25	23		$ 73
Energy Future Holdings Corp			Food - 0.16%
9.75%, 10/15/2019	14	14	Kellogg Co
Energy Future Intermediate Holding Co LLC			4.45%, 5/30/2016	10	11
9.75%, 10/15/2019	11	11	Kraft Foods Inc
Exelon Generation Co LLC			5.38%, 2/10/2020	15	17
4.00%, 10/1/2020	15	15	6.25%, 6/1/2012	35	38
FirstEnergy Solutions Corp			6.50%, 2/9/2040	15	18
6.05%, 8/15/2021	25	27	Michael Foods Inc
6.80%, 8/15/2039	20	20	9.75%, 7/15/2018(d)	5	5
Indiantown Cogeneration LP				$ 89
9.26%, 12/15/2010	8	8	Forest Products & Paper - 0.02%
Mirant Americas Generation LLC			Bio Pappel SAB de CV
8.50%, 10/1/2021	5	5	7.00%, 8/27/2016(e)	6	5
See accompanying notes.			18

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Forest Products & Paper (continued)			Insurance (continued)
Sappi Papier Holding AG			Lincoln National Corp (continued)
6.75%, 6/15/2012(d)	$ 5 $	5	7.00%, 5/17/2066(e)	$ 40 $	38
	$ 10		Travelers Cos Inc/The
Healthcare - Products - 0.12%			6.25%, 3/15/2067(e)	30	29
Angiotech Pharmaceuticals Inc			WR Berkley Corp
4.05%, 12/1/2013(e)	20	17	6.25%, 2/15/2037	30	30
Boston Scientific Corp			XL Group PLC
4.50%, 1/15/2015	20	21	6.50%, 12/31/2049(e)	10	8
7.00%, 11/15/2035	5	5		$ 383
Covidien International Finance SA			Internet - 0.07%
2.80%, 6/15/2015	25	26	Open Solutions Inc
	$ 69		9.75%, 2/1/2015(d)	20	14
Healthcare - Services - 0.24%			UPC Holding BV
Alliance HealthCare Services Inc			9.88%, 4/15/2018(d)	15	16
8.00%, 12/1/2016	5	5	Zayo Group LLC/Zayo Capital Inc
HCA Inc			10.25%, 3/15/2017(d)	10	11
8.50%, 4/15/2019	5	6		$ 41
9.25%, 11/15/2016	50	54	Leisure Products & Services - 0.02%
9.63%, 11/15/2016	5	5	Royal Caribbean Cruises Ltd
Healthsouth Corp			6.88%, 12/1/2013	10	11
7.25%, 10/1/2018(f)	5	5
7.75%, 9/15/2022(f)	5	5	Lodging - 0.04%
IASIS Healthcare LLC / IASIS Capital Corp			Harrah's Operating Co Inc
8.75%, 6/15/2014	5	5	10.00%, 12/15/2018	23	18
Multiplan Inc			Wyndham Worldwide Corp
9.88%, 9/1/2018(d)	10	10	5.75%, 2/1/2018	5	5
Select Medical Corp				$ 23
7.63%, 2/1/2015	10	10	Media - 1.23%
Tenet Healthcare Corp			CBS Corp
9.25%, 2/1/2015(e)	10	11	5.75%, 4/15/2020	15	17
US Oncology Inc			7.88%, 7/30/2030	20	24
9.13%, 8/15/2017	10	11	Comcast Corp
WellPoint Inc			6.40%, 3/1/2040	10	11
5.80%, 8/15/2040	5	5	6.45%, 3/15/2037	35	39
	$ 132		COX Communications Inc
Home Equity Asset Backed Securities - 0.51%			5.45%, 12/15/2014	10	11
Countrywide Asset-Backed Certificates			CSC Holdings LLC
5.39%, 4/25/2036	49	30	8.63%, 2/15/2019	10	11
5.51%, 8/25/2036	47	39	DIRECTV Holdings LLC
GSAA Trust			3.55%, 3/15/2015	50	52
0.40%, 4/25/2047(c),(e)	132	10	DirecTV Holdings LLC / DirecTV Financing Co
Option One Mortgage Loan Trust			Inc
0.36%, 7/25/2036(e)	115	86	5.88%, 10/1/2019	65	74
Specialty Underwriting & Residential Finance			7.63%, 5/15/2016	35	39
1.02%, 2/25/2035(e)	28	23	Discovery Communications LLC
Wells Fargo Home Equity Trust			3.70%, 6/1/2015	20	21
0.55%, 10/25/2035(e)	102	96	DISH DBS Corp
	$ 284		7.75%, 5/31/2015	10	11
Insurance - 0.69%			7.88%, 9/1/2019	10	11
Aflac Inc			Kabel Deutschland GmbH
3.45%, 8/15/2015	20	21	10.63%, 7/1/2014	15	16
6.45%, 8/15/2040	30	31	NBC Universal Inc
AON Corp			2.10%, 4/1/2014(d),(f)	10	10
6.25%, 9/30/2040	15	16	2.88%, 4/1/2016(d),(f)	105	105
CNA Financial Corp			4.38%, 4/1/2021(d),(f)	50	51
6.00%, 8/15/2011	40	41	5.15%, 4/30/2020(d)	15	16
Crum & Forster Holdings Corp			5.95%, 4/1/2041(d),(f)	40	41
7.75%, 5/1/2017	10	10	News America Inc
Genworth Financial Inc			6.20%, 12/15/2034	25	27
6.15%, 11/15/2066(e)	45	34	Nielsen Finance LLC / Nielsen Finance Co
ING Groep NV			10.00%, 8/1/2014	5	5
5.78%, 12/8/2049	30	27	Rainbow National Services LLC
Ironshore Holdings US Inc			10.38%, 9/1/2014(d)	5	5
8.50%, 5/15/2020(d)	25	25	Time Warner Inc
Liberty Mutual Group Inc			3.15%, 7/15/2015	40	42
10.75%, 6/15/2058(d),(e)	20	24	4.70%, 1/15/2021	20	21
Lincoln National Corp			7.63%, 4/15/2031	10	12
5.65%, 8/27/2012	20	21
7.00%, 6/15/2040	25	28
See accompanying notes.			19

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media (continued)			Mortgage Backed Securities (continued)
Umbrella Acquisition Inc			GE Capital Commercial Mortgage Corp
9.75%, 3/15/2015(d)	$ 11 $	10	5.61%, 4/10/2017(e)	$ 50 $	36
	$ 682		Ginnie Mae
Mining - 0.07%			5.00%, 10/16/2022	114	12
Alcoa Inc			7.13%, 1/16/2032(e)	454	94
5.90%, 2/1/2027	10	10	Greenwich Capital Commercial Funding Corp
6.15%, 8/15/2020	10	10	5.44%, 3/10/2039(e)	30	32
Southern Copper Corp			5.74%, 12/10/2049	60	63
6.75%, 4/16/2040	4	5	Indymac Index Mortgage Loan Trust
Vale Overseas Ltd			0.44%, 2/25/2037(e)	160	102
4.63%, 9/15/2020	2	2	0.50%, 6/25/2037(c),(e)	110	68
6.88%, 11/21/2036	9	10	JP Morgan Chase Commercial Mortgage Securities
	$ 37		Corp
Miscellaneous Manufacturing - 0.40%			5.34%, 5/15/2047	25	26
GE Capital Trust I			5.42%, 2/15/2017	95	99
6.38%, 11/15/2067	80	80	5.72%, 11/15/2017	60	63
Textron Inc			5.88%, 2/15/2051	60	63
6.20%, 3/15/2015	10	11	JP Morgan Mortgage Trust
Trimas Corp			5.91%, 6/25/2036(e)	8	8
9.75%, 12/15/2017(d)	15	16	LB-UBS Commercial Mortgage Trust
Tyco International Finance SA			5.42%, 1/15/2017	20	21
3.38%, 10/15/2015	45	47	5.86%, 7/15/2040(e)	60	63
4.13%, 10/15/2014	10	11	6.32%, 4/15/2041(e)	75	83
Tyco International Ltd / Tyco International Finance			6.45%, 7/17/2040(e)	50	15
SA			Merrill Lynch/Countrywide Commercial Mortgage
7.00%, 12/15/2019	45	56	Trust
	$ 221		5.49%, 3/12/2051	45	45
Mortgage Backed Securities - 4.96%			Morgan Stanley Capital I
Banc of America Commercial Mortgage Inc			0.51%, 6/12/2012(e)	88	80
4.73%, 7/10/2043 (e)	55	51	5.36%, 3/15/2044(e)	40	42
5.36%, 10/10/2045(e)	45	47	5.81%, 4/12/2049(e)	25	24
5.87%, 4/10/2049(e)	10	10	Morgan Stanley Reremic Trust
			10.24%, 12/17/2043(b),(d),(e)	100	103
5.89%, 7/10/2044	85	90
6.34%, 2/10/2051(e)	130	142	RBSCF Trust
			6.00%, 7/17/2014(d),(e)	50	49
Banc of America Funding Corp
0.54%, 7/20/2036(e)	153	65	Sequoia Mortgage Trust
			1.03%, 2/20/2034(e)	57	41
Banc of America Large Loan Inc
5.20%, 1/25/2017(d)	99	105	Structured Asset Securities Corp
			5.50%, 6/25/2036(e)	90	21
BCRR Trust
5.86%, 12/15/2043(d)	25	22	Wachovia Bank Commercial Mortgage Trust
6.00%, 4/17/2017(d),(e)	25	27	0.72%, 10/15/2041(d),(e)	1,369	10
			5.68%, 5/15/2046(e)	160	166
Bear Stearns Commercial Mortgage Securities			6.10%, 2/15/2051(e)	75	78
5.47%, 6/11/2041	130	143
Bella Vista Mortgage Trust			WAMU Commercial Mortgage Securities Trust
0.51%, 5/20/2045(c),(e)	86	49	3.83%, 1/25/2035(d)	11	11
Citigroup Commercial Mortgage Trust			WaMu Mortgage Pass Through Certificates
6.29%, 12/10/2049(e)	15	16	0.48%, 8/25/2046(c),(e)	154	43
			0.64%, 11/25/2045(e)	19	19
Commercial Mortgage Pass Through Certificates			0.79%, 1/25/2045(e)	73	6
4.05%, 6.01%, 10/15/2037 12/10/2049(e)	80 6	87 6	2.70%, 5/25/2035(e)	31	30
Countrywide Alternative Loan Trust			Washington Mutual Alternative Mortgage Pass-
1.70%, 7/20/2035(e)	33	17	Through Certificates
			0.54%, 6/25/2046(e)	105	8
Countrywide Asset-Backed Certificates
0.66%, 4/25/2036(e)	178	1		$ 2,756
Credit Suisse First Boston Mortgage Securities			Office & Business Equipment - 0.12%
Corp			Xerox Corp
0.36%, 11/15/2037(d),(e)	1,160	22	4.25%, 2/15/2015	60	64
0.44%, 5/15/2036(d),(e)	482	1	5.63%, 12/15/2019	5	6
Credit Suisse Mortgage Capital Certificates				$ 70
5.47%, 8/16/2016(d)	25	23	Oil & Gas - 1.24%
5.66%, 5/10/2017(d)	50	44	Anadarko Petroleum Corp
6.00%, 6/15/2017(d)	50	54	6.38%, 9/15/2017	75	83
Fannie Mae			BP Capital Markets PLC
6.49%, 11/25/2036(e)	92	14	3.13%, 10/1/2015(f)	55	55
6.50%, 2/25/2047	25	28	3.63%, 5/8/2014	10	10
6.51%, 4/25/2039(e)	14	15	4.50%, 10/1/2020(f)	45	46
7.14%, 3/25/2039(e)	16	17	5.25%, 11/7/2013	20	22
Freddie Mac			Cenovus Energy Inc
0.86%, 8/15/2018(e)	36	36	5.70%, 10/15/2019	20	23
See accompanying notes.			20

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Oil & Gas Services - 0.09%
Chaparral Energy Inc			Cameron International Corp
8.50%, 12/1/2015	$ 10 $	10	6.38%, 7/15/2018	$ 20 $	23
Chesapeake Energy Corp			Weatherford International Ltd Bermuda
9.50%, 2/15/2015	20	23	5.13%, 9/15/2020	20	20
ConocoPhillips			6.75%, 9/15/2040	5	5
6.00%, 1/15/2020	15	19		$ 48
Continental Resources Inc/OK			Other Asset Backed Securities - 2.14%
7.38%, 10/1/2020(d)	5	5	Aircraft Certificate Owner Trust
Denbury Resources Inc			7.00%, 9/20/2022(b),(d)	5	4
8.25%, 2/15/2020	5	6	Ameriquest Mortgage Securities Inc
9.75%, 3/1/2016	15	17	0.56%, 3/25/2035(e)	13	12
Ecopetrol SA			Carrington Mortgage Loan Trust
7.63%, 7/23/2019	2	2	0.54%, 12/25/2035(e)	275	254
Hilcorp Energy I LP/Hilcorp Finance Co			Citigroup Mortgage Loan Trust Inc
8.00%, 2/15/2020(d)	5	5	0.41%, 3/25/2037(e)	121	109
Linn Energy LLC/Linn Energy Finance Corp			CNH Equipment Trust
7.75%, 2/1/2021(d)	5	5	1.54%, 7/15/2014	100	101
8.63%, 4/15/2020(d)	5	5	1.85%, 12/16/2013	100	101
11.75%, 5/15/2017	10	12	Countrywide Asset-Backed Certificates
Nexen Inc			0.51%, 3/25/2036(e)	138	86
6.40%, 5/15/2037	15	16	0.55%, 2/25/2036(e)	36	35
OPTI Canada Inc			1.86%, 1/25/2034(e)	123	67
7.88%, 12/15/2014	15	11	First Horizon Asset Backed Trust
9.00%, 12/15/2012(d)	5	5	0.39%, 10/25/2026(e)	119	84
Petrobras International Finance Co			First-Citizens Home Equity Loan LLC
5.75%, 1/20/2020	10	11	0.47%, 9/15/2022(d),(e)	37	23
Petrohawk Energy Corp			JP Morgan Mortgage Acquisition Corp
7.25%, 8/15/2018(d)	5	5	0.41%, 3/25/2037(e)	75	44
10.50%, 8/1/2014	5	6	0.43%, 4/25/2036(e)	159	124
Petroleos de Venezuela SA			5.45%, 11/25/2036	107	108
5.00%, 10/28/2015	5	3	Marriott Vacation Club Owner Trust
5.25%, 4/12/2017	3	2	5.52%, 5/20/2029(d),(e)	18	19
Petroleos Mexicanos			MSDWCC Heloc Trust
5.50%, 1/21/2021(d)	10	11	0.45%, 7/25/2017(e)	21	15
Petroleum Development Corp			UAL 2000-1 Pass Through Certificate
12.00%, 2/15/2018	10	11	8.03%, 7/1/2011	5	6
Petroquest Energy Inc				$ 1,192
10.00%, 9/1/2017	5	5	Pharmaceuticals - 0.25%
Pioneer Natural Resources Co			AmerisourceBergen Corp
7.50%, 1/15/2020	10	11	5.63%, 9/15/2012	25	27
Pride International Inc			Medco Health Solutions Inc
6.88%, 8/15/2020	15	16	4.13%, 9/15/2020	20	20
QEP Resources Inc			NBTY Inc
6.88%, 3/1/2021	5	5	9.00%, 10/1/2018(d),(f)	5	5
Quicksilver Resources Inc			Omnicare Inc
11.75%, 1/1/2016	5	6	6.13%, 6/1/2013	10	10
Range Resources Corp			7.75%, 6/1/2020	5	5
6.75%, 8/1/2020	5	5	Quintiles Transnational Corp
Rowan Cos Inc			9.50%, 12/30/2014(d)	10	10
5.00%, 9/1/2017	20	21	Teva Pharmaceutical Finance II BV / Teva
Shell International Finance BV			Pharmaceutical Finance III LLC
3.10%, 6/28/2015	30	32	3.00%, 6/15/2015	25	26
Statoil ASA			Watson Pharmaceuticals Inc
5.10%, 8/17/2040	20	21	5.00%, 8/15/2014	20	22
Suncor Energy Inc			6.13%, 8/15/2019	10	12
6.10%, 6/1/2018	25	29		$ 137
6.85%, 6/1/2039	10	12	Pipelines - 0.45%
Talisman Energy Inc			El Paso Pipeline Partners Operating Co LLC
5.13%, 5/15/2015	10	11	6.50%, 4/1/2020	5	5
6.25%, 2/1/2038	5	6	Energy Transfer Equity LP
Total Capital SA			7.50%, 10/15/2020	5	5
3.00%, 6/24/2015	20	21	Energy Transfer Partners LP
Transocean Inc			6.70%, 7/1/2018	20	23
4.95%, 11/15/2015	50	52	Enterprise Products Operating LLC
Venoco Inc			6.13%, 10/15/2039	20	22
11.50%, 10/1/2017	5	5	8.38%, 8/1/2066	20	21
	$ 687		MarkWest Energy Partners LP / MarkWest Energy
			Finance Corp
			8.75%, 4/15/2018	10	11
See accompanying notes.			21

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines (continued)			Semiconductors (continued)
Plains All American Pipeline LP / PAA Finance			Jazz Technologies Inc
Corp			8.00%, 6/30/2015(d)	$ 5 $	4
3.95%, 9/15/2015	$ 20 $	21		$ 20
Regency Energy Partners LP/Regency Energy			Software - 0.11%
Finance Corp			First Data Corp
8.38%, 12/15/2013	33	35	10.55%, 9/24/2015	6	5
Rockies Express Pipeline LLC			Fiserv Inc
5.63%, 4/15/2020(d)	25	25	4.63%, 10/1/2020	30	30
TransCanada PipeLines Ltd			Microsoft Corp
3.40%, 6/1/2015	20	21	1.63%, 9/25/2015	15	15
3.80%, 10/1/2020	15	15	4.50%, 10/1/2040	10	10
6.10%, 6/1/2040	20	23		$ 60
Williams Partners LP			Sovereign - 0.61%
3.80%, 2/15/2015	25	26	Argentina Bonos
	$ 253		7.00%, 10/3/2015	15	13
REITS - 0.39%			Argentina Government International Bond
Brandywine Operating Partnership LP			8.28%, 12/31/2033	15	13
5.63%, 12/15/2010	27	27	Brazilian Government International Bond
CommonWealth REIT			7.88%, 3/7/2015	25	31
0.89%, 3/16/2011(e)	25	25	10.13%, 5/15/2027	2	3
Digital Realty Trust LP			11.00%, 8/17/2040	5	7
4.50%, 7/15/2015(d)	45	46	Colombia Government International Bond
DuPont Fabros Technology LP			11.75%, 2/25/2020	11	17
8.50%, 12/15/2017	5	5	Hungary Government International Bond
Entertainment Properties Trust			6.25%, 1/29/2020	2	2
7.75%, 7/15/2020(d)	50	51	Indonesia Government International Bond
iStar Financial Inc			6.75%, 3/10/2014(d)	20	23
5.85%, 3/15/2017	5	4	6.75%, 3/10/2014	5	6
ProLogis			Mexico Government International Bond
6.63%, 5/15/2018	25	25	5.95%, 3/19/2019	6	7
Reckson Operating Partnership LP			6.05%, 1/11/2040	4	5
6.00%, 3/31/2016	10	10	Panama Government International Bond
Simon Property Group LP			7.25%, 3/15/2015	5	6
5.65%, 2/1/2020	20	22	Peruvian Government International Bond
	$ 215		7.13%, 3/30/2019	30	37
Retail - 0.46%			8.75%, 11/21/2033	5	7
CVS Caremark Corp			Philippine Government International Bond
3.25%, 5/18/2015	10	11	8.25%, 1/15/2014	2	2
6.13%, 9/15/2039	25	28	9.88%, 1/15/2019	15	21
CVS Pass-Through Trust			Russian Foreign Bond - Eurobond
7.51%, 1/10/2032(d)	5	6	7.50%, 3/31/2030(d)	70	84
Darden Restaurants Inc			Turkey Government International Bond
6.80%, 10/15/2037(e)	45	52	6.88%, 3/17/2036	5	6
Ferrellgas LP/Ferrellgas Finance Corp			7.00%, 6/5/2020	10	12
9.13%, 10/1/2017	15	16	7.25%, 3/15/2015	10	12
Ltd Brands Inc			Uruguay Government International Bond
7.00%, 5/1/2020	5	5	6.88%, 9/28/2025	6	7
Macy's Retail Holdings Inc			Venezuela Government International Bond
5.75%, 7/15/2014	50	53	5.75%, 2/26/2016	4	3
5.90%, 12/1/2016	10	11	6.00%, 12/9/2020	7	4
Nordstrom Inc			7.65%, 4/21/2025	6	4
4.75%, 5/1/2020	25	27	7.75%, 10/13/2019	1	1
OSI Restaurant Partners Inc			8.50%, 10/8/2014	4	3
10.00%, 6/15/2015	5	5	9.25%, 9/15/2027	2	1
Phillips-Van Heusen Corp			9.38%, 1/13/2034	1	1
7.38%, 5/15/2020	5	5		$ 338
Suburban Propane Partners LP/Suburban Energy			Telecommunications - 1.29%
Finance Corp			America Movil SAB de CV
7.38%, 3/15/2020	5	5	5.63%, 11/15/2017	7	8
Yum! Brands Inc			6.38%, 3/1/2035	3	3
6.25%, 3/15/2018	15	18	AT&T Inc
6.88%, 11/15/2037	10	12	2.50%, 8/15/2015	75	77
	$ 254		6.15%, 9/15/2034	20	22
Semiconductors - 0.03%			6.50%, 9/1/2037	5	6
Advanced Micro Devices Inc			Clearwire Communications LLC/Clearwire Finance
7.75%, 8/1/2020(d)	10	11	Inc
Freescale Semiconductor Inc			12.00%, 12/1/2015(d)	30	32
9.25%, 4/15/2018(d)	5	5	DigitalGlobe Inc
			10.50%, 5/1/2014	15	17
See accompanying notes.			22

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	CONVERTIBLE BONDS (continued)	(000's)	Value (000's)
Telecommunications (continued)			Biotechnology - 0.02%
Global Crossing Ltd			Amylin Pharmaceuticals Inc
12.00%, 9/15/2015	$ 10	$ 11	3.00%, 6/15/2014	$ 15	$ 14
Intelsat Corp
9.25%, 8/15/2014	10	10	Electronics - 0.02%
Intelsat Luxembourg SA			L-1 Identity Solutions Inc
11.25%, 2/4/2017	15	16	3.75%, 5/15/2027	10	10
Intelsat Subsidiary Holding Co SA
8.88%, 1/15/2015	25	26	TOTAL CONVERTIBLE BONDS		$ 28
iPCS Inc				Principal
2.59%, 5/1/2013(e)	5	5		Amount
Level 3 Financing Inc			MUNICIPAL BONDS - 0.21%	(000's)	Value (000's)
9.25%, 11/1/2014	10	9	California - 0.03%
Nextel Communications Inc			Los Angeles Unified School District/CA
7.38%, 8/1/2015	30	30	5.75%, 7/1/2034	$ 15	$ 15
SBA Tower Trust
4.25%, 4/15/2015(d)	25	27	Illinois - 0.04%
Sprint Nextel Corp			Chicago Transit Authority
8.38%, 8/15/2017	5	6	6.20%, 12/1/2040	25	25
Telecom Italia Capital SA
0.95%, 2/1/2011(e)	25	25	Kansas - 0.03%
1.13%, 7/18/2011(e)	45	45	Kansas State Department of Transportation
5.25%, 11/15/2013	15	16	4.60%, 9/1/2035	15	16
Telefonica Emisiones SAU
3.73%, 4/27/2015	25	26	Nevada - 0.05%
4.95%, 1/15/2015	45	49	County of Clark NV
5.13%, 4/27/2020	35	38	6.88%, 7/1/2042	25	26
Verizon Communications Inc
6.25%, 4/1/2037	15	17	Utah - 0.03%
Verizon Global Funding Corp			State of Utah
7.75%, 12/1/2030	45	58	3.54%, 7/1/2025	15	15
Vodafone Group PLC
0.58%, 2/27/2012(e)	75	75	Washington - 0.03%
0.63%, 6/15/2011(e)	45	45	State of Washington
West Corp			5.09%, 8/1/2033	15	16
9.50%, 10/15/2014	5	5
Wind Acquisition Finance SA			TOTAL MUNICIPAL BONDS		$ 113
11.75%, 7/15/2017(d)	10	11
				Principal
		$ 715	U.S. GOVERNMENT & GOVERNMENT	Amount
Transportation - 0.34%			AGENCY OBLIGATIONS - 18.30%	(000's)	Value (000's)
Asciano Finance Ltd			Federal Home Loan Mortgage Corporation (FHLMC) - 4.06%
3.13%, 9/23/2015(d)	75	75	4.00%, 8/1/2025(g)	$ 139	$ 146
Burlington Northern Santa Fe LLC			4.50%, 9/1/2040(g)	225	235
5.05%, 3/1/2041	5	5	5.00%, 8/1/2040(g)	260	273
5.75%, 5/1/2040	20	22	5.00%, 10/1/2040(g),(h)	640	672
CSX Corp			5.50%, 12/1/2022(g)	40	43
6.25%, 3/15/2018	55	66	5.50%, 5/1/2036(g)	81	86
Navios Maritime Holdings Inc / Navios Maritime			5.50%, 6/1/2037(e),(g)	30	31
Finance US Inc			5.50%, 11/1/2039(g)	175	187
8.88%, 11/1/2017(d)	5	5	6.00%, 1/1/2029(g)	29	32
PHI Inc			6.00%, 10/1/2036(e),(g)	51	55
8.63%, 10/15/2018(d)	5	5	6.00%, 8/1/2037(g)	116	127
syncreon Global Ireland Ltd / syncreon Global			6.00%, 1/1/2038(e),(g)	21	22
Finance US Inc			6.00%, 7/1/2038(g)	103	112
9.50%, 5/1/2018(d)	5	5	6.50%, 6/1/2017(g)	34	37
United Maritime Group LLC/United Maritime			6.50%, 5/1/2031(g)	8	9
Group Finance Corp			6.50%, 6/1/2031(g)	25	28
11.75%, 6/15/2015	5	5	6.50%, 11/1/2031(g)	12	14
		$ 188	6.50%, 10/1/2035(g)	49	54
TOTAL BONDS		$ 13,139	7.00%, 12/1/2027(g)	25	29
	Principal		7.50%, 8/1/2030(g)	2	3
	Amount		7.50%, 1/1/2031(g)	9	11
CONVERTIBLE BONDS - 0.05%	(000's)	Value (000's)	8.00%, 12/1/2030(g)	43	50
Aerospace & Defense - 0.01%					$ 2,256
GenCorp Inc			Federal National Mortgage Association (FNMA) - 7.22%
4.06%, 12/31/2039(d)	5	4	2.59%, 3/1/2035(e),(g)	24	25
			2.72%, 7/1/2034(e),(g)	10	10
			3.50%, 10/1/2025(g),(h)	100	103
			4.00%, 8/1/2020(g)	30	31
			4.00%, 5/1/2024(g)	89	93
See accompanying notes.			23

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

	Principal		Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Banks (continued)
4.00%, 7/1/2024(g)	$ 18	$ 18	Investment in Joint Trading Account; Credit Suisse $	375	$ 376
4.00%, 5/1/2025(g)	20	21	Repurchase Agreement; 0.20% dated
4.50%, 1/1/2020(g)	25	27	09/30/10 maturing 10/01/10 (collateralized by
4.50%, 4/1/2024(g)	29	31	US Treasury Notes; $382,949; 3.38% -
4.50%, 5/1/2025(g)	96	101	3.50%; dated 06/30/13 - 02/15/18)
4.50%, 7/1/2025(g)	34	36	Investment in Joint Trading Account; Deutsche	58	58
4.50%, 6/1/2039(g)	19	20	Bank Repurchase Agreement; 0.25% dated
4.50%, 8/1/2039(g)	57	60	09/30/10 maturing 10/01/10 (collateralized by
4.50%, 5/1/2040(g)	322	339	Sovereign Agency Issues; $59,487; 0.38% -
4.50%, 10/1/2040(g),(h)	379	395	4.88%; dated 12/17/10 - 11/18/11)
5.00%, 10/1/2025(g),(h)	200	212	Investment in Joint Trading Account; Morgan	109	109
5.00%, 3/1/2040(g)	99	105	Stanley Repurchase Agreement; 0.20% dated
5.00%, 10/1/2040(g),(h)	170	179	09/30/10 maturing 10/01/10 (collateralized by
5.50%, 1/1/2018(g)	325	352	Sovereign Agency Issue; $111,538; 2.30%;
5.50%, 3/1/2018(g)	518	561	dated 08/10/15)
5.50%, 1/1/2019(g)	109	118			$ 908
5.50%, 4/1/2035(g)	20	22	TOTAL REPURCHASE AGREEMENTS		$ 908
5.50%, 7/1/2035(g)	130	139	Total Investments		$ 57,375
5.50%, 9/1/2035(g)	45	48	Liabilities in Excess of Other Assets, Net - (3.26)%		$ (1,811)
5.50%, 7/1/2037(g)	100	106	TOTAL NET ASSETS - 100.00%		$ 55,564
5.50%, 7/1/2038(g)	203	219
5.50%, 4/1/2039(g)	119	127
5.63%, 4/1/2037(e),(g)	32	34	(a) Non-Income Producing Security
5.67%, 2/1/2036(e),(g)	23	24	(b)		Market value is determined in accordance with procedures established in
6.00%, 2/1/2025(g)	87	95	good faith by the Board of Directors. At the end of the period, the value of
6.00%, 1/1/2037(g)	97	105	these securities totaled $140 or 0.25% of net assets.
6.00%, 11/1/2037(g)	134	144	(c) Security is Illiquid
6.00%, 3/1/2038(g)	33	35	(d)		Security exempt from registration under Rule 144A of the Securities Act of
6.50%, 2/1/2032(g)	24	27	1933. These securities may be resold in transactions exempt from
6.50%, 7/1/2037(g)	13	14	registration, normally to qualified institutional buyers. Unless otherwise
6.50%, 7/1/2037(g)	15	16	indicated, these securities are not considered illiquid. At the end of the
6.50%, 2/1/2038(g)	16	18	period, the value of these securities totaled $2,086 or 3.75% of net assets.
		$ 4,010	(e)	Variable Rate. Rate shown is in effect at September 30, 2010.
Government National Mortgage Association (GNMA) - 1.48%			(f) Security purchased on a when-issued basis.
4.50%, 8/15/2040	229	241	(g)		This entity was put into conservatorship by the US Government in 2008.
5.00%, 2/15/2039	171	184	See Notes to Financial Statements for additional information.
5.00%, 8/20/2040	230	245	(h)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.00%, 9/20/2026	22	24	Notes to Financial Statements.
6.00%, 1/15/2029	79	87
6.00%, 6/15/2032	8	9
7.00%, 5/15/2031	13	15	Unrealized Appreciation (Depreciation)
7.00%, 2/20/2032	19	21	The net federal income tax unrealized appreciation (depreciation) and federal tax
		$ 826	cost of investments held as of the period end were as follows:
U.S. Treasury - 5.54%
0.63%, 7/31/2012	225	226	Unrealized Appreciation		$ 2,801
1.88%, 8/31/2017	225	225	Unrealized Depreciation		(2,324)
2.25%, 5/31/2014	600	631	Net Unrealized Appreciation (Depreciation)		$ 477
2.63%, 2/29/2016	350	372	Cost for federal income tax purposes		$ 56,898
3.13%, 1/31/2017	350	379	All dollar amounts are shown in thousands (000's)
3.13%, 5/15/2019	45	48
4.00%, 8/15/2018	205	233	Portfolio Summary (unaudited)
4.38%, 5/15/2040	75	84	Sector		Percent
6.00%, 2/15/2026	305	412	Mortgage Securities		17.73%
6.25%, 5/15/2030	150	212	Financial		17.18%
8.13%, 8/15/2019	175	256	Consumer, Non-cyclical		13.28%
		$ 3,078	Communications		9.63%
TOTAL U.S. GOVERNMENT &			Technology		8.08%
GOVERNMENT AGENCY OBLIGATIONS		$ 10,170	Industrial		7.92%
	Maturity		Energy		7.69%
	Amount		Consumer, Cyclical		6.51%
REPURCHASE AGREEMENTS - 1.63%	(000's)	Value (000's)	Government		6.15%
Banks - 1.63%			Utilities		3.21%
Investment in Joint Trading Account; Bank of	$ 365	$ 365	Basic Materials		2.88%
America Repurchase Agreement; 0.23%			Asset Backed Securities		2.80%
dated 09/30/10 maturing 10/01/10			Revenue		0.11%
(collateralized by Sovereign Agency Issues;			General Obligation		0.09%
$371,794; 0.00% - 4.50%; dated 10/01/10 -			Liabilities in Excess of Other Assets, Net		(3.26)%
05/04/37)			TOTAL NET ASSETS		100.00%

See accompanying notes.			24

Schedule of Investments
Balanced Account
September 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2010	Long	1 $	54	$ 57	$ 3
					$ 3
All dollar amounts are shown in thousands (000's)

See accompanying notes.		25

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Semiconductors - 0.00%				Amount
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588 $	10	BONDS (continued)	(000's)	Value (000's)
			Banks - 9.17%
TOTAL COMMON STOCKS		$ 10	Ally Financial Inc
	Principal		8.00%, 3/15/2020(d)	$ 190	$ 208
	Amount		8.30%, 2/12/2015(d)	150	164
BONDS - 62.30%	(000's)	Value (000's)	BAC Capital Trust XIII
Aerospace & Defense - 0.47%			0.69%, 3/15/2043(e)	700	445
BE Aerospace Inc			BAC Capital Trust XIV
6.88%, 10/1/2020	$ 80	$ 82	5.63%, 3/15/2043(e)	194	139
Esterline Technologies Corp			Banco Cruzeiro do Sul SA/Brazil
7.00%, 8/1/2020(d)	45	47	8.88%, 9/22/2020(d)	100	104
GenCorp Inc			Banco de Credito del Peru
9.50%, 8/15/2013	398	405	5.38%, 9/16/2020(d)	55	56
Goodrich Corp			Banco do Brasil SA
3.60%, 2/1/2021	545	546	5.38%, 1/15/2021(c),(d),(f)	100	99
L-3 Communications Corp			Banco Santander Chile
4.75%, 7/15/2020	345	362	3.75%, 9/22/2015(d)	100	101
Triumph Group Inc			BanColombia SA
8.63%, 7/15/2018	175	188	6.13%, 7/26/2020	15	16
		$ 1,630	Bank of America Corp
			8.00%, 12/29/2049(e)	390	402
Agriculture - 0.58%
Altria Group Inc			Bank of America NA
4.13%, 9/11/2015	310	332	5.30%, 3/15/2017	640	659
9.70%, 11/10/2018	615	832	BB&T Corp
9.95%, 11/10/2038	235	339	3.95%, 4/29/2016	585	619
10.20%, 2/6/2039	240	355	BPCE SA
Southern States Cooperative Inc			2.38%, 10/4/2013(c),(d),(f)	950	949
11.25%, 5/15/2015(d)	120	127	Canadian Imperial Bank of Commerce/Canada
		$ 1,985	1.45%, 9/13/2013	250	252
Airlines - 0.30%			Capital One Financial Corp
American Airlines Pass Through Trust 2009-1A			5.70%, 9/15/2011	310	323
10.38%, 7/2/2019	133	157	CIT Group Inc
Delta Air Lines 2000-1 Class B Pass Through Trust			7.00%, 5/1/2017	751	735
7.92%, 5/18/2012	300	302	Citigroup Inc
Delta Air Lines 2002-1 Class G-1 Pass Through			5.63%, 8/27/2012	705	745
Trust			City National Corp/CA
6.72%, 1/2/2023	336	336	5.25%, 9/15/2020	515	525
UAL 2007-1 Pass Through Trust			Comerica Capital Trust II
3.00%, 7/2/2014(d),(e)	65	54	6.58%, 2/20/2037	365	365
UAL 2009-2A Pass Through Trust			Comerica Inc
6.64%, 1/15/2017	159	178	3.00%, 9/16/2015	255	258
		$ 1,027	Credit Suisse AG
			5.40%, 1/14/2020	510	544
Apparel - 0.05%			Discover Bank/Greenwood DE
Rafaella Apparel Group Inc
11.25%, 6/15/2011	268	177	8.70%, 11/18/2019	1,130	1,333
			Goldman Sachs Group Inc/The
			0.60%, 2/6/2012(e)	500	497
Automobile Asset Backed Securities - 0.31%			HBOS Capital Funding LP
Ford Credit Auto Owner Trust			6.07%, 6/29/2049(d),(e)	135	119
5.30%, 6/15/2012	600	619
5.60%, 10/15/2012	240	253	HSBC Bank USA NA
5.69%, 11/15/2012(e)	180	190	4.88%, 8/24/2020	750	782
			HSBC USA Capital Trust I
Hyundai Auto Receivables Trust			7.81%, 12/15/2026(d)	850	867
0.66%, 1/17/2012(e)	15	15
			ICICI Bank Ltd/Bahrain
		$ 1,077	6.63%, 10/3/2012	125	134
Automobile Floor Plan Asset Backed Securities - 0.44%			JP Morgan Chase & Co
BMW Floorplan Master Owner Trust			3.40%, 6/24/2015	1,280	1,329
1.41%, 9/15/2014(d),(e)	1,500	1,519
			Kazkommertsbank
			8.50%, 4/16/2013	17	17
Automobile Manufacturers - 0.04%			KeyBank NA
Hyundai Capital America			5.45%, 3/3/2016	250	268
3.75%, 4/6/2016(c),(d),(f)	125	125
			KeyCorp
			3.75%, 8/13/2015	815	832
Automobile Parts & Equipment - 0.15%			Lloyds TSB Bank PLC
BorgWarner Inc			4.38%, 1/12/2015(d)	765	783
4.63%, 9/15/2020	305	310	5.80%, 1/13/2020(d)	390	409
Goodyear Tire & Rubber Co/The			6.50%, 9/14/2020(d)	2,065	2,085
8.25%, 8/15/2020	105	110	Morgan Stanley
10.50%, 5/15/2016	80	91	5.63%, 9/23/2019	1,205	1,255
		$ 511	6.25%, 8/28/2017	685	749

See accompanying notes.			26

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Chemicals (continued)
NB Capital Trust II			Vertellus Specialties Inc
7.83%, 12/15/2026	$ 700 $	718	9.38%, 10/1/2015(d)	$ 65 $	68
PNC Funding Corp				$ 835
0.61%, 1/31/2012(e)	1,000	997	Coal - 0.16%
PNC Preferred Funding Trust III			Arch Coal Inc
8.70%, 2/28/2049(d),(e)	200	210	7.25%, 10/1/2020	30	32
Rabobank Nederland NV			8.75%, 8/1/2016	140	154
11.00%, 12/29/2049(d),(e)	281	365	Consol Energy Inc
Royal Bank of Scotland Group PLC			8.00%, 4/1/2017(d)	215	233
4.70%, 7/3/2018	77	66	Drummond Co Inc
5.05%, 1/8/2015	200	200	9.00%, 10/15/2014(d)	70	74
Royal Bank of Scotland PLC/The			International Coal Group Inc
3.40%, 8/23/2013	1,265	1,297	9.13%, 4/1/2018	50	53
3.95%, 9/21/2015	2,475	2,501		$ 546
5.63%, 8/24/2020	400	419	Commercial Services - 0.11%
Santander US Debt SA Unipersonal			Hertz Corp/The
2.99%, 10/7/2013(d),(f)	600	599	7.50%, 10/15/2018(d)	90	90
3.72%, 1/20/2015(d)	1,945	1,973	8.88%, 1/1/2014	150	154
Societe Generale			Interactive Data Corp
2.20%, 9/14/2013(d)	640	643	10.25%, 8/1/2018(d)	30	32
SunTrust Preferred Capital I			RSC Equipment Rental Inc/RSC Holdings III LLC
5.85%, 12/31/2049(e)	47	35	10.25%, 11/15/2019	85	90
US Bank NA/Cincinnati OH				$ 366
3.78%, 4/29/2020(e)	1,285	1,339
			Computers - 0.59%
VTB Bank Via VTB Capital SA			Affiliated Computer Services Inc
6.88%, 5/29/2018	100	106	5.20%, 6/1/2015	740	805
Wells Fargo & Co			Hewlett-Packard Co
7.98%, 3/29/2049(e)	290	305
			2.13%, 9/13/2015	690	696
Wells Fargo Bank NA			Seagate HDD Cayman
0.59%, 5/16/2016(e)	625	576	6.88%, 5/1/2020(d)	550	538
	$ 31,516			$ 2,039
Beverages - 0.58%			Credit Card Asset Backed Securities - 1.04%
Anheuser-Busch InBev Worldwide Inc			Cabela's Master Credit Card Trust
4.13%, 1/15/2015	60	64	4.31%, 12/16/2013(d)	540	544
5.00%, 4/15/2020	585	645	Capital One Multi-Asset Execution Trust
5.38%, 11/15/2014(d)	430	483	0.34%, 9/15/2015(e)	500	497
Dr Pepper Snapple Group Inc			Discover Card Master Trust
2.35%, 12/21/2012	130	133	1.56%, 12/15/2014(e)	990	1,006
International CCE Inc			5.65%, 3/16/2020	462	549
2.13%, 9/15/2015	670	671	MBNA Master Credit Card Trust
	$ 1,996		0.42%, 8/15/2014(e)	980	978
Biotechnology - 0.44%				$ 3,574
Amgen Inc			Diversified Financial Services - 4.37%
3.45%, 10/1/2020	430	433	American Express Credit Corp
4.95%, 10/1/2041	685	689	2.75%, 9/15/2015	600	604
6.90%, 6/1/2038	95	123	AngloGold Ashanti Holdings PLC
Talecris Biotherapeutics Holdings Corp			5.38%, 4/15/2020	45	48
7.75%, 11/15/2016	235	259	Caisse Centrale Desjardins du Quebec
	$ 1,504		1.70%, 9/16/2013(d)	130	131
Building Materials - 0.22%			2.65%, 9/16/2015(d)	1,320	1,338
CRH America Inc			Cantor Fitzgerald LP
8.13%, 7/15/2018	185	223	6.38%, 6/26/2015(d)	510	524
Lafarge SA			Capital One Capital VI
6.15%, 7/15/2011	270	278	8.88%, 5/15/2040	185	194
Masco Corp			Citigroup Capital XXI
7.13%, 3/15/2020	245	251	8.30%, 12/21/2057	200	210
	$ 752		Credit Acceptance Corp
Chemicals - 0.24%			9.13%, 2/1/2017(d)	75	79
CF Industries Inc			Crown Castle Towers LLC
6.88%, 5/1/2018	110	118	3.21%, 8/15/2035(d)	380	384
7.13%, 5/1/2020	25	27	4.88%, 8/15/2040(d)	490	506
Dow Chemical Co/The			E*Trade Financial Corp
5.90%, 2/15/2015	285	318	7.38%, 9/15/2013	110	108
Ineos Finance PLC			12.50%, 11/30/2017	111	127
9.00%, 5/15/2015(d)	45	47	Financiera Independencia SAB de CV
Phibro Animal Health Corp			10.00%, 3/30/2015(d)	35	36
9.25%, 7/1/2018(d)	65	67	General Electric Capital Corp
Reichhold Industries Inc			0.65%, 4/10/2012(e)	1,980	1,970
9.00%, 8/15/2014(d)	220	190	4.38%, 9/16/2020	1,275	1,280
See accompanying notes.			27

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Electric (continued)
General Electric Capital Corp (continued)			FirstEnergy Solutions Corp
6.15%, 8/7/2037	$ 45 $	47	6.05%, 8/15/2021	$ 235 $	251
6.75%, 3/15/2032	1,130	1,256	Indiantown Cogeneration LP
Goldman Sachs Capital I			9.26%, 12/15/2010	116	117
6.35%, 2/15/2034	125	120	Jersey Central Power & Light Co
Goldman Sachs Capital II			5.63%, 5/1/2016	160	181
5.79%, 12/29/2049(e)	200	170	Mirant Americas Generation LLC
HSBC Finance Capital Trust IX			8.50%, 10/1/2021	60	58
5.91%, 11/30/2035	160	149	Mirant Mid Atlantic Pass Through Trust C
Icahn Enterprises LP / Icahn Enterprises Finance			10.06%, 12/30/2028	399	442
Corp			Nevada Power Co
7.75%, 1/15/2016	190	191	5.38%, 9/15/2040	80	83
ILFC E-Capital Trust II			Nisource Finance Corp
6.25%, 12/21/2065(d),(e)	65	44	5.25%, 9/15/2017	145	159
International Lease Finance Corp			5.40%, 7/15/2014	350	389
5.65%, 6/1/2014	400	388	6.13%, 3/1/2022	435	493
8.63%, 9/15/2015(d)	135	144	Northern States Power Co/MN
Janus Capital Group Inc			5.35%, 11/1/2039	275	304
6.95%, 6/15/2017(e)	105	110	NRG Energy Inc
KKR Group Finance Co			7.38%, 1/15/2017	105	108
6.38%, 9/29/2020(d)	400	409	Oncor Electric Delivery Co LLC
LBG Capital No.1 PLC			5.25%, 9/30/2040(d)	160	163
8.00%, 12/15/2049(d),(e)	435	400	PacifiCorp
Merrill Lynch & Co Inc			5.65%, 7/15/2018	170	202
0.52%, 6/5/2012(e)	400	394	6.25%, 10/15/2037	30	36
0.67%, 11/1/2011(e)	875	872	Public Service Electric & Gas Co
7.75%, 5/14/2038	180	209	3.50%, 8/15/2020	300	307
ORIX Corp			Reliant Energy Mid-Atlantic Power Holdings LLC
4.71%, 4/27/2015	1,180	1,214	9.24%, 7/2/2017	349	363
Pinnacle Foods Finance LLC / Pinnacle Foods			San Diego Gas & Electric Co
Finance Corp			5.35%, 5/15/2040	150	168
9.25%, 4/1/2015(d)	115	120	Southern California Edison Co
10.63%, 4/1/2017	20	21	4.50%, 9/1/2040	80	78
SquareTwo Financial Corp			Virginia Electric & Power Co
11.63%, 4/1/2017(d)	105	93	6.00%, 5/15/2037	80	94
Textron Financial Corp				$ 7,490
0.45%, 2/25/2011(e)	1,000	996	Electronics - 0.16%
TNK-BP Finance SA			NXP BV / NXP Funding LLC
7.25%, 2/2/2020(d)	100	109	9.50%, 10/15/2015	310	318
	$ 14,995		9.75%, 8/1/2018(d)	165	175
Electric - 2.18%			Viasystems Inc
Alabama Power Co			12.00%, 1/15/2015(d)	55	60
3.38%, 10/1/2020(f)	160	160		$ 553
Baltimore Gas & Electric Co			Energy - Alternate Sources - 0.04%
5.90%, 10/1/2016	255	300	Headwaters Inc
CMS Energy Corp			11.38%, 11/1/2014	135	144
4.25%, 9/30/2015	320	323
6.55%, 7/17/2017	310	333	Entertainment - 0.35%
Commonwealth Edison Co			CCM Merger Inc
4.00%, 8/1/2020	150	157	8.00%, 8/1/2013(d)	170	156
Detroit Edison Co/The			Choctaw Resort Development Enterprise
3.45%, 10/1/2020	430	437	7.25%, 11/15/2019(d)	332	229
Dominion Resources Inc/VA			Lions Gate Entertainment Inc
2.25%, 9/1/2015	240	242	10.25%, 11/1/2016(d)	105	107
Duke Energy Indiana Inc			Peninsula Gaming LLC
3.75%, 7/15/2020	330	345	8.38%, 8/15/2015	120	125
Edison International			10.75%, 8/15/2017	125	132
3.75%, 9/15/2017	160	164	WMG Acquisition Corp
Edison Mission Energy			7.38%, 4/15/2014	290	273
7.50%, 6/15/2013	45	42	WMG Holdings Corp
Elwood Energy LLC			9.50%, 12/15/2014	204	195
8.16%, 7/5/2026	215	202		$ 1,217
Energy Future Holdings Corp			Environmental Control - 0.41%
9.75%, 10/15/2019	223	217	EnergySolutions Inc / EnergySolutions LLC
10.00%, 1/15/2020(d)	105	104	10.75%, 8/15/2018(d)	135	146
Energy Future Intermediate Holding Co LLC			Republic Services Inc
9.75%, 10/15/2019	275	268	5.50%, 9/15/2019	555	625
Exelon Generation Co LLC			6.20%, 3/1/2040	370	418
4.00%, 10/1/2020	200	200
See accompanying notes.			28

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Environmental Control (continued)			Home Equity Asset Backed Securities (continued)
WCA Waste Corp			Residential Asset Securities Corp
9.25%, 6/15/2014(a)	$ 200 $	207	0.41%, 9/25/2036(e)	$ 750 $	603
	$ 1,396		Saxon Asset Securities Trust
Food - 0.26%			1.95%, 3/25/2035(e)	165	66
Kraft Foods Inc			Specialty Underwriting & Residential Finance
5.38%, 2/10/2020	455	508	1.02%, 2/25/2035(e)	159	133
6.50%, 2/9/2040	225	264	Wells Fargo Home Equity Trust
Michael Foods Inc			0.55%, 10/25/2035(e)	662	623
9.75%, 7/15/2018(d)	115	123		$ 2,614
	$ 895		Insurance - 1.77%
Forest Products & Paper - 0.10%			Aflac Inc
Bio Pappel SAB de CV			3.45%, 8/15/2015	200	207
7.00%, 8/27/2016(e)	126	108	6.45%, 8/15/2040	400	416
Celulosa Arauco y Constitucion SA			AON Corp
5.00%, 1/21/2021(d)	50	51	6.25%, 9/30/2040	235	243
Domtar Corp			CNA Financial Corp
10.75%, 6/1/2017	130	162	6.00%, 8/15/2011	375	389
Sappi Papier Holding AG			Crum & Forster Holdings Corp
6.75%, 6/15/2012(d)	20	20	7.75%, 5/1/2017	310	323
	$ 341		Genworth Financial Inc
Healthcare - Products - 0.42%			6.15%, 11/15/2066(e)	470	357
Angiotech Pharmaceuticals Inc			ING Groep NV
4.05%, 12/1/2013(e)	450	386	5.78%, 12/8/2049	460	413
Boston Scientific Corp			Ironshore Holdings US Inc
4.50%, 1/15/2015	330	338	8.50%, 5/15/2020(d)	200	203
6.00%, 1/15/2020	195	208	Liberty Mutual Group Inc
7.00%, 11/15/2035	145	146	10.75%, 6/15/2058(d),(e)	455	537
Covidien International Finance SA			Lincoln National Corp
2.80%, 6/15/2015	345	357	5.65%, 8/27/2012	200	214
	$ 1,435		7.00%, 6/15/2040	410	467
			7.00%, 5/17/2066(e)	825	775
Healthcare - Services - 0.69%
Alliance HealthCare Services Inc			Travelers Cos Inc/The
			6.25%, 3/15/2067(e)	1,050	1,008
8.00%, 12/1/2016	185	172
HCA Inc			WR Berkley Corp
8.50%, 4/15/2019	130	145	6.25%, 2/15/2037	310	305
9.25%, 11/15/2016	650	704	XL Group PLC
			6.50%, 12/31/2049(e)	290	239
9.63%, 11/15/2016	35	38
Healthsouth Corp				$ 6,096
7.25%, 10/1/2018(f)	85	87	Internet - 0.24%
7.75%, 9/15/2022(f)	85	86	Open Solutions Inc
IASIS Healthcare LLC / IASIS Capital Corp			9.75%, 2/1/2015(d)	325	229
8.75%, 6/15/2014	135	138	UPC Holding BV
Multiplan Inc			9.88%, 4/15/2018(d)	275	293
9.88%, 9/1/2018(d)	185	193	Zayo Group LLC/Zayo Capital Inc
Quest Diagnostics Inc			10.25%, 3/15/2017(d)	290	304
5.45%, 11/1/2015	175	197		$ 826
Select Medical Corp			Iron & Steel - 0.09%
7.63%, 2/1/2015	150	146	ArcelorMittal
Tenet Healthcare Corp			3.75%, 8/5/2015	150	151
9.25%, 2/1/2015(e)	165	177	China Oriental Group Co Ltd
US Oncology Inc			8.00%, 8/18/2015(d)	100	105
9.13%, 8/15/2017	200	212	United States Steel Corp
WellPoint Inc			7.38%, 4/1/2020	65	68
5.80%, 8/15/2040	65	68		$ 324
	$ 2,363		Leisure Products & Services - 0.01%
Home Equity Asset Backed Securities - 0.76%			Royal Caribbean Cruises Ltd
American Home Mortgage Investment Trust			7.25%, 6/15/2016	40	42
0.45%, 11/25/2030(a),(e)	504	159
Countrywide Asset-Backed Certificates			Lodging - 0.16%
5.39%, 4/25/2036	487	300	Harrah's Operating Co Inc
5.51%, 8/25/2036	452	376	10.00%, 12/15/2018	437	349
First NLC Trust			11.25%, 6/1/2017	15	17
0.56%, 9/25/2035(e)	179	177	MGM Resorts International
GSAA Trust			13.00%, 11/15/2013	80	94
0.40%, 4/25/2047(a),(e)	1,497	113	Wyndham Worldwide Corp
New Century Home Equity Loan Trust			5.75%, 2/1/2018	65	65
0.55%, 3/25/2035(e)	25	23	7.38%, 3/1/2020	30	32
Option One Mortgage Loan Trust				$ 557
0.71%, 3/25/2037(a),(e)	825	41
See accompanying notes.			29

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media - 3.34%			Mortgage Backed Securities - 14.41%
CBS Corp			Adjustable Rate Mortgage Trust
5.75%, 4/15/2020	$ 330 $	367	0.33%, 8/25/2036(e)	$ 111 $	111
7.88%, 7/30/2030	280	337	Banc of America Commercial Mortgage Inc
Comcast Corp			4.73%, 7/10/2043(e)	435	400
6.40%, 3/1/2040	455	506	4.97%, 7/10/2043	250	89
COX Communications Inc			5.36%, 10/10/2045(e)	450	473
5.45%, 12/15/2014	165	187	5.45%, 1/15/2049	381	399
DIRECTV Holdings LLC			5.63%, 4/10/2049	1,000	1,039
3.55%, 3/15/2015	945	981	5.67%, 1/15/2049(d),(e)	185	23
DirecTV Holdings LLC / DirecTV Financing Co			5.87%, 4/10/2049(e)	595	609
Inc			5.89%, 7/10/2044	450	479
5.88%, 10/1/2019	1,060	1,203	6.34%, 2/10/2051(e)	1,000	1,096
7.63%, 5/15/2016	510	569	Banc of America Funding Corp
Discovery Communications LLC			0.34%, 7/20/2036(e)	239	237
3.70%, 6/1/2015	365	387	Banc of America Large Loan Inc
6.35%, 6/1/2040	145	162	5.20%, 1/25/2017(d)	910	964
DISH DBS Corp			BCRR Trust
6.63%, 10/1/2014	35	37	5.86%, 12/15/2043(d)	335	292
7.75%, 5/31/2015	260	277	6.00%, 4/17/2017(d),(e)	275	297
7.88%, 9/1/2019	105	113	Bear Stearns Commercial Mortgage Securities
Kabel Deutschland GmbH			7.00%, 5/20/2030	200	209
10.63%, 7/1/2014	285	297	Bear Stearns Mortgage Funding Trust
NBC Universal Inc			0.47%, 7/25/2036(e)	1,525	804
2.88%, 4/1/2016(d),(f)	1,595	1,595	Bella Vista Mortgage Trust
4.38%, 4/1/2021(d),(f)	770	779	0.51%, 5/20/2045(a),(e)	184	103
5.15%, 4/30/2020(d)	920	993	Citigroup Commercial Mortgage Trust
5.95%, 4/1/2041(d),(f)	570	586	0.72%, 10/15/2049(e)	11,795	166
News America Inc			5.49%, 3/17/2051(d),(e)	278	250
6.20%, 12/15/2034	365	394	6.29%, 12/10/2049(e)	625	671
Nielsen Finance LLC / Nielsen Finance Co			Commercial Mortgage Pass Through Certificates
10.00%, 8/1/2014	215	226	6.01%, 12/10/2049(e)	915	996
Rainbow National Services LLC			6.01%, 12/10/2049(e)	1,000	327
10.38%, 9/1/2014(d)	140	146	Countrywide Alternative Loan Trust
Time Warner Inc			0.53%, 7/25/2046(e)	229	67
3.15%, 7/15/2015	650	674	1.70%, 7/20/2035(e)	228	117
4.70%, 1/15/2021	355	376	Countrywide Home Loan Mortgage Pass Through
7.63%, 4/15/2031	175	217	Trust
Umbrella Acquisition Inc			0.46%, 4/25/2046(e)	961	556
9.75%, 3/15/2015(d)	58	55	Credit Suisse First Boston Mortgage Securities
	$ 11,464		Corp
Mining - 0.34%			0.28%, 1/15/2037(d),(e)	14,637	367
Alcoa Inc			0.36%, 11/15/2037(d),(e)	11,987	223
5.90%, 2/1/2027	110	108	0.44%, 5/15/2036(d),(e)	3,133	7
6.15%, 8/15/2020	50	52	4.96%, 1/15/2037(d)	250	220
Southern Copper Corp			Credit Suisse Mortgage Capital Certificates
6.75%, 4/16/2040	45	49	0.17%, 12/15/2039	3,987	66
Vale Overseas Ltd			0.77%, 9/15/2039(d)	11,968	192
4.63%, 9/15/2020	40	41	5.38%, 11/15/2016(d)	300	315
6.88%, 11/21/2036	112	128	5.38%, 12/15/2016(d)	50	43
Vulcan Materials Co			5.47%, 8/16/2016(d)	600	556
1.54%, 12/15/2010(e)	775	776	5.66%, 5/10/2017(d)	500	440
	$ 1,154		5.70%, 7/15/2017(d)	950	998
Miscellaneous Manufacturing - 0.98%			5.70%, 7/15/2017(d)	380	329
GE Capital Trust I			5.91%, 6/15/2039(e)	340	339
6.38%, 11/15/2067	1,105	1,099	6.00%, 6/15/2017(d)	300	323
Textron Inc			6.00%, 7/15/2017(d)	200	166
6.20%, 3/15/2015	365	406	Downey Savings & Loan Association Mortgage
Trimas Corp			Loan Trust
9.75%, 12/15/2017(d)	60	65	0.52%, 4/19/2047(e)	802	168
Tyco Electronics Group SA			Fannie Mae
6.00%, 10/1/2012	170	184	0.46%, 1/25/2023(e)	195	195
7.13%, 10/1/2037	20	24	0.51%, 11/25/2022(e)	134	134
Tyco International Finance SA			0.51%, 3/25/2035(e)	217	216
3.38%, 10/15/2015	560	591	0.56%, 2/25/2018(e)	128	128
4.13%, 10/15/2014	130	141	0.56%, 2/25/2032(e)	177	177
Tyco International Ltd / Tyco International Finance			4.50%, 8/25/2019	3,016	291
SA			5.00%, 9/25/2019	603	62
7.00%, 12/15/2019	675	840	6.29%, 7/25/2038	541	67
	$ 3,350		6.29%, 7/25/2040(e)	1,256	184
See accompanying notes.			30

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Fannie Mae (continued)			Merrill Lynch/Countrywide Commercial Mortgage
6.48%, 4/25/2037(e)	$ 1,426	$ 289	Trust
6.49%, 11/25/2036(e)	1,380	210	0.72%, 8/12/2048(e)	$ 7,965 $	189
6.50%, 2/25/2047	285	317	5.39%, 12/12/2049(d),(e)	250	55
6.51%, 4/25/2039(e)	254	269	5.49%, 3/12/2051	600	602
6.84%, 9/25/2031(e)	833	79	Morgan Stanley Capital I
6.94%, 8/25/2037(e)	691	104	0.51%, 6/12/2012(e)	724	654
7.14%, 3/25/2039(e)	294	312	5.23%, 12/15/2041(d)	275	263
7.39%, 10/25/2017(e)	344	20	5.36%, 3/15/2044(e)	605	629
Fannie Mae Whole Loan			5.81%, 4/12/2049(e)	150	146
0.46%, 5/25/2035(e)	376	374	Morgan Stanley Reremic Trust
Freddie Mac			3.00%, 1/17/2013(c),(d)	249	250
0.71%, 6/15/2023(e)	279	279	3.25%, 12/17/2043(c),(d)	4,000	4,020
0.86%, 8/15/2018(e)	526	529	6.00%, 8/12/2045(d),(e)	210	230
7.29%, 11/15/2033(e)	561	105	6.00%, 8/12/2045(d),(e)	455	420
GE Capital Commercial Mortgage Corp			6.00%, 8/12/2045(d),(e)	595	549
0.37%, 5/10/2014	26,556	162	10.24%, 12/17/2043(c),(d),(e)	1,250	1,293
5.61%, 4/10/2017(e)	1,000	713	Nomura Asset Acceptance Corp
Ginnie Mae			0.61%, 2/25/2035(e)	31	26
5.00%, 10/16/2022	2,060	210	RBSCF Trust
6.26%, 1/16/2038(e)	205	19	5.31%, 3/16/2012(d)	175	175
7.34%, 10/20/2032(e)	428	71	6.00%, 7/17/2014(d),(e)	150	149
GMAC Commercial Mortgage Securities Inc			Residential Accredit Loans Inc
1.02%, 3/10/2038(d),(e)	2,780	11	0.41%, 2/25/2047(e)	1,403	695
Greenpoint Mortgage Funding Trust			0.45%, 7/25/2037(a),(e)	593	348
0.53%, 6/25/2045(e)	175	46	Residential Asset Securitization Trust
0.56%, 6/25/2045(e)	162	34	5.50%, 2/25/2035	400	392
Greenwich Capital Commercial Funding Corp			Structured Adjustable Rate Mortgage Loan Trust
5.44%, 3/10/2039(e)	300	316	0.45%, 7/25/2037(e)	931	529
5.74%, 12/10/2049	965	1,010	0.96%, 8/25/2034(a),(e)	567	44
GS Mortgage Securities Corp II			Structured Asset Mortgage Investments Inc
0.86%, 11/10/2039(d)	7,355	188	0.49%, 5/25/2045(e)	1,196	722
6.00%, 8/10/2045(e)	210	219	Structured Asset Securities Corp
GSR Mortgage Loan Trust			5.50%, 6/25/2036(e)	904	208
0.52%, 8/25/2046(a),(e)	1,595	210	Vornado DP LLC
0.62%, 12/25/2035(e)	85	64	5.28%, 9/13/2020(d)	150	154
Harborview Mortgage Loan Trust			Wachovia Bank Commercial Mortgage Trust
0.50%, 3/19/2037(e)	616	357	0.72%, 10/15/2041(d),(e)	8,902	62
Homebanc Mortgage Trust			5.60%, 12/15/2043	250	18
0.60%, 1/25/2036(a),(e)	1,127	666	5.68%, 5/15/2046(e)	370	384
Impac CMB Trust			5.82%, 5/15/2046(e)	340	310
0.69%, 4/25/2035(e)	112	46	6.10%, 2/15/2051(e)	500	522
1.24%, 10/25/2034(e)	239	162	WAMU Commercial Mortgage Securities Trust
1.26%, 10/25/2033(e)	69	43	3.83%, 1/25/2035(d)	90	90
Indymac Index Mortgage Loan Trust			WaMu Mortgage Pass Through Certificates
0.44%, 2/25/2037(e)	1,620	1,033	0.49%, 4/25/2045(e)	82	68
0.49%, 4/25/2035(e)	143	84	0.51%, 11/25/2045(e)	27	27
0.50%, 6/25/2037(a),(e)	1,064	660	0.53%, 4/25/2045(e)	82	51
JP Morgan Chase Commercial Mortgage Securities			0.55%, 7/25/2045(e)	204	165
Corp			0.57%, 1/25/2045(e)	145	121
5.34%, 5/15/2047	330	343	0.64%, 11/25/2045(e)	177	174
5.42%, 2/15/2017	1,290	1,342	0.79%, 1/25/2045(e)	472	38
5.44%, 5/15/2045(e)	525	519	0.90%, 12/25/2027(e)	385	346
5.62%, 6/12/2041(e)	500	391	2.70%, 5/25/2035(e)	200	196
5.72%, 11/15/2017	615	645	Washington Mutual Alternative Mortgage Pass-
5.88%, 2/15/2051	700	734	Through Certificates
6.30%, 2/12/2051(e)	400	293	0.44%, 1/25/2047(e)	869	59
6.40%, 2/12/2051(d),(e)	400	136	0.51%, 2/25/2036(e)	210	113
JP Morgan Mortgage Trust			0.54%, 6/25/2046(e)	930	74
5.91%, 6/25/2036(e)	74	71		$ 49,518
LB-UBS Commercial Mortgage Trust			Office & Business Equipment - 0.36%
0.51%, 2/15/2040(e)	23,149	409	Xerox Corp
5.42%, 1/15/2017	670	706	4.25%, 2/15/2015	1,010	1,085
5.56%, 2/15/2040(e)	200	122	5.63%, 12/15/2019	135	151
5.86%, 7/15/2040(e)	900	939		$ 1,236
6.32%, 4/15/2041(e)	375	266	Oil & Gas - 3.72%
6.45%, 7/17/2040(e)	350	109	Anadarko Petroleum Corp
Merrill Lynch Mortgage Trust			6.38%, 9/15/2017	1,240	1,366
5.78%, 8/12/2016	750	742
See accompanying notes.			31

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
BP Capital Markets PLC			Rowan Cos Inc
3.13%, 10/1/2015(f)	$ 820	$ 824	5.00%, 9/1/2017	$ 320 $	331
3.63%, 5/8/2014	165	171	Shell International Finance BV
4.50%, 10/1/2020(f)	490	501	3.10%, 6/28/2015	320	337
5.25%, 11/7/2013	310	335	Statoil ASA
Cenovus Energy Inc			5.10%, 8/17/2040	155	166
5.70%, 10/15/2019	135	158	Suncor Energy Inc
Chaparral Energy Inc			6.10%, 6/1/2018	520	609
8.50%, 12/1/2015	125	122	6.85%, 6/1/2039	135	162
9.88%, 10/1/2020(d)	55	56	Talisman Energy Inc
Chesapeake Energy Corp			5.13%, 5/15/2015	120	133
9.50%, 2/15/2015	320	370	6.25%, 2/1/2038	75	83
ConocoPhillips			Total Capital SA
6.00%, 1/15/2020	185	228	3.00%, 6/24/2015	355	372
Continental Resources Inc/OK			4.45%, 6/24/2020	290	317
7.13%, 4/1/2021(d)	45	47	Transocean Inc
7.38%, 10/1/2020(d)	90	95	4.95%, 11/15/2015	720	749
Denbury Resources Inc			6.50%, 11/15/2020	160	174
8.25%, 2/15/2020	148	162	Venoco Inc
9.75%, 3/1/2016	305	342	11.50%, 10/1/2017	125	132
Ecopetrol SA			XTO Energy Inc
7.63%, 7/23/2019	40	48	6.50%, 12/15/2018	370	471
Gazprom Via Gaz Capital SA				$ 12,786
7.29%, 8/16/2037(d)	286	319	Oil & Gas Services - 0.39%
Hilcorp Energy I LP/Hilcorp Finance Co			Cameron International Corp
8.00%, 2/15/2020(d)	270	277	6.38%, 7/15/2018	580	660
KazMunaiGaz Finance Sub BV			Cie Generale de Geophysique-Veritas
7.00%, 5/5/2020(d)	200	221	9.50%, 5/15/2016	175	189
Linn Energy LLC			Weatherford International Ltd Bermuda
9.88%, 7/1/2018	230	252	5.13%, 9/15/2020	320	327
Linn Energy LLC/Linn Energy Finance Corp			6.75%, 9/15/2040	160	167
7.75%, 2/1/2021(d)	45	45		$ 1,343
8.63%, 4/15/2020(d)	50	53	Other Asset Backed Securities - 1.92%
11.75%, 5/15/2017	55	63	Aircraft Certificate Owner Trust
Lukoil International Finance BV			7.00%, 9/20/2022(c),(d)	100	90
7.25%, 11/5/2019(d)	100	109	Ameriquest Mortgage Securities Inc
Nexen Inc			0.56%, 3/25/2035(e)	72	69
6.40%, 5/15/2037	225	245	Chase Funding Mortgage Loan Asset-Backed
OPTI Canada Inc			Certificates
7.88%, 12/15/2014	290	218	1.01%, 9/25/2033(e)	268	63
9.00%, 12/15/2012(d)	30	30	Countrywide Asset-Backed Certificates
Petrobras International Finance Co			0.39%, 11/25/2037(e)	985	722
5.75%, 1/20/2020	130	144	0.51%, 3/25/2036(e)	828	514
6.88%, 1/20/2040	37	42	0.78%, 6/25/2035(e)	595	560
7.88%, 3/15/2019	80	100	Countrywide Home Equity Loan Trust
Petrohawk Energy Corp			0.49%, 12/15/2035(e)	498	201
7.25%, 8/15/2018(d)	65	66	First Horizon Asset Back Trust
10.50%, 8/1/2014	95	108	0.42%, 10/25/2034(e)	514	267
Petroleos de Venezuela SA			First-Citizens Home Equity Loan LLC
5.00%, 10/28/2015	122	70	0.47%, 9/15/2022(d),(e)	216	131
5.25%, 4/12/2017	77	45	JP Morgan Mortgage Acquisition Corp
Petroleos Mexicanos			0.34%, 3/25/2037(e)	201	190
5.50%, 1/21/2021(d)	80	85	0.41%, 3/25/2037(e)	720	419
6.63%, 6/15/2035(d)	40	44	0.43%, 4/25/2036(e)	1,212	949
8.00%, 5/3/2019	120	149	5.45%, 11/25/2036	1,097	1,100
Petroleum Development Corp			Marriott Vacation Club Owner Trust
12.00%, 2/15/2018	290	322	5.52%, 5/20/2029(d),(e)	168	175
Petroquest Energy Inc			MSDWCC Heloc Trust
10.00%, 9/1/2017	90	91	0.45%, 7/25/2017(e)	137	96
Pioneer Natural Resources Co			SACO I Inc
7.50%, 1/15/2020	160	176	0.40%, 6/25/2036(a),(e)	401	118
Pride International Inc			UAL 2000-1 Pass Through Certificate
6.88%, 8/15/2020	200	218	8.03%, 7/1/2011	60	74
QEP Resources Inc			Washington Mutual Asset-Backed Certificates
6.88%, 3/1/2021	90	97	0.44%, 4/25/2036(e)	989	858
Quicksilver Resources Inc				$ 6,596
11.75%, 1/1/2016	202	237	Packaging & Containers - 0.04%
Range Resources Corp			Graham Packaging Co LP/GPC Capital Corp I
6.75%, 8/1/2020	95	99	8.25%, 10/1/2018(d)	70	71
See accompanying notes.			32

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Packaging & Containers (continued)			REITS (continued)
Plastipak Holdings Inc			Simon Property Group LP
10.63%, 8/15/2019(d)	$ 45 $	50	5.65%, 2/1/2020	$ 255 $	284
	$ 121			$ 3,262
Pharmaceuticals - 0.63%			Retail - 1.22%
Medco Health Solutions Inc			CVS Caremark Corp
4.13%, 9/15/2020	315	319	3.25%, 5/18/2015	185	193
Mylan Inc/PA			6.13%, 9/15/2039	410	453
7.88%, 7/15/2020(d)	100	107	CVS Pass-Through Trust
NBTY Inc			7.51%, 1/10/2032(d)	59	70
9.00%, 10/1/2018(d),(f)	135	142	Darden Restaurants Inc
Omnicare Inc			6.80%, 10/15/2037(e)	680	789
6.13%, 6/1/2013	195	195	Ferrellgas LP/Ferrellgas Finance Corp
7.75%, 6/1/2020	70	72	9.13%, 10/1/2017	165	179
Quintiles Transnational Corp			Home Depot Inc
9.50%, 12/30/2014(d)	165	169	5.88%, 12/16/2036	80	85
Teva Pharmaceutical Finance II BV / Teva			Ltd Brands Inc
Pharmaceutical Finance III LLC			7.00%, 5/1/2020	175	189
3.00%, 6/15/2015	415	434	Macy's Retail Holdings Inc
Watson Pharmaceuticals Inc			5.75%, 7/15/2014	810	859
5.00%, 8/15/2014	315	343	5.90%, 12/1/2016	215	229
6.13%, 8/15/2019	325	377	6.90%, 4/1/2029	25	25
	$ 2,158		Neiman Marcus Group Inc/The
Pipelines - 1.10%			10.38%, 10/15/2015	85	89
El Paso Pipeline Partners Operating Co LLC			Nordstrom Inc
6.50%, 4/1/2020	105	113	4.75%, 5/1/2020	335	358
Energy Transfer Equity LP			OSI Restaurant Partners Inc
7.50%, 10/15/2020	135	142	10.00%, 6/15/2015	65	66
Energy Transfer Partners LP			Phillips-Van Heusen Corp
6.70%, 7/1/2018	285	332	7.38%, 5/15/2020	80	84
Enterprise Products Operating LLC			Sonic Automotive Inc
6.13%, 10/15/2039	265	285	8.63%, 8/15/2013	20	20
8.38%, 8/1/2066	465	485	Suburban Propane Partners LP/Suburban Energy
MarkWest Energy Partners LP / MarkWest Energy			Finance Corp
Finance Corp			7.38%, 3/15/2020	105	112
8.75%, 4/15/2018	260	281	Toys R Us Property Co LLC
Plains All American Pipeline LP / PAA Finance			8.50%, 12/1/2017(d)	100	106
Corp			Yum! Brands Inc
3.95%, 9/15/2015	745	781	6.25%, 3/15/2018	240	286
Regency Energy Partners LP/Regency Energy				$ 4,192
Finance Corp			Semiconductors - 0.11%
8.38%, 12/15/2013	130	136	Advanced Micro Devices Inc
9.38%, 6/1/2016(d)	65	72	7.75%, 8/1/2020(d)	130	135
Rockies Express Pipeline LLC			Freescale Semiconductor Inc
5.63%, 4/15/2020(d)	150	151	9.25%, 4/15/2018(d)	55	57
TransCanada PipeLines Ltd			Jazz Technologies Inc
3.40%, 6/1/2015	300	321	8.00%, 6/30/2015(d)	207	177
3.80%, 10/1/2020	240	245		$ 369
6.10%, 6/1/2040	380	429	Software - 0.28%
	$ 3,773		Fidelity National Information Services Inc
REITS - 0.95%			7.63%, 7/15/2017(d)	25	27
Brandywine Operating Partnership LP			7.88%, 7/15/2020(d)	20	22
5.63%, 12/15/2010	225	227	First Data Corp
CommonWealth REIT			10.55%, 9/24/2015	72	58
0.89%, 3/16/2011(e)	288	287	Fiserv Inc
Digital Realty Trust LP			4.63%, 10/1/2020	485	490
4.50%, 7/15/2015(d)	620	640	Microsoft Corp
DuPont Fabros Technology LP			1.63%, 9/25/2015	220	220
8.50%, 12/15/2017	115	123	4.50%, 10/1/2040	130	129
Entertainment Properties Trust				$ 946
7.75%, 7/15/2020(d)	710	718	Sovereign - 1.61%
iStar Financial Inc			Argentina Bonos
5.85%, 3/15/2017	160	121	7.00%, 10/3/2015	285	253
ProLogis			Argentina Government International Bond
6.63%, 5/15/2018	345	340	8.28%, 12/31/2033	340	283
6.88%, 3/15/2020	380	374	Brazilian Government International Bond
Reckson Operating Partnership LP			5.63%, 1/7/2041	158	173
6.00%, 3/31/2016	150	148	5.88%, 1/15/2019	258	303
			6.00%, 1/17/2017	100	116
			7.88%, 3/7/2015	295	362
See accompanying notes.			33

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Sovereign (continued)			Telecommunications (continued)
Brazilian Government International Bond			DigitalGlobe Inc
(continued)			10.50%, 5/1/2014	$ 110 $	122
10.13%, 5/15/2027	$ 50 $	80	Global Crossing Ltd
11.00%, 8/17/2040	20	28	12.00%, 9/15/2015	190	215
Colombia Government International Bond			Intelsat Luxembourg SA
6.13%, 1/18/2041	100	114	11.25%, 2/4/2017	285	305
7.38%, 3/18/2019	211	267	11.50%, 2/4/2017	108	117
11.75%, 2/25/2020	14	22	Intelsat Subsidiary Holding Co SA
Hungary Government International Bond			8.88%, 1/15/2015	420	435
4.75%, 2/3/2015	30	30	iPCS Inc
6.25%, 1/29/2020	35	38	2.59%, 5/1/2013(e)	85	81
Indonesia Government International Bond			Level 3 Financing Inc
5.88%, 3/13/2020(d)	260	300	9.25%, 11/1/2014	150	141
6.63%, 2/17/2037(d)	148	180	10.00%, 2/1/2018	100	90
6.75%, 3/10/2014	74	84	Nextel Communications Inc
Mexico Government International Bond			7.38%, 8/1/2015	470	472
5.63%, 1/15/2017	40	46	SBA Tower Trust
5.95%, 3/19/2019	96	113	4.25%, 4/15/2015(d)	415	441
6.05%, 1/11/2040	78	89	Sprint Nextel Corp
6.63%, 3/3/2015	30	35	6.00%, 12/1/2016	210	207
Panama Government International Bond			Telecom Italia Capital SA
5.20%, 1/30/2020	100	111	0.95%, 2/1/2011(e)	200	200
6.70%, 1/26/2036	25	31	1.13%, 7/18/2011(e)	450	448
Peruvian Government International Bond			5.25%, 11/15/2013	165	177
7.13%, 3/30/2019	105	132	Telefonica Emisiones SAU
Philippine Government International Bond			0.77%, 2/4/2013(e)	375	367
6.38%, 10/23/2034	100	116	3.73%, 4/27/2015	240	251
6.50%, 1/20/2020	165	198	4.95%, 1/15/2015	495	542
8.25%, 1/15/2014	55	66	5.13%, 4/27/2020	240	261
Russian Foreign Bond - Eurobond			Telemar Norte Leste SA
3.63%, 4/29/2015(d)	400	403	5.50%, 10/23/2020(d)	100	101
5.00%, 4/29/2020(d)	100	104	Telemovil Finance Co Ltd
7.50%, 3/31/2030(d)	303	363	8.00%, 10/1/2017(d)	200	205
South Africa Government International Bond			Verizon Communications Inc
6.50%, 6/2/2014	20	23	6.25%, 4/1/2037	225	254
6.88%, 5/27/2019	100	122	Verizon Global Funding Corp
Turkey Government International Bond			7.75%, 12/1/2030	630	813
6.88%, 3/17/2036	155	180	Vodafone Group PLC
7.00%, 6/5/2020	150	180	0.58%, 2/27/2012(e)	800	801
7.25%, 3/15/2015	160	188	0.63%, 6/15/2011(e)	415	416
Ukraine Government International Bond			West Corp
6.58%, 11/21/2016	100	98	9.50%, 10/15/2014	160	167
Venezuela Government International Bond			Wind Acquisition Finance SA
5.75%, 2/26/2016	72	50	11.75%, 7/15/2017(d)	440	493
6.00%, 12/9/2020	163	96	Wind Acquisition Holdings Finance SA
7.65%, 4/21/2025	88	53	12.25%, 7/15/2017(d)	107	115
7.75%, 10/13/2019	21	14		$ 11,048
8.50%, 10/8/2014	62	52	Transportation - 0.77%
9.25%, 9/15/2027	40	29	Asciano Finance Ltd
9.38%, 1/13/2034	30	20	3.13%, 9/23/2015(d)	1,075	1,078
	$ 5,545		Burlington Northern Santa Fe LLC
Telecommunications - 3.22%			5.05%, 3/1/2041	35	35
America Movil SAB de CV			5.75%, 5/1/2040	340	375
5.00%, 3/30/2020	100	108	6.15%, 5/1/2037	130	149
5.63%, 11/15/2017	67	76	CSX Corp
6.13%, 3/30/2040	100	111	6.25%, 3/15/2018	555	659
6.38%, 3/1/2035	40	46	Navios Maritime Holdings Inc / Navios Maritime
AT&T Inc			Finance US Inc
2.50%, 8/15/2015	1,120	1,141	8.88%, 11/1/2017(d)	110	116
6.15%, 9/15/2034	200	219	PHI Inc
6.50%, 9/1/2037	145	168	8.63%, 10/15/2018(d)	135	134
Clearwire Communications LLC/Clearwire Finance			United Maritime Group LLC/United Maritime
Inc			Group Finance Corp
12.00%, 12/1/2015(d)	380	410	11.75%, 6/15/2015	110	110
Digicel Group Ltd				$ 2,656
9.13%, 1/15/2015(d)	285	291
10.50%, 4/15/2018(d)	150	165
Digicel Ltd
12.00%, 4/1/2014(d)	65	76
See accompanying notes.			34

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
BONDS (continued)	(000's) Value (000's)		(continued)	(000's) Value (000's)
Trucking & Leasing - 0.01%			Entertainment - 0.03%
Aircastle Ltd			CCM Merger Inc, Term Loan B
9.75%, 8/1/2018(d)	$ 35 $	36	8.50%, 7/21/2012(e)	$ 117	$ 115

TOTAL BONDS		$ 214,020	Healthcare - Services - 0.04%
	Principal		Multiplan Inc, Term Loan
	Amount		6.50%, 7/9/2017(e)	150	150
CONVERTIBLE BONDS - 0.18%	(000's)	Value (000's)
Aerospace & Defense - 0.02%			Machinery - Diversified - 0.05%
GenCorp Inc			Manitowoc Company Inc, Term Loan B
4.06%, 12/31/2039(d)	60	54	8.00%, 4/14/2014(e)	168	169

Biotechnology - 0.09%			Media - 0.10%
Amylin Pharmaceuticals Inc			Univision, 1st Lien Term Loan
3.00%, 6/15/2014	355	323	2.51%, 9/29/2014(e)	410	360

Electronics - 0.07%			Oil & Gas - 0.03%
L-1 Identity Solutions Inc			Venoco Inc, Term Loan C
3.75%, 5/15/2027	230	230	4.31%, 5/7/2014(e)	98	92

TOTAL CONVERTIBLE BONDS		$ 607	Software - 0.10%
			First Data Corp, Term Loan B1
	Principal		3.01%, 12/24/2014(e)	373	328
	Amount
MUNICIPAL BONDS - 0.46%	(000's)	Value (000's)
California - 0.07%			TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,023
Los Angeles Unified School District/CA				Principal
5.75%, 7/1/2034	$ 200	$ 202	U.S. GOVERNMENT & GOVERNMENT	Amount
San Diego County Water Authority			AGENCY OBLIGATIONS - 41.70%	(000's)	Value (000's)
6.14%, 5/1/2049	30	33	Federal Home Loan Mortgage Corporation (FHLMC) - 8.54%
		$ 235	3.66%, 2/1/2034(e),(g)	$ 8	$ 8
			4.00%, 8/1/2025(g)	2,142	2,250
Illinois - 0.09%			4.50%, 7/1/2024(g)	251	264
Chicago Transit Authority			4.50%, 9/1/2024(g)	237	250
6.20%, 12/1/2040	310	315	4.50%, 9/1/2024(g)	343	363
			4.50%, 9/1/2024(g)	422	446
Kansas - 0.07%			4.50%, 5/1/2040(g)	1,032	1,084
Kansas State Department of Transportation			4.50%, 5/1/2040(g)	812	853
4.60%, 9/1/2035	230	237	4.50%, 5/1/2040(g)	1,901	1,997
			4.50%, 6/1/2040(g)	591	620
Nevada - 0.09%			4.50%, 8/1/2040(g)	778	813
County 6.88%, of Clark 7/1/2042 NV	305	319	4.50%, 8/1/2040(g)	220	229
			4.50%, 9/1/2040(g)	489	511
			5.00%, 5/1/2018(g)	1,117	1,192
Utah - 0.06%			5.00%, 10/1/2024(g)	1,038	1,110
State of 3.54%, Utah 7/1/2025	210	210	5.00%, 10/1/2025(g),(h)	800	848
			5.00%, 10/1/2035(g)	417	442
			5.00%, 6/1/2037(g)	353	371
Washington - 0.08%			5.00%, 8/1/2039(g)	178	187
State of Washington			5.00%, 10/1/2040(g),(h)	7,605	7,988
5.09%, 8/1/2033	250	266	5.50%, 6/1/2024(g)	1,350	1,443
			5.50%, 3/1/2033(g)	883	948
TOTAL MUNICIPAL BONDS		$ 1,582	5.50%, 4/1/2038(g)	373	398
	Principal		5.50%, 5/1/2038(g)	834	885
SENIOR FLOATING RATE INTERESTS -	Amount		5.50%, 10/1/2040(g),(h)	900	955
0.59%	(000's) Value (000's)		5.61%, 2/1/2037(e),(g)	518	554
Automobile Manufacturers - 0.17%			5.84%, 2/1/2037(e),(g)	424	451
Ford, Term Loan B			6.00%, 3/1/2031(g)	49	53
3.03%, 12/16/2013(e)	$ 582	$ 570
			6.00%, 4/1/2031(g)	4	4
			6.00%, 6/1/2032(g)	183	201
Commercial Services - 0.04%			6.00%, 10/1/2032(g)	133	146
Rental Services Corp, Term Loan			6.00%, 1/1/2038(g)	579	632
4.04%, 11/30/2013(e)	143	139
			6.50%, 4/1/2016(g)	20	22
			6.50%, 3/1/2029(g)	23	26
Computers - 0.03%			6.50%, 5/1/2029(g)	35	38
Spansion Inc, Term Loan B-Exit			6.50%, 4/1/2031(g)	18	20
7.50%, 2/9/2015(e)	100	100
			6.50%, 2/1/2032(g)	37	41
			6.50%, 5/1/2032(g)	99	110
			6.50%, 5/1/2032(g)	30	33
			6.50%, 4/1/2035(g)	63	70
			7.00%, 12/1/2029(g)	49	55
See accompanying notes.			35

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
7.00%, 6/1/2030(g)	$ 9 $	10	6.50%, 7/1/2037(g)	$ 204	$ 228
7.00%, 12/1/2030(g)	7	8	6.50%, 7/1/2037(g)	292	325
7.00%, 1/1/2031(g)	4	5	6.50%, 2/1/2038(g)	190	208
7.00%, 1/1/2031(g)	14	16	6.50%, 3/1/2038(g)	159	173
7.00%, 2/1/2031(g)	8	9	7.00%, 2/1/2032(g)	49	56
7.00%, 6/1/2031(g)	6	6			$ 65,374
7.00%, 12/1/2031(g)	149	169	Government National Mortgage Association (GNMA) - 3.90%
7.50%, 4/1/2030(g)	17	20	4.50%, 8/15/2040	3,554	3,746
7.50%, 9/1/2030(g)	10	12	5.00%, 2/15/2034	1,573	1,688
7.50%, 3/1/2031(g)	50	57	5.00%, 8/20/2040	3,823	4,084
8.00%, 9/1/2030(g)	88	102	5.00%, 10/1/2040(h)	680	724
	$ 29,325		5.50%, 12/20/2033	763	826
Federal National Mortgage Association (FNMA) - 19.03%			5.50%, 5/20/2035	101	109
2.59%, 3/1/2035(e),(g)	165	172	6.00%, 1/20/2029	118	129
2.65%, 7/1/2034(e),(g)	7	7	6.00%, 7/20/2029	21	23
2.72%, 7/1/2034(e),(g)	67	71	6.00%, 12/15/2033	110	121
3.50%, 10/1/2025(g),(h)	1,650	1,702	6.00%, 12/20/2036	676	737
4.00%, 10/1/2019(g)	366	386	6.50%, 3/20/2028	18	20
4.00%, 8/1/2020(g)	1,417	1,495	6.50%, 5/20/2029	15	17
4.00%, 5/1/2024(g)	1,260	1,318	6.50%, 12/15/2032	967	1,079
4.00%, 7/1/2024(g)	371	388	7.00%, 3/15/2031	32	37
4.00%, 5/1/2025(g)	411	430	7.50%, 5/15/2029	23	27
4.50%, 1/1/2020(g)	254	270	8.00%, 12/15/2030	17	20
4.50%, 4/1/2024(g)	639	673			$ 13,387
4.50%, 3/1/2025(g)	1,248	1,313	U.S. Treasury - 10.23%
4.50%, 7/1/2025(g)	361	380	1.88%, 8/31/2017	3,400	3,397
4.50%, 6/1/2039(g)	246	257	3.00%, 8/31/2016	4,000	4,315
4.50%, 7/1/2039(g)	191	200	3.13%, 1/31/2017	5,000	5,418
4.50%, 8/1/2039(g)	611	641	3.13%, 5/15/2019	1,150	1,222
4.50%, 5/1/2040(g)	1,247	1,315	3.38%, 11/15/2019	2,000	2,154
4.50%, 5/1/2040(g)	596	627	3.63%, 2/15/2020	3,500	3,839
4.50%, 8/1/2040(g)	770	803	4.13%, 5/15/2015	35	40
4.50%, 8/1/2040(g)	674	703	4.38%, 5/15/2040	1,900	2,134
4.50%, 9/1/2040(g)	3,476	3,624	4.50%, 2/15/2036	2,000	2,300
4.50%, 10/1/2040(g),(h)	3,815	3,972	6.00%, 2/15/2026	5,925	8,001
5.00%, 7/1/2035(g)	191	202	8.13%, 8/15/2019	1,600	2,340
5.00%, 5/1/2039(g)	880	935			$ 35,160
5.00%, 12/1/2039(g)	1,128	1,189	TOTAL U.S. GOVERNMENT &
5.00%, 12/1/2039(g)	164	175	GOVERNMENT AGENCY OBLIGATIONS		$ 143,246
5.00%, 2/1/2040(g)	740	780
5.00%, 2/1/2040(g)	692	730		Maturity
5.00%, 10/1/2040(g),(h)	7,875	8,288		Amount
5.50%, 1/1/2018(g)	2,212	2,394	REPURCHASE AGREEMENTS - 2.72%	(000's)	Value (000's)
5.50%, 3/1/2018(g)	1,259	1,365	Banks - 2.72%
5.50%, 1/1/2019(g)	723	783	Investment in Joint Trading Account; Bank of	$ 3,752	$ 3,752
5.50%, 6/1/2019(g)	108	117	America Repurchase Agreement; 0.23%
5.50%, 7/1/2019(g)	120	130	dated 09/30/10 maturing 10/01/10
5.50%, 7/1/2019(g)	44	48	(collateralized by Sovereign Agency Issues;
5.50%, 8/1/2019(g)	161	174	$3,826,581; 0.00% - 4.50%; dated 10/01/10 -
5.50%, 8/1/2019(g)	28	30	05/04/37)
5.50%, 10/1/2019(g)	170	184	Investment in Joint Trading Account; Credit Suisse	3,864	3,864
5.50%, 10/1/2019(g)	314	339	Repurchase Agreement; 0.20% dated
5.50%, 3/1/2020(g)	4,569	4,946	09/30/10 maturing 10/01/10 (collateralized by
5.50%, 12/1/2022(g)	235	253	US Treasury Notes; $3,941,378; 3.38% -
5.50%, 7/1/2033(g)	2,349	2,524	3.50%; dated 06/30/13 - 02/15/18)
5.50%, 4/1/2035(g)	437	467	Investment in Joint Trading Account; Deutsche	600	600
5.50%, 9/1/2035(g)	1,022	1,093	Bank Repurchase Agreement; 0.25% dated
5.50%, 8/1/2036(g)	2,939	3,143	09/30/10 maturing 10/01/10 (collateralized by
5.50%, 2/1/2037(g)	86	92	Sovereign Agency Issues; $612,253; 0.38% -
5.50%, 4/1/2039(g)	2,513	2,673	4.88%; dated 12/17/10 - 11/18/11)
5.50%, 10/1/2040(g),(h)	3,380	3,593
5.67%, 2/1/2036(e),(g)	179	192
6.00%, 5/1/2031(g)	23	26
6.00%, 7/1/2035(g)	1,012	1,100
6.00%, 5/1/2036(g)	155	169
6.00%, 2/1/2037(g)	4,255	4,596
6.00%, 2/1/2038(g)	720	783
6.50%, 8/1/2031(g)	75	83
6.50%, 3/1/2032(g)	37	41
See accompanying notes.			36

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 1,125	$ 1,125
Stanley Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issue; $1,147,974; 2.30%;
dated 08/10/15)
		$ 9,341
TOTAL REPURCHASE AGREEMENTS		$ 9,341
Total Investments		$ 370,829
Liabilities in Excess of Other Assets, Net - (7.95)%		$ (27,299)
TOTAL NET ASSETS - 100.00%		$ 343,530

(a) Security is Illiquid
(b) Non-Income Producing Security
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $6,836 or 1.99% of net assets.
(d)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $49,378 or 14.37% of net assets.
(e)	Variable Rate. Rate shown is in effect at September 30, 2010.
(f) Security purchased on a when-issued basis.
(g)		This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(h)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 15,285
Unrealized Depreciation		(21,895)
Net Unrealized Appreciation (Depreciation)		$ (6,610)
Cost for federal income tax purposes		$ 377,439
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		45.88%
Financial		19.01%
Government		11.84%
Communications		6.90%
Energy		5.44%
Asset Backed Securities		4.47%
Consumer, Non-cyclical		3.88%
Industrial		3.20%
Consumer, Cyclical		2.45%
Utilities		2.18%
Technology		1.47%
Basic Materials		0.77%
Revenue		0.26%
General Obligation		0.20%
Liabilities in Excess of Other Assets, Net		(7.95)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

						Unrealized/
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.14	Buy	(5.00)%	6/20/2015	$ 1,440	$ (84)
Barclays Bank PLC	CDX.NA.HY.13	Buy	(5.00)%	12/20/2014	1,485	(77)

See accompanying notes.		37

Schedule of Investments
Bond & Mortgage Securities Account
September 30, 2010 (unaudited)

Credit Default Swaps (continued)

								Unrealized/
			Buy/Sell	(Pay)/Receive		Expiration	Notional	Appreciation
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate		Date	Amount	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.14			Buy	(5.00)%	6/20/2015	$ 720	$ (39)
Barclays Bank PLC	CDX.NA.HY.14			Buy	(5.00)%	6/20/2015	720	(37)
Goldman Sachs International	CDX.NA.HY.14			Buy	(5.00)%	6/20/2015	1,440	(81)
Morgan Stanley Capital Services Inc	CDX.NA.HY.14			Buy	(5.00)%	6/20/2015	720	(38)
Morgan Stanley Capital Services Inc	CDX.NA.HY.13			Buy	(5.00)%	12/20/2014	3,465	(176)
Morgan Stanley Capital Services Inc	CDX.NA.HY.14			Buy	(5.00)%	6/20/2015	720	(37)
Morgan Stanley Capital Services Inc	CDX.NA.HY.14			Buy	(5.00)%	6/20/2015	1,440	(83)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive				Notional /Principal		Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date		Currency	Amount	Appreciation/(Depreciation)
Morgan Stanley Capital	3 Month LIBOR	Receive	2.65%	7/14/2017	USD	$ 1,500	$ (62)
Services Inc
Morgan Stanley Capital	3 Month LIBOR	Receive	2.08%	8/26/2017	USD		2,500	(7)
Services Inc

All dollar amounts are shown in thousands (000's)

See accompanying notes.			38

		Schedule of Investments
		Diversified Balanced Account
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.41%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 64.69%
Bond Market Index Fund (a),(b)	5,497,673 $	58,935
International Equity Index Fund (a),(b)	819,287	8,185
MidCap S&P 400 Index Fund (a)	374,844	4,727
SmallCap S&P 600 Index Fund (a)	343,255	4,713
	$ 76,560
Principal Variable Contracts Funds, Inc. Class 1 - 34.72%
LargeCap S&P 500 Index Account (a)	5,048,178	41,092

TOTAL INVESTMENT COMPANIES	$ 117,652
Total Investments	$ 117,652
Other Assets in Excess of Liabilities, Net - 0.59%	$ 694
TOTAL NET ASSETS - 100.00%	$ 118,346

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 4,346
Unrealized Depreciation		(306)
Net Unrealized Appreciation (Depreciation)	$ 4,040
Cost for federal income tax purposes	$ 113,612
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49.80%
Domestic Equity Funds		42.69%
International Equity Funds		6.92%
Other Assets in Excess of Liabilities, Net		0.59%
TOTAL NET ASSETS		100.00%

See accompanying notes.		39

Schedule of Investments
Diversified Balanced Account
September 30, 2010 (unaudited)

Affiliated Securities	December 31,2009			Purchases		Sales		September 30, 2010
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	—	$ —		6,141,695	$ 63,670	644,022	$ 6,692	5,497,673	$ 56,979
International Equity Index Fund	—	—		916,759	8,571	97,472	917	819,287	7,654
LargeCap S&P 500 Index Account	—	—		5,172,522	40,863	124,344	967	5,048,178	39,893
MidCap S&P 400 Index Fund	—	—		384,185	4,628	9,341	113	374,844	4,515
Money Market Fund	—	—		1,291,756	1,292	1,291,756	1,292	—	—
SmallCap S&P 600 Index Fund	—	—		353,091	4,705	9,836	135	343,255	4,571

		$ —		$ 123,729			$ 10,116		$ 113,612

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
Bond Market Index Fund	$ —			$ 1			$ —
International Equity Index Fund			—			—			—
LargeCap S&P 500 Index Account			56			(3)			—
MidCap S&P 400 Index Fund			—			—			—
Money Market Fund			—			—			—
SmallCap S&P 600 Index Fund			—			1			—
	$ 56			$ (1)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes.				40

		Schedule of Investments
		Diversified Growth Account
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.63%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 54.87%
Bond Market Index Fund (a),(b)	7,011,259 $	75,161
International Equity Index Fund (a),(b)	2,132,234	21,301
MidCap S&P 400 Index Fund (a)	853,594	10,764
SmallCap S&P 600 Index Fund (a)	782,196	10,739
	$ 117,965
Principal Variable Contracts Funds, Inc. Class 1 - 44.76%
LargeCap S&P 500 Index Account (a)	11,823,752	96,245

TOTAL INVESTMENT COMPANIES	$ 214,210
Total Investments	$ 214,210
Other Assets in Excess of Liabilities, Net - 0.37%	$ 803
TOTAL NET ASSETS - 100.00%	$ 215,013

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 8,241
Unrealized Depreciation		(718)
Net Unrealized Appreciation (Depreciation)	$ 7,523
Cost for federal income tax purposes	$ 206,687
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.76%
Fixed Income Funds		34.96%
International Equity Funds		9.91%
Other Assets in Excess of Liabilities, Net		0.37%
TOTAL NET ASSETS		100.00%

See accompanying notes.		41

Schedule of Investments
Diversified Growth Account
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases		Sales		September 30, 2010
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Fund	—	$ —		7,337,744	$ 76,190	326,485	$ 3,401	7,011,259	$ 72,789
International Equity Index Fund	—	—		2,328,401	21,846	196,167	1,845	2,132,234	20,000
LargeCap S&P 500 Index Account	—	—		12,098,487	95,646	274,735	2,257	11,823,752	93,392
MidCap S&P 400 Index Fund	—	—		887,620	10,593	34,026	431	853,594	10,163
Money Market Fund	—	—		2,106,639	2,107	2,106,639	2,107	—	—
SmallCap S&P 600 Index Fund	—	—		815,350	10,803	33,154	462	782,196	10,343

		$ —		$ 217,185			$ 10,503		$ 206,687

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
Bond Market Index Fund	$ —			$ —			$ —
International Equity Index Fund			—			(1)			—
LargeCap S&P 500 Index Account			141			3			—
MidCap S&P 400 Index Fund			—			1			—
Money Market Fund			—			—			—
SmallCap S&P 600 Index Fund			—			2			—
	$ 141			$ 5			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes.				42

Schedule of Investments
Diversified International Account
September 30, 2010 (unaudited)

COMMON STOCKS - 97.13%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Havas SA	18,152 $	89	China Construction Bank Corp	2,062,183 $	1,807
			Credicorp Ltd	1,847	210
Aerospace & Defense - 0.53%			DBS Group Holdings Ltd	144,000	1,542
Meggitt PLC	29,035	135	DnB NOR ASA	162,773	2,216
MTU Aero Engines Holding AG	15,462	887	FirstRand Ltd	301,122	927
Saab AB	4,590	66	Gunma Bank Ltd/The	14,000	73
Safran SA	55,093	1,549	Home Capital Group Inc	2,300	99
	$ 2,637		HSBC Holdings PLC	788,008	7,984
Agriculture - 0.89%			ICICI Bank Ltd ADR	10,916	544
British American Tobacco PLC	109,853	4,097	Industrial and Commercial Bank of China Ltd	1,288,000	960
Golden Agri-Resources Ltd - Warrants (a)	170,932	14	Industrial Bank of Korea	34,160	467
Souza Cruz SA	6,100	308	Krung Thai Bank Public Company Ltd	762,461	425
	$ 4,419		Laurentian Bank of Canada	2,100	89
Airlines - 0.53%			Lloyds Banking Group PLC (a)	2,944,208	3,428
Air China Ltd (a)	532,000	735	Malayan Banking Bhd	380,800	1,086
Singapore Airlines Ltd	112,393	1,395	Mitsubishi UFJ Financial Group Inc	771,500	3,595
Turk Hava Yollari Anonium Ortakligi (a)	129,516	528	National Australia Bank Ltd	94,419	2,313
	$ 2,658		Nordea Bank AB	267,035	2,781
Apparel - 0.47%			Sberbank of Russia	220,784	619
Far Eastern New Century Corp	337,140	464	Societe Generale	44,916	2,587
Gildan Activewear (a)	39,100	1,100	Standard Bank Group Ltd/South Africa	7,893	126
Yue Yuen Industrial Holdings Ltd	214,000	793	Standard Chartered PLC	179,965	5,162
	$ 2,357		State Bank of India Ltd	2,650	380
Automobile Manufacturers - 4.59%			Sumitomo Mitsui Financial Group Inc	68,700	2,001
Bayerische Motoren Werke AG	33,584	2,355	Torinto Dominion Bank	66,945	4,844
Daimler AG (a)	77,791	4,924	Turkiye Vakiflar Bankasi Tao	122,793	374
			UBS AG (a)	159,283	2,704
Dongfeng Motor Group Co Ltd	359,920	737
Hino Motors Ltd	158,000	763	United Overseas Bank Ltd	160,000	2,229
Honda Motor Co Ltd	38,000	1,349		$ 71,098
Hyundai Motor Co	3,177	426	Beverages - 2.08%
Kia Motors Corp	18,400	594	Asahi Breweries Ltd	74,900	1,498
Mahindra & Mahindra Ltd	48,581	747	Britvic PLC	9,062	69
Nissan Motor Co Ltd	356,700	3,115	Carlsberg A/S	30,996	3,232
Renault SA (a)	35,290	1,816	Cia de Bebidas das Americas ADR	10,715	1,326
Scania AB	113,801	2,512	Fomento Economico Mexicano SAB de CV ADR	12,607	640
Tata Motors Ltd	29,161	713	Heineken NV	37,166	1,927
Toyota Motor Corp	24,033	863	SABMiller PLC	53,225	1,702
Volkswagen AG - PFD	16,611	2,006		$ 10,394
	$ 22,920		Building Materials - 0.13%
Automobile Parts & Equipment - 1.25%			Adelaide Brighton Ltd	34,054	113
Continental AG (a)	22,353	1,728	China National Building Material Co Ltd	155,774	365
Exedy Corp	1,999	60	Forbo Holding AG	93	51
FCC Co Ltd	4,000	86	Hong Leong Asia Ltd	17,000	43
Georg Fischer AG (a)	187	75	Semen Gresik Persero Tbk PT	34,000	38
Iochpe-Maxion SA	9,977	125	Sumitomo Osaka Cement Co Ltd	31,000	53
Keihin Corp	6,192	127		$ 663
Marcopolo SA	20,800	68	Chemicals - 3.01%
NHK Spring Co Ltd	7,000	58	Arkema SA	2,661	136
Nissin Kogyo Co Ltd	4,300	69	BASF SE	72,454	4,593
Valeo SA (a)	65,384	3,029	Croda International PLC	6,113	142
Yokohama Rubber Co Ltd/The	158,000	793	Daicel Chemical Industries Ltd	180,006	1,212
	$ 6,218		Formosa Chemicals & Fibre Corp	254,000	614
Banks - 14.25%			Hanwha Chem Corp	25,610	614
Aareal Bank AG (a)	3,557	79	Kolon Industries Inc (a)	6,485	434
Australia & New Zealand Banking Group Ltd	52,581	1,204	Lanxess AG	33,014	1,814
Axis Bank Ltd	17,204	596	LG Chem Ltd	1,017	297
Banca Generali SpA	4,486	55	Linde AG	12,751	1,665
Banco do Brasil SA	62,245	1,173	Lintec Corp	2,110	47
Banco Santander SA	67,945	863	Nippon Kayaku Co Ltd	12,791	125
Bangkok Bank Public Co	191,400	1,019	Nippon Shokubai Co Ltd	9,912	86
Bank Leumi Le-Israel BM (a)	327,290	1,520	Rhodia SA	68,070	1,631
Bank Mandiri Tbk PT	386,500	312	Toagosei Co Ltd	15,000	63
Bank of China Ltd	2,805,000	1,471	Yara International ASA	32,166	1,455
Bank of Montreal	62,600	3,619	Zeon Corp	13,000	108
Bank of Queensland Ltd	8,799	95		$ 15,036
Bank of Yokohama Ltd/The	304,366	1,422	Coal - 0.26%
BNP Paribas	58,216	4,140	Banpu Public Co Ltd	21,750	516
Busan Bank	27,860	343	Exxaro Resources Ltd	29,929	517
Canadian Western Bank	5,500	133	Grande Cache Coal Corp (a)	13,700	84
Chiba Bank Ltd/The	254,063	1,482	Riversdale Mining Ltd (a)	8,297	84

See accompanying notes.			43

Schedule of Investments
Diversified International Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Coal (continued)			Electrical Components & Equipment - 1.29%
Whitehaven Coal Ltd	17,986 $	107	Bekaert SA	558 $	147
	$ 1,308		Delta Electronics Inc	110,000	460
Commercial Services - 0.27%			Fujikura Ltd	29,000	145
Aggreko PLC	38,701	955	Hitachi Ltd	871,261	3,810
Ashtead Group PLC	38,141	66	Legrand SA	2,135	72
Atkins WS PLC	4,829	56	Mitsubishi Electric Corp	205,000	1,763
Babcock International Group PLC	11,950	107	SMA Solar Technology AG	554	59
Bunzl PLC	5,907	70		$ 6,456
Prosegur Cia de Seguridad SA	1,694	101	Electronics - 2.37%
	$ 1,355		AAC Acoustic Technologies Holdings Inc	42,000	92
Computers - 1.47%			Alps Electric Co Ltd	105,500	864
CGI Group Inc (a)	162,167	2,441	AU Optronics Corp (a)	443,000	459
Dimension Data Holdings PLC	38,648	73	Chemring Group PLC	2,364	112
HTC Corp	24,150	548	Coretronic Corp	292,000	449
Infosys Technologies Ltd ADR	13,277	894	Electrocomponents PLC	24,022	92
Itochu Techno-Solutions Corp	16,200	529	Fujitsu General Ltd	8,000	41
Lenovo Group Ltd	516,000	318	Hon Hai Precision Industry Co Ltd	203,846	767
Lite-On Technology Corp	386,899	488	Japan Aviation Electronics Industry Ltd	10,000	61
Melco Holdings Inc	2,400	81	Keyence Corp	6,900	1,501
Tata Consultancy Services Ltd	30,616	632	Koninklijke Philips Electronics NV	111,279	3,497
TDK Corp	24,000	1,338	Minebea Co Ltd	171,000	881
	$ 7,342		Nippon Chemi-Con Corp	27,294	112
Consumer Products - 0.63%			Omron Corp	56,600	1,285
Reckitt Benckiser Group PLC	56,359	3,100	Rexel SA (a)	2,925	52
Societe BIC SA	816	65	Taiyo Yuden Co Ltd	5,000	60
	$ 3,165		Tripod Technology Corp	119,000	455
Cosmetics & Personal Care - 0.01%			Unimicron Technology Corp	277,000	486
Fancl Corp	4,497	72	WPG Holdings Co Ltd	276,026	548
				$ 11,814
Distribution & Wholesale - 1.84%			Engineering & Contruction - 0.98%
DCC PLC	4,063	116	Bilfinger Berger AG	11,941	828
D'ieteren SA	141	79	Bradken Ltd	11,648	96
Hyosung Corp	4,657	502	Carillion PLC	16,506	81
Inchcape PLC (a)	17,482	86	China Railway Construction Corp Ltd	385,000	518
Marubeni Corp	353,723	2,000	China Railway Group Ltd	447,000	350
Mitsubishi Corp	135,111	3,206	Daelim Industrial Co Ltd	8,742	647
Sumitomo Corp	247,069	3,185	Hochtief AG	1,235	107
	$ 9,174		NCC AB	8,609	176
Diversified Financial Services - 1.44%			SHO-BOND Holdings Co Ltd	3,500	76
Azimut Holding SpA	6,060	60	Tecnicas Reunidas SA	1,349	72
Challenger Financial Services Group Ltd	25,542	104	UGL Ltd	5,115	74
Close Brothers Group PLC	7,034	81	Vinci SA	35,439	1,776
Fubon Financial Holding Co Ltd	477,336	587	YIT OYJ	3,871	92
GAM Holding AG	33,687	511		$ 4,893
IG Group Holdings PLC	13,558	106	Environmental Control - 0.02%
Intermediate Capital Group PLC	172,046	808	IESI-BFC Ltd	3,769	86
International Personal Finance PLC	14,373	61
Kenedix Inc (a)	340	60	Food - 5.10%
KGI Securities Co Ltd (b)	17,049	154	Aryzta AG	16,228	710
Mega Financial Holding Co Ltd	931,000	626	Associated British Foods PLC	85,044	1,401
ORIX Corp	25,260	1,931	Centros Comerciales Sudamericanos SA	67,775	459
RMB Holdings Ltd	36,279	198	Cia Brasileira de Distribuicao Grupo Pao de Acucar	8,512	588
Schroders PLC	40,999	926	ADR
Shinhan Financial Group Co Ltd	16,520	632	CJ CheilJedang Corp	774	164
Tullett Prebon PLC	16,116	101	Danisco A/S	24,213	2,159
Woori Finance Holdings Co Ltd	17,460	217	Fuji Oil Co Ltd	3,300	50
	$ 7,163		George Weston Ltd	10,198	783
Electric - 1.40%			Indofood Sukses Makmur Tbk PT	815,500	498
Atco Ltd	2,800	147	Jeronimo Martins SGPS SA	111,583	1,492
CEZ AS	17,499	784	Koninklijke Ahold NV	194,647	2,624
Cia Paranaense de Energia	13,700	300	Marine Harvest ASA	1,699,362	1,481
DUET Group	47,797	80	Maruha Nichiro Holdings Inc	38,000	63
Enel SpA	487,501	2,598	Metro AG	19,597	1,280
Federal Hydrogenerating Co ADR(a)	42,298	218	Morinaga Milk Industry Co Ltd	15,000	64
International Power PLC	203,639	1,241	Nestle SA	133,173	7,095
Iren SpA	24,695	43	Nippon Suisan Kaisha Ltd	25,200	83
Okinawa Electric Power Co Inc/The	600	28	Nutreco NV	20,631	1,509
Tenaga Nasional BHD	183,800	525	Uni-President Enterprises Corp	20,300	26
Terna Rete Elettrica Nazionale SpA	238,302	1,013	Viscofan SA	2,909	96
	$ 6,977		Woolworths Ltd	100,891	2,812
				$ 25,437
See accompanying notes.			44

Schedule of Investments
Diversified International Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food Service - 0.49%			Internet - 0.19%
Compass Group PLC	294,991 $	2,458	Atea ASA	8,800 $	70
			Rightmove PLC	9,013	104
Forest Products & Paper - 0.88%			Tencent Holdings Ltd	34,400	752
Billerud AB	10,754	81		$ 926
Hokuetsu Kishu Paper Co Ltd	12,000	58	Investment Companies - 0.48%
Holmen AB	3,250	100	Delek Group Ltd	2,605	715
M-real OYJ (a)	16,310	65	Infrastructure Development Finance Co Ltd	41,248	186
Stora Enso OYJ	121,256	1,198	Investor AB	63,429	1,288
Suzano Papel e Celulose SA	39,255	371	Kinnevik Investment AB	7,537	160
Svenska Cellulosa AB	164,005	2,494	Pargesa Holding SA	690	51
	$ 4,367			$ 2,400
Gas - 0.97%			Iron & Steel - 0.92%
Centrica PLC	408,870	2,078	Cia Siderurgica Nacional SA ADR	57,232	1,011
ENN Energy Holdings Ltd	102,000	293	Ferrexpo PLC	18,266	89
GAIL India Ltd	20,886	222	Kobe Steel Ltd	498,000	1,169
Osaka Gas Co Ltd	266,000	959	Labrador Iron Ore Royalty Corp	1,500	79
Tokyo Gas Co Ltd	281,417	1,278	Maanshan Iron & Steel	944,000	590
	$ 4,830		Mechel ADR	10,944	273
Hand & Machine Tools - 0.36%			Mount Gibson Iron Ltd (a)	65,407	111
Disco Corp	1,900	109	POSCO ADR	10,900	1,242
Schindler Holding AG - PC	15,522	1,665	Xingda International Holdings Ltd	45,000	40
	$ 1,774			$ 4,604
Healthcare - Products - 0.60%			Leisure Products & Services - 0.19%
Coloplast A/S	13,456	1,608	Round One Corp	8,300	31
DiaSorin SpA	2,003	82	Sega Sammy Holdings Inc	60,600	926
Elekta AB	34,996	1,267		$ 957
Nihon Kohden Corp	2,125	44	Lodging - 0.16%
	$ 3,001		Genting Bhd	182,300	586
Healthcare - Services - 0.05%			Millennium & Copthorne Hotels PLC	7,973	65
Healthscope Ltd (c)	17,410	101	SJM Holdings Ltd	133,000	152
Ramsay Health Care Ltd	8,940	133		$ 803
	$ 234		Machinery - Construction & Mining - 0.36%
Holding Companies - Diversified - 1.75%			Atlas Copco AB - A Shares	87,445	1,688
Dah Chong Hong Holdings Ltd	63,000	78	Danieli & C Officine Meccaniche SpA	4,147	97
GS Holdings	10,314	499		$ 1,785
Hutchison Whampoa Ltd	214,000	1,997	Machinery - Diversified - 1.41%
Imperial Holdings Ltd	38,188	622	Daifuku Co Ltd	9,000	46
KOC Holding AS	196,279	936	Komori Corp	6,000	70
LG Corp	8,283	599	Kone OYJ	39,534	2,043
Swire Pacific Ltd	116,500	1,605	Metso OYJ	46,239	2,119
Wharf Holdings Ltd	373,000	2,399	Sumitomo Heavy Industries Ltd	236,000	1,216
	$ 8,735		Weir Group PLC/The	69,767	1,559
Home Builders - 0.26%				$ 7,053
Daiwa House Industry Co Ltd	91,000	916	Media - 0.85%
MRV Engenharia e Participacoes SA	39,600	380	Mediaset SpA	136,954	971
	$ 1,296		Metropole Television SA	3,174	75
Home Furnishings - 0.16%			Pearson PLC	116,731	1,807
Arcelik AS	92,488	508	Quebecor Inc	2,000	67
Indesit Co SpA	5,793	71	WPP PLC	117,102	1,296
Noritz Corp	2,700	51		$ 4,216
Pioneer Corp	23,000	80	Metal Fabrication & Hardware - 0.32%
SEB SA	1,231	106	Hanwa Co Ltd	18,000	71
	$ 816		JFE Shoji Holdings Inc	17,000	69
Insurance - 3.58%			Johnson Matthey PLC	52,078	1,441
Allianz SE	33,280	3,771		$ 1,581
Amlin PLC	19,591	124	Mining - 5.16%
Hannover Rueckversicherung AG	32,772	1,510	Alamos Gold Inc	7,400	126
Helvetia Holding AG	336	117	Anglo American PLC	83,343	3,306
Hyundai Marine & Fire Insurance Co Ltd	29,930	583	Avoca Resources Ltd (a)	21,650	63
Lancashire Holdings Ltd	11,043	96	BHP Billiton Ltd	116,666	4,388
Legal & General Group PLC	1,058,108	1,720	Cia de Minas Buenaventura SA ADR	7,910	357
Ping An Insurance Group Co of China Ltd	96,000	980	Grupo Mexico SAB de CV	275,000	793
Sampo OYJ	113,754	3,072	Hindalco Industries Ltd	141,493	620
Sanlam Ltd	191,546	723	IAMGOLD Corp	94,525	1,674
SCOR SE	3,938	94	Impala Platinum Holdings Ltd	9,082	235
Sul America SA	691	8	KGHM Polska Miedz SA	16,936	683
Tokio Marine Holdings Inc	69,300	1,869	Kingsgate Consolidated Ltd	8,638	97
Zurich Financial Services	13,547	3,175	Medusa Mining Ltd (a)	19,034	90
	$ 17,842		MMC Norilsk Nickel ADR	8,101	137
			New Gold Inc (a)	11,582	78

See accompanying notes.			45

Schedule of Investments
Diversified International Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Pharmaceuticals (continued)
Orica Ltd	64,241 $	1,596	Shire PLC	107,326 $	2,418
Rio Tinto Ltd	98,210	7,287	Stada Arzneimittel AG	3,005	87
SEMAFO Inc (a)	16,200	153	SXC Health Solutions Corp (a)	1,956	71
Southern Copper Corp	14,447	507	Takeda Pharmaceutical Co Ltd	60,000	2,756
Tek Cominco Limited	52,042	2,141	Teva Pharmaceutical Industries Ltd ADR	53,990	2,848
Umicore	32,700	1,414	United Laboratories International Holdings Ltd/The	44,000	85
	$ 25,745			$ 29,513
Miscellaneous Manufacturing - 1.59%			Real Estate - 1.56%
Aalberts Industries NV	5,203	86	Arnest One Corp	7,692	85
Ansell Ltd	10,319	133	Brookfield Asset Management Inc	116,358	3,286
Cookson Group PLC (a)	142,557	1,225	Daito Trust Construction Co Ltd	17,200	1,028
IMI PLC	11,268	136	Gazit-Globe Ltd	6,995	75
Largan Precision Co Ltd	17,000	324	Great Eagle Holdings Ltd	28,000	86
Melrose PLC	17,460	75	Henderson Land Development Co Ltd - Warrants	34,400	10
Peace Mark Holdings Ltd (a),(c)	300,000	—	(a)
Siemens AG	46,904	4,960	Hongkong Land Holdings Ltd	291,000	1,807
Wartsila OYJ	15,588	1,017	Keppel Land Ltd	207,000	637
	$ 7,956		PSP Swiss Property AG (a)	1,672	124
Office & Business Equipment - 0.58%			Shimao Property Holdings Ltd	247,000	411
Canon Inc	62,500	2,916	Swiss Prime Site AG (a)	2,239	159
			Wihlborgs Fastigheter AB	3,577	98
Oil & Gas - 6.77%				$ 7,806
Afren PLC (a)	63,407	110	REITS - 0.38%
Alliance Oil Co Ltd (a)	4,235	57	Calloway Real Estate Investment Trust	3,400	80
Bankers Petroleum Ltd (a)	18,800	149	CapitaMall Trust	281,000	459
Baytex Energy Trust	5,800	210	Dundee Real Estate Investment Trust	2,600	71
BG Group PLC	167,121	2,936	Japan Logistics Fund Inc	7	58
BP PLC	152,115	1,022	Japan Retail Fund Investment Corp	62	87
Canadian Natural Resources	70,800	2,449	Kenedix Realty Investment Corp	36	136
Cenovus Energy, Inc	42,358	1,218	Klepierre	2,028	78
China Petroleum & Chemical Corp	1,420,000	1,259	RioCan Real Estate Investment Trust	38,500	858
CNOOC Ltd	759,000	1,471	United Urban Investment Corp	9	62
EnCana Corp	64,358	1,945		$ 1,889
EnQuest PLC (a)	1	—	Retail - 3.31%
Gazprom OAO ADR	59,008	1,236	Aeon Co Ltd	226,930	2,436
Hindustan Petroleum Corp Ltd	36,108	408	Cie Financiere Richemont SA	42,081	2,026
Lukoil OAO ADR	25,361	1,438	Don Quijote Co Ltd	2,400	60
OGX Petroleo e Gas Participacoes SA (a)	21,500	280	Dufry Group (a)	1,014	97
Oil & Natural Gas Corp Ltd	8,884	278	EDION Corp	9,600	70
Petrobank Energy & Resources Ltd (a)	33,676	1,369	Halfords Group PLC	11,109	77
PetroChina Co Ltd	765,199	891	Inditex SA	29,798	2,367
Petroleo Brasileiro SA ADR	83,232	3,019	JB Hi-Fi Ltd	6,301	126
Petrominerales Ltd	4,079	99	K's Holdings Corp	37,140	854
Reliance Industries Ltd (b)	12,373	552	Lojas Renner SA	19,000	646
Repsol YPF SA	73,585	1,895	Lotte Shopping Co Ltd	1,486	619
Royal Dutch Shell PLC - A Shares	86,579	2,606	Massmart Holdings Ltd	19,096	405
Royal Dutch Shell PLC - B Shares	47,076	1,373	PPR	11,799	1,910
Statoil ASA	95,006	1,982	Swatch Group AG/The - BR	6,049	2,276
Surgutneftegas OJSC ADR	19,546	185	UNY Co Ltd	6,800	54
Total SA	57,467	2,962	Wal-Mart de Mexico SAB de CV	160,000	402
Tupras-Turkiye Petrol Rafinerileri AS	14,380	388	WH Smith PLC	16,193	115
	$ 33,787		Whitbread PLC	3,699	94
Oil & Gas Services - 1.58%			Woolworths Holdings Ltd/South Africa	198,929	772
Acergy SA	78,083	1,441	Yamada Denki Co Ltd	17,650	1,095
Petrofac Ltd	83,195	1,794		$ 16,501
Saipem SpA	60,964	2,442	Semiconductors - 1.08%
Subsea 7 Inc (a)	5,134	100	Aixtron AG	3,461	104
Technip SA	26,358	2,120	ARM Holdings PLC	226,630	1,396
	$ 7,897		ASM International NV (a)	3,062	78
Packaging & Containers - 0.04%			Powertech Technology Inc	156,000	502
Gerresheimer AG (a)	2,266	91	Samsung Electronics Co Ltd	3,558	2,424
Rengo Co Ltd	13,000	84	Taiwan Semiconductor Manufacturing Co Ltd	436,140	866
	$ 175			$ 5,370
Pharmaceuticals - 5.92%			Shipbuilding - 0.08%
AstraZeneca PLC	107,460	5,458	Hyundai Heavy Industries Co Ltd	1,437	413
China Shineway Pharmaceutical Group Ltd	108,000	381
GlaxoSmithKline PLC	72,131	1,422	Software - 0.39%
Kobayashi Pharmaceutical Co Ltd	1,800	80	Aero Inventory PLC (a),(c)	19,271	—
Novartis AG	96,239	5,519	Autonomy Corp PLC (a)	33,636	958
Novo Nordisk A/S	38,841	3,854	Micro Focus International PLC	13,223	79
Roche Holding AG	33,198	4,534	Software AG	705	85
See accompanying notes.			46

Schedule of Investments
Diversified International Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Temenos Group AG (a)	27,267 $	835	REPURCHASE AGREEMENTS - 0.47%	(000's)	Value (000's)
	$ 1,957		Banks - 0.47%
Telecommunications - 8.16%			Investment in Joint Trading Account; Bank of	$ 933	$ 933
America Movil SAB de CV ADR	29,154	1,555	America Repurchase Agreement; 0.23%
Axiata Group Bhd (a)	226,700	322	dated 09/30/10 maturing 10/01/10
BT Group PLC	1,014,173	2,230	(collateralized by Sovereign Agency Issues;
China Mobile Ltd	192,785	1,974	$951,881; 0.00% - 4.50%; dated 10/01/10 -
China Telecom Corp Ltd	984,000	540	05/04/37)
Chunghwa Telecom Co Ltd (a)	320,000	717	Investment in Joint Trading Account; Credit Suisse	961	961
Deutsche Telekom AG	165,925	2,276	Repurchase Agreement; 0.20% dated
D-Link Corp	69,000	75	09/30/10 maturing 10/01/10 (collateralized by
Eutelsat Communications	35,607	1,359	US Treasury Notes; $980,437; 3.38% -
Hitachi Kokusai Electric Inc	7,000	53	3.50%; dated 06/30/13 - 02/15/18)
Koninklijke KPN NV	154,598	2,391	Investment in Joint Trading Account; Deutsche	149	150
Mobile Telesystems OJSC ADR	26,692	567	Bank Repurchase Agreement; 0.25% dated
NTT DoCoMo Inc	2,461	4,098	09/30/10 maturing 10/01/10 (collateralized by
Portugal Telecom SGPS SA	161,599	2,157	Sovereign Agency Issues; $152,301; 0.38% -
Softbank Corp	85,200	2,787	4.88%; dated 12/17/10 - 11/18/11)
Taiwan Mobile Co Ltd	251,000	518	Investment in Joint Trading Account; Morgan	280	280
Tele2 AB	90,818	1,907	Stanley Repurchase Agreement; 0.20% dated
Telefonaktiebolaget LM Ericsson	105,956	1,163	09/30/10 maturing 10/01/10 (collateralized by
Telefonica SA	60,122	1,489	Sovereign Agency Issue; $285,564; 2.30%;
Telenet Group Holding NV (a)	36,332	1,219	dated 08/10/15)
Telenor ASA	196,114	3,071			$ 2,324
TeliaSonera AB	184,092	1,491	TOTAL REPURCHASE AGREEMENTS		$ 2,324
Vivo Participacoes SA ADR	18,858	512	Total Investments		$ 497,578
Vodacom Group Ltd	68,965	685	Other Assets in Excess of Liabilities, Net - 0.27%		$ 1,366
Vodafone Group PLC	2,257,229	5,571	TOTAL NET ASSETS - 100.00%		$ 498,944
	$ 40,727
Textiles - 0.06%
Cia Hering	5,500	239	(a) Non-Income Producing Security
Toyobo Co Ltd	38,000	61	(b)	Security exempt from registration under Rule 144A of the Securities Act of
	$ 300		1933. These securities may be resold in transactions exempt from
Transportation - 0.95%			registration, normally to qualified institutional buyers. Unless otherwise
Canadian National Railway	43,000	2,750	indicated, these securities are not considered illiquid. At the end of the
Cargotec Oyj	2,024	88	period, the value of these securities totaled $706 or 0.14% of net assets.
Construcciones y Auxiliar de Ferrocarriles SA	154	79	(c)	Market value is determined in accordance with procedures established in
Sincere Navigation	320,000	379	good faith by the Board of Directors. At the end of the period, the value of
Stagecoach Group PLC	30,021	86	these securities totaled $101 or 0.02% of net assets.
West Japan Railway Co	381	1,366
	$ 4,748
Water - 0.71%			Unrealized Appreciation (Depreciation)
Pennon Group PLC	99,606	910	The net federal income tax unrealized appreciation (depreciation) and federal tax
Severn Trent PLC	50,075	1,031	cost of investments held as of the period end were as follows:
United Utilities Group PLC	175,844	1,583
	$ 3,524		Unrealized Appreciation		$ 64,750
TOTAL COMMON STOCKS	$ 484,633		Unrealized Depreciation		(8,340)
PREFERRED STOCKS - 2.13%	Shares Held Value (000's)		Net Unrealized Appreciation (Depreciation)		$ 56,410
Apparel - 0.01%			Cost for federal income tax purposes		$ 441,168
Hugo Boss AG	1,212	71	All dollar amounts are shown in thousands (000's)

Banks - 0.43%
Banco Bradesco SA	32,068	641
Itau Unibanco Holding SA	63,415	1,508
	$ 2,149
Consumer Products - 0.49%
Henkel AG & Co KGaA	45,364	2,439

Holding Companies - Diversified - 0.15%
Investimentos Itau SA	96,300	730

Media - 0.49%
ProSiebenSat.1 Media AG	101,534	2,439

Mining - 0.56%
Vale SA	101,948	2,793

TOTAL PREFERRED STOCKS	$ 10,621

See accompanying notes.			47

Schedule of Investments
Diversified International Account
September 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
United Kingdom	15.37%
Japan	14.31%
Germany	8.06%
Canada	6.48%
Switzerland	6.38%
France	5.15%
Australia	4.25%
Sweden	3.45%
Netherlands	3.24%
Brazil	3.23%
China	2.70%
Hong Kong	2.50%
Korea, Republic Of	2.35%
Denmark	2.17%
Taiwan, Province Of China	2.11%
Norway	2.07%
Finland	1.95%
Italy	1.49%
Spain	1.38%
India	1.36%
Singapore	1.28%
South Africa	1.06%
Israel	1.02%
Russian Federation	0.94%
Ireland	0.76%
Portugal	0.73%
Mexico	0.68%
Belgium	0.57%
United States	0.57%
Turkey	0.54%
Malaysia	0.50%
Thailand	0.39%
Indonesia	0.17%
Czech Republic	0.16%
Poland	0.14%
Peru	0.11%
Chile	0.09%
Bermuda	0.02%
Other Assets in Excess of Liabilities, Net	0.27%
TOTAL NET ASSETS	100.00%

See accompanying notes.	48

Schedule of Investments
Equity Income Account
September 30, 2010 (unaudited)

COMMON STOCKS - 97.57%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.79%			Healthcare - Products (continued)
Raytheon Co	84,200 $	3,849	Johnson & Johnson	112,900 $	6,995
			Medtronic Inc	42,500	1,427
Apparel - 1.15%				$ 9,519
VF Corp	69,200	5,607	Insurance - 7.66%
			ACE Ltd	218,700	12,739
Automobile Manufacturers - 0.26%			Allianz SE ADR	210,622	2,380
PACCAR Inc	26,368	1,270	Allstate Corp/The	170,344	5,374
			Chubb Corp	96,300	5,488
Automobile Parts & Equipment - 0.30%			Fidelity National Financial Inc	327,777	5,150
Johnson Controls Inc	48,200	1,470	MetLife Inc	114,700	4,410
			Validus Holdings Ltd	65,100	1,716
Banks - 6.10%				$ 37,257
Banco Santander SA ADR	483,200	6,117	Machinery - Diversified - 1.38%
Bank of New York Mellon Corp/The	275,375	7,196	Deere & Co	96,200	6,713
Bank of Nova Scotia	110,656	5,898
JP Morgan Chase & Co	6,500	247	Media - 1.16%
Northern Trust Corp	124,000	5,982	Walt Disney Co/The	74,662	2,472
US Bancorp	196,900	4,257	Yellow Pages Income Fund	589,038	3,172
	$ 29,697			$ 5,644
Beverages - 0.82%			Mining - 0.78%
Coca-Cola Co/The	34,400	2,013	BHP Billiton Ltd ADR	49,600	3,785
Dr Pepper Snapple Group Inc	30,012	1,066
Molson Coors Brewing Co	19,100	902	Miscellaneous Manufacturing - 3.92%
	$ 3,981		3M Co	49,300	4,275
Chemicals - 1.25%			Honeywell International Inc	67,800	2,979
Air Products & Chemicals Inc	31,700	2,625	Parker Hannifin Corp	96,600	6,768
EI du Pont de Nemours & Co	77,800	3,472	Siemens AG ADR	47,800	5,038
	$ 6,097			$ 19,060
Commercial Services - 0.56%			Oil & Gas - 8.95%
Automatic Data Processing Inc	64,600	2,715	Chevron Corp	127,984	10,373
			Enerplus Resources Fund	206,819	5,326
Consumer Products - 0.70%			Exxon Mobil Corp	110,400	6,822
Clorox Co	30,300	2,023	Marathon Oil Corp	203,300	6,729
Kimberly-Clark Corp	21,000	1,366	Penn West Energy Trust	248,000	4,977
	$ 3,389		Total SA ADR	180,170	9,297
Distribution & Wholesale - 2.00%				$ 43,524
Genuine Parts Co	218,528	9,744	Pharmaceuticals - 12.57%
			Abbott Laboratories	194,900	10,182
Diversified Financial Services - 3.27%			Bristol-Myers Squibb Co	243,977	6,614
AllianceBernstein Holding LP	250,408	6,613	GlaxoSmithKline PLC ADR	120,290	4,754
Federated Investors Inc	211,403	4,812	Mead Johnson Nutrition Co	89,784	5,110
NYSE Euronext	157,339	4,495	Merck & Co Inc	253,549	9,333
	$ 15,920		Novartis AG ADR	134,396	7,751
Electric - 5.01%			Pfizer Inc	433,909	7,450
NextEra Energy Inc	160,000	8,702	Roche Holding AG ADR	162,600	5,549
Progress Energy Inc	168,926	7,504	Teva Pharmaceutical Industries Ltd ADR	84,100	4,436
Wisconsin Energy Corp	17,900	1,035		$ 61,179
Xcel Energy Inc	310,200	7,125	Pipelines - 2.72%
	$ 24,366		Enterprise Products Partners LP	180,461	7,159
Electrical Components & Equipment - 1.58%			Kinder Morgan Energy Partners LP	58,114	3,981
Emerson Electric Co	145,590	7,667	Spectra Energy Corp	92,127	2,077
				$ 13,217
Entertainment - 0.52%			REITS - 4.14%
OPAP SA ADR	338,600	2,539	Annaly Capital Management Inc	497,800	8,761
			Chimera Investment Corp	737,818	2,914
Environmental Control - 0.42%			HCP Inc	74,206	2,670
Waste Management Inc	56,600	2,023	Health Care REIT Inc	90,600	4,289
			Kimco Realty Corp	96,363	1,518
Food - 3.58%				$ 20,152
General Mills Inc	59,200	2,163	Retail - 4.31%
Kellogg Co	42,500	2,147	Costco Wholesale Corp	35,700	2,302
Kraft Foods Inc	260,176	8,029	McDonald's Corp	120,100	8,949
Kroger Co/The	54,300	1,176	Wal-Mart Stores Inc	181,600	9,719
Sysco Corp	136,700	3,899		$ 20,970
	$ 17,414		Savings & Loans - 1.25%
Gas - 1.78%			Hudson City Bancorp Inc	495,800	6,078
Sempra Energy	161,100	8,667
			Semiconductors - 4.80%
Healthcare - Products - 1.96%			Applied Materials Inc	133,100	1,555
Becton Dickinson and Co	14,800	1,097	Intel Corp	520,700	10,013

See accompanying notes.			49

Schedule of Investments
Equity Income Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Maxim Integrated Products Inc	71,900 $	1,331	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Microchip Technology Inc	189,900	5,972	Banks (continued)
Taiwan Semiconductor Manufacturing Co Ltd	444,650	4,509	Investment in Joint Trading Account; Morgan	$ 864	$ 864
ADR			Stanley Repurchase Agreement; 0.20% dated
		$ 23,380	09/30/10 maturing 10/01/10 (collateralized by
Software - 1.70%			Sovereign Agency Issue; $881,627; 2.30%;
Microsoft Corp	337,200	8,258	dated 08/10/15)
					$ 7,174
Telecommunications - 5.44%			TOTAL REPURCHASE AGREEMENTS		$ 7,174
AT&T Inc	197,900	5,660	Total Investments		$ 487,309
BCE Inc	173,400	5,635	Liabilities in Excess of Other Assets, Net - (0.16)%		$ (783)
CenturyLink Inc	28,500	1,125	TOTAL NET ASSETS - 100.00%		$ 486,526
Qwest Communications International Inc	202,700	1,271
Telefonica SA ADR	24,700	1,831
Verizon Communications Inc	171,700	5,596
Vodafone Group PLC ADR	215,300	5,342
		$ 26,460	Unrealized Appreciation (Depreciation)
Toys, Games & Hobbies - 1.95%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Mattel Inc	404,331	9,486	cost of investments held as of the period end were as follows:

Transportation - 2.79%			Unrealized Appreciation		$ 73,443
Norfolk Southern Corp	95,400	5,677	Unrealized Depreciation		(18,360)
Union Pacific Corp	96,800	7,918	Net Unrealized Appreciation (Depreciation)		$ 55,083
		$ 13,595	Cost for federal income tax purposes		$ 432,226
TOTAL COMMON STOCKS		$ 474,692	All dollar amounts are shown in thousands (000's)
PREFERRED STOCKS - 0.95%	Shares Held Value (000's)
Banks - 0.37%			Portfolio Summary (unaudited)
National City Capital Trust II	43,900	1,093	Sector		Percent
National City Capital Trust III	28,200	705	Financial		24.84%
		$ 1,798	Consumer, Non-cyclical		20.28%
Diversified Financial Services - 0.14%			Energy		11.67%
National City Capital Trust IV	24,700	656	Industrial		10.88%
			Consumer, Cyclical		10.49%
REITS - 0.44%			Utilities		6.79%
Public Storage Inc 6.63%; Series M	66,200	1,680	Communications		6.68%
Public Storage Inc 7.25%; Series K	18,700	473	Technology		6.50%
		$ 2,153	Basic Materials		2.03%
TOTAL PREFERRED STOCKS		$ 4,607	Liabilities in Excess of Other Assets, Net		(0.16)%
	Principal		TOTAL NET ASSETS		100.00%
	Amount
BONDS - 0.17%	(000's)	Value (000's)
Healthcare - Services - 0.09%
Aetna Inc
7.88%, 3/1/2011	$ 450	$ 463

Telecommunications - 0.08%
Telus Corp
8.00%, 6/1/2011	356	373

TOTAL BONDS		$ 836
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.47%	(000's)	Value (000's)
Banks - 1.47%
Investment in Joint Trading Account; Bank of	$ 2,881	$ 2,881
America Repurchase Agreement; 0.23%
dated 09/30/10 maturing 10/01/10
(collateralized by Sovereign Agency Issues;
$2,938,755; 0.00% - 4.50%; dated 10/01/10 -
05/04/37)
Investment in Joint Trading Account; Credit Suisse	2,968	2,968
Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
US Treasury Notes; $3,026,917; 3.38% -
3.50%; dated 06/30/13 - 02/15/18)
Investment in Joint Trading Account; Deutsche	461	461
Bank Repurchase Agreement; 0.25% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issues; $470,201; 0.38% -
4.88%; dated 12/17/10 - 11/18/11)

See accompanying notes.			50

Schedule of Investments
Government & High Quality Bond Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 31.86%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Banks - 0.42%			Mortgage Backed Securities (continued)
Goldman Sachs Group Inc/The			Ginnie Mae
3.25%, 6/15/2012	$ 2,000	$ 2,091	3.89%, 7/16/2026	$ 996	$ 1,028
			4.26%, 2/16/2032	1,525	1,605
Finance - Mortgage Loan/Banker - 1.98%			4.50%, 12/16/2035	5,240	5,529
Fannie Mae			4.50%, 10/20/2036	5,840	6,161
6.63%, 11/15/2030	5,550	7,635	5.08%, 1/16/2030(a)	829	875
Freddie Mac			Jefferies & Co Inc
5.75%, 6/27/2016	1,900	2,228	5.00%, 10/26/2036(b),(c)	5,000	4,994
		$ 9,863	JP Morgan Chase Commercial Mortgage Securities
Home Equity Asset Backed Securities - 0.15%			Corp
Asset Backed Securities Corp Home Equity			5.79%, 9/12/2015	2,500	2,724
0.36%, 7/25/2036(a)	759	740	JP Morgan Reremic
			4.50%, 11/25/2035(b),(c)	5,000	5,021
Mortgage Backed Securities - 28.78%			MASTR Alternative Loans Trust
Banc of America Funding Corp			5.50%, 1/25/2020	2,086	2,147
0.34%, 7/20/2036(a)	290	289	RBSSP Resecuritization Trust
Banc of America Mortgage Securities Inc			6.00%, 7/26/2037(b),(c)	914	934
4.75%, 2/25/2035	1,197	1,203	Structured Asset Securities Corp
Chase Mortgage Finance Corp			5.00%, 5/25/2035	1,888	1,886
6.00%, 5/25/2035	1,876	1,758	6.00%, 4/25/2033	3,371	3,526
Citicorp Mortgage Securities Inc			Wachovia Bank Commercial Mortgage Trust
5.25%, 2/25/2035	1,935	2,016	4.70%, 5/15/2044	1,500	1,619
Citigroup Mortgage Loan Trust Inc			4.81%, 4/15/2042	3,991	4,210
4.25%, 1/25/2036(b),(c)	5,241	5,274	5.12%, 7/15/2042	2,000	2,196
4.34%, 11/25/2035(b),(c)	4,798	4,762	Wells Fargo Mortgage Backed Securities Trust
4.75%, 5/25/2035(b)	1,553	1,596	5.50%, 5/25/2035	2,497	2,582
5.25%, 8/25/2036(b),(c)	4,000	4,120	5.50%, 11/25/2035	1,650	1,736
Countrywide Home Loan Mortgage Pass Through			5.75%, 10/25/2036(a)	1,161	1,158
Trust			6.00%, 4/25/2037	2,457	2,142
5.25%, 5/25/2034	1,479	1,456	6.00%, 12/28/2037(a)	2,873	2,972
Credit Suisse First Boston Mortgage Securities					$ 143,328
Corp			Other Asset Backed Securities - 0.48%
5.75%, 4/25/2033	648	647	Chase Funding Mortgage Loan Asset-Backed
Credit Suisse Mortgage Capital Certificates			Certificates
6.00%, 8/26/2037(b),(c)	5,437	5,559	0.72%, 12/25/2033(a)	160	142
Fannie Mae			Saxon Asset Securities Trust
0.56%, 10/25/2018(a)	359	359	0.42%, 3/25/2036(a)	2,434	2,270
4.50%, 10/25/2031	2,500	2,663			$ 2,412
4.50%, 10/25/2036	4,700	5,065	Regional Authority - 0.03%
4.50%, 7/25/2040	5,000	5,391	US Department of Housing and Urban
5.00%, 8/25/2026	466	470	Development
5.00%, 2/25/2027	65	—	6.16%, 8/1/2011	145	145
5.00%, 4/25/2040	5,000	5,438
5.00%, 5/25/2040	3,000	3,271	Student Loan Asset Backed Securities - 0.02%
6.50%, 2/25/2047	1,678	1,863	SLM Student Loan Trust
7.00%, 4/25/2032	693	786	0.48%, 9/17/2018(a)	73	74
8.70%, 12/25/2019	10	12
Fannie Mae Grantor Trust			TOTAL BONDS		$ 158,653
0.61%, 5/25/2035(a)	831	788		Principal
Fannie Mae Whole Loan			U.S. GOVERNMENT & GOVERNMENT	Amount
0.41%, 5/25/2035(a),(d)	741	730	AGENCY OBLIGATIONS - 67.81%	(000's)	Value (000's)
Federal Home Loan Banks			Federal Home Loan Mortgage Corporation (FHLMC) - 21.11%
5.46%, 11/27/2015	1,477	1,595	2.66%, 9/1/2032(a),(e)	$ 50	$ 52
Freddie Mac			3.25%, 9/1/2033(a),(e)	5	5
0.56%, 6/15/2018(a)	1,449	1,448	4.00%, 6/1/2024(e)	1,745	1,824
0.66%, 7/15/2023(a)	1,770	1,770	4.00%, 3/1/2025(e)	2,354	2,465
4.00%, 9/15/2018	1,405	1,466	4.00%, 8/1/2039(e)	2,597	2,666
4.50%, 11/15/2017	512	528	4.50%, 4/1/2018(e)	376	399
4.50%, 3/15/2018	685	705	4.50%, 6/1/2024(e)	1,620	1,704
4.50%, 3/15/2038	4,260	4,523	4.50%, 8/1/2033(e)	472	497
4.50%, 3/15/2040	3,000	3,242	4.50%, 8/1/2033(e)	423	445
4.50%, 5/15/2040	3,500	3,737	4.50%, 6/1/2035(e)	2,116	2,217
5.00%, 3/15/2018	806	836	4.50%, 6/1/2035(e)	2,155	2,269
5.00%, 3/15/2040	5,000	5,467	4.50%, 5/1/2039(e)	1,903	1,980
5.50%, 9/15/2031(a)	1,075	1,125	4.50%, 6/1/2039(e)	2,860	2,978
5.50%, 1/15/2033	671	739	4.50%, 9/1/2039(e)	2,882	3,001
5.50%, 4/15/2033(a)	1,640	1,774	4.50%, 11/1/2039(e)	2,779	2,894
5.50%, 12/15/2033	3,500	3,812	4.50%, 12/1/2039(e)	3,320	3,456
			4.50%, 9/1/2040(e)	8,984	9,354
See accompanying notes.			51

Schedule of Investments
Government & High Quality Bond Account
September 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 10/1/2025(e)	$ 1,852	$ 1,952	6.50%, 4/1/2026(e)	$ 20	$ 22
5.00%, 2/1/2033(e)	1,994	2,113	6.50%, 5/1/2026(e)	23	25
5.00%, 6/1/2033(e)	776	824	6.50%, 5/1/2026(e)	18	20
5.00%, 6/1/2033(e)	1,048	1,110	6.50%, 12/1/2027(e)	25	28
5.00%, 8/1/2033(e)	1,315	1,395	6.50%, 1/1/2028(e)	31	34
5.00%, 8/1/2033(e)	1,380	1,462	6.50%, 3/1/2028(e)	18	20
5.00%, 5/1/2034(e)	1,466	1,551	6.50%, 9/1/2028(e)	28	32
5.00%, 12/1/2034(e)	265	280	6.50%, 9/1/2028(e)	14	16
5.00%, 5/1/2035(e)	772	815	6.50%, 10/1/2028(e)	105	116
5.00%, 5/1/2035(e)	530	560	6.50%, 11/1/2028(e)	26	29
5.00%, 7/1/2035(e)	230	243	6.50%, 12/1/2028(e)	56	62
5.00%, 7/1/2035(e)	301	319	6.50%, 3/1/2029(e)	24	27
5.00%, 7/1/2035(e)	3,860	4,079	6.50%, 4/1/2029(e)	271	298
5.00%, 10/1/2035(e)	515	545	6.50%, 7/1/2031(e)	100	111
5.00%, 10/1/2038(e)	2,752	2,881	6.50%, 8/1/2031(e)	19	21
5.00%, 6/1/2039(e)	851	901	6.50%, 10/1/2031(e)	56	62
5.00%, 6/1/2039(e)	3,173	3,335	6.50%, 10/1/2031(e)	30	34
5.00%, 9/1/2039(e)	3,004	3,182	6.50%, 12/1/2031(e)	109	121
5.00%, 1/1/2040(e)	3,278	3,445	6.50%, 1/1/2032(e)	239	267
5.50%, 4/1/2018(e)	336	362	6.50%, 2/1/2032(e)	112	124
5.50%, 11/1/2018(e)	555	599	6.50%, 5/1/2032(e)	240	267
5.50%, 2/1/2024(e)	26	28	6.50%, 8/1/2032(e)	214	237
5.50%, 3/1/2024(e)	45	48	6.50%, 4/1/2035(e)	49	54
5.50%, 11/1/2032(e)	486	522	6.50%, 12/1/2037(e)	295	324
5.50%, 3/1/2033(e)	1,435	1,540	7.00%, 11/1/2012(e)	3	3
5.50%, 4/1/2033(e)	941	1,008	7.00%, 1/1/2013(e)	6	6
5.50%, 8/1/2033(e)	895	960	7.00%, 9/1/2023(e)	20	23
5.50%, 12/1/2033(e)	1,184	1,270	7.00%, 12/1/2023(e)	17	19
5.50%, 1/1/2034(e)	833	892	7.00%, 1/1/2024(e)	19	21
5.50%, 9/1/2035(e)	1,440	1,537	7.00%, 9/1/2027(e)	22	25
5.50%, 1/1/2038(e)	1,808	1,919	7.00%, 1/1/2028(e)	174	198
5.50%, 2/1/2038(e)	2,392	2,531	7.00%, 2/1/2028(e)	10	11
5.50%, 4/1/2038(e)	339	363	7.00%, 4/1/2028(e)	101	115
5.50%, 5/1/2038(e)	751	797	7.00%, 5/1/2028(e)	15	17
6.00%, 1/1/2013(e)	25	26	7.00%, 8/1/2028(e)	33	37
6.00%, 4/1/2017(e)	175	190	7.00%, 6/1/2031(e)	14	16
6.00%, 4/1/2017(e)	152	164	7.00%, 10/1/2031(e)	32	36
6.00%, 5/1/2017(e)	175	189	7.00%, 10/1/2031(e)	44	50
6.00%, 7/1/2017(e)	120	130	7.00%, 4/1/2032(e)	290	327
6.00%, 12/1/2023(e)	35	37	7.00%, 7/1/2036(e)	988	1,100
6.00%, 1/1/2026(e)	21	22	7.50%, 10/1/2030(e)	48	55
6.00%, 5/1/2031(e)	89	98	7.50%, 2/1/2031(e)	28	32
6.00%, 12/1/2031(e)	131	144	7.50%, 2/1/2031(e)	18	21
6.00%, 9/1/2032(e)	125	137	7.50%, 2/1/2031(e)	49	56
6.00%, 11/1/2033(e)	463	510	8.00%, 10/1/2030(e)	67	77
6.00%, 11/1/2033(e)	495	544	8.00%, 12/1/2030(e)	9	10
6.00%, 12/1/2033(e)	446	490	8.50%, 7/1/2029(e)	48	56
6.00%, 5/1/2034(e)	1,528	1,640			$ 105,094
6.00%, 5/1/2034(e)	764	832	Federal National Mortgage Association (FNMA) - 25.32%
6.00%, 9/1/2034(e)	473	516	2.65%, 7/1/2034(a),(e)	160	167
6.00%, 2/1/2035(e)	343	374	2.85%, 12/1/2032(a),(e)	118	124
6.00%, 8/1/2036(e)	1,404	1,522	3.50%, 10/1/2025(e),(f)	1,800	1,857
6.00%, 10/1/2036(a),(e)	606	656	4.00%, 12/1/2024(e)	7,055	7,417
6.00%, 3/1/2037(e)	551	592	4.00%, 5/1/2025(e)	2,455	2,571
6.00%, 3/1/2037(e)	1,464	1,577	4.00%, 5/1/2039(e)	1,909	1,965
6.00%, 1/1/2038(e)	809	883	4.50%, 12/1/2019(e)	307	326
6.00%, 1/1/2038(a),(e)	230	248	4.50%, 1/1/2020(e)	1,048	1,113
6.00%, 1/1/2038(e)	2,066	2,255	4.50%, 5/1/2039(e)	2,161	2,253
6.00%, 4/1/2038(e)	596	644	4.50%, 3/1/2040(e)	2,330	2,410
6.00%, 6/1/2038(e)	1,414	1,541	4.50%, 8/1/2040(e)	4,963	5,174
6.50%, 11/1/2016(e)	58	63	5.00%, 1/1/2018(e)	997	1,064
6.50%, 6/1/2017(e)	225	244	5.00%, 6/1/2018(e)	897	960
6.50%, 6/1/2018(e)	20	21	5.00%, 10/1/2018(e)	792	847
6.50%, 8/1/2021(e)	20	22	5.00%, 11/1/2018(e)	556	594
6.50%, 12/1/2021(e)	143	157	5.00%, 6/1/2025(e)	4,588	4,868
6.50%, 4/1/2022(e)	188	207	5.00%, 5/1/2034(e)	1,853	1,964
6.50%, 5/1/2022(e)	111	122	5.00%, 6/1/2034(e)	1,352	1,432
6.50%, 5/1/2023(e)	27	30	5.00%, 4/1/2035(e)	1,126	1,203
6.50%, 4/1/2024(e)	28	31	5.00%, 4/1/2035(e)	529	565
See accompanying notes.			52

Schedule of Investments
Government & High Quality Bond Account
September 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 7/1/2035(e)	$ 73	$ 77	6.00%, 7/1/2038(e)	$ 1,490	$ 1,628
5.00%, 7/1/2035(e)	1,430	1,511	6.00%, 10/1/2038(e)	1,672	1,807
5.00%, 8/1/2035(e)	328	347	6.50%, 6/1/2016(e)	103	111
5.00%, 4/1/2039(e)	3,201	3,387	6.50%, 8/1/2017(e)	164	178
5.00%, 7/1/2039(e)	9,804	10,327	6.50%, 11/1/2023(e)	96	106
5.00%, 4/1/2040(e)	2,385	2,512	6.50%, 5/1/2024(e)	55	60
5.00%, 6/1/2040(e)	1,975	2,080	6.50%, 9/1/2024(e)	82	90
5.04%, 12/1/2033(a),(e)	627	667	6.50%, 7/1/2025(e)	18	19
5.50%, 1/1/2017(e)	254	276	6.50%, 8/1/2025(e)	57	63
5.50%, 8/1/2017(e)	265	288	6.50%, 2/1/2026(e)	22	25
5.50%, 12/1/2017(e)	249	270	6.50%, 3/1/2026(e)	7	7
5.50%, 1/1/2018(e)	496	538	6.50%, 5/1/2026(e)	23	26
5.50%, 5/1/2018(e)	642	696	6.50%, 6/1/2026(e)	10	11
5.50%, 7/1/2019(e)	194	209	6.50%, 7/1/2028(e)	21	24
5.50%, 8/1/2019(e)	48	52	6.50%, 9/1/2028(e)	24	27
5.50%, 8/1/2019(e)	51	55	6.50%, 2/1/2029(e)	10	11
5.50%, 8/1/2019(e)	96	104	6.50%, 3/1/2029(e)	34	38
5.50%, 8/1/2019(e)	111	120	6.50%, 4/1/2029(e)	73	82
5.50%, 8/1/2019(e)	59	64	6.50%, 7/1/2029(e)	345	386
5.50%, 8/1/2019(e)	233	252	6.50%, 6/1/2031(e)	26	29
5.50%, 9/1/2019(e)	255	276	6.50%, 6/1/2031(e)	14	15
5.50%, 10/1/2019(e)	90	97	6.50%, 9/1/2031(e)	83	92
5.50%, 5/1/2024(e)	142	152	6.50%, 1/1/2032(e)	35	39
5.50%, 2/1/2033(e)	634	682	6.50%, 3/1/2032(e)	50	56
5.50%, 3/1/2033(e)	2,750	2,957	6.50%, 3/1/2032(e)	157	176
5.50%, 5/1/2033(e)	79	85	6.50%, 4/1/2032(e)	201	224
5.50%, 5/1/2033(e)	472	507	6.50%, 8/1/2032(e)	74	83
5.50%, 6/1/2033(e)	932	1,001	6.50%, 11/1/2032(e)	69	77
5.50%, 6/1/2033(e)	387	416	6.50%, 11/1/2032(e)	77	86
5.50%, 9/1/2033(e)	5,956	6,399	6.50%, 12/1/2032(e)	160	179
5.50%, 2/1/2034(e)	1,995	2,124	6.50%, 2/1/2033(e)	109	122
5.50%, 4/1/2034(e)	226	242	6.50%, 7/1/2034(e)	416	462
5.50%, 8/1/2034(e)	405	431	6.50%, 7/1/2034(e)	200	222
5.50%, 9/1/2034(e)	2,320	2,489	6.50%, 2/1/2036(e)	878	957
5.50%, 9/1/2035(e)	2,327	2,505	6.50%, 5/1/2036(e)	1,080	1,196
5.50%, 11/1/2035(e)	1,662	1,786	6.50%, 12/1/2036(e)	617	676
5.50%, 8/1/2036(e)	659	705	6.50%, 7/1/2037(e)	158	176
5.50%, 2/1/2037(e)	80	86	6.50%, 7/1/2037(e)	225	250
5.50%, 3/1/2038(e)	848	917	6.50%, 2/1/2038(e)	148	162
5.50%, 3/1/2038(e)	2,463	2,621	6.50%, 3/1/2038(e)	122	133
5.50%, 3/1/2038(e)	2,466	2,623	7.00%, 1/1/2027(e)	10	11
5.50%, 3/1/2038(e)	1,808	1,939	7.00%, 11/1/2027(e)	14	15
5.50%, 5/1/2038(e)	1,510	1,622	7.00%, 8/1/2028(e)	68	77
5.50%, 6/1/2038(e)	679	724	7.00%, 12/1/2028(e)	45	51
5.50%, 8/1/2038(e)	841	903	7.00%, 4/1/2029(e)	27	31
5.50%, 9/1/2038(e)	1,763	1,884	7.00%, 10/1/2029(e)	95	107
5.97%, 10/1/2036(a),(e)	593	634	7.00%, 5/1/2031(e)	6	7
6.00%, 8/1/2016(e)	145	156	7.00%, 11/1/2031(e)	178	203
6.00%, 12/1/2016(e)	150	163	7.50%, 4/1/2022(e)	5	6
6.00%, 8/1/2017(e)	253	275	7.50%, 7/1/2027(e)	3	3
6.00%, 6/1/2022(e)	152	166	7.50%, 11/1/2029(e)	30	34
6.00%, 11/1/2023(e)	5	6	7.50%, 5/1/2031(e)	109	124
6.00%, 3/1/2026(e)	10	11	8.00%, 5/1/2022(e)	2	2
6.00%, 11/1/2028(e)	72	79	8.00%, 5/1/2027(e)	86	97
6.00%, 8/1/2031(e)	264	291	8.00%, 9/1/2027(e)	19	22
6.00%, 12/1/2031(e)	101	111	8.00%, 6/1/2030(e)	8	9
6.00%, 1/1/2033(e)	428	470	8.50%, 2/1/2023(e)	2	2
6.00%, 2/1/2034(e)	66	73	8.50%, 10/1/2027(e)	42	48
6.00%, 9/1/2036(e)	781	849	9.00%, 9/1/2030(e)	16	19
6.00%, 9/1/2036(e)	1,559	1,693			$ 126,088
6.00%, 4/1/2037(e)	1,344	1,466	Government National Mortgage Association (GNMA) - 15.54%
6.00%, 5/1/2037(e)	1,953	2,100	4.00%, 3/20/2040	4,294	4,445
6.00%, 7/1/2037(e)	2,380	2,575	4.00%, 10/1/2040(f)	10,000	10,337
6.00%, 9/1/2037(e)	1,701	1,831	4.50%, 9/20/2039	3,160	3,335
6.00%, 11/1/2037(e)	433	469	4.50%, 3/20/2040	3,900	4,116
6.00%, 12/1/2037(e)	177	191	4.50%, 7/15/2040	11,967	12,651
6.00%, 3/1/2038(e)	394	428	5.00%, 9/15/2033	39	42
6.00%, 4/1/2038(e)	607	652	5.00%, 2/15/2034	2,041	2,190
6.00%, 5/1/2038(e)	1,420	1,541	5.00%, 9/15/2039	21,739	23,183
See accompanying notes.			53

Schedule of Investments
Government & High Quality Bond Account
September 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
5.50%, 7/20/2033	$ 890	$ 962	7.50%, 10/15/2023	$ 12	$ 13
5.50%, 11/15/2033	211	228	7.50%, 10/15/2023	22	25
5.50%, 2/20/2034	756	816	7.50%, 11/15/2023	12	14
5.50%, 3/20/2034	942	1,017	8.00%, 7/15/2026	3	3
5.50%, 5/20/2035	1,008	1,087	8.00%, 8/15/2026	6	7
5.50%, 11/15/2038	952	1,030	8.00%, 1/15/2027	3	3
5.50%, 1/15/2039	431	466	8.00%, 2/15/2027	1	1
5.50%, 1/15/2039	1,214	1,315	8.00%, 6/15/2027	1	1
5.50%, 3/15/2039	968	1,047			$ 77,400
6.00%, 5/20/2024	61	66	U.S. Treasury - 5.84%
6.00%, 6/20/2024	174	190	2.13%, 11/30/2014	3,000	3,135
6.00%, 6/20/2024	34	37	3.13%, 5/15/2019	3,500	3,719
6.00%, 11/20/2025	15	16	4.00%, 2/15/2014	1,640	1,818
6.00%, 2/20/2026	13	15	4.50%, 2/28/2011	1,640	1,669
6.00%, 4/20/2026	29	32	4.50%, 2/15/2036	2,620	3,013
6.00%, 5/20/2026	16	18	4.50%, 8/15/2039	5,000	5,725
6.00%, 6/20/2026	18	19	4.88%, 8/15/2016	820	973
6.00%, 6/20/2026	17	18	5.25%, 11/15/2028	5,000	6,317
6.00%, 7/20/2026	14	15	6.00%, 2/15/2026	2,000	2,701
6.00%, 9/20/2026	18	20			$ 29,070
6.00%, 3/20/2027	64	70	TOTAL U.S. GOVERNMENT &
6.00%, 1/20/2028	16	18	GOVERNMENT AGENCY OBLIGATIONS		$ 337,652
6.00%, 3/20/2028	15	16		Maturity
6.00%, 6/20/2028	75	82		Amount
6.00%, 7/20/2028	49	54	REPURCHASE AGREEMENTS - 2.99%	(000's)	Value (000's)
6.00%, 2/20/2029	44	48	Banks - 2.99%
6.00%, 3/20/2029	88	97	Investment in Joint Trading Account; Bank of	$ 5,976	$ 5,976
6.00%, 7/20/2029	95	104	America Repurchase Agreement; 0.23%
6.00%, 5/20/2032(a)	188	206	dated 09/30/10 maturing 10/01/10
6.00%, 7/20/2033	585	643	(collateralized by Sovereign Agency Issues;
6.00%, 8/15/2034	794	869	$6,095,384; 0.00% - 4.50%; dated 10/01/10 -
6.00%, 6/20/2038	1,501	1,631	05/04/37)
6.50%, 12/20/2025	27	30	Investment in Joint Trading Account; Credit Suisse	6,155	6,155
6.50%, 1/20/2026	47	52	Repurchase Agreement; 0.20% dated
6.50%, 2/20/2026	41	46	09/30/10 maturing 10/01/10 (collateralized by
6.50%, 3/20/2031	51	57	US Treasury Notes; $6,278,247; 3.38% -
6.50%, 4/20/2031	54	61	3.50%; dated 06/30/13 - 02/15/18)
6.50%, 7/15/2032	150	167	Investment in Joint Trading Account; Deutsche	956	956
6.50%, 4/20/2034	116	129	Bank Repurchase Agreement; 0.25% dated
6.50%, 11/15/2038	2,790	3,072	09/30/10 maturing 10/01/10 (collateralized by
7.00%, 1/15/2024	16	18	Sovereign Agency Issues; $975,262; 0.38% -
7.00%, 12/15/2027	22	25	4.88%; dated 12/17/10 - 11/18/11)
7.00%, 1/15/2028	4	5	Investment in Joint Trading Account; Morgan	1,793	1,793
7.00%, 1/15/2028	4	5	Stanley Repurchase Agreement; 0.20% dated
7.00%, 1/15/2028	8	9	09/30/10 maturing 10/01/10 (collateralized by
7.00%, 1/15/2028	26	29	Sovereign Agency Issue; $1,828,615; 2.30%;
7.00%, 1/15/2028	5	5	dated 08/10/15)
7.00%, 3/15/2028	181	207			$ 14,880
7.00%, 5/15/2028	69	79	TOTAL REPURCHASE AGREEMENTS		$ 14,880
7.00%, 1/15/2029	38	43
7.00%, 3/15/2029	22	25	Total Investments		$ 511,185
7.00%, 5/15/2031	35	40	Liabilities in Excess of Other Assets, Net - (2.66)%		$ (13,229)
7.00%, 6/20/2031	30	34	TOTAL NET ASSETS - 100.00%		$ 497,956
7.00%, 9/15/2031	129	148
7.00%, 6/15/2032	329	377	(a)	Variable Rate. Rate shown is in effect at September 30, 2010.
7.50%, 1/15/2023	1	1	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 1/15/2023	2	2	1933. These securities may be resold in transactions exempt from
7.50%, 1/15/2023	2	3	registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 2/15/2023	2	2	indicated, these securities are not considered illiquid. At the end of the
7.50%, 2/15/2023	9	10	period, the value of these securities totaled $32,260 or 6.48% of net
7.50%, 2/15/2023	4	5	assets.
7.50%, 3/15/2023	11	13	(c)	Market value is determined in accordance with procedures established in
7.50%, 3/15/2023	5	5	good faith by the Board of Directors. At the end of the period, the value of
7.50%, 4/15/2023	32	36	these securities totaled $30,664 or 6.16% of net assets.
7.50%, 6/15/2023	17	19	(d) Security is Illiquid
7.50%, 6/15/2023	5	6	(e)	This entity was put into conservatorship by the US Government in 2008.
7.50%, 7/15/2023	1	1	See Notes to Financial Statements for additional information.
7.50%, 9/15/2023	5	6	(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
7.50%, 9/15/2023	9	10	Notes to Financial Statements.
See accompanying notes.			54

Schedule of Investments
Government & High Quality Bond Account
September 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 19,019
Unrealized Depreciation	(564)
Net Unrealized Appreciation (Depreciation)	$ 18,455
Cost for federal income tax purposes	$ 492,730
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	90.75%
Government	7.85%
Financial	3.41%
Asset Backed Securities	0.65%
Liabilities in Excess of Other Assets, Net	(2.66)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	55

Schedule of Investments
Income Account
September 30, 2010 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Pipelines - 0.00%				Amount
Energy Maintenance Services Group LLC -	58 $	—	BONDS (continued)	(000's)	Value (000's)
Warrants (a),(b),(c)			Electric - 8.55%
			Exelon Generation Co LLC
TOTAL COMMON STOCKS		$ —	6.20%, 10/1/2017	$ 2,000	$ 2,345
	Principal		Metropolitan Edison Co
	Amount		4.95%, 3/15/2013	1,000	1,058
BONDS - 70.30%	(000's)	Value (000's)	Mirant Americas Generation LLC
Aerospace & Defense - 1.58%			8.50%, 10/1/2021	2,000	1,925
Boeing Co/The			Nisource Finance Corp
8.75%, 8/15/2021	$ 850	$ 1,229	5.25%, 9/15/2017	2,000	2,187
Lockheed Martin Corp			Ohio Edison Co
5.50%, 11/15/2039	2,000	2,205	5.45%, 5/1/2015	850	952
		$ 3,434	Oncor Electric Delivery Co LLC
Airlines - 0.88%			7.00%, 9/1/2022	1,750	2,198
Southwest Airlines Co 1994-A Pass Through Trust			Pacific Gas & Electric Co
9.15%, 7/1/2016	1,675	1,927	4.20%, 3/1/2011	1,900	1,928
			PacifiCorp
Automobile Manufacturers - 0.40%			4.95%, 8/15/2014	775	872
New Flyer Industries Canada ULC			5.25%, 6/15/2035	850	900
14.00%, 8/19/2020(a),(c),(d)	908	874	6.25%, 10/15/2037	500	606
			PPL Energy Supply LLC
Automobile Parts & Equipment - 0.60%			5.70%, 10/15/2035	2,000	2,264
Accuride Corp			Southwestern Electric Power Co
9.50%, 8/1/2018(d)	1,250	1,313	5.38%, 4/15/2015	1,275	1,402
					$ 18,637
Banks - 8.09%			Entertainment - 1.67%
Bank of America Corp			CCM Merger Inc
5.42%, 3/15/2017	800	819	8.00%, 8/1/2013(d)	1,675	1,533
8.00%, 12/29/2049(e)	1,000	1,032	Peninsula Gaming LLC
8.13%, 12/29/2049(e)	1,000	1,032	10.75%, 8/15/2017	2,000	2,112
Citigroup Inc					$ 3,645
6.50%, 1/18/2011	2,525	2,567	Environmental Control - 1.00%
Goldman Sachs Group Inc/The			Republic Services Inc
6.88%, 1/15/2011	2,100	2,137	5.00%, 3/1/2020	2,000	2,177
JP Morgan Chase & Co
5.13%, 9/15/2014	850	932	Gas - 1.07%
7.90%, 4/29/2049(e)	2,000	2,143	Sempra Energy
Morgan Stanley			6.00%, 10/15/2039	500	565
4.75%, 4/1/2014	850	888	6.15%, 6/15/2018	1,500	1,775
6.25%, 8/9/2026	850	896			$ 2,340
Wells Fargo & Co			Healthcare - Services - 3.54%
4.63%, 4/15/2014	1,900	2,030	Alliance HealthCare Services Inc
7.98%, 3/29/2049(e)	3,000	3,158	8.00%, 12/1/2016	1,000	928
		$ 17,634	HCA Inc
Beverages - 1.19%			7.50%, 11/6/2033	250	229
Anheuser-Busch InBev Worldwide Inc			9.25%, 11/15/2016	1,000	1,083
7.75%, 1/15/2019(d)	2,000	2,594	Healthsouth Corp
			7.75%, 9/15/2022(f)	1,000	1,008
Chemicals - 0.98%			10.75%, 6/15/2016	1,500	1,644
Airgas Inc			Tenet Healthcare Corp
4.50%, 9/15/2014	2,000	2,136	9.00%, 5/1/2015	1,262	1,372
			10.00%, 5/1/2018	1,262	1,442
Commercial Services - 0.85%					$ 7,706
Ceridian Corp			Insurance - 3.38%
11.25%, 11/15/2015(e)	2,000	1,845	Aspen Insurance Holdings Ltd
			6.00%, 8/15/2014	1,425	1,545
Diversified Financial Services - 3.47%			Farmers Insurance Exchange
DVI Inc			6.00%, 8/1/2014(d)	850	899
0.00%, 2/1/2004(a),(b),(c)	900	91	Fidelity National Financial Inc
0.00%, 2/1/2004(a),(b),(c)	400	37	6.60%, 5/15/2017	2,500	2,580
ERAC USA Finance LLC			Prudential Financial Inc
6.38%, 10/15/2017(d)	1,000	1,163	7.38%, 6/15/2019	1,000	1,218
7.00%, 10/15/2037(d)	1,000	1,152	8.88%, 6/15/2038(e)	1,000	1,115
International Lease Finance Corp					$ 7,357
8.75%, 3/15/2017(d)	1,500	1,609	Leisure Products & Services - 1.66%
Jefferies Group Inc			Carnival Corp
6.25%, 1/15/2036	1,425	1,308	7.20%, 10/1/2023	1,475	1,702
7.75%, 3/15/2012	1,500	1,617	Royal Caribbean Cruises Ltd
QHP Royalty Sub LLC			6.88%, 12/1/2013	850	895
10.25%, 3/15/2015(a),(d)	563	575
		$ 7,552
See accompanying notes.			56

Schedule of Investments
Income Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Leisure Products & Services (continued)			Real Estate - 1.09%
Royal Caribbean Cruises Ltd (continued)			WEA Finance LLC / WT Finance Aust Pty Ltd
8.75%, 2/2/2011	$ 1,000 $	1,021	6.75%, 9/2/2019(d)	$ 2,000	$ 2,370
	$ 3,618
Lodging - 0.80%			REITS - 9.09%
MGM Resorts International			Arden Realty LP
11.13%, 11/15/2017	500	569	5.20%, 9/1/2011	1,000	1,037
13.00%, 11/15/2013	1,000	1,175	5.25%, 3/1/2015	1,000	1,088
	$ 1,744		BioMed Realty LP
Media - 4.66%			6.13%, 4/15/2020(d)	1,000	1,088
Comcast Corp			Duke Realty LP
6.45%, 3/15/2037	2,000	2,222	8.25%, 8/15/2019	2,000	2,369
COX Communications Inc			HCP Inc
6.45%, 12/1/2036(d)	2,000	2,194	6.00%, 3/1/2015	1,675	1,812
Historic TW Inc			Health Care REIT Inc
9.15%, 2/1/2023	250	341	6.13%, 4/15/2020	1,000	1,071
News America Holdings Inc			6.20%, 6/1/2016	1,675	1,872
8.00%, 10/17/2016	1,000	1,266	Healthcare Realty Trust Inc
News America Inc			6.50%, 1/17/2017	2,000	2,166
6.40%, 12/15/2035	1,000	1,109	8.13%, 5/1/2011	2,100	2,180
Reed Elsevier Capital Inc			Kimco Realty Corp
6.75%, 8/1/2011	1,275	1,337	6.88%, 10/1/2019	2,000	2,329
Time Warner Cable Inc			Simon Property Group LP
6.55%, 5/1/2037	1,500	1,692	10.35%, 4/1/2019	2,000	2,795
	$ 10,161				$ 19,807
Mining - 0.86%			Retail - 1.90%
Xstrata Canada Corp			Asbury Automotive Group Inc
6.00%, 10/15/2015	1,675	1,865	8.00%, 3/15/2014	1,000	1,010
			Neiman Marcus Group Inc/The
Oil & Gas - 4.65%			10.38%, 10/15/2015	2,000	2,100
BP Capital Markets PLC			Sonic Automotive Inc
4.75%, 3/10/2019	2,000	2,091	9.00%, 3/15/2018	1,000	1,038
Nabors Industries Inc					$ 4,148
5.00%, 9/15/2020(d)	1,000	1,010	Telecommunications - 1.27%
OPTI Canada Inc			Corning Inc
7.88%, 12/15/2014	2,425	1,825	6.63%, 5/15/2019	500	606
Petro-Canada			Qwest Corp
4.00%, 7/15/2013	850	901	8.88%, 3/15/2012(e)	1,675	1,838
9.25%, 10/15/2021	1,075	1,513	Telus Corp
XTO Energy Inc			8.00%, 6/1/2011	318	333
6.25%, 4/15/2013	1,275	1,442			$ 2,777
6.75%, 8/1/2037	1,000	1,360	Toys, Games & Hobbies - 0.40%
	$ 10,142		Mattel Inc
Oil & Gas Services - 0.47%			7.30%, 6/13/2011	850	881
Weatherford International Ltd Bermuda
5.13%, 9/15/2020	1,000	1,022	Transportation - 0.92%
			Trailer Bridge Inc
Packaging & Containers - 0.99%			9.25%, 11/15/2011	2,000	2,000
Sealed Air Corp
7.88%, 6/15/2017	2,000	2,167	TOTAL BONDS		$ 153,219
				Principal
Pharmaceuticals - 0.93%				Amount
Elan Finance PLC/Elan Finance Corp			CONVERTIBLE BONDS - 1.95%	(000's)	Value (000's)
8.75%, 10/15/2016(d)	2,000	2,020	Healthcare - Products - 0.77%
			China Medical Technologies Inc
Pipelines - 3.36%			4.00%, 8/15/2013	2,000	1,665
ANR Pipeline Co
9.63%, 11/1/2021	1,000	1,473	Pharmaceuticals - 1.18%
El Paso Natural Gas Co			Omnicare Inc
7.50%, 11/15/2026	2,100	2,355	3.25%, 12/15/2035	3,000	2,580
Energy Maintenance Services Group LLC
0.00%, 3/1/2014(a),(b),(c)	2,000	300	TOTAL CONVERTIBLE BONDS		$ 4,245
Enterprise Products Operating LLC
6.38%, 2/1/2013	350	382
Express Pipeline LP
7.39%, 12/31/2017(d)	1,637	1,818
Southern Natural Gas Co
8.00%, 3/1/2032	850	998
	$ 7,326

See accompanying notes.			57

Schedule of Investments
Income Account
September 30, 2010 (unaudited)

	Principal			Maturity
SENIOR FLOATING RATE INTERESTS -	Amount			Amount
0.91%	(000's)	Value (000's)	REPURCHASE AGREEMENTS - 3.17%	(000's)	Value (000's)
Entertainment - 0.91%			Banks - 3.17%
CCM Merger Inc, Term Loan B			Investment in Joint Trading Account; Bank of	$ 2,773	$ 2,773
8.50%, 7/21/2012(e)	$ 2,018	$ 1,996	America Repurchase Agreement; 0.23%
			dated 09/30/10 maturing 10/01/10
TOTAL SENIOR FLOATING RATE INTERESTS		$ 1,996	(collateralized by Sovereign Agency Issues;
	Principal		$2,828,380; 0.00% - 4.50%; dated 10/01/10 -
U.S. GOVERNMENT & GOVERNMENT	Amount		05/04/37)
AGENCY OBLIGATIONS - 23.63%	(000's)	Value (000's)	Investment in Joint Trading Account; Credit Suisse	2,856	2,856
Federal Home Loan Mortgage Corporation (FHLMC) - 14.02%			Repurchase Agreement; 0.20% dated
4.00%, 4/1/2039(g)	$ 2,781	$ 2,855	09/30/10 maturing 10/01/10 (collateralized by
4.00%, 9/1/2040(g)	1,632	1,675	US Treasury Notes; $2,913,232; 3.38% -
4.50%, 8/1/2033(g)	1,567	1,648	3.50%; dated 06/30/13 - 02/15/18)
4.50%, 5/1/2039(g)	2,731	2,843	Investment in Joint Trading Account; Deutsche	444	444
4.50%, 6/1/2039(g)	925	963	Bank Repurchase Agreement; 0.25% dated
4.50%, 7/1/2039(g)	2,867	2,993	09/30/10 maturing 10/01/10 (collateralized by
5.00%, 8/1/2019(g)	1,283	1,370	Sovereign Agency Issues; $452,540; 0.38% -
5.00%, 8/1/2035(g)	3,446	3,652	4.88%; dated 12/17/10 - 11/18/11)
5.00%, 11/1/2035(g)	1,809	1,912	Investment in Joint Trading Account; Morgan	832	832
5.00%, 10/1/2038(g)	4,246	4,444	Stanley Repurchase Agreement; 0.20% dated
5.50%, 11/1/2017(g)	228	246	09/30/10 maturing 10/01/10 (collateralized by
5.50%, 1/1/2018(g)	143	155	Sovereign Agency Issue; $848,515; 2.30%;
5.50%, 5/1/2031(g)	151	162	dated 08/10/15)
5.50%, 6/1/2035(g)	1,067	1,139			$ 6,905
5.50%, 1/1/2036(g)	1,580	1,687	TOTAL REPURCHASE AGREEMENTS		$ 6,905
5.50%, 4/1/2036(g)	866	931	Total Investments		$ 217,879
6.00%, 3/1/2031(g)	100	110	Other Assets in Excess of Liabilities, Net - 0.04%		$ 81
6.00%, 5/1/2032(g)	196	216	TOTAL NET ASSETS - 100.00%		$ 217,960
6.00%, 6/1/2038(g)	1,240	1,340
6.50%, 6/1/2029(g)	58	65
6.50%, 8/1/2029(g)	66	73	(a) Security is Illiquid
7.00%, 1/1/2032(g)	65	74	(b) Non-Income Producing Security
9.00%, 1/1/2025(g)	8	9	(c)		Market value is determined in accordance with procedures established in
		$ 30,562	good faith by the Board of Directors. At the end of the period, the value of
Federal National Mortgage Association (FNMA) - 5.48%			these securities totaled $1,302 or 0.60% of net assets.
4.00%, 3/1/2039(g)	3,292	3,388	(d)		Security exempt from registration under Rule 144A of the Securities Act of
4.50%, 8/1/2039(g)	931	977	1933. These securities may be resold in transactions exempt from
5.00%, 1/1/2018(g)	378	403	registration, normally to qualified institutional buyers. Unless otherwise
5.00%, 8/1/2035(g)	2,576	2,723	indicated, these securities are not considered illiquid. At the end of the
5.50%, 3/1/2033(g)	472	507	period, the value of these securities totaled $22,212 or 10.19% of net
5.50%, 6/1/2033(g)	1,369	1,470	assets.
5.50%, 2/1/2035(g)	1,632	1,756	(e)	Variable Rate. Rate shown is in effect at September 30, 2010.
6.00%, 4/1/2032(g)	273	300	(f) Security purchased on a when-issued basis.
6.50%, 5/1/2031(g)	36	40	(g)		This entity was put into conservatorship by the US Government in 2008.
6.50%, 4/1/2032(g)	229	256	See Notes to Financial Statements for additional information.
6.50%, 5/1/2032(g)	112	125
7.00%, 1/1/2030(g)	7	8
		$ 11,953	Unrealized Appreciation (Depreciation)
Government National Mortgage Association (GNMA) - 0.15%			The net federal income tax unrealized appreciation (depreciation) and federal tax
6.00%, 5/20/2032(e)	161	177	cost of investments held as of the period end were as follows:
7.00%, 6/20/2031	110	126
9.00%, 2/15/2025	11	13	Unrealized Appreciation		$ 19,121
		$ 316	Unrealized Depreciation		(3,111)
U.S. Treasury - 3.98%			Net Unrealized Appreciation (Depreciation)		$ 16,010
2.75%, 2/15/2019	2,000	2,075	Cost for federal income tax purposes		$ 201,869
3.13%, 5/15/2019	2,000	2,125	All dollar amounts are shown in thousands (000's)
3.63%, 2/15/2020	2,000	2,193
4.50%, 8/15/2039	2,000	2,290
		$ 8,683
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 51,514

See accompanying notes.			58

Schedule of Investments
Income Account
September 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	29.20%
Mortgage Securities	19.65%
Utilities	9.62%
Energy	8.48%
Consumer, Non-cyclical	8.46%
Consumer, Cyclical	8.31%
Communications	5.93%
Industrial	4.49%
Government	3.98%
Basic Materials	1.84%
Other Assets in Excess of Liabilities, Net	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.	59

Schedule of Investments
International Emerging Markets Account
September 30, 2010 (unaudited)

COMMON STOCKS - 91.72%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.21%			Coal (continued)
Focus Media Holding Ltd ADR(a)	15,207 $	370	Exxaro Resources Ltd	50,499 $	872
			Yanzhou Coal Mining Co Ltd	286,000	702
Agriculture - 0.51%				$ 2,535
KT&G Corp	4,444	265	Computers - 2.88%
Souza Cruz SA	12,200	616	Chicony Electronics Co Ltd	8,650	18
	$ 881		HTC Corp	29,050	659
Airlines - 1.16%			Infosys Technologies Ltd ADR	26,021	1,751
Air China Ltd (a)	864,000	1,194	Lenovo Group Ltd	1,038,000	641
Turk Hava Yollari Anonium Ortakligi (a)	202,199	824	Lite-On Technology Corp	419,160	529
	$ 2,018		Tata Consultancy Services Ltd	67,474	1,392
Apparel - 0.38%				$ 4,990
Far Eastern New Century Corp	473,740	652	Distribution & Wholesale - 0.93%
			Hyosung Corp	9,134	985
Automobile Manufacturers - 3.52%			LG International Corp	18,360	619
Dongfeng Motor Group Co Ltd	582,000	1,191		$ 1,604
Ford Otomotiv Sanayi AS	55,725	478	Diversified Financial Services - 2.83%
Hyundai Motor Co	6,348	852	Chinatrust Financial Holding Co Ltd	526,680	332
Kia Motors Corp	34,790	1,123	E.Sun Financial Holding Co Ltd	696,645	361
Mahindra & Mahindra Ltd	71,832	1,105	Fubon Financial Holding Co Ltd	706,614	870
Tata Motors Ltd	55,272	1,351	KGI Securities Co Ltd (b)	38,782	349
	$ 6,100		Mega Financial Holding Co Ltd	983,000	661
Automobile Parts & Equipment - 0.57%			RMB Holdings Ltd	71,440	389
Hyundai Mobis	2,703	610	Shinhan Financial Group Co Ltd	33,202	1,271
Iochpe-Maxion SA	19,487	244	Woori Finance Holdings Co Ltd	53,220	663
Marcopolo SA	40,500	132		$ 4,896
	$ 986		Electric - 1.66%
Banks - 14.01%			CEZ AS	18,236	817
AMMB Holdings Bhd	269,900	519	Cia Paranaense de Energia	26,900	589
Axis Bank Ltd	19,687	682	Federal Hydrogenerating Co ADR(a)	83,912	432
Banco de Chile	3,556,407	526	Tenaga Nasional BHD	362,400	1,036
Banco do Brasil SA	106,327	2,004		$ 2,874
Banco do Estado do Rio Grande do Sul	21,976	219	Electrical Components & Equipment - 0.52%
Banco Santander Chile SA ADR	5,606	541	Delta Electronics Inc	217,000	906
Bangkok Bank Public Co	242,100	1,288
Bank Mandiri Tbk PT	932,000	752	Electronics - 3.81%
Bank of China Ltd	4,158,000	2,181	AU Optronics Corp (a)	866,000	898
Busan Bank	46,650	575	Coretronic Corp	455,000	699
China Construction Bank Corp	3,516,217	3,082	Hon Hai Precision Industry Co Ltd	440,439	1,657
Commercial International Bank Egypt SAE	81,984	618	Kingboard Laminates Holdings Ltd	878,000	892
Credicorp Ltd	3,603	410	Tripod Technology Corp	269,000	1,029
FirstRand Ltd	495,774	1,526	Unimicron Technology Corp	342,000	600
HDFC Bank Ltd ADR	3,609	665	WPG Holdings Co Ltd	415,332	824
ICICI Bank Ltd ADR	23,120	1,153		$ 6,599
Industrial and Commercial Bank of China Ltd	2,644,000	1,970	Engineering & Contruction - 1.57%
Industrial Bank of Korea	67,040	917	China Railway Construction Corp Ltd	591,500	796
Krung Thai Bank Public Company Ltd	1,611,582	897	China Railway Group Ltd	880,000	690
Malayan Banking Bhd	565,700	1,613	Daelim Industrial Co Ltd	16,732	1,238
Metropolitan Bank & Trust	250,100	399		$ 2,724
Standard Bank Group Ltd/South Africa	17,160	273	Food - 2.73%
State Bank of India Ltd	5,199	745	Centros Comerciales Sudamericanos SA	131,895	893
Turkiye Vakiflar Bankasi Tao	241,445	734	Cia Brasileira de Distribuicao Grupo Pao de Acucar	13,372	923
	$ 24,289		ADR
Beverages - 2.37%			CJ CheilJedang Corp	2,088	441
Cia Cervecerias Unidas SA	51,495	580	Cosan SA Industria e Comercio	42,700	630
Cia de Bebidas das Americas ADR	18,622	2,305	Indofood Sukses Makmur Tbk PT	1,080,000	659
Fomento Economico Mexicano SAB de CV ADR	24,003	1,218	Uni-President Enterprises Corp	536,677	697
	$ 4,103		X5 Retail Group NV (a)	12,352	494
Building Materials - 0.77%				$ 4,737
China National Building Material Co Ltd	303,998	712	Forest Products & Paper - 0.29%
Semen Gresik Persero Tbk PT	67,000	75	Suzano Papel e Celulose SA	54,000	510
Taiwan Cement Corp	510,000	545
	$ 1,332		Gas - 0.58%
Chemicals - 1.91%			ENN Energy Holdings Ltd	200,000	575
Formosa Chemicals & Fibre Corp	280,000	677	GAIL India Ltd	40,934	435
Hanwha Chem Corp	39,770	954		$ 1,010
Kolon Industries Inc (a)	5,097	341	Holding Companies - Diversified - 2.59%
LG Chem Ltd	4,586	1,341	Alfa SAB de CV	54,700	423
	$ 3,313		GS Holdings	18,309	887
Coal - 1.46%			Imperial Holdings Ltd	51,937	845
Banpu Public Co Ltd	40,500	961	KOC Holding AS	201,903	963
See accompanying notes.			60

Schedule of Investments
International Emerging Markets Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Pharmaceuticals (continued)
LG Corp	18,823 $	1,362	Richter Gedeon Nyrt	2,389 $	554
	$ 4,480			$ 1,323
Home Builders - 0.26%			Real Estate - 0.73%
MRV Engenharia e Participacoes SA	47,300	454	Huaku Development Co Ltd	167,419	463
			Shimao Property Holdings Ltd	484,000	805
Home Furnishings - 0.48%				$ 1,268
Arcelik AS	150,669	828	Retail - 3.78%
			Clicks Group Ltd	98,319	623
Insurance - 2.65%			Grupo Comercial Chedraui SA de CV (a)	140,291	404
Hyundai Marine & Fire Insurance Co Ltd	43,130	840	Intime Department Store Group Co Ltd	314,000	433
Odontoprev SA (a)	6,515	75	Lojas Renner SA	43,500	1,478
Ping An Insurance Group Co of China Ltd	185,500	1,894	Lotte Shopping Co Ltd	2,907	1,211
Sanlam Ltd	437,110	1,649	Massmart Holdings Ltd	18,032	382
Sul America SA	12,829	143	President Chain Store Corp	134,920	581
	$ 4,601		Wal-Mart de Mexico SAB de CV	104,900	264
Internet - 0.64%			Woolworths Holdings Ltd/South Africa	304,653	1,182
Tencent Holdings Ltd	50,800	1,110		$ 6,558
			Semiconductors - 4.74%
Investment Companies - 0.21%			ASM Pacific Technology Ltd	68,000	606
Infrastructure Development Finance Co Ltd	80,709	364	Chipbond Technology Corp (a)	434,000	667
			Powertech Technology Inc	309,000	994
Iron & Steel - 3.29%			Samsung Electronics Co Ltd	6,516	4,440
Cia Siderurgica Nacional SA ADR	86,659	1,531	Taiwan Semiconductor Manufacturing Co Ltd	763,164	1,515
Maanshan Iron & Steel	836,000	523		$ 8,222
Mechel ADR	21,057	524	Shipbuilding - 0.55%
POSCO ADR	18,223	2,077	Hyundai Heavy Industries Co Ltd	3,302	948
Shougang Concord International Enterprises Co	5,140,000	941
Ltd (a)			Telecommunications - 8.11%
Ternium SA ADR	3,485	114	America Movil SAB de CV ADR	31,997	1,706
	$ 5,710		Axiata Group Bhd (a)	446,500	634
Lodging - 0.47%			China Mobile Ltd	326,959	3,348
Genting Bhd	255,798	822	China Telecom Corp Ltd	1,614,000	886
			Chunghwa Telecom Co Ltd (a)	530,000	1,188
Mining - 4.25%			Comba Telecom Systems Holdings Ltd	418,000	468
Anglo American PLC	16,633	660	D-Link Corp	134,000	146
Cia de Minas Buenaventura SA ADR	13,212	597	Mobile Telesystems OJSC ADR	63,648	1,351
Grupo Mexico SAB de CV	450,200	1,298	Philippine Long Distance Telephone Co	5,770	344
Hindalco Industries Ltd	135,988	596	Taiwan Mobile Co Ltd	483,000	997
Impala Platinum Holdings Ltd	23,598	609	Telekom Malaysia Bhd	388,600	431
Industrias Penoles SAB de CV	30,410	736	Turk Telekomunikasyon AS	201,451	905
KGHM Polska Miedz SA	38,437	1,551	Vivo Participacoes SA ADR	19,411	527
MMC Norilsk Nickel ADR	18,741	318	Vodacom Group Ltd	112,514	1,118
Southern Copper Corp	28,450	999		$ 14,049
	$ 7,364		Textiles - 0.27%
Miscellaneous Manufacturing - 0.45%			Cia Hering	10,900	474
Largan Precision Co Ltd	41,000	781
			Transportation - 0.63%
Oil & Gas - 11.79%			Pacific Basin Shipping Ltd	779,000	563
China Petroleum & Chemical Corp	1,804,000	1,600	Sincere Navigation	439,265	520
CNOOC Ltd	1,298,000	2,516		$ 1,083
Gazprom OAO ADR	85,312	1,787	TOTAL COMMON STOCKS	$ 158,993
Hindustan Petroleum Corp Ltd	67,157	758	PREFERRED STOCKS - 6.38%	Shares Held Value (000's)
Lukoil OAO ADR	36,771	2,085	Banks - 2.36%
OGX Petroleo e Gas Participacoes SA (a)	34,900	454
			Banco Bradesco SA	45,094	902
Oil & Natural Gas Corp Ltd	17,495	547	Itau Unibanco Holding SA	134,491	3,198
PetroChina Co Ltd	971,017	1,130		$ 4,100
Petroleo Brasileiro SA ADR	162,438	5,892	Holding Companies - Diversified - 0.83%
PTT Public Company Limited	102,100	996	Investimentos Itau SA	188,900	1,432
Reliance Industries Ltd	27,831	611
Rosneft Oil Co	37,394	249	Mining - 3.19%
Surgutneftegas OJSC ADR	38,491	365	Vale SA	201,627	5,524
Tatneft ADR	21,974	688
Tupras-Turkiye Petrol Rafinerileri AS	28,274	762	TOTAL PREFERRED STOCKS	$ 11,056
	$ 20,440
Oil & Gas Services - 0.40%
China Oilfield Services Ltd	438,000	685

Pharmaceuticals - 0.76%
Dr Reddy's Laboratories Ltd	11,012	354
Pharmstandard (a)	18,573	415

See accompanying notes.			61

Schedule of Investments
International Emerging Markets Account
September 30, 2010 (unaudited)

			Portfolio Summary (unaudited)

	Maturity		Country	Percent
	Amount		Brazil	17.44%
REPURCHASE AGREEMENTS - 0.63%	(000's)	Value (000's)	Korea, Republic Of	13.82%
			China	13.37%
Banks - 0.63%			Taiwan, Province Of China	12.03%
Investment in Joint Trading Account; Bank of	$ 442	$ 442	India	7.20%
America Repurchase Agreement; 0.23%			South Africa	5.47%
dated 09/30/10 maturing 10/01/10			Hong Kong	5.38%
(collateralized by Sovereign Agency Issues;			Russian Federation	5.02%
$450,487; 0.00% - 4.50%; dated 10/01/10 -			Mexico	3.48%
05/04/37)			Turkey	3.17%
Investment in Joint Trading Account; Credit Suisse	455	455	Malaysia	2.92%
Repurchase Agreement; 0.20% dated			Thailand	2.39%
09/30/10 maturing 10/01/10 (collateralized by			Chile	1.47%
US Treasury Notes; $464,002; 3.38% -			United States	1.21%
3.50%; dated 06/30/13 - 02/15/18)			Poland	0.90%
Investment in Joint Trading Account; Deutsche	71	71	Indonesia	0.85%
Bank Repurchase Agreement; 0.25% dated			Peru	0.58%
09/30/10 maturing 10/01/10 (collateralized by			Czech Republic	0.47%
Sovereign Agency Issues; $72,078; 0.38% -			Philippines	0.43%
4.88%; dated 12/17/10 - 11/18/11)			United Kingdom	0.38%
Investment in Joint Trading Account; Morgan	132	132	Egypt	0.36%
Stanley Repurchase Agreement; 0.20% dated			Hungary	0.32%
09/30/10 maturing 10/01/10 (collateralized by			Luxembourg	0.07%
Sovereign Agency Issue; $135,146; 2.30%;
dated 08/10/15)			Other Assets in Excess of Liabilities, Net	1.27%
		$ 1,100	TOTAL NET ASSETS	100.00%
TOTAL REPURCHASE AGREEMENTS		$ 1,100
Total Investments		$ 171,149
Other Assets in Excess of Liabilities, Net - 1.27%		$ 2,199
TOTAL NET ASSETS - 100.00%		$ 173,348

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $349 or 0.20% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 30,424
Unrealized Depreciation		(3,195)
Net Unrealized Appreciation (Depreciation)		$ 27,229
Cost for federal income tax purposes		$ 143,920
All dollar amounts are shown in thousands (000's)

See accompanying notes.			62

Schedule of Investments
LargeCap Blend Account II
September 30, 2010 (unaudited)

COMMON STOCKS - 98.24%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.15%			Biotechnology - 1.53%
Interpublic Group of Cos Inc (a)	3,512 $	35	Amgen Inc (a)	11,178 $	616
Lamar Advertising Co (a)	1,000	32	Biogen Idec Inc (a)	2,574	144
Omnicom Group Inc	4,845	191	Celgene Corp (a)	23,231	1,338
	$ 258		Genzyme Corp (a)	1,109	79
Aerospace & Defense - 2.21%			Gilead Sciences Inc (a)	9,445	336
Boeing Co/The	17,821	1,186	Life Technologies Corp (a)	2,919	137
General Dynamics Corp	3,180	200		$ 2,650
Goodrich Corp	1,048	78	Building Materials - 0.67%
L-3 Communications Holdings Inc	797	58	Masco Corp	105,800	1,165
Lockheed Martin Corp	3,321	236
Northrop Grumman Corp	3,542	215	Chemicals - 1.98%
Orbital Sciences Corp (a)	55,600	851	Air Products & Chemicals Inc	12,476	1,033
Raytheon Co	3,122	142	Airgas Inc	526	36
Rockwell Collins Inc	1,086	63	Dow Chemical Co/The	9,549	263
United Technologies Corp	11,167	795	Eastman Chemical Co	1,723	128
	$ 3,824		Ecolab Inc	1,631	83
Agriculture - 1.89%			EI du Pont de Nemours & Co	7,306	326
Altria Group Inc	17,756	426	FMC Corp	519	35
Archer-Daniels-Midland Co	5,408	173	International Flavors & Fragrances Inc	567	27
Lorillard Inc	1,069	86	Monsanto Co	16,705	801
Philip Morris International Inc	46,196	2,588	Mosaic Co/The	300	18
	$ 3,273		Potash Corp of Saskatchewan Inc	300	43
Airlines - 0.09%			PPG Industries Inc	1,145	83
Southwest Airlines Co	11,936	156	Praxair Inc	3,356	302
			Sherwin-Williams Co/The	2,436	183
Apparel - 0.39%			Sigma-Aldrich Corp	878	53
Coach Inc	6,623	285		$ 3,414
Nike Inc	3,841	308	Coal - 0.13%
Polo Ralph Lauren Corp	412	37	Consol Energy Inc	1,800	66
VF Corp	611	49	Peabody Energy Corp	3,200	157
	$ 679			$ 223
Automobile Manufacturers - 0.35%			Commercial Services - 1.68%
Ford Motor Co (a)	27,327	334	Apollo Group Inc (a)	2,588	133
PACCAR Inc	5,508	266	Automatic Data Processing Inc	5,711	240
	$ 600		DeVry Inc	443	22
Automobile Parts & Equipment - 0.17%			Equifax Inc	912	29
Goodyear Tire & Rubber Co/The (a)	3,947	43	H&R Block Inc	5,021	65
Johnson Controls Inc	7,973	243	Iron Mountain Inc	1,208	27
	$ 286		Mastercard Inc	1,149	258
Banks - 7.96%			Moody's Corp	39,536	987
Bank of America Corp	182,592	2,394	Paychex Inc	1,600	44
			Quanta Services Inc (a)	900	17
Bank of New York Mellon Corp/The	10,612	277
BB&T Corp	4,688	113	Robert Half International Inc	900	23
Capital One Financial Corp	2,295	91	RR Donnelley & Sons Co	1,480	25
CIT Group Inc (a)	1,100	45	Total System Services Inc	1,422	22
Citigroup Inc (a)	245,011	955	Visa Inc	11,090	824
Comerica Inc	15,380	571	Western Union Co/The	10,618	187
Fifth Third Bancorp	15,593	187		$ 2,903
Goldman Sachs Group Inc/The	5,932	858	Computers - 5.52%
JP Morgan Chase & Co	77,184	2,939	Accenture PLC - Class A	2,200	94
KeyCorp	5,832	46	Apple Inc (a)	18,489	5,247
M&T Bank Corp	594	49	Cognizant Technology Solutions Corp (a)	1,398	90
Marshall & Ilsley Corp	9,098	64	Computer Sciences Corp	1,400	64
Morgan Stanley	15,631	386	Dell Inc (a)	16,877	218
Northern Trust Corp	2,500	121	EMC Corp/Massachusetts (a)	22,672	461
PNC Financial Services Group Inc	5,888	306	Hewlett-Packard Co	27,162	1,143
Regions Financial Corp	13,900	101	IBM Corp	14,132	1,896
State Street Corp	7,964	300	Lexmark International Inc (a)	560	25
SunTrust Banks Inc	900	23	NetApp Inc (a)	1,451	72
US Bancorp	22,724	491	SanDisk Corp (a)	3,836	140
Wells Fargo & Co	133,788	3,362	Teradata Corp (a)	1,114	43
Zions Bancorporation	3,200	68	Western Digital Corp (a)	1,626	46
	$ 13,747			$ 9,539
Beverages - 2.55%			Consumer Products - 0.51%
Coca-Cola Co/The	25,514	1,493	Avery Dennison Corp	772	29
Constellation Brands Inc (a)	1,379	24	Clorox Co	3,665	245
Dr Pepper Snapple Group Inc	1,756	62	Fortune Brands Inc	2,700	133
Molson Coors Brewing Co	1,133	54	Kimberly-Clark Corp	7,174	466
PepsiCo Inc	41,873	2,782		$ 873
	$ 4,415

See accompanying notes.			63

Schedule of Investments
LargeCap Blend Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care - 2.13%			Energy - Alternate Sources - 0.46%
Avon Products Inc	7,400 $	238	First Solar Inc (a)	5,410 $	797
Colgate-Palmolive Co	3,365	259
Estee Lauder Cos Inc/The	815	51	Engineering & Contruction - 0.12%
Procter & Gamble Co	52,205	3,130	Fluor Corp	1,900	94
	$ 3,678		Foster Wheeler AG (a)	600	15
Distribution & Wholesale - 0.14%			Jacobs Engineering Group Inc (a)	895	35
Fastenal Co	2,000	106	McDermott International Inc (a)	4,700	69
Genuine Parts Co	1,796	80		$ 213
WW Grainger Inc	425	51	Entertainment - 0.02%
	$ 237		International Game Technology	2,200	32
Diversified Financial Services - 1.75%
American Express Co	28,890	1,214	Environmental Control - 0.19%
Ameriprise Financial Inc	1,765	83	Republic Services Inc	8,427	257
Charles Schwab Corp/The	49,208	685	Waste Management Inc	2,028	72
CME Group Inc	631	164		$ 329
Discover Financial Services	3,755	63	Food - 2.55%
Federated Investors Inc	704	16	Campbell Soup Co	3,941	140
Franklin Resources Inc	2,393	256	ConAgra Foods Inc	3,021	66
IntercontinentalExchange Inc (a)	890	93	Dean Foods Co (a)	1,250	13
Invesco Ltd	6,000	127	General Mills Inc	6,515	238
Janus Capital Group Inc	3,100	34	HJ Heinz Co	1,660	79
Legg Mason Inc	1,200	36	Hormel Foods Corp	469	21
NASDAQ OMX Group Inc/The (a)	1,065	21	JM Smucker Co/The	822	50
NYSE Euronext	3,100	89	Kellogg Co	31,494	1,591
SLM Corp (a)	5,200	60	Kraft Foods Inc	17,019	525
T Rowe Price Group Inc	1,722	86	Kroger Co/The	10,007	217
	$ 3,027		McCormick & Co Inc/MD	26,234	1,103
Electric - 2.34%			Safeway Inc	2,596	55
AES Corp/The (a)	20,600	234	Sysco Corp	6,762	193
Allegheny Energy Inc	5,500	135	Tyson Foods Inc	2,025	32
Ameren Corp	1,711	49	Whole Foods Market Inc (a)	2,100	78
American Electric Power Co Inc	3,250	118		$ 4,401
Calpine Corp (a)	6,200	77	Forest Products & Paper - 0.59%
CMS Energy Corp	1,656	30	International Paper Co	36,832	802
Consolidated Edison Inc	1,368	66	MeadWestvaco Corp	1,233	30
Constellation Energy Group Inc	5,089	164	Plum Creek Timber Co Inc	1,173	41
Dominion Resources Inc/VA	2,825	123	Weyerhaeuser Co	9,673	152
DTE Energy Co	1,139	52		$ 1,025
Duke Energy Corp	6,162	109	Gas - 0.65%
Edison International	2,251	77	CenterPoint Energy Inc	17,519	275
Entergy Corp	3,390	259	Nicor Inc	360	17
Exelon Corp	28,636	1,219	NiSource Inc	3,390	59
FirstEnergy Corp	1,900	73	Sempra Energy	14,413	775
Integrys Energy Group Inc	548	29		$ 1,126
NextEra Energy Inc	3,205	174	Hand & Machine Tools - 0.03%
Northeast Utilities	1,205	36	Stanley Black & Decker Inc	900	55
NRG Energy Inc (a)	1,809	38
Pepco Holdings Inc	3,091	58	Healthcare - Products - 3.20%
PG&E Corp	1,748	79	Baxter International Inc	6,007	287
Pinnacle West Capital Corp	779	32	Becton Dickinson and Co	982	73
PPL Corp	7,566	206	Boston Scientific Corp (a)	6,200	38
Progress Energy Inc	2,670	119	CareFusion Corp (a)	1,050	26
Public Service Enterprise Group Inc	3,780	125	Covidien PLC	1,600	64
Southern Co	3,512	131	CR Bard Inc	1,744	142
TECO Energy Inc	5,970	103	DENTSPLY International Inc	2,717	87
Wisconsin Energy Corp	827	48	Edwards Lifesciences Corp (a)	14,250	955
Xcel Energy Inc	3,251	75	Hospira Inc (a)	1,932	111
	$ 4,038		Intuitive Surgical Inc (a)	465	132
Electrical Components & Equipment - 0.39%			Johnson & Johnson	42,275	2,619
Emerson Electric Co	12,815	675	Medtronic Inc	8,565	287
			Patterson Cos Inc	641	18
Electronics - 0.69%			St Jude Medical Inc (a)	3,500	138
Agilent Technologies Inc (a)	2,700	90	Stryker Corp	5,709	286
Dolby Laboratories Inc (a)	10,290	585	Varian Medical Systems Inc (a)	837	51
FLIR Systems Inc (a)	1,118	29	Zimmer Holdings Inc (a)	4,055	212
Jabil Circuit Inc	1,333	19		$ 5,526
PerkinElmer Inc	834	19	Healthcare - Services - 0.86%
Thermo Fisher Scientific Inc (a)	4,016	192	Aetna Inc	2,818	89
Tyco Electronics Ltd	4,800	140	CIGNA Corp	5,425	194
Waters Corp (a)	1,630	116	Coventry Health Care Inc (a)	1,068	23
	$ 1,190
See accompanying notes.			64

Schedule of Investments
LargeCap Blend Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Lodging (continued)
DaVita Inc (a)	2,394 $	165	Wynn Resorts Ltd	500 $	43
Humana Inc (a)	1,176	59		$ 501
Laboratory Corp of America Holdings (a)	994	79	Machinery - Construction & Mining - 0.24%
Quest Diagnostics Inc	1,037	52	Caterpillar Inc	4,390	346
Tenet Healthcare Corp (a)	6,332	30	Joy Global Inc	1,000	70
UnitedHealth Group Inc	13,540	475		$ 416
WellPoint Inc (a)	5,656	320	Machinery - Diversified - 0.65%
	$ 1,486		Babcock & Wilcox Co (a)	650	14
Home Builders - 0.60%			Cummins Inc	8,889	805
DR Horton Inc	4,000	44	Deere & Co	1,788	125
Lennar Corp	2,000	31	Rockwell Automation Inc	2,800	173
Toll Brothers Inc (a)	50,670	964		$ 1,117
	$ 1,039		Media - 2.88%
Home Furnishings - 0.08%			Cablevision Systems Corp	3,100	81
Harman International Industries Inc (a)	2,600	87	CBS Corp	4,677	74
Whirlpool Corp	533	43	Comcast Corp - Class A	26,290	476
	$ 130		DIRECTV (a)	7,600	317
Housewares - 0.51%			Discovery Communications Inc - C Shares (a)	3,650	139
Newell Rubbermaid Inc	49,384	879	Gannett Co Inc	1,705	21
			McGraw-Hill Cos Inc/The	4,481	148
Insurance - 2.83%			New York Times Co/The (a)	927	7
ACE Ltd	1,691	98	News Corp - Class A	10,652	139
Aflac Inc	3,661	189	News Corp - Class B	75,110	1,131
Allstate Corp/The	8,363	263	Scripps Networks Interactive	642	31
Aon Corp	6,444	252	Time Warner Cable Inc	5,466	295
Assurant Inc	843	34	Time Warner Inc	15,156	465
Berkshire Hathaway Inc - Class A (a)	6	747	Viacom Inc	2,870	104
Berkshire Hathaway Inc - Class B (a)	16,276	1,346	Walt Disney Co/The	46,463	1,538
Chubb Corp	5,143	293	Washington Post Co/The	41	16
Cincinnati Financial Corp	1,172	34		$ 4,982
Hartford Financial Services Group Inc	1,600	37	Metal Fabrication & Hardware - 0.16%
Lincoln National Corp	1,200	29	Precision Castparts Corp	2,198	280
Loews Corp	4,949	187
Marsh & McLennan Cos Inc	8,838	213	Mining - 1.46%
MetLife Inc	11,083	426	Agnico-Eagle Mines Ltd	1,300	92
Progressive Corp/The	2,822	59	Barrick Gold Corp	1,900	88
Prudential Financial Inc	5,843	317	Freeport-McMoRan Copper & Gold Inc	12,292	1,049
Torchmark Corp	595	32	Newmont Mining Corp	18,569	1,167
Travelers Cos Inc/The	5,306	277	Titanium Metals Corp (a)	677	14
Unum Group	2,297	51	Vulcan Materials Co	2,900	107
	$ 4,884			$ 2,517
Internet - 2.66%			Miscellaneous Manufacturing - 4.23%
Akamai Technologies Inc (a)	2,788	140	3M Co	16,811	1,458
Amazon.com Inc (a)	4,854	763	Cooper Industries PLC	2,800	137
eBay Inc (a)	7,705	188	Danaher Corp	7,673	312
Expedia Inc	1,520	43	Dover Corp	1,286	67
Google Inc (a)	5,270	2,771	Eaton Corp	8,499	701
Liberty Media Corp - Interactive (a)	7,700	106	General Electric Co	181,276	2,946
McAfee Inc (a)	3,600	170	Honeywell International Inc	25,088	1,102
Priceline.com Inc (a)	629	219	Illinois Tool Works Inc	2,427	114
Symantec Corp (a)	5,570	84	Ingersoll-Rand PLC	2,500	89
VeriSign Inc (a)	1,210	38	ITT Corp	1,264	59
Yahoo! Inc (a)	5,702	81	Parker Hannifin Corp	1,110	78
	$ 4,603		Textron Inc	4,700	97
Iron & Steel - 0.39%			Tyco International Ltd	4,317	158
Allegheny Technologies Inc	668	31		$ 7,318
Cliffs Natural Resources Inc	2,044	130	Office & Business Equipment - 0.07%
Nucor Corp	2,500	96	Pitney Bowes Inc	1,495	32
United States Steel Corp	9,600	421	Xerox Corp	8,189	85
	$ 678			$ 117
Leisure Products & Services - 0.21%			Oil & Gas - 8.47%
Carnival Corp	5,218	200	Anadarko Petroleum Corp	2,892	165
Harley-Davidson Inc	5,566	158	Apache Corp	11,646	1,138
	$ 358		Cabot Oil & Gas Corp	689	21
Lodging - 0.29%			Chesapeake Energy Corp	2,766	63
Marriott International Inc/DE	6,376	229	Chevron Corp	23,356	1,893
MGM Resorts International (a)	11,610	131	ConocoPhillips	13,245	761
Starwood Hotels & Resorts Worldwide Inc	1,200	63	Denbury Resources Inc (a)	2,707	43
Wyndham Worldwide Corp	1,287	35	Devon Energy Corp	3,825	248
			Diamond Offshore Drilling Inc	10,080	683

See accompanying notes.			65

Schedule of Investments
LargeCap Blend Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
EOG Resources Inc	3,347 $	311	Simon Property Group Inc	4,000 $	371
Exxon Mobil Corp	77,549	4,791	Ventas Inc	1,082	56
Helmerich & Payne Inc	759	31	Vornado Realty Trust	2,440	208
Hess Corp	3,592	212		$ 1,355
Marathon Oil Corp	3,495	116	Retail - 5.49%
Murphy Oil Corp	4,921	305	AutoZone Inc (a)	912	209
Nabors Industries Ltd (a)	2,045	37	Bed Bath & Beyond Inc (a)	7,110	309
Newfield Exploration Co (a)	18,180	1,045	Best Buy Co Inc	1,637	67
Noble Energy Inc	1,204	90	Big Lots Inc (a)	594	20
Occidental Petroleum Corp	8,446	662	Costco Wholesale Corp	1,834	118
Petroleo Brasileiro SA ADR	16,910	613	CVS Caremark Corp	14,100	444
Pioneer Natural Resources Co	774	50	Darden Restaurants Inc	1,006	43
QEP Resources Inc	1,169	35	Family Dollar Stores Inc	1,001	44
Range Resources Corp	2,400	92	GameStop Corp (a)	1,055	21
Rowan Cos Inc (a)	819	25	Gap Inc/The	12,000	224
Southwestern Energy Co (a)	4,700	157	Home Depot Inc	17,294	547
Suncor Energy Inc	3,900	127	Kohl's Corp (a)	6,948	366
Total SA ADR	15,240	786	Lowe's Cos Inc	22,816	508
Valero Energy Corp	8,177	143	Ltd Brands Inc	1,848	50
	$ 14,643		Macy's Inc	12,008	277
Oil & Gas Services - 1.99%			McDonald's Corp	12,133	904
Baker Hughes Inc	6,871	292	Nordstrom Inc	1,142	42
Cameron International Corp (a)	1,713	74	RadioShack Corp	902	19
FMC Technologies Inc (a)	3,100	212	Ross Stores Inc	3,256	178
Halliburton Co	24,033	794	Staples Inc	63,634	1,332
National Oilwell Varco Inc	22,823	1,015	Starbucks Corp	11,813	302
Schlumberger Ltd	17,064	1,052	Target Corp	3,557	190
	$ 3,439		Tiffany & Co	896	42
Packaging & Containers - 0.09%			TJX Cos Inc	1,983	89
Ball Corp	676	40	Urban Outfitters Inc (a)	934	29
Bemis Co Inc	778	24	Walgreen Co	10,438	350
Owens-Illinois Inc (a)	1,214	34	Wal-Mart Stores Inc	43,692	2,338
Pactiv Corp (a)	963	32	Yum! Brands Inc	9,158	422
Sealed Air Corp	1,146	26		$ 9,484
	$ 156		Savings & Loans - 0.04%
Pharmaceuticals - 5.74%			Hudson City Bancorp Inc	3,415	42
Abbott Laboratories	29,593	1,545	People's United Financial Inc	2,704	35
Allergan Inc/United States	3,445	229		$ 77
AmerisourceBergen Corp	40,601	1,245	Semiconductors - 2.64%
Bristol-Myers Squibb Co	55,226	1,496	Advanced Micro Devices Inc (a)	36,397	259
Cardinal Health Inc	4,418	146	Analog Devices Inc	2,676	84
Cephalon Inc (a)	1,209	76	Applied Materials Inc	28,240	329
Eli Lilly & Co	10,571	387	ASML Holding NV	38,410	1,142
Express Scripts Inc (a)	8,018	390	Broadcom Corp	1,792	63
Forest Laboratories Inc (a)	3,189	99	Intel Corp	33,795	650
McKesson Corp	4,258	263	Linear Technology Corp	1,588	49
Medco Health Solutions Inc (a)	4,519	236	LSI Corp (a)	4,534	21
Merck & Co Inc	32,203	1,186	Marvell Technology Group Ltd (a)	1,500	26
Novartis AG ADR	20,350	1,174	MEMC Electronic Materials Inc (a)	1,700	20
Pfizer Inc	82,043	1,408	Micron Technology Inc (a)	51,878	374
Watson Pharmaceuticals Inc (a)	759	32	National Semiconductor Corp	17,435	223
	$ 9,912		Novellus Systems Inc (a)	651	17
Pipelines - 0.37%			NVIDIA Corp (a)	15,300	179
El Paso Corp	12,200	151	QLogic Corp (a)	919	16
Oneok Inc	753	34	Teradyne Inc (a)	1,223	14
Spectra Energy Corp	10,892	246	Texas Instruments Inc	33,384	906
Williams Cos Inc	10,531	201	Xilinx Inc	7,314	195
	$ 632			$ 4,567
Real Estate - 0.02%			Software - 3.98%
CB Richard Ellis Group Inc (a)	1,867	34	Adobe Systems Inc (a)	9,288	243
			Autodesk Inc (a)	34,096	1,090
REITS - 0.78%			BMC Software Inc (a)	1,261	51
Apartment Investment & Management Co	937	20	CA Inc	15,731	333
AvalonBay Communities Inc	863	90	Check Point Software Technologies Ltd (a)	500	18
Boston Properties Inc	959	80	Citrix Systems Inc (a)	790	54
Equity Residential	1,388	66	Dun & Bradstreet Corp	372	28
HCP Inc	2,030	73	Electronic Arts Inc (a)	2,900	48
Health Care REIT Inc	938	44	Fidelity National Information Services Inc	1,800	49
Host Hotels & Resorts Inc	4,513	65	Fiserv Inc (a)	2,262	122
Kimco Realty Corp	6,300	99	Intuit Inc (a)	2,600	114
Public Storage Inc	1,880	183	Microsoft Corp	164,847	4,036
See accompanying notes.			66

Schedule of Investments
LargeCap Blend Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Oracle Corp	19,294 $	518	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Red Hat Inc (a)	3,100	127	Banks (continued)
Salesforce.com Inc (a)	476	53	Investment in Joint Trading Account; Morgan	$ 247	$ 247
		$ 6,884	Stanley Repurchase Agreement; 0.20% dated
Telecommunications - 5.24%			09/30/10 maturing 10/01/10 (collateralized by
American Tower Corp (a)	17,009	872	Sovereign Agency Issue; $251,449; 2.30%;
AT&T Inc	70,627	2,020	dated 08/10/15)
CenturyLink Inc	2,036	80			$ 2,046
Cisco Systems Inc (a)	64,141	1,405	TOTAL REPURCHASE AGREEMENTS		$ 2,046
Corning Inc	13,674	249	Total Investments		$ 171,805
Crown Castle International Corp (a)	3,600	159	Other Assets in Excess of Liabilities, Net - 0.58%		$ 999
Frontier Communications Corp	6,718	55	TOTAL NET ASSETS - 100.00%		$ 172,804
Harris Corp	904	40
JDS Uniphase Corp (a)	8,322	103
Juniper Networks Inc (a)	43,294	1,314	(a) Non-Income Producing Security
Motorola Inc (a)	11,109	95
NII Holdings Inc (a)	1,000	41
Qualcomm Inc	17,694	798	Unrealized Appreciation (Depreciation)
Qwest Communications International Inc	12,307	77	The net federal income tax unrealized appreciation (depreciation) and federal tax
Sprint Nextel Corp (a)	41,200	191	cost of investments held as of the period end were as follows:
Tellabs Inc	2,789	21
Verizon Communications Inc	45,745	1,491	Unrealized Appreciation		$ 9,951
Windstream Corp	3,154	39	Unrealized Depreciation		(10,505)
		$ 9,050	Net Unrealized Appreciation (Depreciation)		$ (554)
Textiles - 0.05%			Cost for federal income tax purposes		$ 172,359
Cintas Corp	2,848	78	All dollar amounts are shown in thousands (000's)

Toys, Games & Hobbies - 0.13%			Portfolio Summary (unaudited)
Hasbro Inc	844	38	Sector		Percent
Mattel Inc	7,813	183	Consumer, Non-cyclical		22.64%
		$ 221	Financial		14.56%
Transportation - 2.06%			Technology		12.21%
CH Robinson Worldwide Inc	1,100	77	Industrial		11.73%
CSX Corp	5,709	316	Energy		11.42%
Expeditors International of Washington Inc	1,400	65	Communications		10.93%
FedEx Corp	2,898	248	Consumer, Cyclical		8.52%
Norfolk Southern Corp	17,800	1,059	Basic Materials		4.42%
Ryder System Inc	1,400	60	Utilities		2.99%
Union Pacific Corp	6,298	515	Other Assets in Excess of Liabilities, Net		0.58%
United Parcel Service Inc	18,415	1,228	TOTAL NET ASSETS		100.00%
		$ 3,568
TOTAL COMMON STOCKS		$ 169,759
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.18%	(000's)	Value (000's)
Banks - 1.18%
Investment in Joint Trading Account; Bank of	$ 822	$ 821
America Repurchase Agreement; 0.23%
dated 09/30/10 maturing 10/01/10
(collateralized by Sovereign Agency Issues;
$838,164; 0.00% - 4.50%; dated 10/01/10 -
05/04/37)
Investment in Joint Trading Account; Credit Suisse	846	846
Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
US Treasury Notes; $863,309; 3.38% -
3.50%; dated 06/30/13 - 02/15/18)
Investment in Joint Trading Account; Deutsche	131	132
Bank Repurchase Agreement; 0.25% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issues; $134,106; 0.38% -
4.88%; dated 12/17/10 - 11/18/11)

See accompanying notes.			67

Schedule of Investments
LargeCap Blend Account II
September 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2010	Long	73 $	4,014	$ 4,149	$ 135
					$ 135
All dollar amounts are shown in thousands (000's)

See accompanying notes.		68

Schedule of Investments
LargeCap Growth Account
September 30, 2010 (unaudited)

COMMON STOCKS - 98.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.59%			Media - 1.20%
Boeing Co/The	46,000 $	3,061	Comcast Corp - Class A	127,000 $	2,296

Automobile Manufacturers - 3.41%			Mining - 1.97%
Ford Motor Co (a)	535,431	6,554	Newmont Mining Corp	60,300	3,787

Banks - 7.67%			Miscellaneous Manufacturing - 1.85%
Capital One Financial Corp	104,816	4,145	General Electric Co	218,000	3,543
Fifth Third Bancorp	208,000	2,502
Goldman Sachs Group Inc/The	27,138	3,924	Pharmaceuticals - 2.32%
Wells Fargo & Co	165,100	4,149	Bristol-Myers Squibb Co	90,000	2,440
	$ 14,720		Merck & Co Inc	55,000	2,024
Beverages - 4.59%					$ 4,464
Coca-Cola Co/The	65,000	3,804	Retail - 10.23%
PepsiCo Inc	75,300	5,003	Bed Bath & Beyond Inc (a)	100,700	4,371
	$ 8,807		Best Buy Co Inc	87,900	3,589
Biotechnology - 4.75%			Home Depot Inc	137,600	4,359
Amgen Inc (a)	57,300	3,158	Kohl's Corp (a)	70,800	3,730
Celgene Corp (a)	67,000	3,860	Starbucks Corp	140,700	3,599
Illumina Inc (a)	42,929	2,112			$ 19,648
	$ 9,130		Semiconductors - 3.54%
Chemicals - 1.60%			Broadcom Corp	192,000	6,795
Potash Corp of Saskatchewan Inc	21,300	3,068
			Software - 3.51%
Commercial Services - 4.03%			Citrix Systems Inc (a)	37,000	2,525
Mastercard Inc	18,134	4,062	Intuit Inc (a)	43,000	1,884
Visa Inc	49,474	3,674	Red Hat Inc (a)	57,000	2,337
	$ 7,736				$ 6,746
Computers - 11.15%			Telecommunications - 2.72%
Apple Inc (a)	36,022	10,221	Cisco Systems Inc (a)	129,211	2,830
Cognizant Technology Solutions Corp (a)	61,214	3,946	Qualcomm Inc	53,000	2,391
NetApp Inc (a)	100,754	5,017			$ 5,221
SanDisk Corp (a)	61,000	2,236	Transportation - 1.67%
	$ 21,420		FedEx Corp	37,500	3,206
Cosmetics & Personal Care - 4.25%
Estee Lauder Cos Inc/The	55,038	3,480	TOTAL COMMON STOCKS		$ 189,596
Procter & Gamble Co	77,900	4,672		Maturity
	$ 8,152			Amount
Diversified Financial Services - 2.35%			REPURCHASE AGREEMENTS - 1.45%	(000's)	Value (000's)
American Express Co	107,300	4,510	Banks - 1.45%
			Investment in Joint Trading Account; Bank of	$ 1,116	$ 1,116
Electronics - 1.02%			America Repurchase Agreement; 0.23%
Thermo Fisher Scientific Inc (a)	40,913	1,959	dated 09/30/10 maturing 10/01/10
			(collateralized by Sovereign Agency Issues;
Food - 1.93%			$1,138,071; 0.00% - 4.50%; dated 10/01/10 -
Whole Foods Market Inc (a)	99,700	3,700	05/04/37)
			Investment in Joint Trading Account; Credit Suisse	1,149	1,149
Healthcare - Products - 1.84%			Repurchase Agreement; 0.20% dated
Intuitive Surgical Inc (a)	12,449	3,532	09/30/10 maturing 10/01/10 (collateralized by
			US Treasury Notes; $1,172,213; 3.38% -
Internet - 10.43%			3.50%; dated 06/30/13 - 02/15/18)
Amazon.com Inc (a)	34,600	5,434	Investment in Joint Trading Account; Deutsche	179	178
Equinix Inc (a)	21,200	2,170	Bank Repurchase Agreement; 0.25% dated
F5 Networks Inc (a)	38,000	3,945	09/30/10 maturing 10/01/10 (collateralized by
Google Inc (a)	4,590	2,413	Sovereign Agency Issues; $182,091; 0.38% -
Priceline.com Inc (a)	17,400	6,061	4.88%; dated 12/17/10 - 11/18/11)
	$ 20,023		Investment in Joint Trading Account; Morgan	335	335
Iron & Steel - 0.94%			Stanley Repurchase Agreement; 0.20% dated
Allegheny Technologies Inc	39,000	1,812	09/30/10 maturing 10/01/10 (collateralized by
			Sovereign Agency Issue; $341,422; 2.30%;
Lodging - 3.19%			dated 08/10/15)
Las Vegas Sands Corp (a)	175,800	6,127			$ 2,778
			TOTAL REPURCHASE AGREEMENTS		$ 2,778
Machinery - Construction & Mining - 2.61%			Total Investments		$ 192,374
Caterpillar Inc	63,800	5,020	Liabilities in Excess of Other Assets, Net - (0.18)%		$ (340)
			TOTAL NET ASSETS - 100.00%		$ 192,034
Machinery - Diversified - 2.37%
Deere & Co	65,341	4,559
			(a) Non-Income Producing Security

See accompanying notes.			69

Schedule of Investments
LargeCap Growth Account
September 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 40,924
Unrealized Depreciation	(4,322)
Net Unrealized Appreciation (Depreciation)	$ 36,602
Cost for federal income tax purposes	$ 155,772
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	23.72%
Technology	18.20%
Consumer, Cyclical	16.83%
Communications	14.35%
Financial	11.47%
Industrial	11.10%
Basic Materials	4.51%
Liabilities in Excess of Other Assets, Net	(0.18)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	70

Schedule of Investments
LargeCap Growth Account I
September 30, 2010 (unaudited)

COMMON STOCKS - 98.16%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.06%			Chemicals (continued)
Interpublic Group of Cos Inc (a)	6,279 $	63	Celanese Corp	2,083 $	67
Omnicom Group Inc	2,172	86	CF Industries Holdings Inc	661	63
	$ 149		Eastman Chemical Co	188	14
Aerospace & Defense - 0.49%			Ecolab Inc	1,824	92
Alliant Techsystems Inc (a)	384	29	EI du Pont de Nemours & Co	2,726	122
Boeing Co/The	4,657	310	FMC Corp	614	42
Goodrich Corp	473	35	International Flavors & Fragrances Inc	989	48
Lockheed Martin Corp	2,125	151	Lubrizol Corp	590	62
Rockwell Collins Inc	1,039	60	Monsanto Co	4,207	202
United Technologies Corp	7,634	544	Mosaic Co/The	1,218	72
	$ 1,129		PPG Industries Inc	330	24
Agriculture - 0.43%			Praxair Inc	26,643	2,405
Altria Group Inc	9,196	221	RPM International Inc	913	18
Philip Morris International Inc	13,916	779	Sherwin-Williams Co/The	709	53
	$ 1,000		Sigma-Aldrich Corp	1,417	86
Airlines - 0.08%				$ 3,562
Continental Airlines Inc (a)	1,836	45	Coal - 0.55%
Copa Holdings SA	237	13	Alpha Natural Resources Inc (a)	189	8
Delta Air Lines Inc (a)	6,845	80	Arch Coal Inc	1,463	39
Southwest Airlines Co	1,275	17	Consol Energy Inc	1,322	49
UAL Corp (a)	1,605	38	Peabody Energy Corp	23,000	1,127
	$ 193		Walter Energy Inc	520	42
Apparel - 1.44%				$ 1,265
Coach Inc	69,457	2,984	Commercial Services - 4.01%
Hanesbrands Inc (a)	1,260	32	Apollo Group Inc (a)	1,652	85
Nike Inc	3,116	250	Automatic Data Processing Inc	3,810	160
Polo Ralph Lauren Corp	690	62	Career Education Corp (a)	850	18
	$ 3,328		DeVry Inc	828	41
Automobile Manufacturers- 0.24%			Education Management Corp (a)	191	3
Ford Motor Co (a)	29,035	355	Emergency Medical Services Corp (a)	377	20
Navistar International Corp (a)	897	39	FTI Consulting Inc (a)	473	16
Oshkosh Corp (a)	1,133	31	Genpact Ltd (a)	128,174	2,273
PACCAR Inc	2,588	125	Global Payments Inc	1,068	46
	$ 550		H&R Block Inc	1,747	23
Automobile Parts & Equipment - 0.12%			Hillenbrand Inc	802	17
Autoliv Inc	377	25	Iron Mountain Inc	2,296	51
			ITT Educational Services Inc (a)	472	33
Johnson Controls Inc	5,523	168	KAR Auction Services Inc (a)	231	3
Lear Corp (a)	175	14
TRW Automotive Holdings Corp (a)	660	27	Lender Processing Services Inc	1,272	42
WABCO Holdings Inc (a)	754	32	Mastercard Inc	20,143	4,512
	$ 266		Moody's Corp	2,496	62
			Paychex Inc	2,481	68
Banks - 2.25%			Pharmaceutical Product Development Inc	1,325	33
Bank of Hawaii Corp	196	9	RR Donnelley & Sons Co	142	2
Bank of New York Mellon Corp/The	64,207	1,678	SEI Investments Co	1,611	33
JP Morgan Chase & Co	52,100	1,983	Strayer Education Inc	175	31
Morgan Stanley	3,352	83	Visa Inc	20,464	1,520
Wells Fargo & Co	56,600	1,422	VistaPrint NV (a)	549	21
	$ 5,175		Weight Watchers International Inc	424	13
Beverages - 1.37%			Western Union Co/The	6,146	109
Coca-Cola Co/The	14,022	821		$ 9,235
Dr Pepper Snapple Group Inc	944	33	Computers - 12.08%
PepsiCo Inc	34,635	2,301	Accenture PLC - Class A	108,935	4,629
	$ 3,155		Apple Inc (a)	40,935	11,615
Biotechnology - 1.35%			Cognizant Technology Solutions Corp (a)	50,879	3,280
Celgene Corp (a)	31,225	1,799	Dell Inc (a)	15,606	202
Genzyme Corp (a)	1,558	110
Gilead Sciences Inc (a)	7,649	272	Diebold Inc	189	6
(a)			DST Systems Inc	445	20
Human Genome Sciences Inc	11,100	331	EMC Corp/Massachusetts (a)	75,137	1,526
Illumina Inc (a)	1,530	75
Life Technologies Corp (a)	1,646	77	Hewlett-Packard Co	21,481	904
			IBM Corp	11,348	1,522
Vertex Pharmaceuticals Inc (a)	12,694	439	MICROS Systems Inc (a)	1,022	43
	$ 3,103		NCR Corp (a)	2,110	29
Building Materials - 0.01%			NetApp Inc (a)	63,686	3,171
Eagle Materials Inc	566	13	SanDisk Corp (a)	20,114	738
Owens Corning Inc (a)	802	21	Seagate Technology PLC (a)	4,028	47
	$ 34		Teradata Corp (a)	1,873	72
Chemicals - 1.55%			Western Digital Corp (a)	661	19
Air Products & Chemicals Inc	1,608	133		$ 27,823
Albemarle Corp	1,180	55	Consumer Products - 0.17%
Ashland Inc	77	4	Avery Dennison Corp	95	3
See accompanying notes.			71

Schedule of Investments
LargeCap Growth Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Food - 0.26%
Church & Dwight Co Inc	890 $	58	Campbell Soup Co	1,416 $	51
Clorox Co	1,180	79	ConAgra Foods Inc	566	12
Kimberly-Clark Corp	2,927	190	General Mills Inc	3,540	129
Scotts Miracle-Gro Co/The	594	31	HJ Heinz Co	1,650	78
Tupperware Brands Corp	802	37	Kellogg Co	2,217	112
	$ 398		McCormick & Co Inc/MD	841	35
Cosmetics & Personal Care - 1.87%			Sara Lee Corp	4,201	57
Alberto-Culver Co	84,450	3,179	Sysco Corp	4,548	130
Avon Products Inc	3,291	106		$ 604
Colgate-Palmolive Co	3,110	239	Forest Products & Paper - 0.05%
Estee Lauder Cos Inc/The	1,385	88	International Paper Co	3,021	66
Procter & Gamble Co	11,522	691	Plum Creek Timber Co Inc	774	27
	$ 4,303		Rayonier Inc	299	15
Distribution & Wholesale - 0.45%				$ 108
Fastenal Co	16,700	888	Hand & Machine Tools - 0.03%
Fossil Inc (a)	660	36	Kennametal Inc	768	24
LKQ Corp (a)	1,794	37	Lincoln Electric Holdings Inc	535	31
WESCO International Inc (a)	292	12	Regal-Beloit Corp	424	25
WW Grainger Inc	520	62		$ 80
	$ 1,035		Healthcare - Products - 3.32%
Diversified Financial Services - 2.86%			Alcon Inc	613	102
Affiliated Managers Group Inc (a)	549	43	Baxter International Inc	3,763	179
American Express Co	33,029	1,388	Becton Dickinson and Co	2,067	153
Ameriprise Financial Inc	660	31	CareFusion Corp (a)	519	13
BlackRock Inc	148	25	Covidien PLC	4,296	173
Charles Schwab Corp/The	138,312	1,923	CR Bard Inc	803	65
Eaton Vance Corp	1,551	45	DENTSPLY International Inc	1,976	63
Federated Investors Inc	756	17	Edwards Lifesciences Corp (a)	859	57
Franklin Resources Inc	20,874	2,231	Gen-Probe Inc (a)	631	30
IntercontinentalExchange Inc (a)	6,560	687	Hill-Rom Holdings Inc	660	24
Invesco Ltd	1,661	35	Hospira Inc (a)	1,399	80
NASDAQ OMX Group Inc/The (a)	189	4	IDEXX Laboratories Inc (a)	39,751	2,454
T Rowe Price Group Inc	2,321	116	Intuitive Surgical Inc (a)	8,269	2,347
Waddell & Reed Financial Inc	1,145	32	Johnson & Johnson	3,541	219
	$ 6,577		Kinetic Concepts Inc (a)	48	2
Electric - 0.03%			Medtronic Inc	7,318	246
Calpine Corp (a)	2,077	26	Patterson Cos Inc	1,337	38
ITC Holdings Corp	567	35	ResMed Inc (a)	3,810	125
	$ 61		St Jude Medical Inc (a)	2,475	97
Electrical Components & Equipment - 0.85%			Stryker Corp	21,792	1,091
AMETEK Inc	1,336	64	Thoratec Corp (a)	755	28
Emerson Electric Co	35,542	1,871	Varian Medical Systems Inc (a)	1,086	66
Hubbell Inc	330	17		$ 7,652
	$ 1,952		Healthcare - Services - 2.81%
Electronics - 2.05%			Community Health Systems Inc (a)	618	19
Agilent Technologies Inc (a)	2,644	88	Covance Inc (a)	73,243	3,427
Amphenol Corp	59,813	2,930	DaVita Inc (a)	40,079	2,767
AVX Corp	142	2	Health Management Associates Inc (a)	3,281	25
Garmin Ltd	95	3	Laboratory Corp of America Holdings (a)	944	74
Jabil Circuit Inc	1,261	18	Lincare Holdings Inc	1,110	28
Mettler-Toledo International Inc (a)	422	52	Mednax Inc (a)	566	30
PerkinElmer Inc	340	8	Quest Diagnostics Inc	1,642	83
Thomas & Betts Corp (a)	95	4	Tenet Healthcare Corp (a)	4,336	20
Trimble Navigation Ltd (a)	43,934	1,539		$ 6,473
Waters Corp (a)	1,183	84	Home Furnishings - 0.03%
	$ 4,728		Tempur-Pedic International Inc (a)	944	29
Energy - Alternate Sources - 0.24%			Whirlpool Corp	424	35
First Solar Inc (a)	3,819	563		$ 64
			Housewares - 0.01%
Engineering & Contruction - 2.47%			Toro Co	445	25
ABB Ltd ADR(a)	142,875	3,017
Aecom Technology Corp (a)	378	9	Insurance - 0.22%
Chicago Bridge & Iron Co NV (a)	519	13	ACE Ltd	660	38
Jacobs Engineering Group Inc (a)	67,455	2,611	Aflac Inc	3,872	200
McDermott International Inc (a)	2,361	35	Arthur J Gallagher & Co	331	9
	$ 5,685		Axis Capital Holdings Ltd	503	17
Environmental Control - 1.28%			Brown & Brown Inc	756	15
Nalco Holding Co	1,838	46	Endurance Specialty Holdings Ltd	48	2
Stericycle Inc (a)	41,630	2,893	Erie Indemnity Co	273	15
			Genworth Financial Inc (a)	1,181	14
	$ 2,939

See accompanying notes.			72

Schedule of Investments
LargeCap Growth Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Mining - 0.58%
Marsh & McLennan Cos Inc	4,248 $	103	Freeport-McMoRan Copper & Gold Inc	12,428 $	1,061
MetLife Inc	1,416	55	Newmont Mining Corp	4,111	258
Travelers Cos Inc/The	755	39	Titanium Metals Corp (a)	1,085	22
Validus Holdings Ltd	179	5		$ 1,341
	$ 512		Miscellaneous Manufacturing - 3.51%
Internet - 7.89%			3M Co	19,083	1,654
Akamai Technologies Inc (a)	15,733	789	Carlisle Cos Inc	48	1
Amazon.com Inc (a)	28,468	4,471	Cooper Industries PLC	1,463	72
Baidu Inc/China ADR(a)	9,700	995	Danaher Corp	127,137	5,162
eBay Inc (a)	3,867	94	Donaldson Co Inc	968	46
Expedia Inc	1,086	31	Dover Corp	1,511	79
F5 Networks Inc (a)	606	63	Eaton Corp	566	47
Google Inc (a)	18,061	9,497	General Electric Co	22,173	360
Liberty Media Corp - Interactive (a)	68,700	942	Honeywell International Inc	6,734	296
McAfee Inc (a)	1,181	56	Illinois Tool Works Inc	3,824	180
NetFlix Inc (a)	532	86	Pall Corp	1,563	65
Priceline.com Inc (a)	2,890	1,007	Parker Hannifin Corp	566	40
Symantec Corp (a)	945	14	Pentair Inc	644	22
VeriSign Inc (a)	2,361	75	Textron Inc	1,794	37
Yahoo! Inc (a)	4,438	63	Tyco International Ltd	944	35
	$ 18,183			$ 8,096
Iron & Steel - 0.07%			Office & Business Equipment - 0.02%
Allegheny Technologies Inc	1,238	58	Pitney Bowes Inc	1,888	40
Carpenter Technology Corp	566	19
Cliffs Natural Resources Inc	1,180	75	Oil & Gas - 4.50%
	$ 152		Atlas Energy Inc (a)	719	21
Leisure Products & Services - 0.54%			Atwood Oceanics Inc (a)	142	4
Carnival Corp	30,600	1,169	Canadian Natural Resources Ltd	81,542	2,821
Harley-Davidson Inc	2,958	84	Chevron Corp	944	76
	$ 1,253		Cimarex Energy Co	1,085	72
Lodging - 1.51%			Concho Resources Inc/Midland TX (a)	1,150	76
Las Vegas Sands Corp (a)	22,707	792	ConocoPhillips	4,957	285
Marriott International Inc/DE	50,988	1,827	EOG Resources Inc	25,335	2,355
Starwood Hotels & Resorts Worldwide Inc	16,335	858	EQT Corp	1,913	69
	$ 3,477		Exxon Mobil Corp	40,437	2,499
			Forest Oil Corp (a)	920	27
Machinery - Construction & Mining - 0.23%
Bucyrus International Inc	944	66	Marathon Oil Corp	2,407	80
Caterpillar Inc	4,768	375	Murphy Oil Corp	283	18
			Nabors Industries Ltd (a)	1,463	26
Joy Global Inc	1,193	84
	$ 525		Occidental Petroleum Corp	1,416	111
			Pride International Inc (a)	1,078	32
Machinery - Diversified - 1.77%			Range Resources Corp	12,700	484

Cummins Inc	1,795	162	Rowan Cos Inc (a)	267	8
Deere & Co	3,493	244

Flowserve Corp	614	67	SM Energy Co	566	21
Gardner Denver Inc	613	33	Southwestern Energy Co (a)	2,988	100
Graco Inc	755	24	Suncor Energy Inc	36,100	1,175
IDEX Corp	642	23		$ 10,360
Manitowoc Co Inc/The	1,649	20	Oil & Gas Services - 4.06%
Rockwell Automation Inc	10,327	638	Baker Hughes Inc	1,477	63
			Cameron International Corp (a)	1,926	83
Roper Industries Inc	44,036	2,870	Dresser-Rand Group Inc (a)	936	35
	$ 4,081		FMC Technologies Inc (a)	40,089	2,738
Media - 0.89%
CBS Corp	1,038	16	Halliburton Co	7,884	261
DIRECTV (a)	7,742	322	Schlumberger Ltd	99,165	6,109
			Weatherford International Ltd (a)	3,824	65
Discovery Communications Inc - A Shares (a)	1,557	68
Factset Research Systems Inc	613	50		$ 9,354
John Wiley & Sons Inc	550	23	Packaging & Containers - 0.04%
McGraw-Hill Cos Inc/The	2,782	92	Ball Corp	237	14
			Crown Holdings Inc (a)	2,128	61
News Corp - Class A	6,137	80	Owens-Illinois Inc (a)	661	18
Scripps Networks Interactive	1,133	54
Time Warner Inc	1,794	55		$ 93
Viacom Inc	1,510	55	Pharmaceuticals - 3.77%
Walt Disney Co/The	37,100	1,228	Abbott Laboratories	10,545	551
	$ 2,043		Allergan Inc/United States	65,240	4,341
Metal Fabrication & Hardware - 0.76%			AmerisourceBergen Corp	2,176	67
Precision Castparts Corp	13,277	1,691	Cardinal Health Inc	1,605	53
Timken Co	802	31	Eli Lilly & Co	2,031	74
			Express Scripts Inc (a)	28,380	1,382
Valmont Industries Inc	281	20
	$ 1,742		Herbalife Ltd	819	50
			McKesson Corp	29,292	1,809
			Medco Health Solutions Inc (a)	3,919	204
See accompanying notes.			73

Schedule of Investments
LargeCap Growth Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Semiconductors - 2.88%
Mylan Inc/PA (a)	2,901 $	55	Advanced Micro Devices Inc (a)	2,928 $	21
Omnicare Inc	142	3	Altera Corp	2,267	68
Perrigo Co	1,060	68	Analog Devices Inc	2,648	83
VCA Antech Inc (a)	1,094	23	Applied Materials Inc	118,975	1,389
	$ 8,680		ASML Holding NV	24,300	722
Pipelines - 0.03%			Atmel Corp (a)	5,287	42
El Paso Corp	1,626	20	Broadcom Corp	25,287	895
Williams Cos Inc	3,068	59	Cree Inc (a)	7,300	396
	$ 79		Intel Corp	34,842	670
Real Estate - 0.05%			Lam Research Corp (a)	1,589	67
CB Richard Ellis Group Inc (a)	3,581	65	Linear Technology Corp	1,699	52
Jones Lang LaSalle Inc	519	45	Marvell Technology Group Ltd (a)	74,857	1,311
			Micron Technology Inc (a)	55,600	401
	$ 110
REITS - 0.20%			National Semiconductor Corp	3,054	39
			Novellus Systems Inc (a)	1,070	28
Apartment Investment & Management Co	755	16	ON Semiconductor Corp (a)	5,594	40
Digital Realty Trust Inc	1,013	63	QLogic Corp (a)	1,581	28
Equity Residential	236	11	Rambus Inc (a)	1,321	28
Essex Property Trust Inc	141	15	Rovi Corp (a)	1,282	65
Federal Realty Investment Trust	472	39	Skyworks Solutions Inc (a)	2,266	47
Public Storage Inc	1,134	110	Teradyne Inc (a)	2,303	26
Simon Property Group Inc	1,746	162
Ventas Inc	566	29	Texas Instruments Inc	5,052	137
Vornado Realty Trust	188	16	Xilinx Inc	2,498	67
	$ 461			$ 6,622
Retail - 6.82%			Software - 3.72%
Advance Auto Parts Inc	1,169	69	Activision Blizzard Inc	1,766	19
Aeropostale Inc (a)	1,252	29	Adobe Systems Inc (a)	4,038	106
AutoZone Inc (a)	350	80	Allscripts Healthcare Solutions Inc (a)	1,684	31
Bed Bath & Beyond Inc (a)	23,917	1,039	Autodesk Inc (a)	1,735	55
			BMC Software Inc (a)	1,620	66
Best Buy Co Inc	2,991	122
Big Lots Inc (a)	1,038	34	Broadridge Financial Solutions Inc	1,160	27
Brinker International Inc	1,359	26	CA Inc	4,036	85
			Cerner Corp (a)	897	75
Chipotle Chico's FAS Mexican Inc Grill Inc (a)	2,213 424	23 73	Citrix Systems Inc (a)	46,171	3,151
			Compuware Corp (a)	1,605	14
Costco Wholesale Corp	53,469	3,448
Darden Restaurants Inc	1,790	77	Dun & Bradstreet Corp	671	50
Dick's Sporting Goods Inc (a)	1,143	32	Emdeon Inc (a)	274	3
Dollar Tree Inc (a)	1,629	79	Informatica Corp (a)	1,180	45
			Intuit Inc (a)	2,493	109
Family Dollar Stores Inc	1,747	77
Gap Inc/The	3,541	66	Microsoft Corp	45,349	1,111
Guess? Inc	777	32	Oracle Corp	33,713	905
			Red Hat Inc (a)	1,670	69
J Home Crew Depot Group Inc Inc (a)	14,730 708	467 24	Salesforce.com Inc (a)	22,980	2,569
Kohl's Corp (a)	1,983	104	VMware Inc (a)	944	80
Lowe's Cos Inc	66,128	1,474		$ 8,570
Ltd Brands Inc	2,338	63	Telecommunications - 7.44%
Macy's Inc	519	12	Amdocs Ltd (a)	755	22
McDonald's Corp	8,168	609	American Tower Corp (a)	24,556	1,259
MSC Industrial Direct Co	556	30	Atheros Communications Inc (a)	878	23
Nordstrom Inc	2,195	82	Cisco Systems Inc (a)	176,416	3,864
O'Reilly Automotive Inc (a)	15,600	830	Corning Inc	50,003	914
Panera Bread Co (a)	366	32	Crown Castle International Corp (a)	31,633	1,397
PetSmart Inc	1,511	53	Frontier Communications Corp	4,821	39
Phillips-Van Heusen Corp	708	43	Harris Corp	1,652	73
Ross Stores Inc	1,537	84	JDS Uniphase Corp (a)	2,711	34
Staples Inc	6,372	133	Juniper Networks Inc (a)	84,034	2,550
Starbucks Corp	67,836	1,735	MetroPCS Communications Inc (a)	1,557	16
Target Corp	6,421	343	NeuStar Inc (a)	961	24
Tiffany & Co	1,510	71	NII Holdings Inc (a)	1,699	70
TJX Cos Inc	3,541	158	Qualcomm Inc	148,791	6,713
Tractor Supply Co	944	37	SBA Communications Corp (a)	1,550	62
Urban Outfitters Inc (a)	94,252	2,963	tw telecom inc (a)	1,984	37
Walgreen Co	7,955	266	Windstream Corp	2,698	33
Wal-Mart Stores Inc	10,999	589		$ 17,130
Williams-Sonoma Inc	1,227	39	Toys, Games & Hobbies - 0.06%
Yum! Brands Inc	3,541	163	Hasbro Inc	1,652	74
	$ 15,710		Mattel Inc	2,692	63
Savings & Loans - 0.00%				$ 137
Hudson City Bancorp Inc	520	6	Transportation - 1.79%
			CH Robinson Worldwide Inc	1,305	91
			Expeditors International of Washington Inc	45,239	2,092
See accompanying notes.			74

		Schedule of Investments
		LargeCap Growth Account I
		September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Transportation (continued)
FedEx Corp	1,532 $	131
Frontline Ltd/Bermuda	566	16
Kansas City Southern (a)	755	28
Landstar System Inc	660	25
Ryder System Inc	352	15
United Parcel Service Inc	25,709	1,715
UTI Worldwide Inc	1,085	17
		$ 4,130
TOTAL COMMON STOCKS		$ 226,101
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.20%	(000's)	Value (000's)
Banks - 1.20%
Investment in Joint Trading Account; Bank of	$ 1,113	$ 1,113
America Repurchase Agreement; 0.23%
dated 09/30/10 maturing 10/01/10
(collateralized by Sovereign Agency Issues;
$1,135,617; 0.00% - 4.50%; dated 10/01/10 -
05/04/37)
Investment in Joint Trading Account; Credit Suisse	1,147	1,147
Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
US Treasury Notes; $1,169,685; 3.38% -
3.50%; dated 06/30/13 - 02/15/18)
Investment in Joint Trading Account; Deutsche	178	178
Bank Repurchase Agreement; 0.25% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issues; $181,699; 0.38% -
4.88%; dated 12/17/10 - 11/18/11)
Investment in Joint Trading Account; Morgan	334	334
Stanley Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issue; $340,685; 2.30%;
dated 08/10/15)
		$ 2,772
TOTAL REPURCHASE AGREEMENTS		$ 2,772
Total Investments		$ 228,873
Other Assets in Excess of Liabilities, Net - 0.64%		$ 1,470
TOTAL NET ASSETS - 100.00%		$ 230,343

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 42,849
Unrealized Depreciation		(5,391)
Net Unrealized Appreciation (Depreciation)		$ 37,458
Cost for federal income tax purposes		$ 191,415
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		19.36%
Technology		18.69%
Communications		16.28%
Industrial		15.28%
Consumer, Cyclical		11.31%
Energy		9.38%
Financial		6.78%
Basic Materials		2.25%
Utilities		0.03%
Other Assets in Excess of Liabilities, Net		0.64%
TOTAL NET ASSETS		100.00%

See accompanying notes.		75

Schedule of Investments
LargeCap Growth Account I
September 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2010	Long	79 $	4,376	$ 4,490	$ 114
					$ 114
All dollar amounts are shown in thousands (000's)

See accompanying notes.		76

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2010 (unaudited)

COMMON STOCKS - 96.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Beverages (continued)
Interpublic Group of Cos Inc (a)	12,511 $	125	PepsiCo Inc	40,719 $	2,706
Omnicom Group Inc	7,713	305		$ 7,080
	$ 430		Biotechnology - 1.39%
Aerospace & Defense - 2.07%			Amgen Inc (a)	24,531	1,352
Boeing Co/The	18,727	1,246	Biogen Idec Inc (a)	6,192	348
General Dynamics Corp	9,735	611	Celgene Corp (a)	11,759	677
Goodrich Corp	3,207	236	Genzyme Corp (a)	6,522	462
L-3 Communications Holdings Inc	2,930	212	Gilead Sciences Inc (a)	21,464	764
Lockheed Martin Corp	7,608	542	Life Technologies Corp (a)	4,692	219
Northrop Grumman Corp	7,530	457		$ 3,822
Raytheon Co	9,575	438	Building Materials - 0.04%
Rockwell Collins Inc	4,023	234	Masco Corp	9,176	101
United Technologies Corp	23,779	1,694
	$ 5,670		Chemicals - 1.94%
Agriculture - 1.83%			Air Products & Chemicals Inc	5,440	451
Altria Group Inc	53,338	1,281	Airgas Inc	1,906	129
Archer-Daniels-Midland Co	16,363	522	CF Industries Holdings Inc	1,819	174
Lorillard Inc	3,883	312	Dow Chemical Co/The	29,686	815
Philip Morris International Inc	46,911	2,628	Eastman Chemical Co	1,849	137
Reynolds American Inc	4,328	257	Ecolab Inc	5,971	303
	$ 5,000		EI du Pont de Nemours & Co	23,202	1,035
Airlines - 0.09%			FMC Corp	1,855	127
Southwest Airlines Co	19,092	250	International Flavors & Fragrances Inc	2,044	99
			Monsanto Co	13,832	663
Apparel - 0.53%			PPG Industries Inc	4,227	308
Coach Inc	7,612	327	Praxair Inc	7,834	707
Nike Inc	9,890	793	Sherwin-Williams Co/The	2,311	174
Polo Ralph Lauren Corp	1,668	150	Sigma-Aldrich Corp	3,105	187
VF Corp	2,212	179		$ 5,309
	$ 1,449		Coal - 0.23%
Automobile Manufacturers - 0.56%			Consol Energy Inc	5,779	213
Ford Motor Co (a)	88,027	1,078	Massey Energy Co	2,613	81
PACCAR Inc	9,330	449	Peabody Energy Corp	6,889	338
	$ 1,527			$ 632
Automobile Parts & Equipment - 0.22%			Commercial Services - 1.37%
Goodyear Tire & Rubber Co/The (a)	6,218	67	Apollo Group Inc (a)	3,247	167
Johnson Controls Inc	17,233	525	Automatic Data Processing Inc	12,593	529
	$ 592		DeVry Inc	1,611	79
Banks - 7.92%			Equifax Inc	3,200	100
Bank of America Corp	256,809	3,367	H&R Block Inc	7,896	102
Bank of New York Mellon Corp/The	31,073	812	Iron Mountain Inc	5,158	115
BB&T Corp	17,736	427	Mastercard Inc	2,478	555
Capital One Financial Corp	11,691	462	Monster Worldwide Inc (a)	3,323	43
Citigroup Inc (a)	608,076	2,371	Moody's Corp	5,217	130
Comerica Inc	4,513	168	Paychex Inc	8,234	226
Fifth Third Bancorp	20,381	245	Quanta Services Inc (a)	5,400	103
First Horizon National Corp (a)	5,955	68	Robert Half International Inc	3,777	98
Goldman Sachs Group Inc/The	13,197	1,908	RR Donnelley & Sons Co	5,280	90
Huntington Bancshares Inc/OH	18,348	104	SAIC Inc (a)	7,515	120
JP Morgan Chase & Co	101,487	3,864	Total System Services Inc	4,244	65
KeyCorp	22,530	179	Visa Inc	12,719	945
M&T Bank Corp	2,195	180	Western Union Co/The	16,895	299
Marshall & Ilsley Corp	13,504	95		$ 3,766
Morgan Stanley	35,754	882	Computers - 6.14%
Northern Trust Corp	6,196	299	Apple Inc (a)	23,382	6,635
PNC Financial Services Group Inc	13,447	698	Cognizant Technology Solutions Corp (a)	7,701	496
Regions Financial Corp	32,145	234	Computer Sciences Corp	3,951	182
State Street Corp	12,845	484	Dell Inc (a)	43,303	561
SunTrust Banks Inc	12,795	330	EMC Corp/Massachusetts (a)	52,558	1,067
US Bancorp	49,068	1,061	Hewlett-Packard Co	58,041	2,442
Wells Fargo & Co	133,946	3,366	IBM Corp	32,281	4,330
Zions Bancorporation	4,437	95	Lexmark International Inc (a)	2,010	90
	$ 21,699		NetApp Inc (a)	9,139	455
Beverages - 2.58%			SanDisk Corp (a)	5,965	219
Brown-Forman Corp	2,656	164	Teradata Corp (a)	4,282	165
Coca-Cola Co/The	59,109	3,459	Western Digital Corp (a)	5,869	167
Coca-Cola Enterprises Inc	8,490	263		$ 16,809
Constellation Brands Inc (a)	4,535	80	Consumer Products - 0.44%
Dr Pepper Snapple Group Inc	6,113	217	Avery Dennison Corp	2,813	104
Molson Coors Brewing Co	4,045	191	Clorox Co	3,556	237

See accompanying notes.			77

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Fortune Brands Inc	3,899 $	192	FLIR Systems Inc (a)	4,047 $	104
Kimberly-Clark Corp	10,476	682	Jabil Circuit Inc	5,009	72
	$ 1,215		PerkinElmer Inc	3,018	70
Cosmetics & Personal Care - 2.14%			Thermo Fisher Scientific Inc (a)	10,428	499
Avon Products Inc	10,979	352	Waters Corp (a)	2,356	167
Colgate-Palmolive Co	12,439	956		$ 1,426
Estee Lauder Cos Inc/The	2,922	185	Energy - Alternate Sources - 0.07%
Procter & Gamble Co (b)	72,649	4,357	First Solar Inc (a)	1,380	203
	$ 5,850
Distribution & Wholesale - 0.20%			Engineering & Contruction - 0.13%
Fastenal Co	3,773	200	Fluor Corp	4,575	227
Genuine Parts Co	4,034	180	Jacobs Engineering Group Inc (a)	3,218	124
WW Grainger Inc	1,526	182		$ 351
	$ 562		Entertainment - 0.04%
Diversified Financial Services - 1.59%			International Game Technology	7,630	110
American Express Co	26,792	1,126
Ameriprise Financial Inc	6,425	304	Environmental Control - 0.30%
Charles Schwab Corp/The	25,362	353	Republic Services Inc	7,842	239
CME Group Inc	1,720	448	Stericycle Inc (a)	2,183	152
Discover Financial Services	13,924	232	Waste Management Inc	12,220	437
E*Trade Financial Corp (a)	5,084	74		$ 828
Federated Investors Inc	2,348	53	Food - 1.94%
Franklin Resources Inc	3,750	401	Campbell Soup Co	4,953	177
IntercontinentalExchange Inc (a)	1,895	198	ConAgra Foods Inc	11,253	247
Invesco Ltd	11,981	254	Dean Foods Co (a)	4,661	48
Janus Capital Group Inc	4,700	51	General Mills Inc	16,437	601
Legg Mason Inc	3,953	120	Hershey Co/The	3,953	188
NASDAQ OMX Group Inc/The (a)	3,684	72	HJ Heinz Co	8,148	386
NYSE Euronext	6,669	191	Hormel Foods Corp	1,773	79
SLM Corp (a)	12,431	144	JM Smucker Co/The	3,059	185
T Rowe Price Group Inc	6,561	328	Kellogg Co	6,671	337
	$ 4,349		Kraft Foods Inc	44,638	1,377
Electric - 3.23%			Kroger Co/The	16,433	356
AES Corp/The (a)	17,071	194	McCormick & Co Inc/MD	3,410	143
Allegheny Energy Inc	4,341	106	Safeway Inc	9,767	207
Ameren Corp	6,123	174	Sara Lee Corp	16,949	228
American Electric Power Co Inc	12,271	445	SUPERVALU Inc	5,430	63
CMS Energy Corp	5,891	106	Sysco Corp	15,059	429
Consolidated Edison Inc	7,234	349	Tyson Foods Inc	7,632	122
Constellation Energy Group Inc	5,169	167	Whole Foods Market Inc (a)	3,740	139
Dominion Resources Inc/VA	15,078	658		$ 5,312
DTE Energy Co	4,320	198	Forest Products & Paper - 0.26%
Duke Energy Corp	33,751	598	International Paper Co	11,185	243
Edison International	8,339	287	MeadWestvaco Corp	4,372	107
Entergy Corp	4,781	366	Plum Creek Timber Co Inc	4,136	146
Exelon Corp	16,918	720	Weyerhaeuser Co	13,709	216
FirstEnergy Corp	7,802	301		$ 712
Integrys Energy Group Inc	1,977	103	Gas - 0.25%
NextEra Energy Inc	10,643	579	CenterPoint Energy Inc	10,794	170
Northeast Utilities	4,508	133	Nicor Inc	1,165	53
NRG Energy Inc (a)	6,480	135	NiSource Inc	7,115	124
Pepco Holdings Inc	5,730	107	Sempra Energy	6,344	341
PG&E Corp	10,001	454		$ 688
Pinnacle West Capital Corp	2,781	115	Hand & Machine Tools - 0.12%
PPL Corp	12,355	336	Snap-On Inc	1,487	69
Progress Energy Inc	7,488	333	Stanley Black & Decker Inc	4,240	260
Public Service Enterprise Group Inc	12,950	428		$ 329
SCANA Corp	2,884	116	Healthcare - Products - 3.27%
Southern Co	21,261	792	Baxter International Inc	14,957	714
TECO Energy Inc	5,492	95	Becton Dickinson and Co	5,942	440
Wisconsin Energy Corp	2,992	173	Boston Scientific Corp (a)	38,824	238
Xcel Energy Inc	11,764	270	CareFusion Corp (a)	5,686	141
	$ 8,838		CR Bard Inc	2,397	195
Electrical Components & Equipment - 0.40%			DENTSPLY International Inc	3,655	117
Emerson Electric Co	19,257	1,014	Hospira Inc (a)	4,282	244
Molex Inc	3,523	74	Intuitive Surgical Inc (a)	1,007	286
	$ 1,088		Johnson & Johnson	70,498	4,368
Electronics - 0.52%			Medtronic Inc	27,639	928
Agilent Technologies Inc (a)	8,865	296	Patterson Cos Inc	2,475	71
Amphenol Corp	4,446	218	St Jude Medical Inc (a)	8,380	330

See accompanying notes.			78

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
Stryker Corp	8,737 $	437	Nucor Corp	8,077 $	308
Varian Medical Systems Inc (a)	3,113	189	United States Steel Corp	3,674	161
Zimmer Holdings Inc (a)	5,143	269		$ 847
	$ 8,967		Leisure Products & Services - 0.22%
Healthcare - Services - 1.14%			Carnival Corp	11,125	425
Aetna Inc	10,683	338	Harley-Davidson Inc	6,027	171
CIGNA Corp	6,966	249		$ 596
Coventry Health Care Inc (a)	3,798	82	Lodging - 0.30%
DaVita Inc (a)	2,626	181	Marriott International Inc/DE	7,336	263
Humana Inc (a)	4,331	218	Starwood Hotels & Resorts Worldwide Inc	4,866	256
Laboratory Corp of America Holdings (a)	2,631	206	Wyndham Worldwide Corp	4,572	125
Quest Diagnostics Inc	3,765	190	Wynn Resorts Ltd	1,928	167
Tenet Healthcare Corp (a)	12,419	59		$ 811
UnitedHealth Group Inc	28,775	1,010	Machinery - Construction & Mining - 0.46%
WellPoint Inc (a)	10,231	579	Caterpillar Inc	16,136	1,270
	$ 3,112
Holding Companies - Diversified - 0.04%			Machinery - Diversified - 0.64%
Leucadia National Corp (a)	5,044	119	Cummins Inc	5,088	461
			Deere & Co	10,848	757
Home Builders - 0.08%			Flowserve Corp	1,432	157
DR Horton Inc	7,169	80	Rockwell Automation Inc	3,631	224
Lennar Corp	4,071	63	Roper Industries Inc	2,410	157
Pulte Group Inc (a)	8,620	75		$ 1,756
	$ 218		Media - 2.81%
Home Furnishings - 0.08%			CBS Corp	17,423	276
Harman International Industries Inc (a)	1,780	60	Comcast Corp - Class A	71,832	1,299
Whirlpool Corp	1,945	157	DIRECTV (a)	22,185	924
	$ 217		Discovery Communications Inc - A Shares (a)	7,285	317
Housewares - 0.05%			Gannett Co Inc	6,106	75
Newell Rubbermaid Inc	7,123	127	McGraw-Hill Cos Inc/The	7,911	262
			Meredith Corp	930	31
Insurance - 3.86%			New York Times Co/The (a)	3,024	23
ACE Ltd	8,673	505	News Corp - Class A	58,366	762
Aflac Inc	12,050	623	Scripps Networks Interactive	2,298	109
Allstate Corp/The	13,771	434	Time Warner Cable Inc	9,094	491
American International Group Inc (a)	3,458	135	Time Warner Inc	28,782	882
Aon Corp	6,903	270	Viacom Inc	15,565	563
Assurant Inc	2,727	111	Walt Disney Co/The	48,952	1,621
Berkshire Hathaway Inc - Class B (a)	44,275	3,661	Washington Post Co/The	153	61
Chubb Corp	8,051	459		$ 7,696
Cincinnati Financial Corp	4,164	120	Metal Fabrication & Hardware - 0.17%
Genworth Financial Inc (a)	12,524	153	Precision Castparts Corp	3,641	464
Hartford Financial Services Group Inc	11,372	261
Lincoln National Corp	8,107	194	Mining - 0.84%
Loews Corp	8,136	308	Alcoa Inc	26,137	316
Marsh & McLennan Cos Inc	13,884	335	Freeport-McMoRan Copper & Gold Inc	12,040	1,028
MetLife Inc	23,206	892	Newmont Mining Corp	12,602	792
Progressive Corp/The	17,088	357	Titanium Metals Corp (a)	2,306	46
Prudential Financial Inc	11,953	648	Vulcan Materials Co	3,283	121
Torchmark Corp	2,069	110		$ 2,303
Travelers Cos Inc/The	12,029	627	Miscellaneous Manufacturing - 3.66%
Unum Group	8,364	185	3M Co	18,252	1,583
XL Group PLC	8,754	190	Danaher Corp	13,697	556
	$ 10,578		Dover Corp	4,777	249
Internet - 2.71%			Eastman Kodak Co (a)	6,876	29
Akamai Technologies Inc (a)	4,648	233	Eaton Corp	4,295	354
Amazon.com Inc (a)	9,055	1,422	General Electric Co	273,634	4,447
eBay Inc (a)	29,554	721	Honeywell International Inc	19,764	869
Expedia Inc	5,315	150	Illinois Tool Works Inc	12,887	606
Google Inc (a)	6,362	3,345	ITT Corp	4,694	220
McAfee Inc (a)	3,892	184	Leggett & Platt Inc	3,748	85
Priceline.com Inc (a)	1,238	431	Pall Corp	2,986	124
Symantec Corp (a)	20,203	307	Parker Hannifin Corp	4,125	289
VeriSign Inc (a)	4,457	142	Textron Inc	7,018	144
Yahoo! Inc (a)	34,508	489	Tyco International Ltd	12,738	468
	$ 7,424			$ 10,023
Iron & Steel - 0.31%			Office & Business Equipment - 0.17%
AK Steel Holding Corp	2,815	39	Pitney Bowes Inc	5,290	113
Allegheny Technologies Inc	2,523	117	Xerox Corp	35,398	366
Cliffs Natural Resources Inc	3,467	222		$ 479

See accompanying notes.			79

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 8.43%			Real Estate - 0.05%
Anadarko Petroleum Corp	12,667 $	723	CB Richard Ellis Group Inc (a)	7,412 $	135
Apache Corp	9,323	911
Cabot Oil & Gas Corp	2,665	80	REITS - 1.29%
Chesapeake Energy Corp	16,747	379	Apartment Investment & Management Co	2,996	64
Chevron Corp	51,460	4,171	AvalonBay Communities Inc	2,180	227
ConocoPhillips	37,966	2,180	Boston Properties Inc	3,567	296
Denbury Resources Inc (a)	10,219	162	Equity Residential	7,255	345
Devon Energy Corp	11,134	721	HCP Inc	7,936	286
Diamond Offshore Drilling Inc	1,779	121	Health Care REIT Inc	3,394	161
EOG Resources Inc	6,487	603	Host Hotels & Resorts Inc	16,850	244
EQT Corp	3,817	138	Kimco Realty Corp	10,387	164
Exxon Mobil Corp (b)	130,321	8,052	ProLogis	12,203	144
Helmerich & Payne Inc	2,708	110	Public Storage Inc	3,570	346
Hess Corp	7,481	442	Simon Property Group Inc	7,495	695
Marathon Oil Corp	18,163	601	Ventas Inc	4,020	207
Murphy Oil Corp	4,909	304	Vornado Realty Trust	4,152	355
Nabors Industries Ltd (a)	7,301	132		$ 3,534
Noble Energy Inc	4,474	336	Retail - 5.90%
Occidental Petroleum Corp	20,789	1,628	Abercrombie & Fitch Co	2,259	89
Pioneer Natural Resources Co	2,969	193	AutoNation Inc (a)	1,611	37
QEP Resources Inc	4,483	135	AutoZone Inc (a)	734	168
Range Resources Corp	4,096	156	Bed Bath & Beyond Inc (a)	6,754	293
Rowan Cos Inc (a)	2,934	89	Best Buy Co Inc	8,857	362
Southwestern Energy Co (a)	8,858	296	Big Lots Inc (a)	1,934	64
Sunoco Inc	3,086	113	CarMax Inc (a)	5,726	159
Tesoro Corp	3,653	49	Costco Wholesale Corp	11,239	725
Valero Energy Corp	14,493	254	CVS Caremark Corp	34,763	1,094
	$ 23,079		Darden Restaurants Inc	3,544	152
Oil & Gas Services - 1.59%			Family Dollar Stores Inc	3,395	150
Baker Hughes Inc	11,033	470	GameStop Corp (a)	3,848	76
Cameron International Corp (a)	6,199	266	Gap Inc/The	11,246	210
FMC Technologies Inc (a)	3,071	210	Home Depot Inc	42,622	1,350
Halliburton Co	23,313	771	JC Penney Co Inc	6,052	164
National Oilwell Varco Inc	10,726	477	Kohl's Corp (a)	7,883	415
Schlumberger Ltd	34,971	2,155	Lowe's Cos Inc	35,916	801
	$ 4,349		Ltd Brands Inc	6,774	181
Packaging & Containers - 0.20%			Macy's Inc	10,818	250
Ball Corp	2,344	138	McDonald's Corp	27,241	2,030
Bemis Co Inc	2,793	89	Nordstrom Inc	4,319	161
Owens-Illinois Inc (a)	4,186	117	Office Depot Inc (a)	7,063	32
Pactiv Corp (a)	3,486	115	O'Reilly Automotive Inc (a)	3,551	189
Sealed Air Corp	4,085	92	RadioShack Corp	3,209	68
	$ 551		Ross Stores Inc	3,083	168
Pharmaceuticals - 5.23%			Sears Holdings Corp (a)	1,133	82
Abbott Laboratories	39,518	2,064	Staples Inc	18,687	391
Allergan Inc/United States	7,871	524	Starbucks Corp	18,942	484
AmerisourceBergen Corp	7,137	219	Target Corp	18,465	987
Bristol-Myers Squibb Co	43,890	1,190	Tiffany & Co	3,232	152
Cardinal Health Inc	8,988	297	TJX Cos Inc	10,255	458
Cephalon Inc (a)	1,925	120	Urban Outfitters Inc (a)	3,296	104
Eli Lilly & Co	25,972	949	Walgreen Co	24,908	834
Express Scripts Inc (a)	13,883	676	Wal-Mart Stores Inc	51,191	2,740
Forest Laboratories Inc (a)	7,308	226	Yum! Brands Inc	11,953	551
King Pharmaceuticals Inc (a)	6,390	64		$ 16,171
McKesson Corp	6,692	413	Savings & Loans - 0.11%
Mead Johnson Nutrition Co	5,235	298	Hudson City Bancorp Inc	13,478	165
Medco Health Solutions Inc (a)	11,099	578	People's United Financial Inc	9,493	124
Merck & Co Inc	78,768	2,899		$ 289
Mylan Inc/PA (a)	7,918	149	Semiconductors - 2.31%
Pfizer Inc (b)	205,734	3,533	Advanced Micro Devices Inc (a)	14,503	103
Watson Pharmaceuticals Inc (a)	2,749	116	Altera Corp	7,863	237
	$ 14,315		Analog Devices Inc	7,629	239
Pipelines - 0.37%			Applied Materials Inc	34,196	399
El Paso Corp	18,019	223	Broadcom Corp	11,469	406
Oneok Inc	2,724	123	Intel Corp	142,509	2,741
Spectra Energy Corp	16,586	374	KLA-Tencor Corp	4,296	151
Williams Cos Inc	14,964	286	Linear Technology Corp	5,745	177
	$ 1,006		LSI Corp (a)	16,428	75
Publicly Traded Investment Fund - 0.38%			MEMC Electronic Materials Inc (a)	5,821	69
iShares S&P 500 Index Fund/US	9,176	1,051	Microchip Technology Inc	4,759	150
			Micron Technology Inc (a)	21,883	158
See accompanying notes.			80

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
National Semiconductor Corp	6,131 $	78	REPURCHASE AGREEMENTS - 2.89%	(000's)	Value (000's)
Novellus Systems Inc (a)	2,352	63	Banks - 2.89%
NVIDIA Corp (a)	14,691	172	Investment in Joint Trading Account; Bank of	$ 3,178	$ 3,178
QLogic Corp (a)	2,796	49	America Repurchase Agreement; 0.23%
Teradyne Inc (a)	4,641	52	dated 09/30/10 maturing 10/01/10
Texas Instruments Inc	30,590	830	(collateralized by Sovereign Agency Issues;
Xilinx Inc	6,625	176	$3,241,299; 0.00% - 4.50%; dated 10/01/10 -
	$ 6,325		05/04/37)
Software - 3.80%			Investment in Joint Trading Account; Credit Suisse	3,273	3,273
Adobe Systems Inc (a)	13,443	352	Repurchase Agreement; 0.20% dated
Autodesk Inc (a)	5,817	186	09/30/10 maturing 10/01/10 (collateralized by
BMC Software Inc (a)	4,572	185	US Treasury Notes; $3,338,539; 3.38% -
CA Inc	9,905	209	3.50%; dated 06/30/13 - 02/15/18)
Cerner Corp (a)	1,816	152	Investment in Joint Trading Account; Deutsche	508	509
Citrix Systems Inc (a)	4,785	327	Bank Repurchase Agreement; 0.25% dated
Compuware Corp (a)	5,714	49	09/30/10 maturing 10/01/10 (collateralized by
Dun & Bradstreet Corp	1,281	95	Sovereign Agency Issues; $518,608; 0.38% -
Electronic Arts Inc (a)	8,454	139	4.88%; dated 12/17/10 - 11/18/11)
Fidelity National Information Services Inc	6,748	183	Investment in Joint Trading Account; Morgan	953	953
Fiserv Inc (a)	3,842	207	Stanley Repurchase Agreement; 0.20% dated
Intuit Inc (a)	7,236	317	09/30/10 maturing 10/01/10 (collateralized by
Microsoft Corp	194,904	4,773	Sovereign Agency Issue; $972,389; 2.30%;
Novell Inc (a)	8,991	54	dated 08/10/15)
Oracle Corp	99,055	2,660			$ 7,913
Red Hat Inc (a)	4,836	198	TOTAL REPURCHASE AGREEMENTS		$ 7,913
Salesforce.com Inc (a)	2,992	334	Total Investments		$ 273,300
	$ 10,420		Other Assets in Excess of Liabilities, Net - 0.22%		$ 602
Telecommunications - 5.68%			TOTAL NET ASSETS - 100.00%		$ 273,902
American Tower Corp (a)	10,267	526
AT&T Inc	151,237	4,325
CenturyLink Inc	7,715	304	(a) Non-Income Producing Security
Cisco Systems Inc (a)	146,173	3,201	(b) Security or a portion of the security was pledged to cover margin
Corning Inc	39,969	731	requirements for futures contracts. At the end of the period, the value of
Frontier Communications Corp	25,390	207	these securities totaled $2,729 or 1.00% of net assets.
Harris Corp	3,303	146
JDS Uniphase Corp (a)	5,671	70
Juniper Networks Inc (a)	13,307	404
MetroPCS Communications Inc (a)	6,703	70	Unrealized Appreciation (Depreciation)
Motorola Inc (a)	59,734	510	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Qualcomm Inc	41,084	1,854
Qwest Communications International Inc	44,515	279	Unrealized Appreciation		$ 30,557
Sprint Nextel Corp (a)	76,387	354	Unrealized Depreciation		(27,952)
Tellabs Inc	9,762	73	Net Unrealized Appreciation (Depreciation)		$ 2,605
Verizon Communications Inc	72,348	2,358	Cost for federal income tax purposes		$ 270,695
Windstream Corp	12,366	152	All dollar amounts are shown in thousands (000's)
	$ 15,564
Textiles - 0.03%			Portfolio Summary (unaudited)
Cintas Corp	3,404	94	Sector		Percent
			Consumer, Non-cyclical		21.31%
Toys, Games & Hobbies - 0.14%			Financial		17.71%
Hasbro Inc	3,579	159	Technology		12.42%
Mattel Inc	9,207	216	Communications		11.36%
	$ 375		Energy		10.69%
Transportation - 1.87%			Industrial		10.58%
CH Robinson Worldwide Inc	4,245	297	Consumer, Cyclical		8.46%
CSX Corp	9,717	538	Utilities		3.48%
Expeditors International of Washington Inc	5,430	251	Basic Materials		3.35%
FedEx Corp	8,050	688	Exchange Traded Funds		0.38%
Norfolk Southern Corp	9,434	561	Diversified		0.04%
Ryder System Inc	1,342	57	Other Assets in Excess of Liabilities, Net		0.22%
Union Pacific Corp	12,735	1,042	TOTAL NET ASSETS		100.00%
United Parcel Service Inc	25,356	1,691
	$ 5,125
TOTAL COMMON STOCKS	$ 265,387

See accompanying notes.			81

Schedule of Investments
LargeCap S&P 500 Index Account
September 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; December 2010	Long	28 $	7,969	$ 7,957	$ (12)
					$ (12)
All dollar amounts are shown in thousands (000's)

See accompanying notes.		82

Schedule of Investments
LargeCap Value Account
September 30, 2010 (unaudited)

COMMON STOCKS - 99.76%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 3.81%			Healthcare - Products - 1.78%
Archer-Daniels-Midland Co	56,574 $	1,806	Hologic Inc (a)	76,515 $	1,225
Lorillard Inc	27,773	2,230	Johnson & Johnson	24,269	1,504
Philip Morris International Inc	32,000	1,793		$ 2,729
	$ 5,829		Healthcare - Services - 4.41%
Airlines - 0.68%			Aetna Inc	72,314	2,286
Continental Airlines Inc (a)	41,571	1,033	Coventry Health Care Inc (a)	64,561	1,390
			UnitedHealth Group Inc	87,488	3,072
Banks - 10.41%				$ 6,748
Bank of America Corp	92,271	1,210	Insurance - 8.19%
Citigroup Inc (a)	277,590	1,083	ACE Ltd	25,141	1,464
Comerica Inc	25,356	942	Arch Capital Group Ltd (a)	5,283	443
Commerce Bancshares Inc	20,201	759	Assurant Inc	42,708	1,738
JP Morgan Chase & Co	110,102	4,191	Berkshire Hathaway Inc - Class B (a)	31,435	2,599
M&T Bank Corp	8,485	694	Protective Life Corp	68,533	1,491
PNC Financial Services Group Inc	40,410	2,098	Prudential Financial Inc	35,172	1,906
Wells Fargo & Co	196,786	4,945	Unitrin Inc	31,932	779
	$ 15,922		Unum Group	94,857	2,101
Biotechnology - 1.86%				$ 12,521
Amgen Inc (a)	51,520	2,839	Lodging - 0.53%
			Wyndham Worldwide Corp	29,299	805
Chemicals - 1.82%
Ashland Inc	22,731	1,109	Media - 3.88%
Lubrizol Corp	15,734	1,667	CBS Corp	104,978	1,665
	$ 2,776		Gannett Co Inc	118,318	1,447
Coal - 0.84%			McGraw-Hill Cos Inc/The	21,500	711
Arch Coal Inc	48,281	1,290	News Corp - Class A	161,105	2,104
				$ 5,927
Computers - 0.89%			Metal Fabrication & Hardware - 1.01%
EMC Corp/Massachusetts (a)	67,357	1,368	Timken Co	40,420	1,551

Consumer Products - 0.80%			Miscellaneous Manufacturing - 4.94%
Kimberly-Clark Corp	18,838	1,225	Carlisle Cos Inc	4,301	129
			Crane Co	34,819	1,321
Cosmetics & Personal Care - 1.40%			General Electric Co (b)	375,207	6,097
Procter & Gamble Co	35,643	2,138		$ 7,547
			Oil & Gas - 8.05%
Diversified Financial Services - 3.69%			Anadarko Petroleum Corp	36,161	2,063
American Express Co	34,235	1,439	Chevron Corp	73,384	5,948
Ameriprise Financial Inc	50,310	2,381	Exxon Mobil Corp	42,591	2,632
Discover Financial Services	108,912	1,817	Marathon Oil Corp	50,465	1,670
	$ 5,637			$ 12,313
Electric - 3.89%			Oil & Gas Services - 2.27%
Ameren Corp	54,806	1,556	Halliburton Co	41,610	1,376
Duke Energy Corp	72,538	1,285	National Oilwell Varco Inc	19,064	848
Integrys Energy Group Inc	26,031	1,355	Oil States International Inc (a)	26,830	1,249
Pinnacle West Capital Corp	39,127	1,615		$ 3,473
TECO Energy Inc	7,869	136	Pharmaceuticals - 6.48%
	$ 5,947		Bristol-Myers Squibb Co	98,917	2,682
Electrical Components & Equipment - 1.61%			Cephalon Inc (a)	24,811	1,549
Energizer Holdings Inc (a)	13,739	924	Endo Pharmaceuticals Holdings Inc (a)	52,813	1,755
Hubbell Inc	30,257	1,535	Forest Laboratories Inc (a)	61,156	1,891
	$ 2,459		Merck & Co Inc	20,309	748
Electronics - 0.96%			Pfizer Inc	74,488	1,279
Garmin Ltd	20,709	628		$ 9,904
Thomas & Betts Corp (a)	20,526	842	Real Estate - 1.18%
	$ 1,470		Jones Lang LaSalle Inc	20,998	1,812
Food - 2.60%
Corn Products International Inc	44,615	1,673	REITS - 2.41%
Ralcorp Holdings Inc (a)	14,313	837	AvalonBay Communities Inc	8,707	905
SUPERVALU Inc	126,963	1,464	Essex Property Trust Inc	12,869	1,409
	$ 3,974		Host Hotels & Resorts Inc	95,112	1,377
Forest Products & Paper - 1.09%				$ 3,691
International Paper Co	76,850	1,671	Retail - 3.48%
			Big Lots Inc (a)	24,400	811
Gas - 3.65%			Gap Inc/The	66,959	1,248
AGL Resources Inc	33,423	1,282	Wal-Mart Stores Inc	61,079	3,269
NiSource Inc	76,091	1,324		$ 5,328
Questar Corp	82,469	1,445	Savings & Loans - 1.07%
UGI Corp	53,468	1,530	New York Community Bancorp Inc	100,329	1,630
	$ 5,581

See accompanying notes.			83

Schedule of Investments
LargeCap Value Account
September 30, 2010 (unaudited)

			Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Financial	27.68%
Semiconductors - 0.67%			Consumer, Non-cyclical	22.18%
Intel Corp	52,905 $	1,017	Energy	11.16%
			Communications	11.00%
Software - 2.29%			Industrial	8.52%
Microsoft Corp	142,963	3,501	Utilities	7.54%
			Consumer, Cyclical	5.65%
Telecommunications - 7.12%			Technology	3.85%
Amdocs Ltd (a)	37,284	1,068	Basic Materials	2.91%
AT&T Inc	117,282	3,354	Liabilities in Excess of Other Assets, Net	(0.49)%
Frontier Communications Corp	170,111	1,390
Qwest Communications International Inc	305,218	1,914	TOTAL NET ASSETS	100.00%
Sprint Nextel Corp (a)	151,783	703
Tellabs Inc	227,493	1,695
Verizon Communications Inc	23,165	755
		$ 10,879
TOTAL COMMON STOCKS		$ 152,535
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.73%	(000's)	Value (000's)
Banks - 0.73%
Investment in Joint Trading Account; Bank of	$ 450	$ 450
America Repurchase Agreement; 0.23%
dated 09/30/10 maturing 10/01/10
(collateralized by Sovereign Agency Issues;
$458,724; 0.00% - 4.50%; dated 10/01/10 -
05/04/37)
Investment in Joint Trading Account; Credit Suisse	463	463
Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
US Treasury Notes; $472,485; 3.38% -
3.50%; dated 06/30/13 - 02/15/18)
Investment in Joint Trading Account; Deutsche	72	72
Bank Repurchase Agreement; 0.25% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issues; $73,395; 0.38% -
4.88%; dated 12/17/10 - 11/18/11)
Investment in Joint Trading Account; Morgan	135	135
Stanley Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issue; $137,617; 2.30%;
dated 08/10/15)
		$ 1,120
TOTAL REPURCHASE AGREEMENTS		$ 1,120
Total Investments		$ 153,655
Liabilities in Excess of Other Assets, Net - (0.49)%		$ (755)
TOTAL NET ASSETS - 100.00%		$ 152,900

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,138 or 0.74% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 5,733
Unrealized Depreciation		(4,941)
Net Unrealized Appreciation (Depreciation)		$ 792
Cost for federal income tax purposes		$ 152,863
All dollar amounts are shown in thousands (000's)

See accompanying notes.			84

Schedule of Investments
LargeCap Value Account
September 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2010	Long	10 $	543	$ 568	$ 25
					$ 25
All dollar amounts are shown in thousands (000's)

See accompanying notes.		85

Schedule of Investments
LargeCap Value Account III
September 30, 2010 (unaudited)

COMMON STOCKS - 97.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.20%			Banks (continued)
Interpublic Group of Cos Inc (a)	50,300 $	505	PNC Financial Services Group Inc	6,787 $	352
Omnicom Group Inc	1,070	42	Regions Financial Corp	13,652	99
	$ 547		State Street Corp	6,714	253
Aerospace & Defense - 2.18%			SunTrust Banks Inc	5,875	152
Boeing Co/The	32,043	2,132	TCF Financial Corp	2,717	44
General Dynamics Corp	4,571	287	US Bancorp	24,718	534
Goodrich Corp	1,570	116	Valley National Bancorp	2,989	39
L-3 Communications Holdings Inc	1,587	115	Wells Fargo & Co	295,227	7,419
Lockheed Martin Corp	1,142	81		$ 31,550
Northrop Grumman Corp	24,600	1,492	Beverages - 0.80%
Raytheon Co	32,224	1,473	Coca-Cola Co/The	7,944	465
Rockwell Collins Inc	1,285	75	Constellation Brands Inc (a)	55,545	982
Spirit Aerosystems Holdings Inc (a)	1,713	34	Dr Pepper Snapple Group Inc	3,000	107
United Technologies Corp	1,489	106	Molson Coors Brewing Co	2,309	109
	$ 5,911		PepsiCo Inc	7,787	517
Agriculture - 2.54%				$ 2,180
Altria Group Inc	63,006	1,513	Biotechnology - 0.98%
Archer-Daniels-Midland Co	32,054	1,023	Amgen Inc (a)	30,127	1,661
Bunge Ltd	18,883	1,118	Biogen Idec Inc (a)	3,715	208
Lorillard Inc	2,270	182	Bio-Rad Laboratories Inc (a)	356	32
Philip Morris International Inc	43,049	2,411	Gilead Sciences Inc (a)	19,800	705
Reynolds American Inc	10,920	649	Life Technologies Corp (a)	972	45
	$ 6,896			$ 2,651
Airlines - 0.29%			Building Materials - 0.01%
Copa Holdings SA	205	11	Owens Corning Inc (a)	918	24
Delta Air Lines Inc (a)	56,400	657
Southwest Airlines Co	8,573	112	Chemicals - 1.54%
UAL Corp (a)	770	18	Agrium Inc	3,600	270
	$ 798		Ashland Inc	1,381	67
Apparel - 0.58%			Cabot Corp	1,253	41
Jones Apparel Group Inc	20,300	399	CF Industries Holdings Inc	5,100	487
Nike Inc	13,442	1,077	Cytec Industries Inc	903	51
VF Corp	1,214	98	Dow Chemical Co/The	14,746	405
	$ 1,574		Eastman Chemical Co	1,000	74
Automobile Manufacturers - 0.28%			EI du Pont de Nemours & Co	55,145	2,461
Ford Motor Co (a)	62,700	767	FMC Corp	426	29
			Huntsman Corp	3,107	36
Automobile Parts & Equipment - 0.47%			PPG Industries Inc	1,786	130
Autoliv Inc	1,000	65	RPM International Inc	1,163	23
BorgWarner Inc (a)	170	9	Sherwin-Williams Co/The	642	48
Federal-Mogul Corp (a)	263	5	Sigma-Aldrich Corp	173	11
Johnson Controls Inc	3,443	105	Valspar Corp	1,571	50
Lear Corp (a)	7,607	601		$ 4,183
TRW Automotive Holdings Corp (a)	12,128	504	Coal - 0.12%
	$ 1,289		Alpha Natural Resources Inc (a)	1,996	82
Banks - 11.61%			Arch Coal Inc	857	23
Associated Banc-Corp	3,286	43	Massey Energy Co	1,958	61
BancorpSouth Inc	1,595	23	Peabody Energy Corp	3,071	151
Bank of America Corp	423,447	5,552	Walter Energy Inc	213	17
Bank of Hawaii Corp	571	26		$ 334
Bank of New York Mellon Corp/The	13,787	360	Commercial Services - 0.11%
BB&T Corp	32,789	790	Aaron's Inc	594	11
BOK Financial Corp	468	21	Education Management Corp (a)	157	2
Capital One Financial Corp	26,209	1,037	Equifax Inc	2,213	69
CIT Group Inc (a)	2,285	93	H&R Block Inc	3,428	44
Citigroup Inc (a)	385,672	1,504	KAR Auction Services Inc (a)	189	2
City National Corp/CA	824	44	RR Donnelley & Sons Co	3,629	62
Comerica Inc	15,400	572	Service Corp International/US	4,806	42
Commerce Bancshares Inc	1,285	48	Total System Services Inc	2,928	45
Cullen/Frost Bankers Inc	990	53	Towers Watson & Co	689	34
East West Bancorp Inc	2,815	46		$ 311
Fifth Third Bancorp	82,540	993	Computers - 2.37%
First Citizens BancShares Inc/NC	98	18	Brocade Communications Systems Inc (a)	8,247	48
Fulton Financial Corp	3,360	30	Computer Sciences Corp	1,970	91
Goldman Sachs Group Inc/The	11,987	1,733	Dell Inc (a)	75,900	984
JP Morgan Chase & Co	217,545	8,282	Diebold Inc	984	30
KeyCorp	11,396	91	EMC Corp/Massachusetts (a)	96,493	1,960
M&T Bank Corp	954	78	Hewlett-Packard Co	24,400	1,026
Morgan Stanley	46,288	1,142	IBM Corp	15,205	2,040
Northern Trust Corp	1,642	79	Lexmark International Inc (a)	1,496	67

See accompanying notes.			86

Schedule of Investments
LargeCap Value Account III
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics - 0.93%
Seagate Technology PLC (a)	2,356 $	28	Arrow Electronics Inc (a)	1,928 $	52
Synopsys Inc (a)	2,499	62	Avnet Inc (a)	2,820	76
Western Digital Corp (a)	3,142	89	AVX Corp	717	10
	$ 6,425		Garmin Ltd	32,556	988
Consumer Products - 0.40%			Jabil Circuit Inc	962	14
Avery Dennison Corp	1,754	65	Tech Data Corp (a)	961	39
Clorox Co	136	9	Thermo Fisher Scientific Inc (a)	6,302	302
Fortune Brands Inc	2,356	116	Thomas & Betts Corp (a)	5,991	245
Jarden Corp	1,683	52	Tyco Electronics Ltd	26,000	760
Kimberly-Clark Corp	12,899	840	Vishay Intertechnology Inc (a)	2,811	27
	$ 1,082			$ 2,513
Cosmetics & Personal Care - 1.57%			Energy - Alternate Sources - 0.01%
Alberto-Culver Co	1,234	46	Covanta Holding Corp	2,227	35
Procter & Gamble Co	70,378	4,221
	$ 4,267		Engineering & Contruction - 0.12%
Distribution & Wholesale - 0.06%			Aecom Technology Corp (a)	1,213	29
Genuine Parts Co	2,106	94	Chicago Bridge & Iron Co NV (a)	1,070	26
Ingram Micro Inc (a)	3,100	52	Fluor Corp	1,916	95
WESCO International Inc (a)	395	16	Jacobs Engineering Group Inc (a)	856	33
	$ 162		KBR Inc	2,643	65
			McDermott International Inc (a)	856	13
Diversified Financial Services - 1.82%			Shaw Group Inc/The (a)	652	22
AmeriCredit Corp (a)	1,213	30	URS Corp (a)	1,394	53
Ameriprise Financial Inc	48,191	2,281
CME Group Inc	881	229		$ 336
Discover Financial Services	7,278	121	Entertainment - 0.01%
Federated Investors Inc	526	12	International Speedway Corp	360	9
Franklin Resources Inc	20,100	2,149	Madison Square Garden Inc (a)	714	15
Invesco Ltd	3,731	79		$ 24
NASDAQ OMX Group Inc/The (a)	2,163	42	Environmental Control - 0.11%
	$ 4,943		Republic Services Inc	2,591	79
Electric - 4.55%			Waste Management Inc	6,195	221
AES Corp/The (a)	8,714	99		$ 300
Alliant Energy Corp	2,117	77	Food - 2.24%
Ameren Corp	4,533	129	Campbell Soup Co	1,210	43
American Electric Power Co Inc	66,556	2,411	ConAgra Foods Inc	36,189	794
CMS Energy Corp	10,844	195	Corn Products International Inc	1,426	53
Consolidated Edison Inc	3,642	176	Dean Foods Co (a)	3,214	33
Constellation Energy Group Inc	28,185	909	Del Monte Foods Co	3,786	50
Dominion Resources Inc/VA	50,879	2,221	General Mills Inc	3,990	146
DPL Inc	1,938	51	HJ Heinz Co	3,071	145
DTE Energy Co	2,332	107	Hormel Foods Corp	1,282	57
Duke Energy Corp	17,555	311	JM Smucker Co/The	3,828	232
Edison International	22,915	788	Kellogg Co	499	25
Entergy Corp	2,530	194	Kraft Foods Inc	23,814	735
Exelon Corp	8,511	362	Kroger Co/The	6,929	150
FirstEnergy Corp	4,074	157	McCormick & Co Inc/MD	1,263	53
Great Plains Energy Inc	2,578	49	Ralcorp Holdings Inc (a)	1,019	60
Integrys Energy Group Inc	1,430	74	Safeway Inc	43,791	926
NextEra Energy Inc	5,542	301	Sara Lee Corp	64,900	872
Northeast Utilities	3,268	97	Smithfield Foods Inc (a)	43,400	730
NRG Energy Inc (a)	4,500	94	Sysco Corp	31,869	909
NV Energy Inc	38,500	506	Tyson Foods Inc	5,286	85
OGE Energy Corp	1,838	73		$ 6,098
Pepco Holdings Inc	44,500	828	Forest Products & Paper - 0.14%
PG&E Corp	4,796	218	Domtar Corp	713	46
Pinnacle West Capital Corp	15,676	647	International Paper Co	1,714	37
PPL Corp	6,212	169	MeadWestvaco Corp	3,277	80
Progress Energy Inc	3,699	164	Plum Creek Timber Co Inc	1,643	58
Public Service Enterprise Group Inc	6,573	217	Rayonier Inc	999	50
SCANA Corp	2,000	81	Weyerhaeuser Co	7,778	123
Southern Co	9,394	350		$ 394
TECO Energy Inc	4,077	71	Gas - 1.37%
Wisconsin Energy Corp	1,476	85	AGL Resources Inc	1,478	57
Xcel Energy Inc	6,001	138	Atmos Energy Corp	1,762	51
	$ 12,349		CenterPoint Energy Inc	7,814	123
Electrical Components & Equipment - 0.05%			Energen Corp	1,373	63
Energizer Holdings Inc (a)	1,213	82	National Fuel Gas Co	1,342	69
General Cable Corp (a)	571	15	NiSource Inc	37,269	649
Hubbell Inc	643	33	Questar Corp	3,197	56
	$ 130		Sempra Energy	38,724	2,083

See accompanying notes.			87

Schedule of Investments
LargeCap Value Account III
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Gas (continued)			Insurance (continued)
Southern Union Co	2,130 $	51	PartnerRe Ltd	1,357 $	109
UGI Corp	16,902	484	Progressive Corp/The	7,638	159
Vectren Corp	1,507	39	Protective Life Corp	1,639	36
	$ 3,725		Prudential Financial Inc	6,213	337
Hand & Machine Tools - 0.05%			Reinsurance Group of America Inc	1,285	62
Stanley Black & Decker Inc	2,085	128	RenaissanceRe Holdings Ltd	1,000	60
			StanCorp Financial Group Inc	939	36
Healthcare - Products - 3.89%			Symetra Financial Corp	421	4
Beckman Coulter Inc	1,301	63	Torchmark Corp	1,429	76
Boston Scientific Corp (a)	17,216	106	Transatlantic Holdings Inc	1,142	58
Cooper Cos Inc/The	670	31	Travelers Cos Inc/The	67,662	3,525
Covidien PLC	49,672	1,996	Unitrin Inc	805	20
Hill-Rom Holdings Inc	136	5	Unum Group	4,454	99
Johnson & Johnson	129,767	8,041	Validus Holdings Ltd	1,352	36
Kinetic Concepts Inc (a)	1,059	39	Wesco Financial Corp	24	8
Medtronic Inc	3,907	131	WR Berkley Corp	2,314	63
Zimmer Holdings Inc (a)	2,948	154	XL Group PLC	29,812	646
	$ 10,566			$ 17,023
Healthcare - Services - 0.77%			Internet - 0.69%
Aetna Inc	6,176	195	AOL Inc (a)	2,083	52
CIGNA Corp	4,248	152	eBay Inc (a)	55,676	1,359
Community Health Systems Inc (a)	5,100	158	Expedia Inc	2,142	60
Coventry Health Care Inc (a)	2,814	61	Liberty Media Corp - Interactive (a)	7,882	108
Health Net Inc (a)	1,989	54	Symantec Corp (a)	9,429	143
Humana Inc (a)	2,428	122	Yahoo! Inc (a)	10,231	145
LifePoint Hospitals Inc (a)	1,039	36		$ 1,867
Quest Diagnostics Inc	356	18	Investment Companies - 0.02%
UnitedHealth Group Inc	27,556	968	Ares Capital Corp	3,357	53
Universal Health Services Inc	1,499	58
WellPoint Inc (a)	4,571	259	Iron & Steel - 0.78%
	$ 2,081		Cliffs Natural Resources Inc	10,800	690
Home Builders - 0.42%			Nucor Corp	26,310	1,005
DR Horton Inc	20,925	233	Reliance Steel & Aluminum Co	1,205	50
NVR Inc (a)	925	599	Schnitzer Steel Industries Inc	323	16
Pulte Group Inc (a)	35,200	308	Steel Dynamics Inc	24,700	349
	$ 1,140			$ 2,110
Home Furnishings - 0.02%			Leisure Products & Services - 0.25%
Whirlpool Corp	785	64	Carnival Corp	3,121	119
			Royal Caribbean Cruises Ltd (a)	17,400	549
Housewares - 0.03%				$ 668
Newell Rubbermaid Inc	5,167	92	Lodging - 0.04%
			Choice Hotels International Inc	405	15
Insurance - 6.27%			Wyndham Worldwide Corp	3,142	86
ACE Ltd	41,440	2,414		$ 101
Aflac Inc	38,727	2,002	Machinery - Construction & Mining - 0.63%
Alleghany Corp (a)	123	37	Caterpillar Inc	17,800	1,400
Allied World Assurance Co Holdings Ltd	948	54	Terex Corp (a)	13,000	298
Allstate Corp/The	15,399	486		$ 1,698
American Financial Group Inc/OH	1,646	50	Machinery - Diversified - 0.67%
American National Insurance Co	136	10	AGCO Corp (a)	1,727	67
Aon Corp	3,606	141	CNH Global NV (a)	394	15
Arch Capital Group Ltd (a)	873	73	Cummins Inc	8,194	742
Arthur J Gallagher & Co	1,356	36	Deere & Co	14,258	995
Aspen Insurance Holdings Ltd	1,587	48	IDEX Corp	204	7
Assurant Inc	2,000	81		$ 1,826
Axis Capital Holdings Ltd	1,571	52	Media - 6.32%
Berkshire Hathaway Inc - Class B (a)	34,908	2,886
			Cablevision Systems Corp	36,144	947
Brown & Brown Inc	981	20	CBS Corp	47,831	758
Chubb Corp	7,574	431	Comcast Corp - Class A	225,100	4,070
Cincinnati Financial Corp	2,764	80	DIRECTV (a)	72,656	3,024
CNA Financial Corp (a)	272	8	Discovery Communications Inc - A Shares (a)	1,356	59
Endurance Specialty Holdings Ltd	607	24	DISH Network Corp	3,500	67
Erie Indemnity Co	147	8	Gannett Co Inc	25,150	307
Everest Re Group Ltd	1,071	93	Liberty Global Inc - A Shares (a)	2,858	88
Hanover Insurance Group Inc/The	853	40	Liberty Media Corp - Starz (a)	927	60
Hartford Financial Services Group Inc	4,644	106	McGraw-Hill Cos Inc/The	1,642	54
HCC Insurance Holdings Inc	2,148	56	Meredith Corp	357	12
Lincoln National Corp	4,047	97	New York Times Co/The (a)	1,908	15
Loews Corp	4,212	160	News Corp - Class A	118,808	1,552
Marsh & McLennan Cos Inc	802	19	Thomson Reuters Corp	2,856	107
MetLife Inc	56,625	2,177
See accompanying notes.			88

Schedule of Investments
LargeCap Value Account III
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Media (continued)			Oil & Gas Services (continued)
Time Warner Cable Inc	29,455 $	1,590	Oil States International Inc (a)	949 $	44
Time Warner Inc	48,145	1,476	Schlumberger Ltd	1,984	122
Viacom Inc	6,346	230	SEACOR Holdings Inc (a)	433	37
Walt Disney Co/The	82,097	2,719	Weatherford International Ltd (a)	5,000	85
Washington Post Co/The	109	44		$ 1,934
	$ 17,179		Packaging & Containers - 0.25%
Metal Fabrication & Hardware - 0.10%			Ball Corp	1,285	76
Commercial Metals Co	18,200	264	Bemis Co Inc	2,068	66
Timken Co	428	16	Greif Inc	636	37
	$ 280		Owens-Illinois Inc (a)	1,999	56
Mining - 0.39%			Packaging Corp of America	1,768	41
Alcoa Inc	9,929	120	Pactiv Corp (a)	204	7
Freeport-McMoRan Copper & Gold Inc	10,900	931	Sealed Air Corp	13,337	299
	$ 1,051		Sonoco Products Co	1,911	64
Miscellaneous Manufacturing - 3.95%			Temple-Inland Inc	1,571	29
Aptargroup Inc	1,297	59		$ 675
Carlisle Cos Inc	854	26	Pharmaceuticals - 6.72%
Cooper Industries PLC	6,300	308	Abbott Laboratories	1,713	89
Crane Co	916	35	AstraZeneca PLC ADR	23,700	1,202
Dover Corp	1,275	67	Bristol-Myers Squibb Co	95,762	2,596
Eaton Corp	8,043	664	Cardinal Health Inc	3,358	111
General Electric Co	207,280	3,368	Cephalon Inc (a)	1,396	87
Honeywell International Inc	45,318	1,991	Eli Lilly & Co	12,027	439
Ingersoll-Rand PLC	35,725	1,275	Endo Pharmaceuticals Holdings Inc (a)	2,241	75
ITT Corp	26,461	1,239	Forest Laboratories Inc (a)	4,149	128
Leggett & Platt Inc	1,099	25	King Pharmaceuticals Inc (a)	4,749	47
Parker Hannifin Corp	14,000	981	McKesson Corp	2,213	137
Pentair Inc	879	30	Mead Johnson Nutrition Co	2,025	115
SPX Corp	7,046	446	Merck & Co Inc	100,225	3,689
Tyco International Ltd	5,786	212	Mylan Inc/PA (a)	857	16
	$ 10,726		NBTY Inc (a)	1,048	58
Office & Business Equipment - 0.48%			Omnicare Inc	2,013	48
Pitney Bowes Inc	1,071	23	Pfizer Inc	451,830	7,758
Xerox Corp	122,659	1,269	Teva Pharmaceutical Industries Ltd ADR	29,700	1,567
	$ 1,292		Watson Pharmaceuticals Inc (a)	2,125	90
Oil & Gas - 10.91%				$ 18,252
Anadarko Petroleum Corp	42,667	2,434	Pipelines - 0.15%
Apache Corp	29,190	2,854	El Paso Corp	7,576	94
Atwood Oceanics Inc (a)	818	25	Spectra Energy Corp	8,511	192
Cabot Oil & Gas Corp	1,976	59	Williams Cos Inc	6,536	125
Chesapeake Energy Corp	8,588	194		$ 411
Chevron Corp	74,154	6,010	Real Estate - 0.01%
ConocoPhillips	39,662	2,278	Forest City Enterprises Inc (a)	2,098	27
Devon Energy Corp	24,558	1,590
Ensco PLC ADR	22,100	988	REITS - 0.95%
EQT Corp	59,200	2,135	Alexandria Real Estate Equities Inc	822	57
Exxon Mobil Corp	36,275	2,242	Annaly Capital Management Inc	7,854	138
Forest Oil Corp (a)	18,100	538	Apartment Investment & Management Co	1,071	23
Helmerich & Payne Inc	1,747	71	AvalonBay Communities Inc	1,045	108
Hess Corp	21,247	1,256	Boston Properties Inc	1,814	151
Marathon Oil Corp	44,262	1,465	Brandywine Realty Trust	2,461	30
Murphy Oil Corp	2,229	138	BRE Properties Inc	1,218	50
Newfield Exploration Co (a)	16,921	972	Camden Property Trust	1,277	61
Nexen Inc	34,600	695	Chimera Investment Corp	16,405	65
Noble Energy Inc	2,294	172	CommonWealth REIT	1,236	32
Occidental Petroleum Corp	34,334	2,689	Corporate Office Properties Trust	1,099	41
Pioneer Natural Resources Co	1,529	99	Douglas Emmett Inc	2,323	41
Rowan Cos Inc (a)	1,785	54	Equity Residential	3,358	160
SM Energy Co	367	14	Essex Property Trust Inc	357	39
Sunoco Inc	2,142	78	Federal Realty Investment Trust	428	35
Total SA ADR	6,400	330	General Growth Properties Inc	835	13
Unit Corp (a)	782	29	HCP Inc	3,724	134
Valero Energy Corp	7,461	131	Health Care REIT Inc	2,213	105
Whiting Petroleum Corp (a)	879	84	Hospitality Properties Trust	2,338	52
	$ 29,624		Host Hotels & Resorts Inc	8,549	124
Oil & Gas Services - 0.71%			Kimco Realty Corp	5,154	81
Baker Hughes Inc	3,562	152	Liberty Property Trust	2,138	68
Cameron International Corp (a)	1,856	80	Mack-Cali Realty Corp	1,498	49
National Oilwell Varco Inc	30,529	1,358	Nationwide Health Properties Inc	2,142	83
Oceaneering International Inc (a)	1,049	56	Piedmont Office Realty Trust Inc	883	17
			Public Storage Inc	248	24
See accompanying notes.			89

Schedule of Investments
LargeCap Value Account III
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Telecommunications (continued)
Realty Income Corp	1,998 $	67	Verizon Communications Inc	74,284 $	2,421
Regency Centers Corp	1,493	59	Virgin Media Inc	3,785	87
Senior Housing Properties Trust	2,423	57	Vodafone Group PLC ADR	37,300	925
Simon Property Group Inc	1,143	106	Windstream Corp	4,759	59
SL Green Realty Corp	1,471	93			$ 18,297
Taubman Centers Inc	1,017	45	Toys, Games & Hobbies - 0.02%
UDR Inc	2,881	61	Mattel Inc	2,714	64
Ventas Inc	2,048	106
Vornado Realty Trust	1,857	159	Transportation - 1.21%
Weingarten Realty Investors	2,000	44	CSX Corp	4,988	276
	$ 2,578		FedEx Corp	1,286	110
Retail - 3.97%			Frontline Ltd/Bermuda	136	4
Abercrombie & Fitch Co	395	16	Kirby Corp (a)	961	38
American Eagle Outfitters Inc	2,785	42	Norfolk Southern Corp	4,743	282
AutoNation Inc (a)	830	19	Tidewater Inc	988	44
CVS Caremark Corp	81,042	2,550	Union Pacific Corp	31,106	2,545
Foot Locker Inc	24,059	350			$ 3,299
GameStop Corp (a)	2,714	53	Water - 0.03%
Gap Inc/The	161,819	3,016	American Water Works Co Inc	3,323	77
Kohl's Corp (a)	16,727	881
Lowe's Cos Inc	4,644	104	TOTAL COMMON STOCKS		$ 265,800
Macy's Inc	5,144	119		Maturity
Office Depot Inc (a)	67,100	309		Amount
RadioShack Corp	2,083	44	REPURCHASE AGREEMENTS - 1.43%	(000's)	Value (000's)
Ross Stores Inc	14,800	808	Banks - 1.43%
Sears Holdings Corp (a)	785	57
Signet Jewelers Ltd (a)	1,632	52	Investment in Joint Trading Account; Bank of	$ 1,563	$ 1,564
			America Repurchase Agreement; 0.23%
TJX Cos Inc	37,700	1,682	dated 09/30/10 maturing 10/01/10
Walgreen Co	1,499	50	(collateralized by Sovereign Agency Issues;
Wal-Mart Stores Inc	11,997	642	$1,594,684; 0.00% - 4.50%; dated 10/01/10 -
	$ 10,794		05/04/37)
Savings & Loans - 0.13%			Investment in Joint Trading Account; Credit Suisse	1,610	1,610
First Niagara Financial Group Inc	3,991	46	Repurchase Agreement; 0.20% dated
Hudson City Bancorp Inc	7,644	94	09/30/10 maturing 10/01/10 (collateralized by
New York Community Bancorp Inc	5,648	92	US Treasury Notes; $1,642,525; 3.38% -
People's United Financial Inc	6,573	86	3.50%; dated 06/30/13 - 02/15/18)
Washington Federal Inc	2,088	32	Investment in Joint Trading Account; Deutsche	250	250
	$ 350		Bank Repurchase Agreement; 0.25% dated
Semiconductors - 0.96%			09/30/10 maturing 10/01/10 (collateralized by
Advanced Micro Devices Inc (a)	6,883	49	Sovereign Agency Issues; $255,149; 0.38% -
Atmel Corp (a)	816	7	4.88%; dated 12/17/10 - 11/18/11)
Fairchild Semiconductor International Inc (a)	2,371	22	Investment in Joint Trading Account; Morgan	469	469
Intel Corp	107,223	2,061	Stanley Repurchase Agreement; 0.20% dated
International Rectifier Corp (a)	1,344	28	09/30/10 maturing 10/01/10 (collateralized by
LSI Corp (a)	12,428	57	Sovereign Agency Issue; $478,406; 2.30%;
Micron Technology Inc (a)	15,894	115	dated 08/10/15)
PMC - Sierra Inc (a)	4,259	31			$ 3,893
Texas Instruments Inc	8,494	231	TOTAL REPURCHASE AGREEMENTS		$ 3,893
	$ 2,601		Total Investments		$ 269,693
Software - 1.87%			Other Assets in Excess of Liabilities, Net - 0.71%		$ 1,941
Activision Blizzard Inc	7,024	76	TOTAL NET ASSETS - 100.00%		$ 271,634
Broadridge Financial Solutions Inc	204	5
CA Inc	1,286	27
Fidelity National Information Services Inc	3,019	82	(a) Non-Income Producing Security
Fiserv Inc (a)	966	52
Microsoft Corp	152,884	3,744
Oracle Corp	40,543	1,088	Unrealized Appreciation (Depreciation)
	$ 5,074		The net federal income tax unrealized appreciation (depreciation) and federal tax
Telecommunications - 6.74%			cost of investments held as of the period end were as follows:
Amdocs Ltd (a)	2,643	76
AT&T Inc	266,607	7,625	Unrealized Appreciation		$ 20,814
CenturyLink Inc	20,936	826	Unrealized Depreciation		(11,378)
Cisco Systems Inc (a)	90,089	1,973
CommScope Inc (a)	1,793	43	Net Unrealized Appreciation (Depreciation)		$ 9,436
			Cost for federal income tax purposes		$ 260,257
Corning Inc	75,699	1,384	All dollar amounts are shown in thousands (000's)
EchoStar Holding Corp (a)	748	14
Frontier Communications Corp	11,147	91
Motorola Inc (a)	246,411	2,102
Qwest Communications International Inc	19,854	125
Sprint Nextel Corp (a)	106,000	490
Tellabs Inc	7,573	56
See accompanying notes.			90

Schedule of Investments
LargeCap Value Account III
September 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		22.24%
Consumer, Non-cyclical		20.03%
Communications		13.95%
Energy		11.90%
Industrial		10.25%
Consumer, Cyclical		6.44%
Utilities		5.95%
Technology		5.68%
Basic Materials		2.85%
Other Assets in Excess of Liabilities, Net		0.71%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; December 2010	Long	105 $	5,831	$ 5,968	$ 137
					$ 137

All dollar amounts are shown in thousands (000's)

See accompanying notes.		91

Schedule of Investments
MidCap Blend Account
September 30, 2010 (unaudited)

COMMON STOCKS - 99.64%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.26%			Insurance (continued)
Lamar Advertising Co (a)	43,095 $	1,371	Loews Corp	367,358 $	13,923
			Markel Corp (a)	31,717	10,929
Aerospace & Defense - 0.82%			Marsh & McLennan Cos Inc	167,710	4,045
Alliant Techsystems Inc (a)	57,071	4,303	Mercury General Corp	20,089	821
			Progressive Corp/The	222,310	4,640
Banks - 0.64%			White Mountains Insurance Group Ltd	14,793	4,563
CIT Group Inc (a)	82,338	3,361		$ 62,023
			Internet - 0.93%
Commercial Services - 7.89%			Liberty Media Corp - Interactive (a)	353,050	4,840
CoreLogic Inc	103,434	1,982
Iron Mountain Inc	624,787	13,958	Investment Companies - 0.21%
Lender Processing Services Inc	132,032	4,387	RHJ International (a),(b)	132,115	1,095
Moody's Corp	292,526	7,307
SAIC Inc (a)	517,198	8,265	Media - 11.64%
Western Union Co/The	304,678	5,384	Discovery Communications Inc - A Shares (a)	36,593	1,594
	$ 41,283		Discovery Communications Inc - C Shares (a)	289,184	11,044
Consumer Products - 1.84%			DISH Network Corp	557,404	10,680
Clorox Co	144,100	9,620	Liberty Global Inc - A Shares (a)	294,691	9,079
			Liberty Global Inc - B Shares (a)	97,462	2,979
Distribution & Wholesale - 0.33%			Liberty Media Corp - Capital Series A (a)	358,264	18,651
Fastenal Co	31,906	1,697	Liberty Media Corp - Starz (a)	49,926	3,239
			Washington Post Co/The	8,968	3,582
Diversified Financial Services - 2.46%				$ 60,848
Ameriprise Financial Inc	87,820	4,156	Mining - 5.29%
Onex Corp	310,471	8,724	Franco-Nevada Corp	328,621	10,339
	$ 12,880		Newmont Mining Corp	197,776	12,422
Electric - 2.31%			Royal Gold Inc	98,448	4,907
AES Corp/The (a)	290,981	3,303		$ 27,668
Allegheny Energy Inc	174,229	4,272	Miscellaneous Manufacturing - 0.90%
Brookfield Infrastructure Partners LP	34,968	678	Tyco International Ltd	128,359	4,715
Calpine Corp (a)	306,850	3,820
	$ 12,073		Oil & Gas - 5.98%
Electronics - 1.12%			Cimarex Energy Co	63,442	4,199
Gentex Corp	298,833	5,830	Denbury Resources Inc (a)	283,399	4,503
			EOG Resources Inc	86,616	8,053
Energy - Alternate Sources - 1.97%			EQT Corp	188,195	6,786
Covanta Holding Corp	655,138	10,318	Nabors Industries Ltd (a)	134,560	2,430
			Newfield Exploration Co (a)	33,828	1,943
Entertainment - 0.96%			QEP Resources Inc	111,129	3,349
Ascent Media Corp (a)	33,274	889		$ 31,263
International Game Technology	287,029	4,147	Oil & Gas Services - 0.27%
	$ 5,036		Weatherford International Ltd (a)	83,720	1,432
Food - 2.17%
Kellogg Co	92,963	4,696	Pharmaceuticals - 2.17%
Sysco Corp	232,712	6,637	Mead Johnson Nutrition Co	82,439	4,691
	$ 11,333		Valeant Pharmaceuticals International Inc	265,260	6,645
Gas - 1.55%				$ 11,336
National Fuel Gas Co	79,600	4,124	Pipelines - 2.78%
Questar Corp	226,583	3,972	Spectra Energy Corp	316,750	7,143
	$ 8,096		Williams Cos Inc	386,306	7,382
Healthcare - Products - 3.61%				$ 14,525
Becton Dickinson and Co	55,540	4,115	Real Estate - 2.74%
Covidien PLC	108,837	4,374	Brookfield Asset Management Inc	387,833	11,003
DENTSPLY International Inc	177,248	5,667	Forest City Enterprises Inc (a)	257,419	3,303
St Jude Medical Inc (a)	119,942	4,719		$ 14,306
	$ 18,875		REITS - 0.34%
Healthcare - Services - 4.59%			General Growth Properties Inc	115,111	1,796
Coventry Health Care Inc (a)	179,369	3,862
Laboratory Corp of America Holdings (a)	201,732	15,822	Retail - 8.83%
Lincare Holdings Inc	172,915	4,338	AutoZone Inc (a)	27,610	6,320
	$ 24,022		Copart Inc (a)	125,924	4,152
Holding Companies - Diversified - 1.56%			O'Reilly Automotive Inc (a)	396,985	21,120
Leucadia National Corp (a)	346,138	8,176	TJX Cos Inc	193,119	8,619
			Yum! Brands Inc	129,817	5,979
Insurance - 11.86%				$ 46,190
Aon Corp	137,928	5,394	Semiconductors - 1.03%
Brown & Brown Inc	267,489	5,401	Microchip Technology Inc	170,799	5,372
Everest Re Group Ltd	116,362	10,062
Fidelity National Financial Inc	38,400	603	Software - 5.57%
First American Financial Corp	109,930	1,642	Broadridge Financial Solutions Inc	153,008	3,499

See accompanying notes.			92

Schedule of Investments
MidCap Blend Account
September 30, 2010 (unaudited)

			Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Consumer, Non-cyclical	22.27%
Software (continued)			Financial	18.29%
Dun & Bradstreet Corp	99,957 $	7,411
Fidelity National Information Services Inc	226,448	6,144	Communications	15.56%
Intuit Inc (a)	158,939	6,963	Consumer, Cyclical	12.32%
Microsoft Corp	207,762	5,088	Energy	11.00%
			Technology	6.60%
		$ 29,105	Basic Materials	5.29%
Telecommunications - 2.73%			Utilities	3.86%
American Tower Corp (a)	102,220	5,240
EchoStar Holding Corp (a)	177,896	3,394	Industrial	2.93%
			Diversified	1.56%
Telephone & Data Systems Inc	19,414	637	Other Assets in Excess of Liabilities, Net	0.32%
Telephone & Data Systems Inc - Special Shares	177,297	5,026	TOTAL NET ASSETS	100.00%
		$ 14,297
Textiles - 2.20%
Cintas Corp	305,021	8,403
Mohawk Industries Inc (a)	58,551	3,121
		$ 11,524
Transportation - 0.09%
Heartland Express Inc	31,697	471

TOTAL COMMON STOCKS		$ 521,080
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.04%	(000's)	Value (000's)
Banks - 0.04%
Investment in Joint Trading Account; Bank of	$ 84	$ 84
America Repurchase Agreement; 0.23%
dated 09/30/10 maturing 10/01/10
(collateralized by Sovereign Agency Issues;
$85,528; 0.00% - 4.50%; dated 10/01/10 -
05/04/37)
Investment in Joint Trading Account; Credit Suisse	86	86
Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
US Treasury Notes; $88,093; 3.38% - 3.50%;
dated 06/30/13 - 02/15/18)
Investment in Joint Trading Account; Deutsche	13	14
Bank Repurchase Agreement; 0.25% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issues; $13,684; 0.38% -
4.88%; dated 12/17/10 - 11/18/11)
Investment in Joint Trading Account; Morgan	25	25
Stanley Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issue; $25,658; 2.30%;
dated 08/10/15)
		$ 209
TOTAL REPURCHASE AGREEMENTS		$ 209
Total Investments		$ 521,289
Other Assets in Excess of Liabilities, Net - 0.32%		$ 1,696
TOTAL NET ASSETS - 100.00%		$ 522,985

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,095 or 0.21% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 74,646
Unrealized Depreciation		(39,786)
Net Unrealized Appreciation (Depreciation)		$ 34,860
Cost for federal income tax purposes		$ 486,429
All dollar amounts are shown in thousands (000's)

See accompanying notes.			93

Schedule of Investments
Money Market Account
September 30, 2010 (unaudited)

COMMON STOCKS - 2.68%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 2.68%				Amount
BlackRock Liquidity Funds TempFund Portfolio	5,000,000 $	5,000	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
DWS Money Market Series	3,600,000	3,600	Indiana - 0.13%
		$ 8,600	Ball State University Foundation Inc
TOTAL COMMON STOCKS		$ 8,600	0.29%, 9/1/2031	$ 400	$ 400
	Principal
	Amount		Iowa - 0.44%
BONDS - 5.59%	(000's)	Value (000's)	Iowa Finance Authority GNMA/FNMA GO OF
Automobile Asset Backed Securities - 1.66%			AUTH
Bank of America Auto Trust			0.25%, 1/1/2038	1,400	1,400
0.62%, 7/15/2011	$ 636	$ 636
Hyundai Auto Receivables Trust			Massachusetts - 0.25%
0.37%, 9/15/2011	1,500	1,500	Massachusetts Health & Educational Facilities
Nissan Auto Lease Trust			Authority
0.56%, 6/15/2011	707	708	0.25%, 10/1/2034	800	800
Nissan Auto Receivables Owner Trust
0.36%, 10/17/2011	1,300	1,300	Michigan - 0.16%
Toyota Auto Receivables Owner Trust			Calvin College
0.56%, 7/15/2011	1,176	1,177	0.28%, 10/1/2037	500	500
		$ 5,321
Banks - 0.62%			Mississippi - 0.62%
JP Morgan Chase Bank NA			Mississippi Business Finance Corp
0.26%, 10/21/2010(a)	2,000	2,000	0.35%, 11/1/2023	2,000	2,000

Diversified Financial Services - 0.62%			New Mexico - 1.23%
MetLife			City of Albuquerque NM
0.73%, 11/16/2010(b)	2,000	2,000	0.33%, 8/1/2025	1,450	1,450
			City of Las Cruces NM
Insurance - 1.53%			0.28%, 12/1/2018	1,300	1,300
Berkshire Hathaway Inc			Village of Los Lunas NM
0.39%, 11/10/2010(a)	2,900	2,900	0.33%, 2/1/2025	1,200	1,200
New York Life Insurance Co					$ 3,950
0.51%, 10/28/2010(a),(b)	2,000	2,000	New York - 3.51%
		$ 4,900	New York City Housing Development Corp
Other Asset Backed Securities - 1.16%			0.25%, 6/15/2034	2,350	2,350
CNH Equipment Trust			0.25%, 12/1/2035	1,175	1,175
0.35%, 4/15/2011	1,522	1,521	0.27%, 7/1/2013	835	835
GE Equipment Midticket LLC			0.37%, 6/1/2039	2,200	2,200
0.35%, 9/14/2011(c)	1,200	1,200	New York State Housing Finance
Volvo Financial Equipment LLC			Agency FANNIE MAE
0.51%, 5/16/2011(a),(c)	983	983	0.25%, 11/1/2036	900	900
		$ 3,704	0.25%, 11/15/2036	900	900
TOTAL BONDS		$ 17,925	0.29%, 5/15/2033	1,460	1,460
	Principal		0.31%, 5/15/2037	1,400	1,400
	Amount				$ 11,220
MUNICIPAL BONDS - 12.55%	(000's)	Value (000's)	North Carolina - 0.15%
California - 1.22%			Rowan County Industrial Facilities & Pollution
California Statewide Communities Development			Control Financing Authority
Authority FANNIE MAE			0.33%, 4/1/2022	490	490
0.32%, 12/15/2036	$ 750	$ 750
Santa Rosa Rancheria Tachi Yokut Tribe			Ohio - 0.59%
Enterprise			City of Cleveland OH
0.30%, 9/1/2019	3,165	3,165	0.27%, 1/1/2012	910	910
		$ 3,915	State of Ohio
			0.31%, 5/1/2042	1,000	1,000
Colorado - 0.84%					$ 1,910
City of Colorado Springs CO
0.28%, 11/1/2027	2,000	2,000	Pennsylvania - 0.77%
Sheridan Redevelopment Agency			City of Reading PA
0.75%, 12/1/2029	700	700	0.28%, 11/1/2031	600	600
		$ 2,700	Luzerne County Industrial Development
			Authority
Connecticut - 0.75%			0.33%, 2/1/2021	1,120	1,120
Connecticut Housing Finance Authority GO OF			Montgomery County Industrial Development
AUTH			Authority/PA
0.25%, 5/15/2033(a)	2,400	2,400
			0.42%, 8/1/2037	750	750

Illinois - 0.59%					$ 2,470
City of Chicago IL			Rhode Island - 0.59%
0.64%, 12/15/2010	900	900	Rhode Island Student Loan Authority GTD STD
Memorial Health System/IL			LNS
0.29%, 10/1/2024	1,000	1,000	0.25%, 6/1/2048	1,900	1,900
		$ 1,900

See accompanying notes.			94

Schedule of Investments
Money Market Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Texas - 0.31%			Banks (continued)
South Central Texas Industrial Development Corp			Royal Bank of Scotland Group PLC
0.27%, 5/1/2020	$ 1,000	$ 1,000	0.34%, 10/28/2010(c),(d)	$ 1,500	$ 1,500
			0.45%, 10/12/2010(c),(d)	1,600	1,600
Washington - 0.40%			Skandinaviska Enskilda Banken AB
Washington State Housing Finance Commission			0.30%, 10/1/2010(c),(d)	1,000	1,000
0.30%, 6/15/2037	800	800	0.35%, 11/17/2010(c),(d)	2,100	2,099
0.32%, 5/15/2033	20	20	Standard Chartered Bank/New York
0.50%, 7/1/2030	460	460	0.30%, 12/1/2010(c)	2,400	2,399
		$ 1,280	0.33%, 12/21/2010(c)	2,000	1,998
TOTAL MUNICIPAL BONDS		$ 40,235	0.45%, 3/17/2011(c)	1,900	1,896
	Principal		0.48%, 10/8/2010(c)	1,700	1,700
U.S. GOVERNMENT & GOVERNMENT	Amount		State Street Corp
AGENCY OBLIGATIONS - 0.50%	(000's)	Value (000's)	0.43%, 10/1/2010(d)	2,000	2,000
U.S. Treasury Bill - 0.50%			0.43%, 10/13/2010(d)	2,300	2,300
0.44%, 4/7/2011	$ 1,600	$ 1,596	UBS Finance Delaware LLC
			0.50%, 10/6/2010	2,000	2,000
TOTAL U.S. GOVERNMENT &			0.63%, 10/8/2010	2,000	2,000
GOVERNMENT AGENCY OBLIGATIONS		$ 1,596			$ 51,064
	Maturity		Commercial Services - 0.47%
	Amount		Salvation Army Eastern Territory
REPURCHASE AGREEMENTS - 6.90%	(000's)	Value (000's)	0.28%, 10/26/2010	1,500	1,500
Banks - 6.90%
Investment in Joint Trading Account; Bank of	$ 15,140	$ 15,140	Computers - 0.72%
America Repurchase Agreement; 0.24%			IBM Capital Corp
dated 09/30/10 maturing 10/01/10			0.15%, 10/1/2010(c)	2,300	2,300
(collateralized by Sovereign Agency Issue;
$15,442,800; 0.00%; dated 07/15/20)			Diversified Financial Services - 37.48%
Investment in Joint Trading Account; Credit Suisse	7,000	7,000	American Honda Finance Corp
Repurchase Agreement; 0.20% dated			0.27%, 12/16/2010	2,500	2,499
09/30/10 maturing 10/01/10 (collateralized by			0.42%, 11/16/2010	450	450
US Treasury Note; $7,140,000; 1.75%; dated			BNP Paribas Finance Inc
04/15/13)			0.32%, 11/17/2010	1,700	1,699
		$ 22,140	0.33%, 11/1/2010	2,150	2,149
TOTAL REPURCHASE AGREEMENTS		$ 22,140	0.49%, 11/29/2010	2,000	1,998
	Principal		CAFCO LLC
	Amount		0.42%, 10/13/2010(c)	2,000	2,000
COMMERCIAL PAPER - 69.71%	(000's)	Value (000's)	0.45%,10/15/2010	2,000	2,000
Agriculture - 1.34%			0.48%, 10/14/2011(c)	2,000	2,000
Cargill Inc			0.62%; 1/19/2011(c)	1,800	1,797
0.22%, 10/21/2010(c)	$ 1,800 $	1,800	Charta Corp
			0.27%, 12/2/2010(c)	1,700	1,699
Philip Morris International Inc			0.40%, 2/25/2011(c)	2,000	1,997
0.16%, 10/1/2010(c)	2,500	2,500	0.40%, 3/4/2011	2,200	2,196
		$ 4,300	0.47%, 10/18/2010(c)	2,000	2,000
Banks - 15.92%			CRC Funding LLC
Bank of America Corp			0.29%, 1/5/2011(c)	2,400	2,398
0.24%, 10/22/2010	1,700	1,700	0.30%, 11/17/2010(c)	2,000	1,999
Barclays US Funding Corp			0.30%, 1/6/2011(c)	1,400	1,399
0.15%, 10/1/2010	1,100	1,100	0.40%, 2/22/2011(c)	2,000	1,997
0.37%, 3/21/2011	2,000	1,996	Credit Agricole North America Inc
Commonwealth Bank of Australia			0.42%, 11/4/2010	1,000	1,000
0.25%, 12/15/2010(c),(d)	1,200	1,199
0.27%, 11/19/2010(c),(d)	1,100	1,100	0.50%, 2/22/2011	1,500	1,497
			Danske Corp
Deutsche Bank Financial LLC			0.35%, 11/8/2010(c)	1,700	1,699
0.35%, 2/28/2011	2,200	2,197	0.38%, 10/4/2010(c)	2,000	2,000
0.50%, 6/10/2011	2,400	2,392	0.40%, 12/10/2010(c)	2,000	1,998
DnB NOR Bank ASA			Gemini Securitization Corp LLC
0.26%, 12/6/2010(c),(d)	2,000	1,999	0.24%, 10/19/2010(c)	2,400	2,400
0.33%, 3/10/2011(c),(d)	2,000	1,997
0.35%, 2/11/2011(c),(d)	1,700	1,698	0.27%, 12/2/2010	2,100	2,099
0.46%, 10/25/2010(c),(d)	1,400	1,399	0.32%, 11/10/2010(c)	1,500	1,499
			0.33%, 11/5/2010(c)	2,000	1,999
Intesa Funding LLC			ING US Funding LLC
0.32%, 1/3/2011	2,300	2,298	0.30%, 1/7/2011	2,200	2,198
0.35%, 12/13/2010	2,000	1,998	0.40%, 10/7/2010	1,900	1,900
0.55%, 10/4/2010	1,200	1,200	0.44%, 1/10/2011	1,800	1,798
0.61%, 10/4/2010	2,300	2,300	0.47%, 10/6/2010	2,000	2,000
JP Morgan Chase & Co			John Deere Credit Ltd/Australia
0.24%, 11/9/2010	2,000	1,999	0.23%, 10/5/2010(c)	2,250	2,250

See accompanying notes.			95

Schedule of Investments
Money Market Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Oil & Gas - 2.36%
Jupiter Securitization Co LLC			Shell International Finance BV
0.23%, 10/13/2010(c)	$ 1,400	$ 1,400	0.40%, 5/2/2011(c)	$ 2,000	$ 1,995
0.23%, 10/14/2010(c)	1,700	1,700	0.55%, 2/1/2011(c)	2,000	1,996
0.25%, 11/12/2010(c)	2,200	2,199	0.56%, 4/4/2011(c)	1,500	1,496
0.27%, 11/15/2010(c)	2,000	1,999	0.73%, 7/1/2011(c)	2,100	2,089
Nordea North America Inc/DE					$ 7,576
0.25%, 12/3/2010	2,000	1,999	Supranational Bank - 1.90%
PACCAR Financial Corp			Corp Andina de Fomento
0.18%, 10/7/2010	2,000	2,000	0.42%, 11/19/2010	2,000	1,999
0.31%, 11/10/2010	2,200	2,199	0.46%, 11/16/2010(c)	2,000	1,999
Ranger Funding Co LLC			0.55%, 10/12/2010(c)	2,100	2,099
0.24%, 10/26/2010(c)	3,000	2,999			$ 6,097
0.25%, 10/20/2010(c)	2,000	2,000	Telecommunications - 1.31%
0.26%, 10/19/2010(c)	2,000	2,000	Telstra Corp Ltd
River Fuel Funding Co #3			0.25%, 10/20/2010(c)	2,100	2,099
0.40%, 10/15/2010	1,500	1,500	0.28%, 10/12/2010(c)	2,100	2,100
0.45%, 10/29/2010	2,000	1,999			$ 4,199
Sheffield Receivables Corp			TOTAL COMMERCIAL PAPER		$ 223,569
0.26%, 10/13/2010(c)	2,000	2,000
0.26%, 10/19/2010(c)	1,500	1,500		Principal
0.30%, 1/5/2011(c)	2,400	2,398		Amount
0.30%, 1/11/2011(c)	2,000	1,998	CERTIFICATE OF DEPOSIT - 1.87%	(000's)	Value (000's)
			Banks - 1.87%
Societe Generale North America Inc			Bank of America NA
0.30%, 11/29/2010	2,500	2,499	0.40%, 11/12/2010	2,400	2,400
Starbird Funding Corp			0.41%, 10/25/2010	1,000	1,000
0.25%, 10/21/2010(c)	2,000	2,000
0.26%, 11/19/2010(c)	1,600	1,599	0.45%, 10/14/2010	500	500
0.28%, 11/30/2010(c)	2,000	1,999	0.46%, 11/18/2010	2,100	2,100
0.32%, 11/10/2010(c)	2,200	2,199			$ 6,000
Straight-A Funding LLC			TOTAL CERTIFICATE OF DEPOSIT		$ 6,000
0.23%, 11/9/2010	1,000	1,000	Total Investments		$ 320,065
0.25%, 12/9/2010(c)	2,000	1,999	Other Assets in Excess of Liabilities, Net - 0.20%		$ 646
0.26%, 10/20/2010	2,200	2,200	TOTAL NET ASSETS - 100.00%		$ 320,711
0.26%, 11/9/2010	2,000	1,999
Thunder Bay Funding LLC			(a)	Variable Rate. Rate shown is in effect at September 30, 2010.
0.24%, 11/4/2010(c)	2,000	2,000
0.25%, 11/2/2010(c)	2,000	2,000	(b) Security is Illiquid
0.25%, 11/3/2010(c)	2,000	2,000	(c)		Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
Toyota Credit Canada Inc			registration, normally to qualified institutional buyers. Unless otherwise
0.23%, 11/26/2010	2,200	2,199	indicated, these securities are not considered illiquid. At the end of the
0.44%, 12/6/2010	1,000	999	period, the value of these securities totaled $141,700 or 44.18% of net
0.45%, 11/23/2010	1,000	999	assets.
0.47%, 10/7/2010	2,000	2,000	(d)	Security issued by foreign bank and denominated in USD.
		$ 120,195
Electric - 3.21%
GDF Suez
0.34%, 10/5/2010(c)	2,100	2,100	Unrealized Appreciation (Depreciation)
0.34%, 10/8/2010(c)	2,000	2,000	The net federal income tax unrealized appreciation (depreciation) and federal tax
0.35%, 10/6/2010(c)	1,700	1,700	cost of investments held as of the period end were as follows:
0.35%, 10/22/2010(c)	2,100	2,099
Southern Co Funding Corp			Unrealized Appreciation		$ —
0.24%, 10/12/2010(c)	2,400	2,400	Unrealized Depreciation		—
		$ 10,299	Net Unrealized Appreciation (Depreciation)		$ —
Insurance - 3.99%			Cost for federal income tax purposes		$ —
New York Life Capital Corp			All dollar amounts are shown in thousands (000's)
0.24%, 11/12/2010(c)	1,900	1,900
0.24%, 11/15/2010(c)	2,000	1,999
0.25%, 10/14/2010	2,000	2,000
0.25%, 10/27/2010(c)	1,800	1,800
Prudential Funding LLC
0.35%, 12/20/2010	2,000	1,998
Prudential PLC
0.41%, 10/5/2010(c)	2,000	2,000
0.42%, 11/19/2010(c)	1,100	1,099
		$ 12,796
Machinery - Diversified - 1.01%
John Deere Credit Inc
0.25%, 10/1/2010(c)	3,243	3,243

See accompanying notes.			96

Schedule of Investments
Money Market Account
September 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	68.31%
Revenue	10.10%
Asset Backed Securities	3.44%
Utilities	3.21%
Exchange Traded Funds	2.68%
Government	2.40%
Energy	2.36%
Consumer, Non-cyclical	1.81%
Insured	1.76%
Communications	1.31%
Industrial	1.01%
Technology	0.72%
General Obligation	0.47%
Tax Allocation	0.22%
Other Assets in Excess of Liabilities, Net	0.20%
TOTAL NET ASSETS	100.00%

See accompanying notes.	97

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2010 (unaudited)

COMMON STOCKS - 97.60%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.32%			Consumer Products (continued)
Boeing Co/The	25,671 $	1,708	WD-40 Co	8,331 $	317
Northrop Grumman Corp	7,815	474		$ 2,545
Teledyne Technologies Inc (a)	10,500	418	Cosmetics & Personal Care - 1.06%
	$ 2,600		Alberto-Culver Co	11,450	431
Agriculture - 0.56%			Procter & Gamble Co	12,550	753
Archer-Daniels-Midland Co	19,600	626		$ 1,184
			Diversified Financial Services - 2.81%
Airlines - 1.00%			Charles Schwab Corp/The	108,150	1,503
Alaska Air Group Inc (a)	13,512	690	Franklin Resources Inc	15,405	1,647
Cathay Pacific Airways Ltd ADR	32,100	432		$ 3,150
	$ 1,122		Electric - 1.18%
Apparel - 1.86%			Edison International	12,850	442
Columbia Sportswear Co	8,634	505	PG&E Corp	19,465	884
Nike Inc	19,758	1,583		$ 1,326
	$ 2,088		Electronics - 2.73%
Automobile Manufacturers - 1.29%			Dionex Corp (a)	15,337	1,326
PACCAR Inc	27,208	1,310	Electro Scientific Industries Inc (a)	6,368	71
Toyota Motor Corp ADR	1,959	140	FEI Co (a)	24,735	484
	$ 1,450		FLIR Systems Inc (a)	5,325	137
Automobile Parts & Equipment - 0.62%			Itron Inc (a)	7,335	449
Johnson Controls Inc	22,590	689	Trimble Navigation Ltd (a)	9,965	349
			Waters Corp (a)	3,350	237
Banks - 4.55%				$ 3,053
Barclays PLC ADR	4,225	80	Engineering & Contruction - 0.93%
City National Corp/CA	6,926	367	Granite Construction Inc	12,525	285
East West Bancorp Inc	14,193	231	Jacobs Engineering Group Inc (a)	19,696	762
JP Morgan Chase & Co	29,204	1,112		$ 1,047
State Street Corp	14,250	537	Environmental Control - 0.68%
US Bancorp	23,550	509	Energy Recovery Inc (a)	17,028	61
Wells Fargo & Co	75,285	1,892	Waste Connections Inc	17,725	703
Westamerica Bancorporation	6,750	368		$ 764
	$ 5,096		Food - 2.37%
Beverages - 0.78%			Campbell Soup Co	5,500	197
Brown-Forman Corp	5,633	347	Dairy Farm International Holdings Ltd ADR	17,343	679
PepsiCo Inc	7,902	525	Dean Foods Co (a)	5,475	56
	$ 872		General Mills Inc	22,220	812
Biotechnology - 1.52%			Kroger Co/The	14,990	325
Dendreon Corp (a)	4,200	173	Ralcorp Holdings Inc (a)	3,115	182
Gilead Sciences Inc (a)	21,924	781	Safeway Inc	19,350	409
Life Technologies Corp (a)	11,011	514		$ 2,660
Martek Biosciences Corp (a)	10,476	237	Forest Products & Paper - 1.59%
	$ 1,705		Plum Creek Timber Co Inc	11,750	415
Building Materials - 0.61%			Weyerhaeuser Co	86,989	1,371
Apogee Enterprises Inc	13,564	124		$ 1,786
Cemex SAB de CV ADR(a)	12,125	103	Gas - 1.68%
Simpson Manufacturing Co Inc	17,763	458	Energen Corp	5,100	233
	$ 685		Northwest Natural Gas Co	1,325	63
Chemicals - 0.98%			Sempra Energy	29,550	1,590
FMC Corp	4,665	319		$ 1,886
Potash Corp of Saskatchewan Inc	3,600	519	Healthcare - Products - 3.03%
Sigma-Aldrich Corp	4,315	260	Beckman Coulter Inc	13,513	659
	$ 1,098		Becton Dickinson and Co	5,272	391
Commercial Services - 0.78%			Johnson & Johnson	18,521	1,147
AMN Healthcare Services Inc (a)	11,434	59	ResMed Inc (a)	8,460	278
Resources Connection Inc	16,412	226	Techne Corp	4,661	288
Robert Half International Inc	11,350	295	Varian Medical Systems Inc (a)	10,502	635
TrueBlue Inc (a)	17,475	238		$ 3,398
Visa Inc	755	56	Healthcare - Services - 0.81%
	$ 874		DaVita Inc (a)	9,825	678
Computers - 3.45%			Health Net Inc (a)	5,105	139
Apple Inc (a)	3,098	879	Sun Healthcare Group Inc (a)	11,158	94
Hewlett-Packard Co	35,475	1,492		$ 911
IBM Corp	10,010	1,343	Home Builders - 0.22%
Mentor Graphics Corp (a)	14,291	151	KB Home	11,450	130
	$ 3,865		Winnebago Industries Inc (a)	10,843	113
Consumer Products - 2.27%				$ 243
Clorox Co	21,145	1,412	Insurance - 1.97%
Kimberly-Clark Corp	9,705	631	Fidelity National Financial Inc	11,025	173
Tupperware Brands Corp	4,047	185	HCC Insurance Holdings Inc	16,400	428
			Mercury General Corp	5,147	211
See accompanying notes.			98

Schedule of Investments
Principal Capital Appreciation Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			REITS (continued)
MetLife Inc	11,550 $	444	HCP Inc	26,850 $	966
StanCorp Financial Group Inc	24,929	947	Nationwide Health Properties Inc	11,834	458
	$ 2,203			$ 2,700
Internet - 2.30%			Retail - 7.19%
Amazon.com Inc (a)	4,255	668	Copart Inc (a)	17,046	562
Art Technology Group Inc (a)	57,802	239	Costco Wholesale Corp	33,640	2,169
eBay Inc (a)	8,250	201	CVS Caremark Corp	6,323	199
Google Inc (a)	2,793	1,469	Home Depot Inc	12,100	383
	$ 2,577		Jack in the Box Inc (a)	14,957	321
Iron & Steel - 1.33%			McDonald's Corp	14,625	1,090
Reliance Steel & Aluminum Co	13,600	565	Nordstrom Inc	27,325	1,016
Schnitzer Steel Industries Inc	19,158	925	Ross Stores Inc	2,420	132
	$ 1,490		Starbucks Corp	58,335	1,492
Leisure Products & Services - 0.70%			Wal-Mart Stores Inc	8,100	434
Ambassadors Group Inc	17,793	202	Yum! Brands Inc	5,550	256
Carnival Corp	9,875	377		$ 8,054
Harley-Davidson Inc	7,124	203	Savings & Loans - 1.22%
	$ 782		Washington Federal Inc	89,824	1,371
Lodging - 0.49%
Red Lion Hotels Corp (a)	73,059	544	Semiconductors - 3.49%
			Applied Materials Inc	60,948	712
Machinery - Diversified - 0.90%			Avago Technologies Ltd (a)	11,225	252
Cascade Corp	9,782	311	Intel Corp	72,955	1,403
Deere & Co	9,975	696	LSI Corp (a)	39,655	181
	$ 1,007		Microchip Technology Inc	23,659	744
			Novellus Systems Inc (a)	3,300	88
Media - 1.45%			QLogic Corp (a)	18,100	319
Walt Disney Co/The	48,935	1,620	Supertex Inc (a)	9,481	210
Metal Fabrication & Hardware - 0.55%				$ 3,909
Precision Castparts Corp	4,833	615	Software - 5.49%
			Actuate Corp (a)	44,125	227
Mining - 0.51%			Adobe Systems Inc (a)	45,390	1,187
Freeport-McMoRan Copper & Gold Inc	6,630	566	Autodesk Inc (a)	11,100	355
			Informatica Corp (a)	9,000	346
Miscellaneous Manufacturing - 1.44%			Microsoft Corp	110,136	2,697
Crane Co	10,850	412	Omnicell Inc (a)	16,562	217
General Electric Co	73,621	1,196	Oracle Corp	28,134	755
	$ 1,608		Quality Systems Inc	1,379	91
			Quest Software Inc (a)	11,300	278
Oil & Gas - 9.68%
Apache Corp	17,230	1,684		$ 6,153
Berry Petroleum Co	13,939	442	Telecommunications - 4.98%
Chevron Corp	41,483	3,362	AT&T Inc	65,400	1,870
CNOOC Ltd ADR	2,390	464	China Mobile Ltd ADR	6,435	329
Devon Energy Corp	14,120	914	Cisco Systems Inc (a)	72,975	1,598
Exxon Mobil Corp	17,651	1,091	Polycom Inc (a)	8,350	228
Nabors Industries Ltd (a)	8,550	155	Qualcomm Inc	6,800	307
Occidental Petroleum Corp	26,762	2,096	Verizon Communications Inc	38,175	1,244
Total SA ADR	12,300	635		$ 5,576
	$ 10,843		Toys, Games & Hobbies - 0.53%
Oil & Gas Services - 0.23%			Mattel Inc	25,245	592
Natural Gas Services Group Inc (a)	11,153	165
Schlumberger Ltd	1,590	98	Transportation - 2.38%
	$ 263		Con-way Inc	10,946	339
Pharmaceuticals - 4.95%			Expeditors International of Washington Inc	41,203	1,905
Allergan Inc/United States	24,259	1,614	Union Pacific Corp	5,205	426
Bristol-Myers Squibb Co	36,552	991		$ 2,670
Forest Laboratories Inc (a)	11,217	347	Trucking & Leasing - 0.25%
McKesson Corp	22,499	1,390	Greenbrier Cos Inc (a)	17,790	277
Medicis Pharmaceutical Corp	7,950	236
Obagi Medical Products Inc (a)	12,546	132	Water - 0.32%
Teva Pharmaceutical Industries Ltd ADR	2,230	117	California Water Service Group	9,600	355
VCA Antech Inc (a)	22,931	483
Watson Pharmaceuticals Inc (a)	5,555	235	TOTAL COMMON STOCKS	$ 109,345
	$ 5,545
Publicly Traded Investment Fund - 1.16%
iShares Russell 3000 Index Fund	19,300	1,302

REITS - 2.41%
Alexandria Real Estate Equities Inc	13,073	915
Essex Property Trust Inc	3,300	361

See accompanying notes.			99

		Schedule of Investments
	Principal Capital Appreciation Account
		September 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.69%	(000's)	Value (000's)
Banks - 2.69%
Investment in Joint Trading Account; Bank of	$ 1,211	$ 1,211
America Repurchase Agreement; 0.23%
dated 09/30/10 maturing 10/01/10
(collateralized by Sovereign Agency Issues;
$1,235,543; 0.00% - 4.50%; dated 10/01/10 -
05/04/37)
Investment in Joint Trading Account; Credit Suisse	1,248	1,248
Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
US Treasury Notes; $1,272,610; 3.38% -
3.50%; dated 06/30/13 - 02/15/18)
Investment in Joint Trading Account; Deutsche	194	194
Bank Repurchase Agreement; 0.25% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issues; $197,687; 0.38% -
4.88%; dated 12/17/10 - 11/18/11)
Investment in Joint Trading Account; Morgan	363	363
Stanley Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issue; $370,663; 2.30%;
dated 08/10/15)
		$ 3,016
TOTAL REPURCHASE AGREEMENTS		$ 3,016
Total Investments		$ 112,361
Liabilities in Excess of Other Assets, Net - (0.29)%		$ (323)
TOTAL NET ASSETS - 100.00%		$ 112,038

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 30,858
Unrealized Depreciation		(3,614)
Net Unrealized Appreciation (Depreciation)		$ 27,244
Cost for federal income tax purposes		$ 85,117
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18.13%
Financial		15.65%
Consumer, Cyclical		13.90%
Industrial		12.79%
Technology		12.43%
Energy		9.91%
Communications		8.73%
Basic Materials		4.41%
Utilities		3.18%
Exchange Traded Funds		1.16%
Liabilities in Excess of Other Assets, Net		(0.29)%
TOTAL NET ASSETS		100.00%

See accompanying notes.		100

		Schedule of Investments
	Principal LifeTime 2010 Account
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 60.90%
Bond Market Index Fund (a),(b)	146,077 $	1,566
Core Plus Bond Fund I (a)	506,756	5,858
Diversified Real Asset Fund (a)	160,061	1,697
Global Diversified Income Fund (a)	138,062	1,798
High Yield Fund I (a)	175,782	1,990
Inflation Protection Fund (a)	257,087	2,072
International Emerging Markets Fund (a)	44,954	1,116
International Equity Index Fund (a),(b)	91,512	914
International Fund I (a)	95,973	1,044
International Growth Fund (a)	190,781	1,593
International Value Fund I (a)	142,302	1,557
LargeCap Value Fund I (a)	300,688	2,938
MidCap Growth Fund III (a),(b)	75,669	690
MidCap Value Fund I (a)	50,012	587
Preferred Securities Fund (a)	176,353	1,767
SmallCap Growth Fund I (a)	87,733	810
SmallCap Value Fund II (a)	92,797	772
	$ 28,769
Principal Variable Contracts Funds, Inc. Class 1 - 39.14%
Bond & Mortgage Securities Account (a)	530,507	5,867
LargeCap Growth Account (a),(b)	118,951	1,605
LargeCap Growth Account I (a)	184,443	3,519
LargeCap S&P 500 Index Account (a)	305,753	2,489
LargeCap Value Account (a)	71,898	1,578
Real Estate Securities Account (a)	110,427	1,401
Short-Term Income Account (a)	795,419	2,028
	$ 18,487
TOTAL INVESTMENT COMPANIES	$ 47,256
Total Investments	$ 47,256
Liabilities in Excess of Other Assets, Net - (0.04)%	$ (20)
TOTAL NET ASSETS - 100.00%	$ 47,236

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 2,539
Unrealized Depreciation		(4,981)
Net Unrealized Appreciation (Depreciation)	$ (2,442)
Cost for federal income tax purposes	$ 49,698
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		48.58%
Domestic Equity Funds		34.69%
International Equity Funds		13.18%
Specialty Funds		3.59%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

See accompanying notes.		101

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases(a)		Sales(a)		September 30, 2010
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	669,655	$ 8,053		45,227 $	474	184,375	$ 1,941	530,507	$ 6,433
Bond Market Index Fund	—	—		155,719	1,585	9,642	100	146,077	1,485
Core Plus Bond Fund I	534,448	5,739		47,667	527	75,359	841	506,756	5,430
Disciplined LargeCap Blend Fund	320,184	5,162		—	—	320,184	3,598	—	—
Diversified Real Asset Fund	—	—		160,061	1,660	—	—	160,061	1,660
Global Diversified Income Fund	82,840	750		63,189	775	7,967	99	138,062	1,426
High Yield Fund I	174,501	1,746		11,762	125	10,481	111	175,782	1,760
Inflation Protection Fund	212,030	1,913		62,562	488	17,505	136	257,087	2,265
International Emerging Markets Fund	44,248	1,267		3,701	83	2,995	66	44,954	1,284
International Equity Index Fund	—	—		96,246	896	4,734	45	91,512	850
International Fund I	137,129	1,622		8,788	91	49,944	504	95,973	1,239
International Growth Fund	186,508	2,564		18,090	145	13,817	109	190,781	2,600
International Value Fund I	138,677	1,262		14,156	149	10,531	109	142,302	1,302
LargeCap Blend Fund I	263,207	2,597		2,399	16	265,606	2,613	—	—
LargeCap Growth Account	118,051	1,749		8,844	117	7,944	103	118,951	1,763
LargeCap Growth Account I	104,776	1,919		90,737	1,652	11,070	199	184,443	3,372
LargeCap S&P 500 Index Account	—	—		321,609	2,567	15,856	126	305,753	2,441
LargeCap S&P 500 Index Fund	—	—		240,993	2,599	240,993	1,907	—	—
LargeCap Value Account	45,753	1,450		30,770	674	4,625	101	71,898	2,024
LargeCap Value Account III	99,230	1,189		—	—	99,230	912	—	—
LargeCap Value Fund I	96,127	1,343		224,802	2,256	20,241	196	300,688	3,403
MidCap Growth Fund III	75,193	461		4,890	43	4,414	38	75,669	466
MidCap Value Fund I	49,641	424		3,796	43	3,425	38	50,012	429
Money Market Account	261,520	262		29,981	30	291,501	292	—	—
Money Market Fund	1,189,758	1,668		—	—	1,189,758	1,190	—	—
Preferred Securities Fund	290,818	3,025		18,243	172	132,708	1,235	176,353	1,844
Real Estate Securities Account	239,223	4,160		20,026	234	148,822	1,844	110,427	2,306
Short-Term Income Account	—	—		829,955	2,070	34,536	87	795,419	1,983
SmallCap Growth Fund I	51,510	618		40,574	325	4,351	37	87,733	906
SmallCap S&P 600 Index Fund	44,591	837		—	—	44,591	568	—	—
SmallCap Value Account I	11,905	153		—	—	11,905	130	—	—
SmallCap Value Fund	23,634	457		—	—	23,634	322	—	—
SmallCap Value Fund II	—	—		97,077	775	4,280	34	92,797	741

		$ 52,390		$ 20,571			$ 19,631		$ 49,412

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 85			$ (153)			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			109			5			—
Disciplined LargeCap Blend Fund			—			(1,564)			—
Diversified Real Asset Fund			2			—			—
Global Diversified Income Fund			60			—			—
High Yield Fund I			—			—			—
Inflation Protection Fund			25			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			(1)			—
International Fund I			—			30			—
International Growth Fund			—			—			—
International Value Fund I			—			—			—
LargeCap Blend Fund I			17			—			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			2			—			—
LargeCap S&P 500 Index Account			2			—			—
LargeCap S&P 500 Index Fund			—			(692)			—
LargeCap Value Account			7			1			—
LargeCap Value Account III			—			(277)			—
LargeCap Value Fund I			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Money Market Account			—			—			—
Money Market Fund			—			(478)			—
Preferred Securities Fund			90			(118)			—
Real Estate Securities Account			26			(244)			—
Short-Term Income Account			8			—			—
SmallCap Growth Fund I			—			—			—
SmallCap S&P 600 Index Fund			—			(269)			—
SmallCap Value Account I			—			(23)			—
SmallCap Value Fund			—			(135)			—

See accompanying notes.				102

Schedule of Investments
Principal LifeTime 2010 Account
September 30, 2010 (unaudited)

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
SmallCap Value Fund II	$ —	$ —	$ —
	$ 433	$ (3,918)	$ —
All dollar amounts are shown in thousands (000's)

(a)		Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes.		103

	Schedule of Investments
	Principal LifeTime 2020 Account
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.67%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 60.73%
Bond Market Index Fund (a),(b)	488,471 $	5,236
Core Plus Bond Fund I (a)	1,795,233	20,753
Diversified Real Asset Fund (a)	484,689	5,138
Global Diversified Income Fund (a)	159	2
High Yield Fund I (a)	974,166	11,028
Inflation Protection Fund (a)	128	1
International Emerging Markets Fund (a)	254,951	6,330
International Equity Index Fund (a),(b)	445,540	4,451
International Fund I (a)	546,765	5,949
International Growth Fund (a)	1,166,652	9,742
International Value Fund I (a)	857,582	9,382
LargeCap Value Fund I (a)	1,687,523	16,487
MidCap Growth Fund III (a),(b)	342,164	3,120
MidCap Value Fund I (a)	252,273	2,962
Preferred Securities Fund (a)	633,550	6,348
SmallCap Growth Fund I (a)	552,283	5,098
SmallCap Value Fund II (a)	389,119	3,237
	$ 115,264
Principal Variable Contracts Funds, Inc. Class 1 - 39.94%
Bond & Mortgage Securities Account (a)	1,888,216	20,883
LargeCap Growth Account (a),(b)	612,371	8,261
LargeCap Growth Account I (a)	964,292	18,399
LargeCap S&P 500 Index Account (a)	1,566,302	12,750
LargeCap Value Account (a)	375,893	8,247
Real Estate Securities Account (a)	573,365	7,276
	$ 75,816
TOTAL INVESTMENT COMPANIES	$ 191,080
Total Investments	$ 191,080
Liabilities in Excess of Other Assets, Net - (0.67)%	$ (1,277)
TOTAL NET ASSETS - 100.00%	$ 189,803

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 9,476
Unrealized Depreciation		(23,609)
Net Unrealized Appreciation (Depreciation)	$ (14,133)
Cost for federal income tax purposes	$ 205,213
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		45.23%
Fixed Income Funds		33.84%
International Equity Funds		18.89%
Specialty Funds		2.71%
Liabilities in Excess of Other Assets, Net		(0.67)%
TOTAL NET ASSETS		100.00%

See accompanying notes.		104

Schedule of Investments
Principal LifeTime 2020 Account
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases(a)		Sales(a)		September 30, 2010
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	2,172,404	$ 26,096	115,732 $	1,215	399,920	$ 4,247	1,888,216	$ 22,865
Bond Market Index Fund	—	—	519,628	5,267	31,157	325	488,471	4,947
Core Plus Bond Fund I	1,934,264	20,799	149,437	1,650	288,468	3,251	1,795,233	19,258
Disciplined LargeCap Blend Fund	1,639,846	25,895	7,297	83	1,647,143	18,494	—	—
Diversified Real Asset Fund	—	—	486,246	5,024	1,557	16	484,689	5,009
Global Diversified Income Fund	—	—	159	2	—	—	159	2
High Yield Fund I	977,540	9,747	45,215	479	48,589	522	974,166	9,709
Inflation Protection Fund	—	—	128	1	—	—	128	1
International Emerging Markets Fund	253,874	7,142	15,383	344	14,306	323	254,951	7,163
International Equity Index Fund	—	—	468,039	4,404	22,499	213	445,540	4,192
International Fund I	751,266	9,310	40,793	421	245,294	2,532	546,765	7,397
International Growth Fund	1,025,097	14,080	209,048	1,621	67,493	535	1,166,652	15,166
International Value Fund I	747,740	6,806	161,418	1,626	51,576	535	857,582	7,898
LargeCap Blend Fund I	1,306,385	12,644	17,950	126	1,324,335	12,770	—	—
LargeCap Growth Account	615,974	8,957	36,519	478	40,122	522	612,371	8,916
LargeCap Growth Account I	579,344	10,478	438,567	7,975	53,619	974	964,292	17,479
LargeCap S&P 500 Index Account	—	—	1,640,574	13,083	74,272	591	1,566,302	12,493
LargeCap S&P 500 Index Fund	—	—	1,201,349	12,694	1,201,349	9,503	—	—
LargeCap Value Account	233,855	7,210	165,266	3,629	23,228	502	375,893	10,338
LargeCap Value Account III	563,319	6,765	3,035	27	566,354	5,130	—	—
LargeCap Value Fund I	527,935	7,202	1,257,908	12,487	98,320	954	1,687,523	18,736
MidCap Growth Fund III	343,897	3,297	18,923	165	20,656	181	342,164	3,281
MidCap Value Fund I	253,585	3,242	14,700	165	16,012	180	252,273	3,227
Preferred Securities Fund	1,135,301	11,665	63,632	596	565,383	5,279	633,550	6,616
Real Estate Securities Account	868,562	14,789	56,584	662	351,781	4,326	573,365	10,937
SmallCap Growth Fund I	348,781	4,314	223,579	1,787	20,077	172	552,283	5,929
SmallCap S&P 600 Index Fund	256,129	4,592	777	10	256,906	3,273	—	—
SmallCap Value Account I	46,691	600	628	7	47,319	517	—	—
SmallCap Value Fund	167,994	3,222	—	—	167,994	2,285	—	—
SmallCap Value Fund II	—	—	408,439	3,249	19,320	157	389,119	3,092

		$ 218,852		$ 79,277		$ 78,309		$ 204,651

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 281		$ (199)			$ —
Bond Market Index Fund		—			5			—
Core Plus Bond Fund I		397			60			—
Disciplined LargeCap Blend Fund		—			(7,484)			—
Diversified Real Asset Fund		7			1			—
Global Diversified Income Fund		—			—			—
High Yield Fund I		—			5			—
Inflation Protection Fund		—			—			—
International Emerging Markets Fund		—			—			—
International Equity Index Fund		—			1			—
International Fund I		—			198			—
International Growth Fund		—			—			—
International Value Fund I		—			1			—
LargeCap Blend Fund I		82			—			—
LargeCap Growth Account		—			3			—
LargeCap Growth Account I		9			—			—
LargeCap S&P 500 Index Account		11			1			—
LargeCap S&P 500 Index Fund		—			(3,191)			—
LargeCap Value Account		39			1			—
LargeCap Value Account III		—			(1,662)			—
LargeCap Value Fund I		—			1			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		—			—			—
Preferred Securities Fund		340			(366)			—
Real Estate Securities Account		93			(188)			—
SmallCap Growth Fund I		—			—			—
SmallCap S&P 600 Index Fund		—			(1,329)			—
SmallCap Value Account I		—			(90)			—
SmallCap Value Fund		—			(937)			—
SmallCap Value Fund II		—			—			—
	$ 1,259		$ (15,169)			$ —
All dollar amounts are shown in thousands (000's)

(a)	Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes.			105

		Schedule of Investments
	Principal LifeTime 2030 Account
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 58.06%
Bond Market Index Fund (a),(b)	114,198 $	1,224
Core Plus Bond Fund I (a)	416,025	4,809
Diversified Real Asset Fund (a)	130,320	1,381
High Yield Fund I (a)	368,267	4,169
International Emerging Markets Fund (a)	130,218	3,233
International Equity Index Fund (a),(b)	116,021	1,159
International Fund I (a)	258,473	2,812
International Growth Fund (a)	521,199	4,352
International Value Fund I (a)	397,875	4,353
LargeCap Value Fund I (a)	769,106	7,514
MidCap Growth Fund III (a),(b)	181,436	1,655
MidCap Value Fund I (a)	139,427	1,637
Preferred Securities Fund (a)	201,943	2,024
SmallCap Growth Fund I (a)	211,482	1,952
SmallCap Value Fund II (a)	201,533	1,677
	$ 43,951
Principal Variable Contracts Funds, Inc. Class 1 - 42.04%
Bond & Mortgage Securities Account (a)	434,359	4,804
LargeCap Growth Account (a),(b)	327,434	4,417
LargeCap Growth Account I (a)	464,684	8,866
LargeCap S&P 500 Index Account (a)	753,128	6,131
LargeCap Value Account (a)	189,327	4,154
Real Estate Securities Account (a)	271,803	3,449
	$ 31,821
TOTAL INVESTMENT COMPANIES	$ 75,772
Total Investments	$ 75,772
Liabilities in Excess of Other Assets, Net - (0.10)%	$ (73)
TOTAL NET ASSETS - 100.00%	$ 75,699

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 6,602
Unrealized Depreciation		(5,142)
Net Unrealized Appreciation (Depreciation)	$ 1,460
Cost for federal income tax purposes	$ 74,312
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.77%
Fixed Income Funds		22.50%
International Equity Funds		21.01%
Specialty Funds		1.82%
Liabilities in Excess of Other Assets, Net		(0.10)%
TOTAL NET ASSETS		100.00%

See accompanying notes.		106

Schedule of Investments
Principal LifeTime 2030 Account
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases(a)		Sales(a)		September 30, 2010
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	371,884	$ 4,336		163,328	$ 1,696	100,853	$ 1,080	434,359	$ 4,960
Bond Market Index Fund	—	—		121,337	1,239	7,139	74	114,198	1,165
Core Plus Bond Fund I	547,291	5,874		74,054	821	205,320	2,278	416,025	4,423
Disciplined LargeCap Blend Fund	693,657	8,784		3,644	41	697,301	7,811	—	—
Diversified Real Asset Fund	—	—		130,320	1,336	—	—	130,320	1,336
High Yield Fund I	337,520	3,251		48,743	519	17,996	191	368,267	3,579
International Emerging Markets Fund	119,070	2,617		17,394	391	6,246	140	130,218	2,868
International Equity Index Fund	—	—		126,237	1,214	10,216	97	116,021	1,116
International Fund I	323,573	3,541		41,325	426	106,425	1,086	258,473	2,885
International Growth Fund	470,514	5,471		79,822	635	29,137	232	521,199	5,874
International Value Fund I	353,752	3,256		66,375	693	22,252	231	397,875	3,718
LargeCap Blend Fund I	551,275	4,324		8,067	57	559,342	4,381	—	—
LargeCap Growth Account	299,484	3,790		45,079	590	17,129	224	327,434	4,155
LargeCap Growth Account I	246,277	3,975		242,524	4,409	24,117	438	464,684	7,946
LargeCap S&P 500 Index Account	—	—		787,731	6,280	34,603	277	753,128	6,005
LargeCap S&P 500 Index Fund	—	—		509,380	4,365	509,380	4,030	—	—
LargeCap Value Account	117,028	2,894		82,384	1,801	10,085	220	189,327	4,477
LargeCap Value Account III	282,571	2,661		1,583	14	284,154	2,541	—	—
LargeCap Value Fund I	253,182	2,709		560,111	5,531	44,187	433	769,106	7,810
MidCap Growth Fund III	166,986	1,335		23,309	203	8,859	77	181,436	1,461
MidCap Value Fund I	128,209	1,364		18,082	203	6,864	77	139,427	1,490
Preferred Securities Fund	160,415	1,643		91,769	877	50,241	465	201,943	2,033
Real Estate Securities Account	302,240	3,647		45,548	535	75,985	912	271,803	3,302
SmallCap Growth Fund I	154,218	1,440		66,245	539	8,981	76	211,482	1,903
SmallCap S&P 600 Index Fund	52,927	787		239	3	53,166	677	—	—
SmallCap Value Account I	51,370	657		248	3	51,618	564	—	—
SmallCap Value Fund	42,645	674		213	3	42,858	583	—	—
SmallCap Value Fund II	—	—		210,416	1,677	8,883	72	201,533	1,606

		$ 69,030			$ 36,101		$ 29,267		$ 74,112

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 60			$ 8			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			91			6			—
Disciplined LargeCap Blend Fund			—			(1,014)			—
Diversified Real Asset Fund			2			—			—
High Yield Fund I			—			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			(1)			—
International Fund I			—			4			—
International Growth Fund			—			—			—
International Value Fund I			—			—			—
LargeCap Blend Fund I			35			—			—
LargeCap Growth Account			—			(1)			—
LargeCap Growth Account I			4			—			—
LargeCap S&P 500 Index Account			6			2			—
LargeCap S&P 500 Index Fund			—			(335)			—
LargeCap Value Account			18			2			—
LargeCap Value Account III			—			(134)			—
LargeCap Value Fund I			—			3			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			81			(22)			—
Real Estate Securities Account			34			32			—
SmallCap Growth Fund I			—			—			—
SmallCap S&P 600 Index Fund			—			(113)			—
SmallCap Value Account I			—			(96)			—
SmallCap Value Fund			—			(94)			—
SmallCap Value Fund II			—			1			—
	$ 331			$ (1,752)			$ —
All dollar amounts are shown in thousands (000's)

(a)	Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes.				107

		Schedule of Investments
	Principal LifeTime 2040 Account
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 59.22%
Bond Market Index Fund (a),(b)	19,529 $	209
Core Plus Bond Fund I (a)	55,855	646
Diversified Real Asset Fund (a)	27,910	296
High Yield Fund I (a)	94,294	1,067
International Emerging Markets Fund (a)	35,762	888
International Equity Index Fund (a),(b)	61,435	614
International Fund I (a)	75,778	824
International Growth Fund (a)	139,750	1,167
International Value Fund I (a)	107,450	1,176
LargeCap Value Fund I (a)	226,403	2,212
MidCap Growth Fund III (a),(b)	49,940	455
MidCap Value Fund I (a)	38,549	453
Preferred Securities Fund (a)	54,772	549
SmallCap Growth Fund I (a)	63,390	585
SmallCap Value Fund II (a)	52,607	438
	$ 11,579
Principal Variable Contracts Funds, Inc. Class 1 - 40.72%
Bond & Mortgage Securities Account (a)	59,195	655
LargeCap Growth Account (a),(b)	91,991	1,241
LargeCap Growth Account I (a)	129,198	2,465
LargeCap S&P 500 Index Account (a)	217,839	1,773
LargeCap Value Account (a)	51,853	1,138
Real Estate Securities Account (a)	54,411	690
	$ 7,962
TOTAL INVESTMENT COMPANIES	$ 19,541
Total Investments	$ 19,541
Other Assets in Excess of Liabilities, Net - 0.06%	$ 12
TOTAL NET ASSETS - 100.00%	$ 19,553

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 957
Unrealized Depreciation		(2,574)
Net Unrealized Appreciation (Depreciation)	$ (1,617)
Cost for federal income tax purposes	$ 21,158
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		58.56%
International Equity Funds		23.88%
Fixed Income Funds		15.99%
Specialty Funds		1.51%
Other Assets in Excess of Liabilities, Net		0.06%
TOTAL NET ASSETS		100.00%

See accompanying notes.		108

Schedule of Investments
Principal LifeTime 2040 Account
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases(a)		Sales(a)		September 30, 2010
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	57,882	$ 699		13,332	$ 141	12,019	$ 130	59,195	$ 713
Bond Market Index Fund	—	—		20,939	213	1,410	15	19,529	198
Core Plus Bond Fund I	54,666	588		15,266	169	14,077	160	55,855	600
Disciplined LargeCap Blend Fund	175,719	2,755		2,628	30	178,347	2,000	—	—
Diversified Real Asset Fund	—	—		27,916	287	6	—	27,910	287
High Yield Fund I	103,658	1,037		19,487	208	28,851	305	94,294	942
International Emerging Markets Fund	30,970	871		7,756	175	2,964	66	35,762	980
International Equity Index Fund	—	—		66,068	623	4,633	44	61,435	579
International Fund I	88,554	1,134		18,005	186	30,781	317	75,778	1,021
International Growth Fund	118,213	1,624		35,349	283	13,812	109	139,750	1,798
International Value Fund I	89,432	813		28,561	300	10,543	108	107,450	1,005
LargeCap Blend Fund I	140,256	1,350		3,472	25	143,728	1,375	—	—
LargeCap Growth Account	79,604	1,168		20,545	271	8,158	105	91,991	1,334
LargeCap Growth Account I	76,372	1,384		63,910	1,165	11,084	201	129,198	2,348
LargeCap S&P 500 Index Account	—	—		233,343	1,862	15,504	123	217,839	1,739
LargeCap S&P 500 Index Fund	—	—		129,866	1,362	129,866	1,027	—	—
LargeCap Value Account	30,688	971		25,862	568	4,697	101	51,853	1,438
LargeCap Value Account III	72,338	867		1,256	11	73,594	670	—	—
LargeCap Value Fund I	66,476	894		180,089	1,795	20,162	197	226,403	2,492
MidCap Growth Fund III	43,623	416		10,512	93	4,195	37	49,940	472
MidCap Value Fund I	33,607	428		8,201	93	3,259	36	38,549	485
Preferred Securities Fund	65,461	669		11,258	107	21,947	206	54,772	566
Real Estate Securities Account	56,283	982		14,718	174	16,590	199	54,411	952
SmallCap Growth Fund I	46,734	553		20,897	173	4,241	35	63,390	691
SmallCap S&P 600 Index Fund	13,013	237		91	1	13,104	167	—	—
SmallCap Value Account I	16,019	268		106	1	16,125	176	—	—
SmallCap Value Fund	13,522	256		91	1	13,613	185	—	—
SmallCap Value Fund II	—	—		56,594	452	3,987	33	52,607	419

		$ 19,964		$ 10,769			$ 8,127		$ 21,059

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 8			$ 3			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			12			3			—
Disciplined LargeCap Blend Fund			—			(785)			—
Diversified Real Asset Fund			1			—			—
High Yield Fund I			—			2			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			—			—
International Fund I			—			18			—
International Growth Fund			—			—			—
International Value Fund I			—			—			—
LargeCap Blend Fund I			9			—			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			1			—			—
LargeCap S&P 500 Index Account			2			—			—
LargeCap S&P 500 Index Fund			—			(335)			—
LargeCap Value Account			5			—			—
LargeCap Value Account III			—			(208)			—
LargeCap Value Fund I			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			26			(4)			—
Real Estate Securities Account			7			(5)			—
SmallCap Growth Fund I			—			—			—
SmallCap S&P 600 Index Fund			—			(71)			—
SmallCap Value Account I			—			(93)			—
SmallCap Value Fund			—			(72)			—
SmallCap Value Fund II			—			—			—
	$ 71			$ (1,547)			$ —
All dollar amounts are shown in thousands (000's)

(a)	Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes.				109

		Schedule of Investments
	Principal LifeTime 2050 Account
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 59.63%
Bond Market Index Fund (a),(b)	6,902 $	74
Core Plus Bond Fund I (a)	15,614	180
Diversified Real Asset Fund (a)	13,844	147
High Yield Fund I (a)	59,503	674
International Emerging Markets Fund (a)	24,038	597
International Equity Index Fund (a),(b)	46,255	462
International Fund I (a)	50,144	546
International Growth Fund (a)	93,793	783
International Value Fund I (a)	70,351	770
LargeCap Value Fund I (a)	151,516	1,480
MidCap Growth Fund III (a),(b)	34,236	312
MidCap Value Fund I (a)	26,078	306
Preferred Securities Fund (a)	28,889	289
SmallCap Growth Fund I (a)	44,296	409
SmallCap Value Fund II (a)	32,824	273
	$ 7,302
Principal Variable Contracts Funds, Inc. Class 1 - 40.45%
Bond & Mortgage Securities Account (a)	13,985	155
LargeCap Growth Account (a),(b)	62,313	841
LargeCap Growth Account I (a)	87,845	1,676
LargeCap S&P 500 Index Account (a)	131,934	1,074
LargeCap Value Account (a)	34,555	758
Real Estate Securities Account (a)	35,453	450
	$ 4,954
TOTAL INVESTMENT COMPANIES	$ 12,256
Total Investments	$ 12,256
Liabilities in Excess of Other Assets, Net - (0.08)%	$ (9)
TOTAL NET ASSETS - 100.00%	$ 12,247

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 687
Unrealized Depreciation		(1,698)
Net Unrealized Appreciation (Depreciation)	$ (1,011)
Cost for federal income tax purposes	$ 13,267
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		61.90%
International Equity Funds		25.78%
Fixed Income Funds		11.19%
Specialty Funds		1.20%
Liabilities in Excess of Other Assets, Net		(0.07)%
TOTAL NET ASSETS		100.00%

See accompanying notes.		110

Schedule of Investments
Principal LifeTime 2050 Account
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases(a)		Sales(a)		September 30, 2010
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	12,750	$ 155		2,580	$ 27	1,345	$ 15	13,985	$ 167
Bond Market Index Fund	—	—		7,179	73	277	3	6,902	70
Core Plus Bond Fund I	22,216	239		2,998	33	9,600	109	15,614	166
Disciplined LargeCap Blend Fund	119,182	1,814		584	7	119,766	1,345	—	—
Diversified Real Asset Fund	—	—		13,851	141	7	—	13,844	141
High Yield Fund I	72,424	727		7,830	83	20,751	219	59,503	592
International Emerging Markets Fund	22,333	601		3,425	76	1,720	39	24,038	638
International Equity Index Fund	—	—		48,942	457	2,687	25	46,255	432
International Fund I	63,584	812		7,943	81	21,383	219	50,144	684
International Growth Fund	85,640	1,150		16,278	128	8,125	64	93,793	1,214
International Value Fund I	63,770	582		12,780	132	6,199	64	70,351	650
LargeCap Blend Fund I	95,520	894		1,358	10	96,878	904	—	—
LargeCap Growth Account	58,253	838		8,890	116	4,830	63	62,313	891
LargeCap Growth Account I	53,336	951		41,063	745	6,554	118	87,845	1,578
LargeCap S&P 500 Index Account	—	—		140,917	1,123	8,983	72	131,934	1,052
LargeCap S&P 500 Index Fund	—	—		87,616	896	87,616	693	—	—
LargeCap Value Account	22,768	696		14,570	318	2,783	60	34,555	954
LargeCap Value Account III	54,344	622		307	3	54,651	495	—	—
LargeCap Value Fund I	49,493	649		113,959	1,132	11,936	115	151,516	1,666
MidCap Growth Fund III	32,093	295		4,630	40	2,487	21	34,236	314
MidCap Value Fund I	24,421	302		3,587	40	1,930	22	26,078	320
Preferred Securities Fund	33,267	340		4,155	39	8,533	81	28,889	297
Real Estate Securities Account	40,283	714		6,117	72	10,947	132	35,453	650
SmallCap Growth Fund I	35,349	401		11,444	93	2,497	21	44,296	473
SmallCap S&P 600 Index Fund	8,417	146		32	—	8,449	107	—	—
SmallCap Value Account I	11,839	195		47	1	11,886	130	—	—
SmallCap Value Fund	10,368	188		41	1	10,409	142	—	—
SmallCap Value Fund II	—	—		35,178	279	2,354	19	32,824	260

		$ 13,311			$ 6,146		$ 5,297		$ 13,209

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 2			$ —			$ —
Bond Market Index Fund			—			—			—
Core Plus Bond Fund I			4			3			—
Disciplined LargeCap Blend Fund			—			(476)			—
Diversified Real Asset Fund			—			—			—
High Yield Fund I			—			1			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			—			—
International Fund I			—			10			—
International Growth Fund			—			—			—
International Value Fund I			—			—			—
LargeCap Blend Fund I			6			—			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			1			—			—
LargeCap S&P 500 Index Account			1			1			—
LargeCap S&P 500 Index Fund			—			(203)			—
LargeCap Value Account			3			—			—
LargeCap Value Account III			—			(130)			—
LargeCap Value Fund I			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Preferred Securities Fund			14			(1)			—
Real Estate Securities Account			4			(4)			—
SmallCap Growth Fund I			—			—			—
SmallCap S&P 600 Index Fund			—			(39)			—
SmallCap Value Account I			—			(66)			—
SmallCap Value Fund			—			(47)			—
SmallCap Value Fund II			—			—			—
	$ 35			$ (951)			$ —
All dollar amounts are shown in thousands (000's)

(a)	Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes.				111

		Schedule of Investments
	Principal LifeTime Strategic Income Account
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 61.14%
Bond Market Index Fund (a),(b)	125,730 $	1,348
Core Plus Bond Fund I (a)	409,306	4,732
Diversified Real Asset Fund (a)	112,967	1,198
Global Diversified Income Fund (a)	130,160	1,695
High Yield Fund I (a)	47,282	535
Inflation Protection Fund (a)	408,537	3,293
International Emerging Markets Fund (a)	10,143	252
International Equity Index Fund (a),(b)	23,701	237
International Fund I (a)	26,103	284
International Growth Fund (a)	46,986	392
International Value Fund I (a)	35,499	388
LargeCap Value Fund I (a)	74,034	723
MidCap Growth Fund III (a),(b)	24,368	222
MidCap Value Fund I (a)	20,511	241
Preferred Securities Fund (a)	79,844	800
SmallCap Growth Fund I (a)	22,869	211
SmallCap Value Fund II (a)	23,463	195
	$ 16,746
Principal Variable Contracts Funds, Inc. Class 1 - 38.81%
Bond & Mortgage Securities Account (a)	438,823	4,853
LargeCap Growth Account (a),(b)	29,843	403
LargeCap Growth Account I (a)	45,805	874
LargeCap S&P 500 Index Account (a)	69,618	567
LargeCap Value Account (a)	18,867	414
Real Estate Securities Account (a)	16,790	213
Short-Term Income Account (a)	1,296,208	3,305
	$ 10,629
TOTAL INVESTMENT COMPANIES	$ 27,375
Total Investments	$ 27,375
Other Assets in Excess of Liabilities, Net - 0.05%	$ 12
TOTAL NET ASSETS - 100.00%	$ 27,387

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 1,420
Unrealized Depreciation		(1,692)
Net Unrealized Appreciation (Depreciation)	$ (272)
Cost for federal income tax purposes	$ 27,647
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		75.07%
Domestic Equity Funds		14.83%
International Equity Funds		5.68%
Specialty Funds		4.37%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes.		112

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases(a)		Sales(a)		September 30, 2010
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	489,736	$ 5,909		59,546 $	624	110,459	$ 1,160	438,823	$ 5,315
Bond Market Index Fund	—	—		135,407	1,384	9,677	101	125,730	1,284
Core Plus Bond Fund I	436,151	4,687		68,218	754	95,063	1,060	409,306	4,386
Disciplined LargeCap Blend Fund	69,282	1,044		602	7	69,884	784	—	—
Diversified Real Asset Fund	—	—		112,967	1,180	—	—	112,967	1,180
Global Diversified Income Fund	117,944	1,075		21,542	267	9,326	116	130,160	1,226
High Yield Fund I	43,741	413		8,830	93	5,289	56	47,282	450
Inflation Protection Fund	379,970	3,378		62,117	480	33,550	262	408,537	3,597
International Emerging Markets Fund	9,470	231		1,605	36	932	21	10,143	246
International Equity Index Fund	—	—		25,204	236	1,503	14	23,701	222
International Fund I	32,657	429		3,837	40	10,391	107	26,103	368
International Growth Fund	43,678	599		7,635	61	4,327	34	46,986	626
International Value Fund I	32,935	299		5,817	61	3,253	34	35,499	326
LargeCap Blend Fund I	58,658	551		1,036	7	59,694	558	—	—
LargeCap Growth Account	28,196	408		4,201	55	2,554	33	29,843	430
LargeCap Growth Account I	21,604	384		27,610	504	3,409	62	45,805	826
LargeCap S&P 500 Index Account	—	—		74,156	592	4,538	36	69,618	556
LargeCap S&P 500 Index Fund	—	—		53,655	551	53,655	424	—	—
LargeCap Value Account	13,609	428		6,718	146	1,460	32	18,867	542
LargeCap Value Account III	32,704	387		207	2	32,911	293	—	—
LargeCap Value Fund I	21,191	237		59,033	582	6,190	60	74,034	759
MidCap Growth Fund III	23,444	220		2,374	21	1,450	13	24,368	228
MidCap Value Fund I	19,791	225		1,844	21	1,124	13	20,511	233
Money Market Account	736,860	737		161,461	161	898,321	898	—	—
Money Market Fund	1,927,083	2,707		—	—	1,927,083	1,927	—	—
Preferred Securities Fund	97,848	1,025		32,008	306	50,012	462	79,844	813
Real Estate Securities Account	104,405	1,628		14,091	161	101,706	1,272	16,790	377
Short-Term Income Account	—	—		1,367,887	3,410	71,679	180	1,296,208	3,230
SmallCap Growth Fund I	—	—		24,124	193	1,255	11	22,869	182
SmallCap S&P 600 Index Fund	27,310	464		157	2	27,467	350	—	—
SmallCap Value Fund II	—	—		24,717	192	1,254	10	23,463	182

		$ 27,465			$ 12,129		$ 10,383		$ 27,584

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
Bond & Mortgage Securities Account	$ 62			$ (58)			$ —
Bond Market Index Fund			—			1			—
Core Plus Bond Fund I			89			5			—
Disciplined LargeCap Blend Fund			—			(267)			—
Diversified Real Asset Fund			1			—			—
Global Diversified Income Fund			71			—			—
High Yield Fund I			—			—			—
Inflation Protection Fund			43			1			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			—			—
International Fund I			—			6			—
International Growth Fund			—			—			—
International Value Fund I			—			—			—
LargeCap Blend Fund I			4			—			—
LargeCap Growth Account			—			—			—
LargeCap Growth Account I			—			—			—
LargeCap S&P 500 Index Account			—			—			—
LargeCap S&P 500 Index Fund			—			(127)			—
LargeCap Value Account			2			—			—
LargeCap Value Account III			—			(96)			—
LargeCap Value Fund I			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			—			—
Money Market Account			—			—			—
Money Market Fund			—			(780)			—
Preferred Securities Fund			35			(56)			—
Real Estate Securities Account			12			(140)			—
Short-Term Income Account			14			—			—
SmallCap Growth Fund I			—			—			—
SmallCap S&P 600 Index Fund			—			(116)			—
SmallCap Value Fund II			—			—			—
	$ 333			$ (1,627)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes.				113

Schedule of Investments
Principal LifeTime Strategic Income Account
September 30, 2010 (unaudited)

(a)	Purchases and Sales include transactions related to the acquisition of the LargeCap Blend Fund I by the LargeCap S&P 500 Index Fund.

See accompanying notes.	114

Schedule of Investments
Real Estate Securities Account
September 30, 2010 (unaudited)

COMMON STOCKS - 98.89%	Shares Held Value (000's)			Maturity
Commercial Services - 1.12%				Amount
Corrections Corp of America (a)	70,500 $	1,740	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 1.84%			Investment in Joint Trading Account; Credit Suisse $	171	$ 171
Marriott International Inc/DE	24,200	867	Repurchase Agreement; 0.20% dated
Starwood Hotels & Resorts Worldwide Inc	37,800	1,986	09/30/10 maturing 10/01/10 (collateralized by
		$ 2,853	US Treasury Notes; $174,580; 3.38% -
Real Estate - 1.07%			3.50%; dated 06/30/13 - 02/15/18)
CB Richard Ellis Group Inc (a)	30,200	552	Investment in Joint Trading Account; Deutsche	27	27
Jones Lang LaSalle Inc	12,900	1,113	Bank Repurchase Agreement; 0.25% dated
		$ 1,665	09/30/10 maturing 10/01/10 (collateralized by
REITS - 94.86%			Sovereign Agency Issues; $27,120; 0.38% -
Acadia Realty Trust	68,278	1,297	4.88%; dated 12/17/10 - 11/18/11)
AMB Property Corp	61,260	1,622	Investment in Joint Trading Account; Morgan	50	50
American Campus Communities Inc	90,572	2,757	Stanley Repurchase Agreement; 0.20% dated
Annaly Capital Management Inc	43,900	773	09/30/10 maturing 10/01/10 (collateralized by
Apartment Investment & Management Co	58,000	1,240	Sovereign Agency Issue; $50,848; 2.30%;
AvalonBay Communities Inc	67,766	7,043	dated 08/10/15)
Boston Properties Inc	116,015	9,643			$ 414
CBL & Associates Properties Inc	85,724	1,120	TOTAL REPURCHASE AGREEMENTS		$ 414
Colonial Properties Trust	100,937	1,634	Total Investments		$ 155,092
Digital Realty Trust Inc	88,323	5,450	Other Assets in Excess of Liabilities, Net - 0.05%		$ 75
Douglas Emmett Inc	159,989	2,801	TOTAL NET ASSETS - 100.00%		$ 155,167
DuPont Fabros Technology Inc	89,147	2,242
Education Realty Trust Inc	100,850	721
Entertainment Properties Trust	58,400	2,522	(a) Non-Income Producing Security
Equity Lifestyle Properties Inc	53,742	2,928
Equity Residential	174,185	8,286
Essex Property Trust Inc	50,733	5,552	Unrealized Appreciation (Depreciation)
Federal Realty Investment Trust	73,338	5,989	The net federal income tax unrealized appreciation (depreciation) and federal tax
General Growth Properties Inc	97,100	1,515	cost of investments held as of the period end were as follows:
HCP Inc	103,807	3,735
Health Care REIT Inc	109,322	5,175	Unrealized Appreciation		$ 26,089
Hersha Hospitality Trust	151,077	783	Unrealized Depreciation		(6,331)
Highwoods Properties Inc	63,700	2,068	Net Unrealized Appreciation (Depreciation)		$ 19,758
Home Properties Inc	32,020	1,694	Cost for federal income tax purposes		$ 135,334
Host Hotels & Resorts Inc	379,802	5,500	All dollar amounts are shown in thousands (000's)
Kimco Realty Corp	186,159	2,932
LaSalle Hotel Properties	95,251	2,228	Portfolio Summary (unaudited)
Macerich Co/The	20,551	883	Sector		Percent
Mid-America Apartment Communities Inc	31,800	1,853	Financial		96.99%
PS Business Parks Inc	21,617	1,223	Consumer, Cyclical		1.84%
Public Storage Inc	94,530	9,173	Consumer, Non-cyclical		1.12%
Ramco-Gershenson Properties Trust	75,581	809	Other Assets in Excess of Liabilities, Net		0.05%
Simon Property Group Inc	212,717	19,727
SL Green Realty Corp	85,650	5,424	TOTAL NET ASSETS		100.00%
Tanger Factory Outlet Centers	63,225	2,980
Taubman Centers Inc	54,153	2,416
Ventas Inc	107,689	5,553
Vornado Realty Trust	92,372	7,901
		$ 147,192
TOTAL COMMON STOCKS		$ 153,450
CONVERTIBLE PREFERRED STOCKS -
0.79%	Shares Held Value (000's)
REITS - 0.79%
Digital Realty Trust Inc	33,000	1,228

TOTAL CONVERTIBLE PREFERRED STOCKS		$ 1,228
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.27%	(000's)	Value (000's)
Banks - 0.27%
Investment in Joint Trading Account; Bank of	$ 166	$ 166
America Repurchase Agreement; 0.23%
dated 09/30/10 maturing 10/01/10
(collateralized by Sovereign Agency Issues;
$169,494; 0.00% - 4.50%; dated 10/01/10 -
05/04/37)

See accompanying notes.			115

		Schedule of Investments
		SAM Balanced Portfolio
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 19.22%
Disciplined LargeCap Blend Fund (a)	3,804,064 $	43,252
High Yield Fund (a)	5,152,369	41,374
LargeCap Growth Fund II (a)	6,594,809	49,857
Preferred Securities Fund (a)	3,561,708	35,688
	$ 170,171
Principal Variable Contracts Funds, Inc. Class 1 - 80.86%
Diversified International Account (a)	6,807,376	79,034
Equity Income Account (a)	10,153,651	143,471
Government & High Quality Bond Account (a)	10,962,102	116,746
Income Account (a)	9,624,573	103,464
International Emerging Markets Account (a)	1,333,409	21,641
LargeCap Growth Account (a),(b)	3,676,492	49,596
LargeCap Value Account III (a)	8,239,122	72,669
MidCap Blend Account (a)	652,284	22,523
Money Market Account (a)	184,103	184
Principal Capital Appreciation Account (a)	2,126,608	41,788
Real Estate Securities Account (a)	1,555,818	19,743
Short-Term Income Account (a)	5,062,546	12,910
SmallCap Growth Account II (a),(b)	1,656,238	15,767
SmallCap Value Account I (a)	1,392,393	16,375
	$ 715,911
TOTAL INVESTMENT COMPANIES	$ 886,082
Total Investments	$ 886,082
Liabilities in Excess of Other Assets, Net - (0.08)%	$ (717)
TOTAL NET ASSETS - 100.00%	$ 885,365

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 85,862
Unrealized Depreciation		(25,819)
Net Unrealized Appreciation (Depreciation)	$ 60,043
Cost for federal income tax purposes	$ 826,039
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.65%
Fixed Income Funds		35.06%
International Equity Funds		11.37%
Liabilities in Excess of Other Assets, Net		(0.08)%
TOTAL NET ASSETS		100.00%

See accompanying notes.		116

Schedule of Investments
SAM Balanced Portfolio
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		September 30, 2010
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	3,835,099	$ 53,263	205,091	$ 2,251	236,126	$ 2,604	3,804,064	$ 51,493
Diversified International Account	4,749,550	59,828	2,229,618	25,367	171,792	1,866	6,807,376	81,957
Equity Income Account	8,232,425	100,073	2,351,766	32,445	430,540	5,663	10,153,651	125,693
Government & High Quality Bond	11,240,736	112,084	625,342	6,420	903,976	9,469	10,962,102	109,016
Account
High Yield Fund	4,960,330	35,925	575,464	4,501	383,425	2,986	5,152,369	37,363
Income Account	9,534,556	91,426	773,923	7,990	683,906	7,093	9,624,573	92,320
International Emerging Markets	1,425,141	20,487	27,103	386	118,835	1,684	1,333,409	18,312
Account
LargeCap Growth Account	5,898,749	62,553	175,849	2,208	2,398,106	32,885	3,676,492	36,135
LargeCap Growth Fund II	10,301,296	76,657	269,673	1,935	3,976,160	30,682	6,594,809	43,186
LargeCap Value Account III	4,810,433	39,990	3,504,695	32,418	76,006	651	8,239,122	71,643
MidCap Blend Account	933,537	29,263	37,906	1,222	319,159	10,823	652,284	19,255
Money Market Account	2,421,320	2,421	—	—	2,237,217	2,237	184,103	184
Preferred Securities Fund	3,935,585	32,787	279,365	2,616	653,242	6,231	3,561,708	29,164
Principal Capital Appreciation	1,983,916	30,322	245,314	4,651	102,622	1,965	2,126,608	32,842
Account
Real Estate Securities Account	1,978,265	24,804	64,547	713	486,994	5,874	1,555,818	16,459
Short-Term Income Account	6,660,415	16,324	264,115	658	1,861,984	4,640	5,062,546	12,339
SmallCap Growth Account II	1,749,594	11,624	74,862	661	168,218	1,493	1,656,238	10,640
SmallCap Value Account I	1,417,172	17,317	80,499	922	105,278	1,192	1,392,393	16,364

		$ 817,148		$ 127,364		$ 130,038		$ 804,365

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (1,417)			$ —
Diversified International Account		72			(1,372)			—
Equity Income Account		1,021			(1,162)			—
Government & High Quality Bond Account		849			(19)			—
High Yield Fund		2,614			(77)			—
Income Account		1,129			(3)			—
International Emerging Markets Account		32			(877)			—
LargeCap Growth Account		—			4,259			—
LargeCap Growth Fund II		—			(4,724)			—
LargeCap Value Account III		252			(114)			—
MidCap Blend Account		245			(407)			—
Money Market Account		—			—			—
Preferred Securities Fund		1,822			(8)			—
Principal Capital Appreciation Account		112			(166)			—
Real Estate Securities Account		244			(3,184)			—
Short-Term Income Account		64			(3)			—
SmallCap Growth Account II		—			(152)			—
SmallCap Value Account I		16			(683)			—
	$ 8,472		$ (10,109)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes.			117

		Schedule of Investments
	SAM Conservative Balanced Portfolio
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.32%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 18.10%
Disciplined LargeCap Blend Fund (a)	597,997 $	6,799
High Yield Fund (a)	1,461,807	11,738
LargeCap Growth Fund II (a)	949,451	7,178
Preferred Securities Fund (a)	708,177	7,096
	$ 32,811
Principal Variable Contracts Funds, Inc. Class 1 - 82.22%
Diversified International Account (a)	953,836	11,074
Equity Income Account (a)	1,354,627	19,141
Government & High Quality Bond Account (a)	3,690,182	39,300
Income Account (a)	3,125,731	33,602
International Emerging Markets Account (a)	204,485	3,319
LargeCap Growth Account (a),(b)	537,963	7,257
LargeCap Value Account III (a)	1,088,451	9,600
MidCap Blend Account (a)	86,560	2,989
Money Market Account (a)	7,102	7
Principal Capital Appreciation Account (a)	374,703	7,363
Real Estate Securities Account (a)	113,614	1,442
Short-Term Income Account (a)	3,674,015	9,369
SmallCap Growth Account II (a),(b)	231,013	2,199
SmallCap Value Account I (a)	199,885	2,351
	$ 149,013
TOTAL INVESTMENT COMPANIES	$ 181,824
Total Investments	$ 181,824
Liabilities in Excess of Other Assets, Net - (0.32)%	$ (573)
TOTAL NET ASSETS - 100.00%	$ 181,251

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 13,263
Unrealized Depreciation		(1,536)
Net Unrealized Appreciation (Depreciation)	$ 11,727
Cost for federal income tax purposes	$ 170,097
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		55.79%
Domestic Equity Funds		36.59%
International Equity Funds		7.94%
Liabilities in Excess of Other Assets, Net		(0.32)%
TOTAL NET ASSETS		100.00%

See accompanying notes.		118

Schedule of Investments
SAM Conservative Balanced Portfolio
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		September 30, 2010
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	566,137	$ 6,323	79,460	$ 861	47,600	$ 528	597,997	$ 6,459
Diversified International Account	647,966	7,427	337,298	3,793	31,428	338	953,836	10,700
Equity Income Account	1,076,868	13,393	373,801	5,127	96,042	1,255	1,354,627	16,976
Government & High Quality Bond	3,685,848	37,585	349,480	3,601	345,146	3,598	3,690,182	37,549
Account
High Yield Fund	1,426,779	10,067	222,506	1,740	187,478	1,459	1,461,807	10,323
Income Account	3,038,009	29,720	407,841	4,234	320,119	3,309	3,125,731	30,630
International Emerging Markets	203,960	2,305	20,521	301	19,996	295	204,485	2,213
Account
LargeCap Growth Account	783,174	8,362	74,951	943	320,162	4,358	537,963	5,487
LargeCap Growth Fund II	1,374,517	9,359	122,483	878	547,549	4,196	949,451	5,787
LargeCap Value Account III	593,435	4,939	519,334	4,744	24,318	206	1,088,451	9,444
MidCap Blend Account	143,392	4,340	15,178	490	72,010	2,451	86,560	2,311
Money Market Account	817,126	817	—	—	810,024	810	7,102	7
Preferred Securities Fund	878,054	6,856	80,911	758	250,788	2,397	708,177	5,273
Principal Capital Appreciation	282,228	4,373	123,266	2,327	30,791	601	374,703	6,088
Account
Real Estate Securities Account	298,904	3,065	15,546	175	200,836	2,440	113,614	840
Short-Term Income Account	3,723,461	9,132	333,586	833	383,032	962	3,674,015	9,002
SmallCap Growth Account II	257,602	1,742	15,785	137	42,374	394	231,013	1,494
SmallCap Value Account I	207,871	2,170	16,232	180	24,218	279	199,885	2,009

		$ 161,975		$ 31,122		$ 29,876		$ 162,592

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (197)			$ —
Diversified International Account		10			(182)			—
Equity Income Account		129			(289)			—
Government & High Quality Bond Account		277			(39)			—
High Yield Fund		742			(25)			—
Income Account		350			(15)			—
International Emerging Markets Account		5			(98)			—
LargeCap Growth Account		—			540			—
LargeCap Growth Fund II		—			(254)			—
LargeCap Value Account III		32			(33)			—
MidCap Blend Account		29			(68)			—
Money Market Account		—			—			—
Preferred Securities Fund		394			56			—
Principal Capital Appreciation Account		15			(11)			—
Real Estate Securities Account		30			40			—
Short-Term Income Account		47			(1)			—
SmallCap Growth Account II		—			9			—
SmallCap Value Account I		2			(62)			—
	$ 2,062		$ (629)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes.			119

		Schedule of Investments
	SAM Conservative Growth Portfolio
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 16.85%
Disciplined LargeCap Blend Fund (a)	1,165,072 $	13,247
High Yield Fund (a)	776,403	6,234
LargeCap Growth Fund II (a)	1,776,567	13,431
Preferred Securities Fund (a)	275,510	2,761
	$ 35,673
Principal Variable Contracts Funds, Inc. Class 1 - 83.20%
Diversified International Account (a)	2,019,902	23,451
Equity Income Account (a)	3,052,003	43,125
Government & High Quality Bond Account (a)	1,135,428	12,092
Income Account (a)	1,014,515	10,906
International Emerging Markets Account (a)	416,028	6,752
LargeCap Growth Account (a),(b)	1,016,415	13,711
LargeCap Value Account III (a)	2,983,657	26,316
MidCap Blend Account (a)	256,759	8,866
Money Market Account (a)	16,462	17
Principal Capital Appreciation Account (a)	851,421	16,730
Real Estate Securities Account (a)	266,035	3,376
Short-Term Income Account (a)	483,185	1,232
SmallCap Growth Account II (a),(b)	489,307	4,658
SmallCap Value Account I (a)	415,453	4,886
	$ 176,118
TOTAL INVESTMENT COMPANIES	$ 211,791
Total Investments	$ 211,791
Liabilities in Excess of Other Assets, Net - (0.05)%	$ (101)
TOTAL NET ASSETS - 100.00%	$ 211,690

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 14,019
Unrealized Depreciation		(13,274)
Net Unrealized Appreciation (Depreciation)	$ 745
Cost for federal income tax purposes	$ 211,046
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		70.08%
Fixed Income Funds		15.70%
International Equity Funds		14.27%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes.		120

Schedule of Investments
SAM Conservative Growth Portfolio
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		September 30, 2010
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	1,183,357	$ 18,471	65,597	$ 725	83,882	$ 933	1,165,072	$ 17,768
Diversified International Account	1,655,976	23,950	460,114	5,247	96,188	1,031	2,019,902	27,512
Equity Income Account	2,651,881	30,539	645,115	8,950	244,993	3,203	3,052,003	36,078
Government & High Quality Bond	1,156,658	11,248	72,005	744	93,235	980	1,135,428	11,026
Account
High Yield Fund	802,111	5,744	67,610	529	93,318	727	776,403	5,551
Income Account	960,102	8,981	163,906	1,733	109,493	1,136	1,014,515	9,603
International Emerging Markets	458,659	8,252	11,932	178	54,563	783	416,028	7,271
Account
LargeCap Growth Account	1,890,772	20,892	53,384	685	927,741	12,709	1,016,415	10,438
LargeCap Growth Fund II	3,312,816	25,833	83,137	604	1,619,386	12,487	1,776,567	11,970
LargeCap Value Account III	1,502,635	12,975	1,598,095	14,855	117,073	994	2,983,657	26,672
MidCap Blend Account	373,107	12,184	11,311	374	127,659	4,302	256,759	8,202
Money Market Account	1,031,135	1,031	—	—	1,014,673	1,015	16,462	16
Preferred Securities Fund	443,422	3,804	28,339	265	196,251	1,900	275,510	2,229
Principal Capital Appreciation	694,667	9,353	210,707	3,979	53,953	1,045	851,421	12,438
Account
Real Estate Securities Account	638,675	9,644	9,458	108	382,098	4,663	266,035	3,094
Short-Term Income Account	473,952	1,175	9,233	23	—	—	483,185	1,198
SmallCap Growth Account II	529,976	2,884	19,933	176	60,602	546	489,307	2,638
SmallCap Value Account I	443,615	6,529	14,189	160	42,351	482	415,453	5,935

		$ 213,489		$ 39,335		$ 48,936		$ 199,639

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (495)			$ —
Diversified International Account		22			(654)			—
Equity Income Account		310			(208)			—
Government & High Quality Bond Account		88			14			—
High Yield Fund		404			5			—
Income Account		110			25			—
International Emerging Markets Account		10			(376)			—
LargeCap Growth Account		—			1,570			—
LargeCap Growth Fund II		—			(1,980)			—
LargeCap Value Account III		91			(164)			—
MidCap Blend Account		96			(54)			—
Money Market Account		—			—			—
Preferred Securities Fund		190			60			—
Principal Capital Appreciation Account		37			151			—
Real Estate Securities Account		74			(1,995)			—
Short-Term Income Account		6			—			—
SmallCap Growth Account II		—			124			—
SmallCap Value Account I		5			(272)			—
	$ 1,443		$ (4,249)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes.			121

		Schedule of Investments
	SAM Flexible Income Portfolio
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.84%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 19.02%
Disciplined LargeCap Blend Fund (a)	412,379 $	4,689
High Yield Fund (a)	1,996,749	16,034
LargeCap Growth Fund II (a)	573,802	4,338
Preferred Securities Fund (a)	1,305,818	13,084
	$ 38,145
Principal Variable Contracts Funds, Inc. Class 1 - 80.82%
Diversified International Account (a)	713,403	8,283
Equity Income Account (a)	991,989	14,017
Government & High Quality Bond Account (a)	4,644,599	49,465
Income Account (a)	4,262,514	45,822
International Emerging Markets Account (a)	125,886	2,043
LargeCap Growth Account (a),(b)	315,147	4,251
LargeCap Value Account III (a)	1,203,330	10,613
MidCap Blend Account (a)	87,712	3,029
Money Market Account (a)	1,288	1
Principal Capital Appreciation Account (a)	107,078	2,104
Real Estate Securities Account (a)	167,916	2,131
Short-Term Income Account (a)	6,774,795	17,276
SmallCap Growth Account II (a),(b)	139,534	1,328
SmallCap Value Account I (a)	142,852	1,680
	$ 162,043
TOTAL INVESTMENT COMPANIES	$ 200,188
Total Investments	$ 200,188
Other Assets in Excess of Liabilities, Net - 0.16%	$ 312
TOTAL NET ASSETS - 100.00%	$ 200,500

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 15,903
Unrealized Depreciation		(1,057)
Net Unrealized Appreciation (Depreciation)	$ 14,846
Cost for federal income tax purposes	$ 185,342
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		70.67%
Domestic Equity Funds		24.02%
International Equity Funds		5.15%
Other Assets in Excess of Liabilities, Net		0.16%
TOTAL NET ASSETS		100.00%

See accompanying notes.		122

Schedule of Investments
SAM Flexible Income Portfolio
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009		Purchases		Sales		September 30, 2010
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	384,989	$ 4,316	67,556 $	724	40,166	$ 451	412,379	$ 4,491
Diversified International Account	445,524	5,517	303,484	3,308	35,605	384	713,403	8,082
Equity Income Account	648,590	7,227	385,562	5,252	42,163	561	991,989	11,898
Government & High Quality Bond	4,565,653	45,949	576,562	5,972	497,616	5,173	4,644,599	46,706
Account
High Yield Fund	1,827,563	12,552	373,137	2,906	203,951	1,600	1,996,749	13,859
Income Account	4,097,535	39,737	573,985	5,903	409,006	4,226	4,262,514	41,385
International Emerging Markets	125,088	1,269	15,668	220	14,870	223	125,886	1,244
Account
LargeCap Growth Account	541,330	5,117	100,181	1,255	326,364	4,479	315,147	2,999
LargeCap Growth Fund II	970,083	6,630	160,258	1,140	556,539	4,295	573,802	3,387
LargeCap Value Account III	693,261	5,372	548,282	4,918	38,213	327	1,203,330	9,935
MidCap Blend Account	132,696	3,841	17,726	567	62,710	2,098	87,712	2,334
Money Market Account	181,288	181	—	—	180,000	180	1,288	1
Preferred Securities Fund	1,215,443	8,382	179,462	1,705	89,087	835	1,305,818	9,240
Principal Capital Appreciation	96,065	1,194	19,837	373	8,824	175	107,078	1,418
Account
Real Estate Securities Account	189,180	1,779	20,207	234	41,471	499	167,916	1,487
Short-Term Income Account	6,484,017	15,806	912,760	2,289	621,982	1,558	6,774,795	16,531
SmallCap Growth Account II	147,084	765	22,481	195	30,031	276	139,534	724
SmallCap Value Account I	117,721	1,148	33,217	374	8,086	93	142,852	1,410

		$ 166,782		$ 37,335		$ 27,433		$ 177,131

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (98)			$ —
Diversified International Account		8			(359)			—
Equity Income Account		95			(20)			—
Government & High Quality Bond Account		351			(42)			—
High Yield Fund		974			1			—
Income Account		500			(29)			—
International Emerging Markets Account		3			(22)			—
LargeCap Growth Account		—			1,106			—
LargeCap Growth Fund II		—			(88)			—
LargeCap Value Account III		36			(28)			—
MidCap Blend Account		31			24			—
Money Market Account		—			—			—
Preferred Securities Fund		595			(12)			—
Principal Capital Appreciation Account		5			26			—
Real Estate Securities Account		23			(27)			—
Short-Term Income Account		85			(6)			—
SmallCap Growth Account II		—			40			—
SmallCap Value Account I		2			(19)			—
	$ 2,708		$ 447			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes.			123

		Schedule of Investments
	SAM Strategic Growth Portfolio
	September 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 20.05%
Disciplined LargeCap Blend Fund (a)	1,029,844 $	11,709
High Yield Fund (a)	711,364	5,712
LargeCap Growth Fund II (a)	1,274,339	9,634
	$ 27,055
Principal Variable Contracts Funds, Inc. Class 1 - 79.96%
Diversified International Account (a)	1,505,578	17,480
Equity Income Account (a)	2,015,668	28,481
International Emerging Markets Account (a)	295,799	4,801
LargeCap Growth Account (a),(b)	730,237	9,851
LargeCap Value Account III (a)	2,153,916	18,998
MidCap Blend Account (a)	184,480	6,370
Money Market Account (a)	43,494	43
Principal Capital Appreciation Account (a)	628,587	12,352
Real Estate Securities Account (a)	176,385	2,238
Short-Term Income Account (a)	35,990	92
SmallCap Growth Account II (a),(b)	380,846	3,626
SmallCap Value Account I (a)	301,984	3,551
	$ 107,883
TOTAL INVESTMENT COMPANIES	$ 134,938
Total Investments	$ 134,938
Liabilities in Excess of Other Assets, Net - (0.01)%	$ (17)
TOTAL NET ASSETS - 100.00%	$ 134,921

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 7,625
Unrealized Depreciation		(9,122)
Net Unrealized Appreciation (Depreciation)	$ (1,497)
Cost for federal income tax purposes	$ 136,435
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		79.16%
International Equity Funds		16.52%
Fixed Income Funds		4.33%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes.		124

Schedule of Investments
SAM Strategic Growth Portfolio
September 30, 2010 (unaudited)

Affiliated Securities	December 31, 2009			Purchases		Sales		September 30, 2010
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	1,015,097	$ 14,864		81,658	$ 914	66,911	$ 730	1,029,844	$ 14,639
Diversified International Account	1,132,770	16,292		438,355	4,985	65,547	706	1,505,578	20,023
Equity Income Account	1,688,331	20,600		444,774	6,161	117,437	1,543	2,015,668	24,937
High Yield Fund	767,577	5,588		71,810	563	128,023	1,005	711,364	5,135
International Emerging Markets	322,801	5,131		8,083	117	35,085	509	295,799	4,517
Account
LargeCap Growth Account	1,208,655	13,256		48,446	622	526,864	7,194	730,237	7,554
LargeCap Growth Fund II	2,114,170	16,495		70,636	511	910,467	7,003	1,274,339	8,820
LargeCap Value Account III	1,167,780	9,806		1,013,843	9,375	27,707	239	2,153,916	18,903
MidCap Blend Account	250,423	8,012		13,296	443	79,239	2,662	184,480	5,742
Money Market Account	368,039	368		—	—	324,545	325	43,494	43
Principal Capital Appreciation	472,101	6,318		184,414	3,501	27,928	530	628,587	9,268
Account
Real Estate Securities Account	426,320	5,936		11,180	128	261,115	3,199	176,385	1,692
Short-Term Income Account	158,601	394		180	—	122,791	306	35,990	88
SmallCap Growth Account II	397,276	2,371		16,273	146	32,703	289	380,846	2,239
SmallCap Value Account I	318,124	4,445		16,701	194	32,841	366	301,984	4,054

		$ 129,876			$ 27,660		$ 26,606		$ 127,654

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —			$ (409)			$ —
Diversified International Account			16			(548)			—
Equity Income Account			203			(281)			—
High Yield Fund			380			(11)			—
International Emerging Markets Account			7			(222)			—
LargeCap Growth Account			—			870			—
LargeCap Growth Fund II			—			(1,183)			—
LargeCap Value Account III			65			(39)			—
MidCap Blend Account			70			(51)			—
Money Market Account			—			—			—
Principal Capital Appreciation Account			27			(21)			—
Real Estate Securities Account			53			(1,173)			—
Short-Term Income Account			—			—			—
SmallCap Growth Account II			—			11			—
SmallCap Value Account I			4			(219)			—
	$ 825			$ (3,276)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes.				125

Schedule of Investments
Short-Term Income Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 94.21%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.50%			Banks (continued)
Boeing Co/The			US Bancorp (continued)
1.88%, 11/20/2012	$ 800	$ 816	2.88%, 11/20/2014	$ 550	$ 575
General Dynamics Corp			3.15%, 3/4/2015	400	423
1.80%, 7/15/2011	400	405	Wachovia Corp
		$ 1,221	0.45%, 3/1/2012(b)	100	100
Automobile Asset Backed Securities - 0.31%			5.35%, 3/15/2011	350	356
Ford Credit Auto Lease Trust			Wells Fargo & Co
1.04%, 3/15/2013(a)	176	176	3.63%, 4/15/2015	1,350	1,431
Ford Credit Auto Owner Trust			4.38%, 1/31/2013	750	800
3.96%, 4/15/2012	227	230	Westpac Banking Corp
5.47%, 9/15/2012(b)	200	208	2.25%, 11/19/2012	2,000	2,039
Nissan Auto Receivables Owner Trust			3.00%, 8/4/2015	1,000	1,021
4.28%, 7/15/2013	147	151			$ 38,745
		$ 765	Beverages - 1.70%
Automobile Floor Plan Asset Backed Securities - 0.08%			Anheuser-Busch InBev Worldwide Inc
Nissan Master Owner Trust Receivables			2.50%, 3/26/2013	1,750	1,796
1.41%, 1/15/2015(a),(b)	200	203	5.38%, 11/15/2014(a)	150	168
			7.20%, 1/15/2014(a)	750	874
Banks - 15.98%			PepsiCo Inc/NC
American Express Bank FSB			3.10%, 1/15/2015	1,200	1,279
5.50%, 4/16/2013	2,000	2,177			$ 4,117
Australia & New Zealand Banking Group Ltd			Chemicals - 3.57%
3.70%, 1/13/2015(a)	300	316	Air Products & Chemicals Inc
Bank of America Corp			4.15%, 2/1/2013	200	212
2.10%, 4/30/2012	1,000	1,025	Airgas Inc
4.50%, 4/1/2015	1,750	1,836	3.25%, 10/1/2015	3,000	3,003
4.90%, 5/1/2013	350	374	EI du Pont de Nemours & Co
6.25%, 4/15/2012	250	267	3.25%, 1/15/2015	625	668
Bank of New York Mellon Corp/The			5.00%, 7/15/2013	500	557
2.95%, 6/18/2015	3,060	3,218	PPG Industries Inc
4.50%, 4/1/2013	310	337	5.75%, 3/15/2013	2,000	2,190
Bank of Nova Scotia			Praxair Inc
2.25%, 1/22/2013	750	772	1.75%, 11/15/2012	2,000	2,039
Barclays Bank PLC					$ 8,669
2.50%, 1/23/2013	2,125	2,171	Commercial Services - 0.92%
Capital One Financial Corp			Western Union Co/The
5.70%, 9/15/2011	160	167	5.40%, 11/17/2011	800	835
Citigroup Inc			Yale University
5.50%, 8/27/2012	700	746	2.90%, 10/15/2014	1,330	1,408
5.50%, 4/11/2013	450	483			$ 2,243
Commonwealth Bank of Australia			Computers - 3.24%
3.75%, 10/15/2014(a)	1,750	1,870	Dell Inc
Goldman Sachs Group Inc/The			1.40%, 9/10/2013	2,000	2,008
0.60%, 2/6/2012(b)	150	149	Hewlett-Packard Co
3.70%, 8/1/2015	1,000	1,023	1.25%, 9/13/2013	3,500	3,523
5.25%, 10/15/2013	500	543	4.25%, 2/24/2012	750	786
6.00%, 5/1/2014	800	893	International Business Machines Corp
6.88%, 1/15/2011	525	534	2.10%, 5/6/2013	1,500	1,548
JP Morgan Chase & Co					$ 7,865
2.20%, 6/15/2012	1,000	1,028	Consumer Products - 0.57%
3.70%, 1/20/2015	2,400	2,535	Clorox Co
5.38%, 10/1/2012	750	811	3.55%, 11/1/2015	775	832
5.60%, 6/1/2011	600	620	5.00%, 3/1/2013	500	546
Morgan Stanley					$ 1,378
1.95%, 6/20/2012	500	512	Credit Card Asset Backed Securities - 0.26%
2.88%, 5/14/2013(b)	650	662
			Cabela's Master Credit Card Trust
4.20%, 11/20/2014	800	829	4.31%, 12/16/2013(a)	630	635
4.75%, 4/1/2014	350	366
5.63%, 1/9/2012	500	527	Diversified Financial Services - 13.63%
6.00%, 4/28/2015	500	550	American Express Credit Corp
PNC Funding Corp			2.75%, 9/15/2015	1,000	1,006
3.00%, 5/19/2014	550	569	5.88%, 5/2/2013	1,000	1,101
Regions Bank/Birmingham AL			American Honda Finance Corp
3.25%, 12/9/2011	500	516	1.63%, 9/20/2013(a)	1,500	1,506
Santander US Debt SA Unipersonal			2.38%, 3/18/2013(a)	900	920
2.49%, 1/18/2013(a)	800	797
			4.63%, 4/2/2013(a)	1,000	1,076
US Bancorp			Bear Stearns Cos LLC/The
1.38%, 9/13/2013	2,000	2,009	0.49%, 11/28/2011(b)	400	400
2.00%, 6/14/2013	750	768
See accompanying notes.			126

Schedule of Investments
Short-Term Income Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Food - 1.44%
BlackRock Inc			Corn Products International Inc
2.25%, 12/10/2012	$ 3,000 $	3,079	3.20%, 11/1/2015	$ 500 $	509
Caterpillar Financial Services Corp			General Mills Inc
4.85%, 12/7/2012	325	352	8.02%, 2/5/2013	350	401
Countrywide Financial Corp			Kraft Foods Inc
5.80%, 6/7/2012	975	1,036	2.63%, 5/8/2013	2,000	2,073
ERAC USA Finance LLC			Sara Lee Corp
2.75%, 7/1/2013(a)	2,750	2,809	2.75%, 9/15/2015	500	507
5.80%, 10/15/2012(a)	500	540		$ 3,490
FMR LLC			Gas - 0.44%
4.75%, 3/1/2013(a)	3,000	3,177	Florida Gas Transmission Co LLC
Franklin Resources Inc			4.00%, 7/15/2015(a)	500	528
2.00%, 5/20/2013	2,500	2,558	Sempra Energy
General Electric Capital Corp			6.00%, 2/1/2013	500	549
2.80%, 1/8/2013	850	875		$ 1,077
3.50%, 6/29/2015	500	523	Healthcare - Services - 0.18%
3.75%, 11/14/2014	765	810	UnitedHealth Group Inc
4.80%, 5/1/2013	150	162	4.88%, 2/15/2013	400	430
5.25%, 10/19/2012	675	727
5.72%, 8/22/2011	800	811	Home Equity Asset Backed Securities - 2.26%
5.90%, 5/13/2014	345	391	ACE Securities Corp
Genworth Global Funding Trusts			0.60%, 5/25/2035(b)	1,091	1,007
5.20%, 10/8/2010	200	200	0.71%, 4/25/2035(b)	1,067	1,041
Jefferies Group Inc			Aegis Asset Backed Securities Trust
5.88%, 6/8/2014	1,500	1,636	0.74%, 3/25/2035(b)	951	940
John Deere Capital Corp			Bayview Financial Acquisition Trust
4.95%, 12/17/2012	775	841	6.04%, 11/28/2036	1,041	1,072
MassMutual Global Funding II			Home Equity Asset Trust
2.30%, 9/28/2015(a)	1,250	1,259	0.69%, 10/25/2035(b)	405	403
Merrill Lynch & Co Inc			Mastr Asset Backed Securities Trust
0.52%, 6/5/2012(b)	125	123	0.32%, 11/25/2036(b)	117	116
0.67%, 11/1/2011(b)	200	199	New Century Home Equity Loan Trust
6.05%, 8/15/2012	215	231	4.76%, 11/25/2033	66	64
6.15%, 4/25/2013	300	328	Residential Asset Securities Corp
PACCAR Financial Corp			4.47%, 3/25/2032	807	801
1.95%, 12/17/2012	1,000	1,019	4.59%, 8/25/2031	46	44
2.05%, 6/17/2013	2,500	2,567		$ 5,488
Toyota Motor Credit Corp			Insurance - 4.58%
3.20%, 6/17/2015	750	796	Berkshire Hathaway Inc
	$ 33,058		0.83%, 2/11/2013(b)	1,100	1,105
Electric - 2.79%			2.13%, 2/11/2013	1,250	1,288
Commonwealth Edison Co			3.20%, 2/11/2015	550	583
5.40%, 12/15/2011	750	789	Fidelity National Financial Inc
7.50%, 7/1/2013	250	289	7.30%, 8/15/2011	600	612
Duke Energy Ohio Inc			MetLife Inc
2.10%, 6/15/2013	2,000	2,054	2.38%, 2/6/2014	1,500	1,516
Nisource Finance Corp			Metropolitan Life Global Funding I
6.15%, 3/1/2013	500	549	2.50%, 1/11/2013(a)	725	742
Oncor Electric Delivery Co LLC			2.88%, 9/17/2012(a)	250	258
5.95%, 9/1/2013	1,250	1,400	5.13%, 6/10/2014(a)	750	832
6.38%, 5/1/2012	750	817	New York Life Global Funding
Virginia Electric and Power Co			2.25%, 12/14/2012(a)	750	769
5.10%, 11/30/2012	800	870	3.00%, 5/4/2015(a)	750	782
	$ 6,768		4.65%, 5/9/2013(a)	455	493
Electronics - 0.71%			5.25%, 10/16/2012(a)	750	815
Thermo Fisher Scientific Inc			Prudential Financial Inc
2.15%, 12/28/2012	1,680	1,713	3.63%, 9/17/2012	750	780
			5.15%, 1/15/2013	500	534
Environmental Control - 0.21%				$ 11,109
Allied Waste North America Inc			Iron & Steel - 0.55%
5.75%, 2/15/2011	500	508	Nucor Corp
			5.00%, 12/1/2012	1,230	1,333
Finance - Mortgage Loan/Banker - 8.84%
Fannie Mae			Manufactured Housing Asset Backed Securities - 0.04%
1.38%, 4/28/2011	8,000	8,050	Green Tree Financial Corp
1.88%, 10/29/2012	750	751	7.70%, 9/15/2026(c)	65	63
4.75%, 12/15/2010	12,500	12,622	Mid-State Trust
	$ 21,423		8.33%, 4/1/2030(c)	36	37
				$ 100
See accompanying notes.			127

Schedule of Investments
Short-Term Income Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media - 1.28%			Mortgage Backed Securities (continued)
Comcast Corp			Fannie Mae (continued)
5.45%, 11/15/2010	$ 145 $	146	6.00%, 2/25/2031	$ 1,578 $	1,611
DirecTV Holdings LLC / DirecTV Financing Co			Freddie Mac
Inc			0.66%, 7/15/2023(b)	254	254
6.38%, 6/15/2015	1,350	1,397	0.71%, 6/15/2023(b)	56	56
Time Warner Cable Inc			4.50%, 5/15/2030	184	185
5.40%, 7/2/2012	500	535	5.50%, 10/15/2027	201	202
7.50%, 4/1/2014	430	507	6.00%, 9/15/2029	482	492
Walt Disney Co/The			Ginnie Mae
4.70%, 12/1/2012	475	515	4.50%, 8/20/2032	166	175
	$ 3,100		GMAC Mortgage Corp Loan Trust
Mining - 0.76%			5.25%, 7/25/2034	169	153
Anglo American Capital PLC			GSR Mortgage Loan Trust
2.15%, 9/27/2013(a)	1,000	1,007	5.00%, 8/25/2019	719	738
BHP Billiton Finance USA Ltd			Mastr Adjustable Rate Mortgages Trust
5.50%, 4/1/2014	300	338	0.70%, 8/25/2034(b)	434	428
Vulcan Materials Co			MASTR Alternative Loans Trust
5.60%, 11/30/2012	475	511	5.00%, 9/25/2019	1,511	1,524
	$ 1,856		MASTR Asset Securitization Trust
Miscellaneous Manufacturing - 0.85%			5.25%, 9/25/2033(b)	26	26
Cargill Inc			Morgan Stanley Dean Witter Capital I
5.20%, 1/22/2013(a)	1,500	1,626	6.54%, 2/15/2031	2	2
Honeywell International Inc			Residential Accredit Loans Inc
4.25%, 3/1/2013	400	433	5.00%, 3/25/2019	513	517
	$ 2,059		6.00%, 11/25/2032	208	211
Mortgage Backed Securities - 8.85%			Residential Asset Securitization Trust
Adjustable Rate Mortgage Trust			6.00%, 5/25/2036	427	266
0.83%, 2/25/2035(b)	9	7	Residential Funding Mortgage Securities I
1.06%, 3/25/2035(b)	382	377	5.50%, 9/25/2036	447	400
Banc of America Funding Corp			Structured Asset Securities Corp
0.34%, 7/20/2036(b)	379	377	4.50%, 2/25/2033	172	176
5.75%, 3/25/2036	608	591	Thornburg Mortgage Securities Trust
			0.96%, 12/25/2033(b)	199	184
Banc of America Mortgage Securities Inc
4.75%, 2/25/2035	420	422	WaMu Mortgage Pass Through Certificates
			0.51%, 11/25/2045(b)	11	11
5.00%, 2/25/2020	677	701
5.00%, 8/25/2020	270	273	Wells Fargo Mortgage Backed Securities Trust
5.00%, 5/25/2034	585	600	4.75%, 11/25/2018	343	354
5.25%, 10/25/2034	334	337	4.75%, 12/25/2018	318	325
BCAP LLC Trust			5.50%, 5/25/2035	716	741
5.25%, 6/26/2037(a)	497	504	5.75%, 10/25/2036(b)	232	232
Bear Stearns Alt-A Trust				$ 21,450
0.54%, 7/25/2035(b)	17	8	Oil & Gas - 2.34%
Bear Stearns Commercial Mortgage Securities			Apache Corp
7.00%, 5/20/2030	172	180	6.25%, 4/15/2012	600	649
Chase Mortgage Finance Corp			BP Capital Markets PLC
5.00%, 3/25/2018	339	347	3.13%, 10/1/2015(d)	1,000	1,005
5.50%, 5/25/2035	190	195	3.63%, 5/8/2014	750	776
Citicorp Mortgage Securities Inc			Canadian Natural Resources Ltd
4.50%, 9/25/2034(b)	553	567	5.15%, 2/1/2013	325	352
5.25%, 2/25/2035	593	618	Chevron Corp
5.50%, 12/25/2033	34	34	3.95%, 3/3/2014	600	656
Countrywide Alternative Loan Trust			Husky Energy Inc
6.00%, 2/25/2017	312	318	6.25%, 6/15/2012	200	215
Countrywide Asset-Backed Certificates			Shell International Finance BV
0.54%, 11/25/2035(b)	13	12	3.10%, 6/28/2015	750	790
Countrywide Home Loan Mortgage Pass Through			4.00%, 3/21/2014	400	433
Trust			Total Capital SA
4.50%, 8/25/2033	375	385	3.00%, 6/24/2015	750	787
4.75%, 1/25/2019	612	606		$ 5,663
4.75%, 1/25/2019	574	589	Oil & Gas Services - 0.48%
5.00%, 11/25/2018	917	951	Smith International Inc
5.00%, 9/25/2019	504	525	8.63%, 3/15/2014	750	914
5.00%, 6/25/2034	731	750	Weatherford International Inc
5.00%, 8/25/2034	494	500	5.95%, 6/15/2012	225	241
5.25%, 7/25/2033	90	90		$ 1,155
5.25%, 10/25/2034	1,000	995	Other Asset Backed Securities - 1.79%
Fannie Mae			Carrington Mortgage Loan Trust
0.56%, 2/25/2032(b)	56	56	0.54%, 12/25/2035(b)	500	461
5.00%, 11/25/2035	251	272
See accompanying notes.			128

Schedule of Investments
Short-Term Income Account
September 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Other Asset Backed Securities (continued)			REITS (continued)
CNH Equipment Trust			Nationwide Health Properties Inc
4.12%, 5/15/2012	$ 28 $	28	6.25%, 2/1/2013	$ 2,250	$ 2,441
Countrywide Asset-Backed Certificates			6.50%, 7/15/2011	800	831
0.33%, 5/25/2028(b)	402	392			$ 15,029
0.66%, 8/25/2034(b)	1,768	1,735	Retail - 0.66%
0.91%, 12/25/2034(b)	1,276	1,258	Wal-Mart Stores Inc
Green Tree Home Improvement Loan Trust			2.88%, 4/1/2015	1,000	1,059
7.45%, 9/15/2025(c)	6	5	3.20%, 5/15/2014	500	535
John Deere Owner Trust					$ 1,594
4.18%, 6/15/2012	46	47	Savings & Loans - 0.00%
Marriott Vacation Club Owner Trust			Washington Mutual Bank / Henderson NV
5.81%, 10/20/2029(a)	69	71	0.00%, 1/15/2013(e)	200	—
Merrill Lynch First Franklin Mortgage Loan Trust
0.96%, 10/25/2037(b)	340	337	Software - 0.40%
	$ 4,334		Microsoft Corp
Packaging & Containers - 0.04%			2.95%, 6/1/2014	500	530
Pactiv Corp			Oracle Corp
5.88%, 7/15/2012	90	94	3.75%, 7/8/2014	400	436
					$ 966
Pharmaceuticals - 2.48%			Student Loan Asset Backed Securities - 0.25%
Abbott Laboratories			SLM Student Loan Trust
2.70%, 5/27/2015	1,500	1,575	1.60%, 10/25/2016(b)	600	610
5.15%, 11/30/2012	500	547
Cardinal Health Inc			Telecommunications - 1.52%
5.65%, 6/15/2012	28	30	America Movil SA de CV
Eli Lilly & Co			5.50%, 3/1/2014	250	276
4.20%, 3/6/2014	285	314	AT&T Inc
Novartis Capital Corp			2.50%, 8/15/2015	1,000	1,019
1.90%, 4/24/2013	1,400	1,437	4.95%, 1/15/2013	475	516
2.90%, 4/24/2015	500	527	Cisco Systems Inc
Pfizer Inc			2.90%, 11/17/2014	335	356
4.45%, 3/15/2012	1,500	1,579	Rogers Cable Inc
	$ 6,009		7.88%, 5/1/2012	175	193
Pipelines - 1.25%			Verizon New Jersey Inc
Enterprise Products Operating LLC			5.88%, 1/17/2012	1,250	1,324
3.70%, 6/1/2015	1,250	1,312			$ 3,684
ONEOK Partners LP			Textiles - 0.21%
5.90%, 4/1/2012	130	139	Mohawk Industries Inc
Plains All American Pipeline LP / PAA Finance			7.20%, 4/15/2012	475	505
Corp
3.95%, 9/15/2015	1,500	1,573	Transportation - 0.18%
	$ 3,024		United Parcel Service Inc
Publicly Traded Investment Fund - 0.43%			4.50%, 1/15/2013	400	433
CDP Financial Inc
3.00%, 11/25/2014(a)	1,000	1,038	TOTAL BONDS		$ 228,429
				Principal
Real Estate - 1.44%			U.S. GOVERNMENT & GOVERNMENT	Amount
WCI Finance LLC / WEA Finance LLC			AGENCY OBLIGATIONS - 0.63%	(000's)	Value (000's)
5.40%, 10/1/2012(a)	2,500	2,667
			Federal Home Loan Mortgage Corporation (FHLMC) - 0.08%
WT Finance Aust Pty Ltd / Westfield Capital /			2.68%, 9/1/2035(b),(f)	$ 108	$ 113
WEA Finance LLC			2.69%, 11/1/2021(b),(f)	3	3
5.13%, 11/15/2014(a)	750	821	6.00%, 5/1/2017(f)	62	67
	$ 3,488		9.50%, 8/1/2016(f)	4	4
REITS - 6.20%					$ 187
Arden Realty LP			Federal National Mortgage Association (FNMA) - 0.44%
5.25%, 3/1/2015	500	544	1.92%, 4/1/2033(b),(f)	253	262
AvalonBay Communities Inc			2.62%, 1/1/2035(b),(f)	30	31
5.50%, 1/15/2012	2,750	2,887	2.63%, 2/1/2037(b),(f)	152	159
Duke Realty LP			2.67%, 11/1/2032(b),(f)	19	20
6.25%, 5/15/2013	750	811	2.69%, 8/1/2034(b),(f)	52	54
ERP Operating LP			2.72%, 7/1/2034(b),(f)	122	128
5.50%, 10/1/2012	700	752	2.75%, 12/1/2033(b),(f)	34	34
6.63%, 3/15/2012	2,000	2,141	2.76%, 2/1/2035(b),(f)	18	19
Health Care REIT Inc			2.85%, 12/1/2032(b),(f)	59	62
5.88%, 5/15/2015	1,000	1,098	2.88%, 1/1/2035(b),(f)	89	94
6.00%, 11/15/2013	2,000	2,201	3.05%, 11/1/2022(b),(f)	1	1
Healthcare Realty Trust Inc			4.00%, 3/1/2011(f)	16	17
5.13%, 4/1/2014	1,250	1,323	4.39%, 1/1/2019(b),(f)	1	1

See accompanying notes.			129

Schedule of Investments
Short-Term Income Account
September 30, 2010 (unaudited)

			(a)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
	Principal		registration, normally to qualified institutional buyers. Unless otherwise
U.S. GOVERNMENT & GOVERNMENT	Amount		indicated, these securities are not considered illiquid. At the end of the
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	period, the value of these securities totaled $29,279 or 12.08% of net
Federal National Mortgage Association (FNMA) (continued)			assets.
4.50%, 5/1/2011(f)	$ 27	$ 28
4.50%, 7/1/2011(f)	53	54	(b)	Variable Rate. Rate shown is in effect at September 30, 2010.
4.58%, 11/1/2035(b),(f)	6	6	(c) Security is Illiquid
5.61%, 4/1/2019(b),(f)	3	3	(d) Security purchased on a when-issued basis.
6.50%, 1/1/2014(f)	12	13	(e) Non-Income Producing Security
6.50%, 1/1/2014(f)	14	15	(f)	This entity was put into conservatorship by the US Government in 2008.
8.00%, 5/1/2027(f)	60	68	See Notes to Financial Statements for additional information.
8.50%, 11/1/2017(f)	7	7	(g)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
		$ 1,076	these securities totaled $85 or 0.04% of net assets.
Government National Mortgage Association (GNMA) - 0.04%			(h) Rate shown is the discount rate.
8.00%, 8/15/2012	1	1
9.00%, 12/15/2020	6	7
9.00%, 4/20/2025	1	1
10.00%, 9/15/2018	4	5	Unrealized Appreciation (Depreciation)
10.00%, 9/15/2018	4	4	The net federal income tax unrealized appreciation (depreciation) and federal tax
10.00%, 2/15/2019	29	34	cost of investments held as of the period end were as follows:
10.00%, 5/15/2020	13	16
10.00%, 6/15/2020	10	11	Unrealized Appreciation	$ 6,016
10.00%, 12/15/2020	1	1	Unrealized Depreciation	(576)
10.00%, 2/15/2025	4	5	Net Unrealized Appreciation (Depreciation)	$ 5,440
10.00%, 4/15/2025	1	2	Cost for federal income tax purposes	$ 230,635
11.00%, 12/15/2015	2	2	All dollar amounts are shown in thousands (000's)
11.00%, 12/15/2015	3	3
		$ 92	Portfolio Summary (unaudited)
U.S. Treasury - 0.06%			Sector	Percent
0.88%, 12/31/2010(g)	150	150	Financial	44.79%
			Mortgage Securities	9.41%
U.S. Treasury Bill - 0.01%			Government	8.91%
0.33%, 2/10/2011(h)	10	10	Consumer, Non-cyclical	7.29%
			Asset Backed Securities	5.00%
TOTAL U.S. GOVERNMENT &			Basic Materials	4.88%
GOVERNMENT AGENCY OBLIGATIONS		$ 1,515	Energy	4.06%
	Maturity		Technology	3.64%
	Amount		Utilities	3.23%
REPURCHASE AGREEMENTS - 2.53%	(000's)	Value (000's)	Communications	2.80%
Banks - 2.53%			Industrial	2.49%
Investment in Joint Trading Account; Bank of	$ 2,462	$ 2,462	Consumer, Cyclical	0.87%
America Repurchase Agreement; 0.23%			Other Assets in Excess of Liabilities, Net	2.63%
dated 09/30/10 maturing 10/01/10			TOTAL NET ASSETS	100.00%
(collateralized by Sovereign Agency Issues;
$2,511,663; 0.00% - 4.50%; dated 10/01/10 -
05/04/37)
Investment in Joint Trading Account; Credit Suisse	2,536	2,536
Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
US Treasury Notes; $2,587,013; 3.38% -
3.50%; dated 06/30/13 - 02/15/18)
Investment in Joint Trading Account; Deutsche	394	394
Bank Repurchase Agreement; 0.25% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issues; $401,866; 0.38% -
4.88%; dated 12/17/10 - 11/18/11)
Investment in Joint Trading Account; Morgan	739	739
Stanley Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issue; $753,500; 2.30%;
dated 08/10/15)
		$ 6,131
TOTAL REPURCHASE AGREEMENTS		$ 6,131
Total Investments		$ 236,075
Other Assets in Excess of Liabilities, Net - 2.63%		$ 6,383
TOTAL NET ASSETS - 100.00%		$ 242,458

See accompanying notes.			130

Schedule of Investments
Short-Term Income Account
September 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; December 2010	Short	100 $	11,954	$ 12,087	$ (133)
					$ (133)
All dollar amounts are shown in thousands (000's)

See accompanying notes.		131

Schedule of Investments
SmallCap Blend Account
September 30, 2010 (unaudited)

COMMON STOCKS - 97.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.42%			Commercial Services (continued)
Esterline Technologies Corp (a)	6,145 $	352	Grand Canyon Education Inc (a)	3,570 $	78
HEICO Corp	5,600	255	Healthcare Services Group Inc	10,440	238
Moog Inc (a)	4,330	154	ICF International Inc (a)	6,090	153
Teledyne Technologies Inc (a)	4,799	191	Kenexa Corp (a)	7,373	129
Triumph Group Inc	3,940	294	Kforce Inc (a)	6,730	92
	$ 1,246		On Assignment Inc (a)	10,960	57
Apparel - 2.19%			Parexel International Corp (a)	15,980	370
G-III Apparel Group Ltd (a)	5,831	183	Providence Service Corp/The (a)	4,580	75
Perry Ellis International Inc (a)	4,011	87	Rent-A-Center Inc/TX	15,310	343
Steven Madden Ltd (a)	9,884	406	Sotheby's	13,930	513
Warnaco Group Inc/The (a)	8,796	450	Steiner Leisure Ltd (a)	3,820	145
	$ 1,126		TeleTech Holdings Inc (a)	10,310	153
Automobile Parts & Equipment - 0.49%			Valassis Communications Inc (a)	11,940	405
Dorman Products Inc (a)	2,530	78		$ 3,689
Tenneco Inc (a)	5,970	173	Computers - 1.94%
	$ 251		CACI International Inc (a)	2,690	122
Banks - 5.08%			Fortinet Inc (a)	12,100	302
CapitalSource Inc	9,850	53	Insight Enterprises Inc (a)	10,780	169
Columbia Banking System Inc	6,128	120	Manhattan Associates Inc (a)	6,660	195
Community Bank System Inc	10,200	235	Rimage Corp (a)	3,690	61
Community Trust Bancorp Inc	2,820	76	Syntel Inc	3,290	146
East West Bancorp Inc	14,031	228		$ 995
Financial Institutions Inc	4,056	72	Consumer Products - 1.02%
First of Long Island Corp/The	2,400	60	Central Garden and Pet Co - A Shares (a)	15,690	163
FirstMerit Corp	15,410	282	Ennis Inc	5,100	91
Independent Bank Corp/Rockland MA	3,377	76	Helen of Troy Ltd (a)	3,920	99
Lakeland Bancorp Inc	6,970	59	Tupperware Brands Corp	3,700	169
NBT Bancorp Inc	7,530	166		$ 522
Signature Bank/New York NY (a)	9,580	372	Distribution & Wholesale - 0.39%
Southwest Bancorp Inc/Stillwater OK	6,180	80	Brightpoint Inc (a)	10,540	74
Tompkins Financial Corp	2,236	89	United Stationers Inc (a)	2,400	128
Trustmark Corp	10,940	238		$ 202
Union First Market Bankshares Corp	5,290	69	Diversified Financial Services - 2.05%
Webster Financial Corp	19,230	338	Artio Global Investors Inc	4,610	70
	$ 2,613		Calamos Asset Management Inc	9,300	107
Biotechnology - 3.30%			Investment Technology Group Inc (a)	16,040	228
Acorda Therapeutics Inc (a)	7,070	233	KBW Inc	9,180	235
Arqule Inc (a)	18,370	95	National Financial Partners Corp (a)	19,717	250
Bio-Rad Laboratories Inc (a)	1,940	176	optionsXpress Holdings Inc (a)	10,480	161
Celldex Therapeutics Inc (a)	14,130	56		$ 1,051
Cubist Pharmaceuticals Inc (a)	10,377	243	Electric - 2.39%
Cytokinetics Inc (a)	25,178	66	Avista Corp	16,680	348
Exelixis Inc (a)	50,560	198	IDACORP Inc	5,430	195
Human Genome Sciences Inc (a)	5,733	171	NorthWestern Corp	10,840	309
Incyte Corp (a)	16,551	265	Unisource Energy Corp	11,290	378
Ligand Pharmaceuticals Inc (a)	34,120	54		$ 1,230
OncoGenex Pharmaceutical Inc (a)	4,244	63	Electrical Components & Equipment - 0.39%
Vical Inc (a)	24,923	56	EnerSys (a)	4,630	116
XOMA Ltd (a)	7,360	22	Fushi Copperweld Inc (a)	9,833	85
	$ 1,698			$ 201
Building Materials - 0.14%			Electronics - 3.18%
Universal Forest Products Inc	2,530	74	Benchmark Electronics Inc (a)	14,860	244
			Brady Corp	9,290	271
Chemicals - 2.63%			Checkpoint Systems Inc (a)	6,800	138
HB Fuller Co	11,840	235	CTS Corp	9,700	93
Innophos Holdings Inc	6,080	201	LaBarge Inc (a)	5,174	65
Olin Corp	20,700	418	Multi-Fineline Electronix Inc (a)	5,460	120
Sensient Technologies Corp	8,760	267	OSI Systems Inc (a)	3,500	127
Stepan Co	1,940	115	Park Electrochemical Corp	3,870	102
WR Grace & Co (a)	4,150	116	Rofin-Sinar Technologies Inc (a)	7,330	186
	$ 1,352		Watts Water Technologies Inc	3,450	118
Coal - 0.32%			Woodward Governor Co	5,180	168
Cloud Peak Energy Inc (a)	9,110	166		$ 1,632
			Engineering & Contruction - 1.38%
Commercial Services - 7.18%			EMCOR Group Inc (a)	13,992	344
ABM Industries Inc	9,960	215	Exponent Inc (a)	2,680	90
Advance America Cash Advance Centers Inc	14,610	59	Insituform Technologies Inc (a)	8,030	194
American Public Education Inc (a)	2,550	84	MasTec Inc (a)	7,900	82
Coinstar Inc (a)	5,970	257		$ 710
Emergency Medical Services Corp (a)	6,070	323

See accompanying notes.			132

Schedule of Investments
SmallCap Blend Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Entertainment - 0.22%			Machinery - Diversified (continued)
National CineMedia Inc	6,370 $	114	Applied Industrial Technologies Inc	8,020 $	245
			Briggs & Stratton Corp	8,730	166
Environmental Control - 0.27%			Chart Industries Inc (a)	9,280	189
Tetra Tech Inc (a)	6,590	138	Middleby Corp (a)	4,590	291
			Wabtec Corp/DE	4,460	213
Food - 1.02%				$ 1,195
Fresh Del Monte Produce Inc (a)	7,330	159	Media - 0.12%
Seneca Foods Corp (a)	2,259	59	Journal Communications Inc (a)	13,740	62
TreeHouse Foods Inc (a)	6,670	308
	$ 526		Metal Fabrication & Hardware - 0.35%
Forest Products & Paper - 0.79%			CIRCOR International Inc	2,890	91
Domtar Corp	4,170	269	LB Foster Co (a)	3,130	91
PH Glatfelter Co	11,210	137		$ 182
	$ 406		Mining - 0.79%
Gas - 0.82%			Hecla Mining Co (a)	32,370	204
Southwest Gas Corp	8,190	275	Kaiser Aluminum Corp	4,760	204
WGL Holdings Inc	3,880	147		$ 408
	$ 422		Miscellaneous Manufacturing - 1.88%
Hand & Machine Tools - 1.03%			Actuant Corp	16,170	371
Franklin Electric Co Inc	3,450	114	AO Smith Corp	4,700	272
Regal-Beloit Corp	7,080	416	ESCO Technologies Inc	4,650	155
	$ 530		Koppers Holdings Inc	6,257	168
Healthcare - Products - 2.26%				$ 966
American Medical Systems Holdings Inc (a)	17,390	340	Oil & Gas - 2.19%
Exactech Inc (a)	431	7	Berry Petroleum Co	9,950	316
Immucor Inc (a)	16,440	326	Bill Barrett Corp (a)	6,640	239
Integra LifeSciences Holdings Corp (a)	6,730	266	Callon Petroleum Co (a)	10,550	52
Merit Medical Systems Inc (a)	4,470	71	Petroquest Energy Inc (a)	31,480	191
Orthofix International NV (a)	4,910	154	Swift Energy Co (a)	11,637	327
	$ 1,164			$ 1,125
Healthcare - Services - 2.81%			Oil & Gas Services - 1.27%
Amedisys Inc (a)	5,694	136	Lufkin Industries Inc	6,920	304
AMERIGROUP Corp (a)	7,110	302	RPC Inc	10,440	221
Centene Corp (a)	4,750	112	T-3 Energy Services Inc (a)	4,950	129
Ensign Group Inc/The	7,100	127		$ 654
Gentiva Health Services Inc (a)	8,114	177	Packaging & Containers - 1.02%
ICON PLC ADR(a)	8,040	174	Rock-Tenn Co	5,260	262
Magellan Health Services Inc (a)	8,760	414	Silgan Holdings Inc	8,190	260
	$ 1,442			$ 522
Home Furnishings - 0.69%			Pharmaceuticals - 2.49%
Tempur-Pedic International Inc (a)	11,340	352	Alexza Pharmaceuticals Inc (a)	36,986	117
			Array BioPharma Inc (a)	14,847	48
Insurance - 2.87%			Catalyst Health Solutions Inc (a)	9,280	327
Alterra Capital Holdings Ltd	9,120	182	Cornerstone Therapeutics Inc (a)	9,523	67
Aspen Insurance Holdings Ltd	10,350	313	Idenix Pharmaceuticals Inc (a)	15,190	47
Delphi Financial Group Inc	9,180	229	Impax Laboratories Inc (a)	5,870	116
OneBeacon Insurance Group Ltd	3,650	52	Orexigen Therapeutics Inc (a)	26,800	159
Platinum Underwriters Holdings Ltd	10,930	476	Par Pharmaceutical Cos Inc (a)	7,970	232
Primerica Inc	7,160	146	XenoPort Inc (a)	23,650	168
Selective Insurance Group Inc	4,748	77		$ 1,281
	$ 1,475		Publicly Traded Investment Fund - 0.16%
Internet - 2.53%			THL Credit Inc	6,970	82
Ancestry.com Inc (a)	7,905	180
comScore Inc (a)	7,760	183	REITS - 7.90%
Constant Contact Inc (a)	7,840	168	Agree Realty Corp	2,670	68
Earthlink Inc	30,270	275	Ashford Hospitality Trust Inc (a)	21,776	197
Liquidity Services Inc (a)	5,010	80	BioMed Realty Trust Inc	23,230	416
TIBCO Software Inc (a)	23,300	413	Chimera Investment Corp	47,843	189
	$ 1,299		DuPont Fabros Technology Inc	8,730	220
Investment Companies - 0.12%			Entertainment Properties Trust	7,526	325
PennantPark Investment Corp	5,858	62	Essex Property Trust Inc	2,220	243
			Getty Realty Corp	2,990	80
Iron & Steel - 0.21%			Hersha Hospitality Trust	48,287	250
Schnitzer Steel Industries Inc	2,190	106	Highwoods Properties Inc	13,500	438
			Kilroy Realty Corp	12,180	404
Leisure Products & Services - 0.88%			PS Business Parks Inc	4,530	256
Polaris Industries Inc	6,960	453	Saul Centers Inc	3,890	163
			Starwood Property Trust Inc	8,490	169
Machinery - Diversified - 2.33%			Sunstone Hotel Investors Inc (a)	14,800	134
Altra Holdings Inc (a)	6,140	91	Urstadt Biddle Properties Inc	4,669	84

See accompanying notes.			133

Schedule of Investments
SmallCap Blend Account
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Telecommunications (continued)
Washington Real Estate Investment Trust	13,290 $	422	Symmetricom Inc (a)	11,230 $	64
	$ 4,058		Syniverse Holdings Inc (a)	7,230	164
Retail - 7.24%					$ 2,267
Big 5 Sporting Goods Corp	7,910	106	Transportation - 2.92%
Cash America International Inc	6,770	237	Atlas Air Worldwide Holdings Inc (a)	6,380	321
Christopher & Banks Corp	12,300	97	Bristow Group Inc (a)	10,280	371
Dillard's Inc	11,660	276	Celadon Group Inc (a)	6,970	96
DineEquity Inc (a)	3,320	149	Heartland Express Inc	19,830	295
Dress Barn Inc (a)	13,950	331	HUB Group Inc (a)	10,326	302
DSW Inc (a)	1,552	45	Marten Transport Ltd	5,080	118
Einstein Noah Restaurant Group Inc (a)	3,963	42			$ 1,503
Finish Line Inc/The	7,210	100	Trucking & Leasing - 0.29%
First Cash Financial Services Inc (a)	7,590	211	TAL International Group Inc	6,070	147
Jo-Ann Stores Inc (a)	9,270	413
JOS A Bank Clothiers Inc (a)	2,610	111	TOTAL COMMON STOCKS		$ 50,233
PF Chang's China Bistro Inc	4,610	213		Maturity
Pier 1 Imports Inc (a)	17,600	144		Amount
Ruby Tuesday Inc (a)	28,720	341	REPURCHASE AGREEMENTS - 2.18%	(000's)	Value (000's)
Sally Beauty Holdings Inc (a)	18,770	210
Stage Stores Inc	9,770	127	Banks - 2.18%
Texas Roadhouse Inc (a)	19,770	278	Investment in Joint Trading Account; Bank of	$ 449	$ 449
Tuesday Morning Corp (a)	15,450	74	dated America 09/30/10 Repurchase maturing Agreement; 10/01/10 0.23%
World Fuel Services Corp	8,370	218	(collateralized by Sovereign Agency Issues;
	$ 3,723		$457,780; 0.00% - 4.50%; dated 10/01/10 -
Savings & Loans - 1.93%			05/04/37)
Danvers Bancorp Inc	4,750	73	Investment in Joint Trading Account; Credit Suisse	462	462
Dime Community Bancshares Inc	5,460	76	Repurchase Agreement; 0.20% dated
ESSA Bancorp Inc	4,464	53	09/30/10 maturing 10/01/10 (collateralized by
Investors Bancorp Inc (a)	12,710	150	US Treasury Notes; $471,513; 3.38% -
Northwest Bancshares Inc	21,650	242	3.50%; dated 06/30/13 - 02/15/18)
OceanFirst Financial Corp	6,030	74	Investment in Joint Trading Account; Deutsche	72	72
Oritani Financial Corp	7,910	79	Bank Repurchase Agreement; 0.25% dated
Provident Financial Services Inc	13,480	167	09/30/10 maturing 10/01/10 (collateralized by
United Financial Bancorp Inc	5,890	79	Sovereign Agency Issues; $73,245; 0.38% -
	$ 993		4.88%; dated 12/17/10 - 11/18/11)
Semiconductors - 3.01%			Investment in Joint Trading Account; Morgan	135	135
Cabot Microelectronics Corp (a)	5,470	176	Stanley Repurchase Agreement; 0.20% dated
Diodes Inc (a)	12,710	217	09/30/10 maturing 10/01/10 (collateralized by
Entegris Inc (a)	56,590	264	Sovereign Agency Issue; $137,334; 2.30%;
Hittite Microwave Corp (a)	5,700	272	dated 08/10/15)
IXYS Corp (a)	13,070	125			$ 1,118
Lattice Semiconductor Corp (a)	33,120	157	TOTAL REPURCHASE AGREEMENTS		$ 1,118
Micrel Inc	8,910	88	Total Investments		$ 51,351
Microsemi Corp (a)	9,720	167	Other Assets in Excess of Liabilities, Net - 0.09%		$ 48
Standard Microsystems Corp (a)	3,500	80
			TOTAL NET ASSETS - 100.00%		$ 51,399
	$ 1,546
Software - 4.42%
ACI Worldwide Inc (a)	5,940	133	(a) Non-Income Producing Security
Acxiom Corp (a)	17,250	274
Blackbaud Inc	8,110	195
CSG Systems International Inc (a)	7,190	131
Digi International Inc (a)	6,622	63	Unrealized Appreciation (Depreciation)
Mantech International Corp (a)	3,790	150	The net federal income tax unrealized appreciation (depreciation) and federal tax
MicroStrategy Inc (a)	3,150	273	cost of investments held as of the period end were as follows:
Omnicell Inc (a)	3,502	46
Quest Software Inc (a)	13,180	324	Unrealized Appreciation		$ 9,198
SS&C Technologies Holdings Inc (a)	4,170	66	Unrealized Depreciation		(2,081)
SYNNEX Corp (a)	9,720	273	Net Unrealized Appreciation (Depreciation)		$ 7,117
Taleo Corp (a)	11,870	344	Cost for federal income tax purposes		$ 44,234
	$ 2,272		All dollar amounts are shown in thousands (000's)
Telecommunications - 4.41%
Anaren Inc (a)	4,750	80
Arris Group Inc (a)	21,239	207
Consolidated Communications Holdings Inc	12,940	242
InterDigital Inc (a)	7,490	222
LogMeIn Inc (a)	4,583	165
PAETEC Holding Corp (a)	34,800	143
Plantronics Inc	10,050	339
Polycom Inc (a)	7,150	195
Premiere Global Services Inc (a)	15,150	107
RF Micro Devices Inc (a)	55,190	339
See accompanying notes.			134

Schedule of Investments
SmallCap Blend Account
September 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		22.28%
Consumer, Non-cyclical		20.09%
Industrial		17.60%
Consumer, Cyclical		12.09%
Technology		9.37%
Communications		7.06%
Basic Materials		4.43%
Energy		3.78%
Utilities		3.21%
Other Assets in Excess of Liabilities, Net		0.09%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2010	Long	9 $	584	$ 607	$ 23
					$ 23

All dollar amounts are shown in thousands (000's)

See accompanying notes.		135

Schedule of Investments
SmallCap Growth Account II
September 30, 2010 (unaudited)

COMMON STOCKS - 94.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
APAC Customer Services Inc (a)	1,056 $	6	Iberiabank Corp	5,291 $	264
Harte-Hanks Inc	973	11	Signature Bank/New York NY (a)	11,838	459
	$ 17		Suffolk Bancorp	108	3
Aerospace & Defense - 1.41%			SVB Financial Group (a)	4,461	189
Aerovironment Inc (a)	369	8	SY Bancorp Inc	73	2
Astronics Corp (a)	316	6	Texas Capital Bancshares Inc (a)	30,227	522
Cubic Corp	256	10	Trustco Bank Corp NY	159	1
Esterline Technologies Corp (a)	10,977	628	Westamerica Bancorporation	367	20
GenCorp Inc (a)	146	1		$ 1,707
HEICO Corp	658	30	Beverages - 0.04%
Kaman Corp	599	16	Boston Beer Co Inc (a)	233	16
National Presto Industries Inc	127	14	Coca-Cola Bottling Co Consolidated	173	9
Teledyne Technologies Inc (a)	256	10	Peet's Coffee & Tea Inc (a)	302	10
Triumph Group Inc	5,488	409		$ 35
	$ 1,132		Biotechnology - 2.45%
Agriculture - 0.02%			3SBio Inc ADR(a)	21,716	282
Cadiz Inc (a)	550	6	Acorda Therapeutics Inc (a)	989	33
Vector Group Ltd	652	12	Affymax Inc (a)	790	5
	$ 18		Alnylam Pharmaceuticals Inc (a)	840	10
Airlines - 0.61%			AMAG Pharmaceuticals Inc (a)	536	9
AirTran Holdings Inc (a)	63,274	465	Arena Pharmaceuticals Inc (a)	4,435	7
Alaska Air Group Inc (a)	82	4	Ariad Pharmaceuticals Inc (a)	2,545	10
Allegiant Travel Co	335	14	BioCryst Pharmaceuticals Inc (a)	1,148	6
Hawaiian Holdings Inc (a)	475	3	Biotime Inc (a)	846	4
	$ 486		Celera Corp (a)	256	2
Apparel - 3.58%			Celldex Therapeutics Inc (a)	1,263	5
Carter's Inc (a)	1,496	39	Cubist Pharmaceuticals Inc (a)	1,448	34
CROCS Inc (a)	37,226	484	Curis Inc (a)	2,907	4
Deckers Outdoor Corp (a)	987	49	Dynavax Technologies Corp (a)	2,846	5
G-III Apparel Group Ltd (a)	18,123	569	Emergent Biosolutions Inc (a)	676	12
Joe's Jeans Inc (a)	1,630	3	Enzo Biochem Inc (a)	1,143	4
Lacrosse Footwear Inc	181	3	Enzon Pharmaceuticals Inc (a)	1,219	14
Maidenform Brands Inc (a)	16,868	487	Exact Sciences Corp (a)	22,683	164
Oxford Industries Inc	535	13	Geron Corp (a)	2,141	12
RG Barry Corp	328	3	Halozyme Therapeutics Inc (a)	1,582	12
Skechers U.S.A. Inc (a)	875	21	Human Genome Sciences Inc (a)	7,103	212
Steven Madden Ltd (a)	10,337	425	Illumina Inc (a)	5,054	249
Timberland Co/The (a)	708	14	Immunogen Inc (a)	1,512	9
True Religion Apparel Inc (a)	677	14	Immunomedics Inc (a)	2,714	9
Under Armour Inc (a)	886	40	Incyte Corp (a)	2,362	38
Volcom Inc (a)	751	14	InterMune Inc (a)	1,206	16
Warnaco Group Inc/The (a)	12,674	648	Ligand Pharmaceuticals Inc (a)	4,675	7
Wolverine World Wide Inc	1,316	38	Medicines Co/The (a)	750	11
		$ 2,864	Micromet Inc (a)	37,203	250
			Momenta Pharmaceuticals Inc (a)	1,027	15
Automobile Manufacturers - 0.63%			NPS Pharmaceuticals Inc (a)	24,109	164
Wabash National Corp (a)	61,782	500	PDL BioPharma Inc	3,244	17
			Peregrine Pharmaceuticals Inc (a)	1,983	3
Automobile Parts & Equipment - 2.06%			Regeneron Pharmaceuticals Inc (a)	9,477	260
American Axle & Manufacturing Holdings Inc (a)	1,313	12	Sangamo Biosciences Inc (a)	1,840	6
Amerigon Inc (a)	841	9	Seattle Genetics Inc (a)	1,945	30
ArvinMeritor Inc (a)	2,100	33	Sequenom Inc (a)	1,658	12
ATC Technology Corp/IL (a)	309	8	StemCells Inc (a)	4,758	4
Cooper Tire & Rubber Co	14,621	287	SuperGen Inc (a)	146	—
Dana Holding Corp (a)	2,853	35
Dorman Products Inc (a)	437	13	Vical Inc (a)	2,234	5
Exide Technologies (a)	47,411	227	Zymogenetics Inc (a)	1,188	12
Fuel Systems Solutions Inc (a)	366	14		$ 1,963
Standard Motor Products Inc	403	4	Building Materials - 0.29%
Tenneco Inc (a)	1,301	38	AAON Inc	516	12
Titan International Inc	26,259	356	Drew Industries Inc (a)	268	6
Westport Innovations Inc (a)	18,914	333	Interline Brands Inc (a)	114	2
Wonder Auto Technology Inc (a)	32,405	276	LSI Industries Inc	27,570	177
	$ 1,645		Quanex Building Products Corp	305	5
			Simpson Manufacturing Co Inc	825	21
Banks - 2.13%			Trex Co Inc (a)	602	12
Arrow Financial Corp	26	1
Bank of the Ozarks Inc	69	3		$ 235
Bridge Bancorp Inc	86	2	Chemicals - 2.26%
Cass Information Systems Inc	328	11	Aceto Corp	17,372	118
Columbia Banking System Inc	11,083	218	Arch Chemicals Inc	352	12
First Financial Bankshares Inc	259	12	Balchem Corp	768	24
			Ferro Corp (a)	1,028	13
See accompanying notes.			136

Schedule of Investments
SmallCap Growth Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
Hawkins Inc	340 $	12	Lincoln Educational Services Corp (a)	640 $	9
HB Fuller Co	134	3	MAXIMUS Inc	437	27
Innophos Holdings Inc	206	7	Medifast Inc (a)	343	9
KMG Chemicals Inc	206	3	MedQuist Inc (a)	437	4
Kraton Performance Polymers Inc (a)	16,177	439	MoneyGram International Inc (a)	2,957	7
Minerals Technologies Inc	60	4	Monro Muffler Brake Inc	5,668	262
NewMarket Corp	5,148	585	Multi-Color Corp	25	—
Olin Corp	20,835	420	National American University Holdings Inc	301	2
Omnova Solutions Inc (a)	1,738	13	National Research Corp	66	2
PolyOne Corp (a)	1,691	20	Navigant Consulting Inc (a)	451	5
Quaker Chemical Corp	316	10	On Assignment Inc (a)	26,927	141
Rockwood Holdings Inc (a)	1,055	33	Parexel International Corp (a)	28,756	665
Solutia Inc (a)	3,306	53	PDI Inc (a)	25,448	222
Spartech Corp (a)	547	5	Pre-Paid Legal Services Inc (a)	219	14
Stepan Co	212	13	Prospect Medical Holdings Inc (a)	175	1
WR Grace & Co (a)	438	12	Providence Service Corp/The (a)	436	7
Zep Inc	591	10	Resources Connection Inc	1,052	14
	$ 1,809		Rollins Inc	1,193	28
Coal - 0.02%			Rural/Metro Corp (a)	729	6
Cloud Peak Energy Inc (a)	244	4	SFN Group Inc (a)	270	2
James River Coal Co (a)	560	10	Sotheby's	1,691	62
L&L Energy Inc (a)	632	5	Standard Parking Corp (a)	596	10
	$ 19		Steiner Leisure Ltd (a)	377	14
Commercial Services - 6.54%			SuccessFactors Inc (a)	21,527	541
ABM Industries Inc	543	12	Team Health Holdings Inc (a)	516	7
Accretive Health Inc (a)	461	5	Team Inc (a)	49	1
Administaff Inc	580	16	TeleTech Holdings Inc (a)	873	13
Advance America Cash Advance Centers Inc	256	1	TNS Inc (a)	676	11
Advisory Board Co/The (a)	361	16	Transcend Services Inc (a)	18,705	285
American Public Education Inc (a)	5,917	194	TrueBlue Inc (a)	626	9
American Reprographics Co (a)	195	2	Universal Technical Institute Inc	529	10
AMN Healthcare Services Inc (a)	560	3	Valassis Communications Inc (a)	1,253	42
Arbitron Inc	707	20	Volt Information Sciences Inc (a)	535	4
Avis Budget Group Inc (a)	2,292	27	Wright Express Corp (a)	1,012	36
Bridgepoint Education Inc (a)	752	12		$ 5,237
Capella Education Co (a)	3,525	274	Computers - 3.24%
Cardtronics Inc (a)	20,045	309	CACI International Inc (a)	85	4
CBIZ Inc (a)	925	5	Cogo Group Inc (a)	23,728	147
Cenveo Inc (a)	2,124	11	Compellent Technologies Inc (a)	521	10
Chemed Corp	583	33	Cray Inc (a)	605	4
Coinstar Inc (a)	810	35	Digimarc Corp (a)	267	6
Consolidated Graphics Inc (a)	243	10	Electronics for Imaging Inc (a)	20,158	244
Corinthian Colleges Inc (a)	17,400	122	Fortinet Inc (a)	997	25
Corporate Executive Board Co	904	29	iGate Corp	597	11
Corvel Corp (a)	291	12	Insight Enterprises Inc (a)	413	6
CoStar Group Inc (a)	463	23	Isilon Systems Inc (a)	603	13
CPI Corp	207	5	Jack Henry & Associates Inc	2,202	56
CRA International Inc (a)	74	1	LivePerson Inc (a)	1,715	14
Deluxe Corp	1,253	24	Magma Design Automation Inc (a)	1,995	7
Diamond Management & Technology Consultants	931	12	Manhattan Associates Inc (a)	618	18
Inc			Mentor Graphics Corp (a)	1,009	11
Dollar Financial Corp (a)	618	13	Mercury Computer Systems Inc (a)	106	1
Dollar Thrifty Automotive Group Inc (a)	744	37	MTS Systems Corp	425	13
ExlService Holdings Inc (a)	17,899	348	NCI Inc (a)	262	5
Forrester Research Inc (a)	364	12	Ness Technologies Inc (a)	34,786	157
Geo Group Inc/The (a)	743	17	Netezza Corp (a)	1,101	30
Global Cash Access Holdings Inc (a)	1,727	7	Netscout Systems Inc (a)	888	18
Grand Canyon Education Inc (a)	796	17	Quantum Corp (a)	5,305	11
Great Lakes Dredge & Dock Corp	791	5	Radiant Systems Inc (a)	51,875	888
Hackett Group Inc/The (a)	24,638	102	Radisys Corp (a)	670	6
Healthcare Services Group Inc	949	22	Riverbed Technology Inc (a)	11,379	519
Heartland Payment Systems Inc	828	13	SMART Modular Technologies WWH Inc (a)	1,204	7
HMS Holdings Corp (a)	693	41	Spansion Inc (a)	498	7
Huron Consulting Group Inc (a)	274	6	SRA International Inc (a)	135	3
ICF International Inc (a)	232	6	STEC Inc (a)	1,025	13
K12 Inc (a)	645	19	Stratasys Inc (a)	471	13
Kelly Services Inc (a)	110	1	Super Micro Computer Inc (a)	951	10
Kendle International Inc (a)	129	1	SYKES Enterprises Inc (a)	183	3
Kforce Inc (a)	43,816	601	Synaptics Inc (a)	946	27
Korn/Ferry International (a)	16,249	269	Syntel Inc	343	15
Landauer Inc	239	15	Unisys Corp (a)	437	12
See accompanying notes.			137

Schedule of Investments
SmallCap Growth Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics (continued)
Xyratex Ltd (a)	17,451 $	259	Ballantyne Strong Inc (a)	18,727 $	162
	$ 2,593		Benchmark Electronics Inc (a)	307	5
Consumer Products - 0.03%			Checkpoint Systems Inc (a)	596	12
American Greetings Corp	95	2	Coherent Inc (a)	450	18
Blyth Inc	63	2	CTS Corp	377	4
Ennis Inc	206	4	Cymer Inc (a)	284	10
Summer Infant Inc (a)	416	3	Daktronics Inc	21,719	213
WD-40 Co	389	15	DDi Corp	510	5
	$ 26		Dionex Corp (a)	438	38
Cosmetics & Personal Care - 0.02%			FARO Technologies Inc (a)	17,953	391
Inter Parfums Inc	547	9	FEI Co (a)	402	8
Revlon Inc (a)	381	5	II-VI Inc (a)	16,987	634
	$ 14		Keithley Instruments Inc	425	9
			LaBarge Inc (a)	406	5
Distribution & Wholesale - 2.03%
Beacon Roofing Supply Inc (a)	1,214	18	Methode Electronics Inc	827	7
Brightpoint Inc (a)	1,812	13	Multi-Fineline Electronix Inc (a)	407	9
Chindex International Inc (a)	224	3	Newport Corp (a)	19,537	222
Core-Mark Holding Co Inc (a)	108	3	OSI Systems Inc (a)	317	11
Houston Wire & Cable Co	705	7	Park Electrochemical Corp	495	13
MWI Veterinary Supply Inc (a)	15,540	897	Plexus Corp (a)	1,046	31
			Rofin-Sinar Technologies Inc (a)	513	13
Owens & Minor Inc	1,271	36	Rogers Corp (a)	7,356	232
School Pool Corp Specialty Inc (a)	1,082 272	22 4	Sanmina-SCI Corp (a)	2,056	25
United Stationers Inc (a)	401	21	Spectrum Control Inc (a)	182	3
			SRS Labs Inc (a)	450	4
Watsco Inc	734	41
WESCO International Inc (a)	14,230	559	Technitrol Inc	1,581	7
			TTM Technologies Inc (a)	717	7
	$ 1,624		Viasystems Group Inc (a)	121	2
Diversified Financial Services - 0.26%
Artio Global Investors Inc	547	8	Watts Water Technologies Inc	109	4
BGC Partners Inc	2,189	13	Woodward Governor Co	11,283	366
			Zagg Inc (a)	29,450	141
Cohen & Steers Inc	542	12
Credit Acceptance Corp (a)	223	13		$ 2,653
Encore Capital Group Inc (a)	364	7	Energy - Alternate Sources - 0.92%
			China Integrated Energy Inc (a)	22,605	152
Epoch Holding Corp	459	6	Clean Energy Fuels Corp (a)	831	12
Evercore Partners Inc - Class A	364	10	FuelCell Energy Inc (a)	85,614	105
GAMCO Investors Inc	174	7	Headwaters Inc (a)	29,514	106
GFI Group Inc	1,491	7	JA Solar Holdings Co Ltd ADR(a)	39,117	365
KBW Inc	596	15
MarketAxess Holdings Inc	830	14		$ 740
Nelnet Inc	86	2	Engineering & Contruction - 0.07%
optionsXpress Holdings Inc (a)	986	15	Argan Inc (a)	49	1
Portfolio Recovery Associates Inc (a)	444	29	Exponent Inc (a)	369	12
Pzena Investment Management Inc	298	2	Insituform Technologies Inc (a)	875	21
Stifel Financial Corp (a)	775	36	Michael Baker Corp (a)	37	1
Virtus Investment Partners Inc (a)	185	6	Orion Marine Group Inc (a)	1,065	13
World Acceptance Corp (a)	208	9	VSE Corp	133	5
	$ 211			$ 53
Electric - 0.02%			Entertainment - 1.18%
EnerNOC Inc (a)	425	13	Bluegreen Corp (a)	52,702	147
			Cinemark Holdings Inc	16,664	268
Electrical Components & Equipment - 2.03%			National CineMedia Inc	1,108	20
A123 Systems Inc (a)	1,581	14	Shuffle Master Inc (a)	61,020	513
Advanced Battery Technologies Inc (a)	1,533	5		$ 948
American Superconductor Corp (a)	14,901	464	Environmental Control - 0.15%
Belden Inc	1,216	32	Calgon Carbon Corp (a)	1,229	18
Coleman Cable Inc (a)	291	2	Clean Harbors Inc (a)	609	41
EnerSys (a)	535	13	Darling International Inc (a)	1,521	13
Generac Holdings Inc (a)	270	4	Mine Safety Appliances Co	426	12
GrafTech International Ltd (a)	3,151	49	Tetra Tech Inc (a)	1,637	34
Graham Corp	383	6		$ 118
Littelfuse Inc (a)	486	21	Food - 1.36%
Power-One Inc (a)	47,550	432	Arden Group Inc	48	4
PowerSecure International Inc (a)	19,606	182	B&G Foods Inc	1,009	11
Satcon Technology Corp (a)	66,900	252	Calavo Growers Inc	11,968	259
Universal Display Corp (a)	6,256	147	Cal-Maine Foods Inc	359	10
	$ 1,623		Diamond Foods Inc	15,973	654
Electronics - 3.32%			J&J Snack Foods Corp	330	14
American Science & Engineering Inc	237	17	Lancaster Colony Corp	509	24
Analogic Corp	235	11	Lance Inc	648	14
Badger Meter Inc	346	14	Pilgrim's Pride Corp (a)	815	5
			Ruddick Corp	571	20
See accompanying notes.			138

Schedule of Investments
SmallCap Growth Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Healthcare - Products (continued)
Sanderson Farms Inc	499 $	22	Rochester Medical Corp (a)	414 $	5
Tootsie Roll Industries Inc	545	14	Sirona Dental Systems Inc (a)	6,015	217
United Natural Foods Inc (a)	1,142	38	SonoSite Inc (a)	7,597	254
Village Super Market Inc	116	3	Spectranetics Corp (a)	1,337	7
	$ 1,092		STAAR Surgical Co (a)	1,338	7
Forest Products & Paper - 0.44%			Stereotaxis Inc (a)	1,284	5
Cellu Tissue Holdings Inc (a)	254	3	STERIS Corp	1,436	48
Clearwater Paper Corp (a)	218	17	SurModics Inc (a)	388	5
Deltic Timber Corp	239	11	Synovis Life Technologies Inc (a)	479	7
Neenah Paper Inc	279	4	Thoratec Corp (a)	21,164	783
Potlatch Corp	570	19	TomoTherapy Inc (a)	64,442	227
Schweitzer-Mauduit International Inc	5,042	294	Unilife Corp (a)	1,861	11
	$ 348		Vascular Solutions Inc (a)	671	8
Gas - 0.01%			Vital Images Inc (a)	408	5
South Jersey Industries Inc	206	10	Volcano Corp (a)	35,187	914
			West Pharmaceutical Services Inc	888	31
Hand & Machine Tools - 0.08%			Wright Medical Group Inc (a)	972	14
Baldor Electric Co	1,174	47	Young Innovations Inc	158	5
Franklin Electric Co Inc	559	19	Zoll Medical Corp (a)	535	17
	$ 66			$ 5,534
Healthcare - Products - 6.92%			Healthcare - Services - 1.87%
Abaxis Inc (a)	594	14	Air Methods Corp (a)	5,566	231
Accuray Inc (a)	2,032	13	Alliance HealthCare Services Inc (a)	1,004	5
Affymetrix Inc (a)	23,846	108	Allied Healthcare International Inc (a)	332	1
Align Technology Inc (a)	1,513	30	Almost Family Inc (a)	331	10
Alpha PRO Tech Ltd (a)	10,366	17	Amedisys Inc (a)	700	17
Alphatec Holdings Inc (a)	1,625	3	America Service Group Inc	341	5
American Medical Systems Holdings Inc (a)	1,925	38	American Dental Partners Inc (a)	36	—
ArthroCare Corp (a)	669	18	AMERIGROUP Corp (a)	256	11
Atrion Corp	60	9	Bio-Reference Labs Inc (a)	30,798	642
BioMimetic Therapeutics Inc (a)	32,041	365	Continucare Corp (a)	1,044	4
Bruker BioSciences Corp (a)	17,807	250	Emeritus Corp (a)	510	9
Caliper Life Sciences Inc (a)	5,837	23	Ensign Group Inc/The	528	10
CardioNet Inc (a)	232	1	Genoptix Inc (a)	669	10
Cepheid Inc (a)	9,049	169	Gentiva Health Services Inc (a)	353	8
Cerus Corp (a)	1,502	6	Healthsouth Corp (a)	9,810	188
Conceptus Inc (a)	827	11	IPC The Hospitalist Co Inc (a)	436	12
CryoLife Inc (a)	110	1	LHC Group Inc (a)	400	9
Cutera Inc (a)	10,936	89	Metropolitan Health Networks Inc (a)	1,435	5
Cyberonics Inc (a)	740	20	Molina Healthcare Inc (a)	3,256	88
DexCom Inc (a)	1,325	18	Psychiatric Solutions Inc (a)	1,069	36
Endologix Inc (a)	2,005	9	RehabCare Group Inc (a)	9,397	190
Exactech Inc (a)	335	5	US Physical Therapy Inc (a)	364	6
Genomic Health Inc (a)	583	8		$ 1,497
Haemonetics Corp (a)	621	36	Holding Companies - Diversified - 0.01%
Hanger Orthopedic Group Inc (a)	510	7	Compass Diversified Holdings	132	2
HeartWare International Inc (a)	7,363	506	Primoris Services Corp	336	2
ICU Medical Inc (a)	110	4		$ 4
Immucor Inc (a)	1,728	34	Home Furnishings - 0.80%
Insulet Corp (a)	969	14	DTS Inc/CA (a)	389	15
Integra LifeSciences Holdings Corp (a)	510	20	La-Z-Boy Inc (a)	15,420	130
Invacare Corp	61	2	Select Comfort Corp (a)	16,004	108
IRIS International Inc (a)	743	7	Tempur-Pedic International Inc (a)	11,572	359
Kensey Nash Corp (a)	302	9	TiVo Inc (a)	2,571	24
LCA-Vision Inc (a)	726	4	Universal Electronics Inc (a)	195	4
LeMaitre Vascular Inc (a)	19,599	138		$ 640
Luminex Corp (a)	966	15	Insurance - 0.05%
MAKO Surgical Corp (a)	1,015	10	CNO Financial Group Inc (a)	705	4
Masimo Corp	1,376	38	eHealth Inc (a)	968	12
Medtox Scientific Inc (a)	10,371	121	First American Financial Corp	243	4
MELA Sciences Inc (a)	1,003	7	Life Partners Holdings Inc	303	6
Meridian Bioscience Inc	1,100	24	Tower Group Inc	451	10
Merit Medical Systems Inc (a)	653	10		$ 36
Natus Medical Inc (a)	12,388	181	Internet - 7.44%
NuVasive Inc (a)	4,680	164	AboveNet Inc (a)	11,740	611
NxStage Medical Inc (a)	16,978	324	Ancestry.com Inc (a)	474	11
OraSure Technologies Inc (a)	1,783	7	Art Technology Group Inc (a)	3,419	14
Orthofix International NV (a)	464	15	Blue Coat Systems Inc (a)	1,117	27
Palomar Medical Technologies Inc (a)	413	4	Blue Nile Inc (a)	336	15
PSS World Medical Inc (a)	1,412	30	Cogent Communications Group Inc (a)	1,034	10
Quidel Corp (a)	698	8	comScore Inc (a)	579	14
See accompanying notes.			139

Schedule of Investments
SmallCap Growth Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Machinery - Diversified (continued)
Constant Contact Inc (a)	736 $	16	Middleby Corp (a)	373 $	24
DealerTrack Holdings Inc (a)	877	15	NACCO Industries Inc	133	12
Dice Holdings Inc (a)	653	6	Nordson Corp	6,930	510
eResearchTechnology Inc (a)	1,346	10	Presstek Inc (a)	27,951	61
Global Sources Ltd (a)	843	6	Sauer-Danfoss Inc (a)	446	10
GSI Commerce Inc (a)	26,946	666	Tennant Co	504	16
Health Grades Inc (a)	986	8		$ 926
Infospace Inc (a)	171	1	Media - 0.64%
Internet Brands Inc (a)	262	3	Acacia Research - Acacia Technologies (a)	16,974	298
Internet Capital Group Inc (a)	98	1	Belo Corp (a)	1,995	12
j2 Global Communications Inc (a)	791	19	Dex One Corp (a)	122	2
KIT Digital Inc (a)	19,182	230	DG FastChannel Inc (a)	8,139	177
Limelight Networks Inc (a)	25,614	151	Dolan Co/The (a)	511	6
Lionbridge Technologies Inc (a)	2,386	10	Entercom Communications Corp (a)	754	6
Liquidity Services Inc (a)	18,718	300	Lee Enterprises Inc (a)	1,784	5
Local.com Corp (a)	19,790	88	McClatchy Co/The (a)	2,287	9
LoopNet Inc (a)	20,030	237		$ 515
Network Engines Inc (a)	79,517	116	Metal Fabrication & Hardware - 0.65%
NIC Inc	34,101	282	Ampco-Pittsburgh Corp	37	1
NutriSystem Inc	17,044	327	CIRCOR International Inc	6,995	221
OpenTable Inc (a)	401	27	Dynamic Materials Corp	211	3
Overstock.com Inc (a)	559	9	Hawk Corp (a)	194	8
Perficient Inc (a)	22,342	204	Kaydon Corp	6,945	240
Rackspace Hosting Inc (a)	26,337	684	Mueller Industries Inc	194	5
Saba Software Inc (a)	1,111	6	Mueller Water Products Inc - Class A	3,846	12
Sapient Corp	2,603	31	RBC Bearings Inc (a)	579	20
SciQuest Inc (a)	10,359	125	Worthington Industries Inc	791	12
Shutterfly Inc (a)	690	18		$ 522
Sourcefire Inc (a)	18,778	542
			Mining - 1.06%
Stamps.com Inc (a)	396	5	Allied Nevada Gold Corp (a)	18,967	502
support.com Inc (a)	26,412	121	AMCOL International Corp	535	14
TeleCommunication Systems Inc (a)	718	3	Capital Gold Corp (a)	1,861	9
Terremark Worldwide Inc (a)	1,357	14	Globe Specialty Metals Inc	1,338	19
TIBCO Software Inc (a)	33,798	600	Golden Star Resources Ltd (a)	6,885	34
Travelzoo Inc (a)	228	6	Horsehead Holding Corp (a)	22,809	225
United Online Inc	717	4	Jaguar Mining Inc (a)	1,837	12
ValueClick Inc (a)	1,606	21	Stillwater Mining Co (a)	997	17
VASCO Data Security International Inc (a)	865	6	United States Lime & Minerals Inc (a)	100	4
VirnetX Holding Corp	921	14	US Gold Corp (a)	1,946	10
Vitacost.com Inc (a)	17,115	103
Websense Inc (a)	1,192	21		$ 846
Zix Corp (a)	69,064	196	Miscellaneous Manufacturing - 1.23%
			Actuant Corp	15,269	351
	$ 5,954		Acuity Brands Inc	976	43
Iron & Steel - 0.07%			AO Smith Corp	583	34
General Steel Holdings Inc (a)	21,621	59
			AZZ Inc	328	14
			Barnes Group Inc	1,119	20
Leisure Products & Services - 0.45%			Blount International Inc (a)	1,240	16
Brunswick Corp/DE	1,934	30	Brink's Co/The	1,058	24
Interval Leisure Group Inc (a)	994	14	CLARCOR Inc	1,228	47
Life Time Fitness Inc (a)	946	37	Colfax Corp (a)	924	14
Polaris Industries Inc	4,248	276	Eastman Kodak Co (a)	5,907	25
	$ 357		EnPro Industries Inc (a)	328	10
Lodging - 0.01%			ESCO Technologies Inc	6,317	210
Ameristar Casinos Inc	597	10	GP Strategies Corp (a)	407	4
			Hexcel Corp (a)	1,740	31
Machinery - Construction & Mining - 0.41%			John Bean Technologies Corp	729	12
Bucyrus International Inc	4,686	325	Koppers Holdings Inc	535	14
			Matthews International Corp	776	27
Machinery - Diversified - 1.16%			Metabolix Inc (a)	1,063	13
Albany International Corp	194	4	Park-Ohio Holdings Corp (a)	304	4
Altra Holdings Inc (a)	693	10	Polypore International Inc (a)	571	17
Applied Industrial Technologies Inc	1,107	34	Raven Industries Inc	434	17
Briggs & Stratton Corp	815	15	Standex International Corp	89	2
Cognex Corp	681	18	STR Holdings Inc (a)	772	17
DXP Enterprises Inc (a)	8,226	156	Sturm Ruger & Co Inc	738	10
Gorman-Rupp Co/The	484	13	Trimas Corp (a)	584	9
Intermec Inc (a)	1,120	14		$ 985
Intevac Inc (a)	328	3
iRobot Corp (a)	540	10	Office Furnishings - 0.76%
Kadant Inc (a)	128	2	Herman Miller Inc	1,491	29
			HNI Corp	7,380	212
Lindsay Corp	316	14	Interface Inc	24,401	348
See accompanying notes.			140

Schedule of Investments
SmallCap Growth Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Office Furnishings (continued)			Pharmaceuticals (continued)
Knoll Inc	1,253 $	19	Jazz Pharmaceuticals Inc (a)	547 $	6
	$ 608		Lannett Co Inc (a)	418	2
Oil & Gas - 2.37%			MannKind Corp (a)	1,356	9
Abraxas Petroleum Corp (a)	968	3	Medivation Inc (a)	759	10
American Oil & Gas Inc (a)	1,273	10	Nabi Biopharmaceuticals (a)	1,743	8
Apco Oil and Gas International Inc	377	13	Nature's Sunshine Products Inc (a)	302	3
Brigham Exploration Co (a)	25,301	475	Nektar Therapeutics (a)	2,512	37
Callon Petroleum Co (a)	1,107	5	Neogen Corp (a)	9,957	338
Carrizo Oil & Gas Inc (a)	782	19	Neurocrine Biosciences Inc (a)	1,949	12
Clayton Williams Energy Inc (a)	206	10	NeurogesX Inc (a)	428	3
Contango Oil & Gas Co (a)	195	10	Obagi Medical Products Inc (a)	716	8
Energy XXI Bermuda Ltd (a)	1,265	29	Onyx Pharmaceuticals Inc (a)	1,381	36
Georesources Inc (a)	13,548	215	Opko Health Inc (a)	3,521	8
GMX Resources Inc (a)	13,287	65	Osiris Therapeutics Inc (a)	654	5
Gulfport Energy Corp (a)	1,053	15	Pharmacyclics Inc (a)	1,398	11
Houston American Energy Corp	716	7	Pharmasset Inc (a)	5,992	177
Kodiak Oil & Gas Corp (a)	3,149	11	PharMerica Corp (a)	451	4
McMoRan Exploration Co (a)	1,909	33	POZEN Inc (a)	1,084	8
Northern Oil and Gas Inc (a)	1,118	19	Questcor Pharmaceuticals Inc (a)	1,557	15
Panhandle Oil and Gas Inc	295	7	Rigel Pharmaceuticals Inc (a)	1,164	10
Petroquest Energy Inc (a)	486	3	Salix Pharmaceuticals Ltd (a)	17,534	696
RAM Energy Resources Inc (a)	2,022	3	Santarus Inc (a)	2,154	7
Rosetta Resources Inc (a)	815	19	Savient Pharmaceuticals Inc (a)	1,556	36
Stone Energy Corp (a)	119	2	Schiff Nutrition International Inc	61	1
Swift Energy Co (a)	8,976	252	Sciclone Pharmaceuticals Inc (a)	1,483	4
TransAtlantic Petroleum Ltd (a)	3,211	10	Synta Pharmaceuticals Corp (a)	809	3
Vaalco Energy Inc (a)	165	1	Targacept Inc (a)	596	13
Venoco Inc (a)	176	3	Theravance Inc (a)	1,363	27
W&T Offshore Inc	86	1	USANA Health Sciences Inc (a)	259	10
Warren Resources Inc (a)	438	2	Vanda Pharmaceuticals Inc (a)	1,107	7
Whiting Petroleum Corp (a)	6,851	654	Vivus Inc (a)	1,877	13
	$ 1,896		Zalicus Inc (a)	2,530	3
Oil & Gas Services - 1.63%				$ 3,259
CARBO Ceramics Inc	472	38	Real Estate - 0.01%
Dril-Quip Inc (a)	851	53	HFF Inc (a)	462	4
Halliburton Co	90	3
ION Geophysical Corp (a)	2,773	14	REITS - 1.21%
Key Energy Services Inc (a)	279	3	Acadia Realty Trust	379	7
Lufkin Industries Inc	758	33	Alexander's Inc	28	9
Matrix Service Co (a)	319	3	Associated Estates Realty Corp	669	9
Newpark Resources Inc (a)	35,949	302	Coresite Realty Corp (a)	4,894	80
OYO Geospace Corp (a)	145	8	DiamondRock Hospitality Co	27,689	263
RPC Inc	28,733	608	DuPont Fabros Technology Inc	16,385	412
Tesco Corp (a)	19,604	236	EastGroup Properties Inc	305	11
Tetra Technologies Inc (a)	317	3	Equity Lifestyle Properties Inc	434	24
	$ 1,304		Equity One Inc	194	3
Packaging & Containers - 0.20%			Getty Realty Corp	366	10
Graham Packaging Co Inc (a)	49	1	Home Properties Inc	316	17
Rock-Tenn Co	2,763	138	LTC Properties Inc	100	3
Silgan Holdings Inc	710	22	Mid-America Apartment Communities Inc	510	30
	$ 161		National Health Investors Inc	255	11
Pharmaceuticals - 4.07%			Omega Healthcare Investors Inc	494	11
Akorn Inc (a)	51,860	210	PS Business Parks Inc	157	9
Alkermes Inc (a)	572	8	Saul Centers Inc	163	7
Antares Pharma Inc (a)	2,713	4	Tanger Factory Outlet Centers	589	28
Array BioPharma Inc (a)	2,043	7	Universal Health Realty Income Trust	244	8
Auxilium Pharmaceuticals Inc (a)	931	23	Urstadt Biddle Properties Inc	105	2
AVANIR Pharmaceuticals Inc (a)	2,808	9	Washington Real Estate Investment Trust	377	12
AVI BioPharma Inc (a)	4,389	8		$ 966
BioScrip Inc (a)	118,309	610	Retail - 5.40%
Caraco Pharmaceutical Laboratories Ltd (a)	173	1	99 Cents Only Stores (a)	879	17
Catalyst Health Solutions Inc (a)	9,680	341	AFC Enterprises Inc (a)	802	10
Clarient Inc (a)	2,186	7	AnnTaylor Stores Corp (a)	1,484	30
Cumberland Pharmaceuticals Inc (a)	480	3	Asbury Automotive Group Inc (a)	746	10
Depomed Inc (a)	23,605	105	Big 5 Sporting Goods Corp	814	11
Durect Corp (a)	3,112	8	BJ's Restaurants Inc (a)	13,917	392
Hi-Tech Pharmacal Co Inc (a)	340	7	Bon-Ton Stores Inc/The (a)	160	2
Idenix Pharmaceuticals Inc (a)	1,419	4	Brown Shoe Co Inc	1,179	14
Impax Laboratories Inc (a)	1,387	27	Buckle Inc/The	629	17
Inspire Pharmaceuticals Inc (a)	37,262	222	Buffalo Wild Wings Inc (a)	419	20
Isis Pharmaceuticals Inc (a)	14,857	125	Build-A-Bear Workshop Inc (a)	26,357	159
See accompanying notes.			141

Schedule of Investments
SmallCap Growth Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
Casey's General Stores Inc	489 $	20	Cohu Inc	175 $	2
Cash America International Inc	376	13	Conexant Systems Inc (a)	3,114	5
Casual Male Retail Group Inc (a)	1,423	6	Diodes Inc (a)	927	16
Cato Corp/The	738	20	Entegris Inc (a)	1,605	8
CEC Entertainment Inc (a)	536	18	Entropic Communications Inc (a)	9,566	92
Cheesecake Factory Inc/The (a)	1,607	43	FSI International Inc (a)	1,529	4
Childrens Place Retail Stores Inc/The (a)	643	31	GSI Technology Inc (a)	523	3
Citi Trends Inc (a)	6,824	165	GT Solar International Inc (a)	1,676	14
Collective Brands Inc (a)	1,119	18	Hittite Microwave Corp (a)	4,963	236
Cost Plus Inc (a)	48,645	202	Integrated Device Technology Inc (a)	2,579	15
Cracker Barrel Old Country Store Inc	559	28	Integrated Silicon Solution Inc (a)	888	8
Denny's Corp (a)	3,997	12	IXYS Corp (a)	816	8
Destination Maternity Corp (a)	194	6	Kopin Corp (a)	962	3
DineEquity Inc (a)	410	18	Kulicke & Soffa Industries Inc (a)	1,886	12
Domino's Pizza Inc (a)	523	7	Lattice Semiconductor Corp (a)	2,992	14
Dress Barn Inc (a)	1,411	34	LTX-Credence Corp (a)	5,839	12
DSW Inc (a)	352	10	MaxLinear Inc (a)	291	3
Einstein Noah Restaurant Group Inc (a)	182	2	Micrel Inc	1,313	13
Express Inc (a)	608	9	Microsemi Corp (a)	21,063	361
Ezcorp Inc (a)	1,186	24	Mindspeed Technologies Inc (a)	41,625	323
Finish Line Inc/The	617	9	MIPS Technologies Inc (a)	1,249	12
First Cash Financial Services Inc (a)	742	21	MKS Instruments Inc (a)	535	10
Genesco Inc (a)	97	3	Monolithic Power Systems Inc (a)	840	14
Gymboree Corp (a)	754	31	Nanometrics Inc (a)	681	10
Hibbett Sports Inc (a)	22,548	562	Netlogic Microsystems Inc (a)	16,860	465
HSN Inc (a)	1,063	32	Omnivision Technologies Inc (a)	878	20
Jack in the Box Inc (a)	1,108	24	PLX Technology Inc (a)	1,423	5
Jo-Ann Stores Inc (a)	693	31	Power Integrations Inc	662	21
JOS A Bank Clothiers Inc (a)	730	31	Richardson Electronics Ltd/United States	25,360	267
Kirkland's Inc (a)	644	9	Rovi Corp (a)	7,113	359
Krispy Kreme Doughnuts Inc (a)	2,322	11	Rubicon Technology Inc (a)	14,582	331
Liz Claiborne Inc (a)	2,056	12	Semtech Corp (a)	1,351	27
Lumber Liquidators Holdings Inc (a)	12,064	297	Sigma Designs Inc (a)	183	2
McCormick & Schmick's Seafood Restaurants Inc (a)	24,099	187	Standard Microsystems Corp (a)	235	5
			Tessera Technologies Inc (a)	755	14
Nu Skin Enterprises Inc (a)	1,315	38	TriQuint Semiconductor Inc (a)	4,169	40
OfficeMax Inc (a)	779	10	Ultratech Inc (a)	752	13
Papa John's International Inc (a)	473	12	Veeco Instruments Inc (a)	5,126	179
PetMed Express Inc	623	11	Volterra Semiconductor Corp (a)	554	12
PF Chang's China Bistro Inc	633	29	Zoran Corp (a)	195	2
Pier 1 Imports Inc (a)	2,640	22		$ 4,113
Pricesmart Inc	372	11	Software - 6.86%
Retail Ventures Inc (a)	888	10	Accelrys Inc (a)	1,132	8
Rue21 Inc (a)	377	10	ACI Worldwide Inc (a)	941	21
Ruth's Hospitality Group Inc (a)	967	4	Actuate Corp (a)	1,859	10
Sally Beauty Holdings Inc (a)	2,153	24	Acxiom Corp (a)	14,552	230
Sonic Automotive Inc (a)	322	3	Advent Software Inc (a)	4,768	248
Sonic Corp (a)	1,298	10	ANSYS Inc (a)	8,749	370
Talbots Inc (a)	1,338	18	ArcSight Inc (a)	620	27
Texas Roadhouse Inc (a)	34,556	486	Ariba Inc (a)	2,265	43
Ulta Salon Cosmetics & Fragrance Inc (a)	26,016	760	Aspen Technology Inc (a)	1,362	14
Vitamin Shoppe Inc (a)	352	10	athenahealth Inc (a)	730	24
Wet Seal Inc/The (a)	56,633	192	Blackbaud Inc	1,178	28
Winmark Corp	92	3	Blackboard Inc (a)	9,727	351
World Fuel Services Corp	816	21	Bottomline Technologies Inc (a)	723	11
Zumiez Inc (a)	441	9	Bowne & Co Inc	1,192	14
	$ 4,321		Callidus Software Inc (a)	21,226	91
Savings & Loans - 0.01%			CommVault Systems Inc (a)	968	25
Oritani Financial Corp	664	7	Computer Programs & Systems Inc	226	10
			Concur Technologies Inc (a)	5,236	258
Semiconductors - 5.14%			CSG Systems International Inc (a)	562	10
Actel Corp (a)	474	8	Deltek Inc (a)	722	6
Amkor Technology Inc (a)	3,019	20	DemandTec Inc (a)	31,438	296
Applied Micro Circuits Corp (a)	1,540	15	Digi International Inc (a)	361	3
ATMI Inc (a)	73	1	DivX Inc (a)	543	5
AXT Inc (a)	498	3	Ebix Inc (a)	12,728	298
Brooks Automation Inc (a)	1,517	10	Epicor Software Corp (a)	1,155	10
Cabot Microelectronics Corp (a)	206	7	EPIQ Systems Inc	86	1
Cavium Networks Inc (a)	17,289	497	Interactive Intelligence Inc (a)	22,137	390
Ceva Inc (a)	18,961	271	Lawson Software Inc (a)	3,516	30
Cirrus Logic Inc (a)	18,006	321	Mantech International Corp (a)	524	21
See accompanying notes.			142

Schedule of Investments
SmallCap Growth Account II
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Telecommunications (continued)
MedAssets Inc (a)	6,055 $	128	Syniverse Holdings Inc (a)	1,750 $	40
Medidata Solutions Inc (a)	13,232	254	Tekelec (a)	341	4
MicroStrategy Inc (a)	2,563	222	TeleNav Inc (a)	304	2
Monotype Imaging Holdings Inc (a)	851	8	Tessco Technologies Inc	113	2
NetSuite Inc (a)	408	10	USA Mobility Inc	487	8
Omnicell Inc (a)	732	10	ViaSat Inc (a)	11,116	457
Opnet Technologies Inc	542	10			$ 4,280
Parametric Technology Corp (a)	2,965	58	Textiles - 0.00%
Pegasystems Inc	401	12	Culp Inc (a)	340	3
Progress Software Corp (a)	1,070	35
QAD Inc (a)	521	2	Toys, Games & Hobbies - 0.00%
Quality Systems Inc	422	28	RC2 Corp (a)	70	1
Quest Software Inc (a)	1,374	34
Renaissance Learning Inc	9,480	96	Transportation - 1.30%
RightNow Technologies Inc (a)	559	11	Dynamex Inc (a)	283	4
Rosetta Stone Inc (a)	404	9	Forward Air Corp	772	20
Schawk Inc	364	7	Genesee & Wyoming Inc (a)	852	37
Scientific Learning Corp (a)	20,056	94	Golar LNG Ltd	86	1
Seachange International Inc (a)	682	5	Heartland Express Inc	1,331	20
SolarWinds Inc (a)	888	15	HUB Group Inc (a)	18,416	539
Synchronoss Technologies Inc (a)	531	9	Knight Transportation Inc	1,327	26
Taleo Corp (a)	22,472	652	Old Dominion Freight Line Inc (a)	996	25
Tyler Technologies Inc (a)	691	14	Pacer International Inc (a)	1,338	8
Ultimate Software Group Inc (a)	16,222	627	Scorpio Tankers Inc (a)	401	4
Unica Corp (a)	374	8	UTI Worldwide Inc	21,991	354
VeriFone Systems Inc (a)	9,085	282	Werner Enterprises Inc	247	5
	$ 5,493				$ 1,043
Telecommunications - 5.35%			Trucking & Leasing - 0.02%
Acme Packet Inc (a)	20,061	761	TAL International Group Inc	145	4
ADC Telecommunications Inc (a)	2,253	28	Textainer Group Holdings Ltd	377	10
ADTRAN Inc	1,669	59			$ 14
Alaska Communications Systems Group Inc	1,032	10	TOTAL COMMON STOCKS		$ 75,482
Anaren Inc (a)	61	1
Anixter International Inc (a)	364	20		Maturity
				Amount
Applied Signal Technology Inc	12,178	303	REPURCHASE AGREEMENTS - 1.01%	(000's)	Value (000's)
Arris Group Inc (a)	937	9
Aruba Networks Inc (a)	42,511	907	Banks - 1.01%
			Investment in Joint Trading Account; Bank of	$ 326	$ 326
Atlantic Tele-Network Inc	218	11	America Repurchase Agreement; 0.23%
AudioCodes Ltd (a)	42,552	166
Calix Inc (a)	252	4	dated 09/30/10 maturing 10/01/10
Cincinnati Bell Inc (a)	2,217	6	(collateralized by Sovereign Agency Issues;
			$332,517; 0.00% - 4.50%; dated 10/01/10 -
Comtech Telecommunications Corp	406	11	05/04/37)
Consolidated Communications Holdings Inc	503	9	Investment in Joint Trading Account; Credit Suisse	336	336
CPI International Inc (a)	87	1
DigitalGlobe Inc (a)	596	18	Repurchase Agreement; 0.20% dated
Extreme Networks (a)	984	3	09/30/10 maturing 10/01/10 (collateralized by
Finisar Corp (a)	1,642	31	US Treasury Notes; $342,493; 3.38% -
GeoEye Inc (a)	588	24	3.50%; dated 06/30/13 - 02/15/18)
Harmonic Inc (a)	767	5	Investment in Joint Trading Account; Deutsche	52	52
Hughes Communications Inc (a)	207	6	Bank Repurchase Agreement; 0.25% dated
Hypercom Corp (a)	1,776	11	09/30/10 maturing 10/01/10 (collateralized by
Infinera Corp (a)	1,963	23	Sovereign Agency Issues; $53,202; 0.38% -
InterDigital Inc (a)	1,206	36	4.88%; dated 12/17/10 - 11/18/11)
IPG Photonics Corp (a)	21,866	527	Investment in Joint Trading Account; Morgan	98	98
Ixia (a)	25,471	316	Stanley Repurchase Agreement; 0.20% dated
Knology Inc (a)	622	8	09/30/10 maturing 10/01/10 (collateralized by
LogMeIn Inc (a)	377	14	Sovereign Agency Issue; $99,755; 2.30%;
Loral Space & Communications Inc (a)	241	13	dated 08/10/15)
Netgear Inc (a)	912	25			$ 812
Neutral Tandem Inc (a)	884	11	TOTAL REPURCHASE AGREEMENTS		$ 812
Novatel Wireless Inc (a)	122	1	Total Investments		$ 76,294
NTELOS Holdings Corp	718	12	Other Assets in Excess of Liabilities, Net - 4.67%		$ 3,737
Oclaro Inc (a)	1,108	18	TOTAL NET ASSETS - 100.00%		$ 80,031
Oplink Communications Inc (a)	317	6
PAETEC Holding Corp (a)	2,301	9	(a) Non-Income Producing Security
Plantronics Inc	1,296	44
Powerwave Technologies Inc (a)	116,576	212
RF Micro Devices Inc (a)	7,210	44
SAVVIS Inc (a)	837	18
Shenandoah Telecommunications Co	551	10
Sonus Networks Inc (a)	4,428	16
See accompanying notes.			143

Schedule of Investments
SmallCap Growth Account II
September 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 15,538
Unrealized Depreciation		(3,127)
Net Unrealized Appreciation (Depreciation)		$ 12,411
Cost for federal income tax purposes		$ 63,883
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		23.31%
Consumer, Cyclical		17.52%
Technology		15.24%
Communications		13.45%
Industrial		12.32%
Energy		4.94%
Financial		4.68%
Basic Materials		3.83%
Utilities		0.03%
Diversified		0.01%
Other Assets in Excess of Liabilities, Net		4.67%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2010	Long	66 $	4,211	$ 4,452	$ 241
					$ 241

All dollar amounts are shown in thousands (000's)

See accompanying notes.		144

Schedule of Investments
SmallCap Value Account I
September 30, 2010 (unaudited)

COMMON STOCKS - 96.90%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.01%			Banks (continued)
Marchex Inc	1,654 $	9	1st United Bancorp Inc/Boca Raton (a)	7,223 $	46
			Alliance Financial Corp/NY	1,928	58
Aerospace & Defense - 1.67%			American National Bankshares Inc	1,510	33
AAR Corp (a)	10,044	188	Ames National Corp	720	14
Astronics Corp (a)	142	2	Arrow Financial Corp	797	20
Cubic Corp	507	21	Bancfirst Corp	1,313	53
Curtiss-Wright Corp	7,318	221	Banco Latinoamericano de Comercio Exterior SA	6,801	99
Ducommun Inc	11,268	246	Bancorp Inc/DE (a)	1,913	13
Esterline Technologies Corp (a)	6,009	344	Bancorp Rhode Island Inc	303	8
GenCorp Inc (a)	4,808	24	Bank Mutual Corp	3,995	21
Kaman Corp	691	18	Bank of Marin Bancorp	454	15
Kratos Defense & Security Solutions Inc (a)	1,388	15	Bank of the Ozarks Inc	2,857	106
LMI Aerospace Inc (a)	9,874	156	Boston Private Financial Holdings Inc	58,978	385
Moog Inc (a)	3,941	140	Bridge Bancorp Inc	373	9
Orbital Sciences Corp (a)	1,683	26	Bryn Mawr Bank Corp	747	13
Teledyne Technologies Inc (a)	1,495	59	Camden National Corp	1,838	64
Triumph Group Inc	10,261	766	Cardinal Financial Corp	10,710	103
	$ 2,226		Cathay General Bancorp	13,715	163
Agriculture - 0.36%			Center Financial Corp (a)	3,029	15
Alliance One International Inc (a)	5,103	21	Centerstate Banks Inc	2,196	19
Andersons Inc/The	10,379	394	Central Pacific Financial Corp (a)	1,300	2
MGP Ingredients Inc	797	6	Century Bancorp Inc/MA	303	7
Universal Corp/VA	1,185	47	Chemical Financial Corp	4,981	103
Vector Group Ltd	751	14	Citizens & Northern Corp	1,200	16
	$ 482		Citizens Republic Bancorp Inc (a)	490,450	442
Airlines - 1.63%			City Holding Co	16,308	500
AirTran Holdings Inc (a)	13,079	96	CNB Financial Corp/PA	1,036	14
Alaska Air Group Inc (a)	15,023	767	Columbia Banking System Inc	6,206	122
Hawaiian Holdings Inc (a)	16,573	99	Community Bank System Inc	12,530	288
JetBlue Airways Corp (a)	67,573	452	Community Trust Bancorp Inc	9,981	271
Pinnacle Airlines Corp (a)	1,629	9	CVB Financial Corp	64,906	488
Republic Airways Holdings Inc (a)	29,023	240	East West Bancorp Inc	13,000	212
Skywest Inc	2,741	38	Enterprise Financial Services Corp	3,658	34
UAL Corp (a)	2,300	54	Financial Institutions Inc	4,395	78
US Airways Group Inc (a)	45,755	424	First Bancorp Inc/ME	740	10
	$ 2,179		First BanCorp/Puerto Rico (a)	5,400	1
Apparel - 1.89%			First Bancorp/Troy NC	4,226	58
American Apparel Inc (a)	2,703	4	First Busey Corp	12,000	55
Carter's Inc (a)	4,100	108	First Commonwealth Financial Corp	95,479	521
Columbia Sportswear Co	638	37	First Community Bancshares Inc/VA	9,663	124
Delta Apparel Inc (a)	480	7	First Financial Bancorp	38,076	636
Iconix Brand Group Inc (a)	16,787	294	First Financial Bankshares Inc	3,767	177
Jones Apparel Group Inc	29,015	570	First Financial Corp/IN	3,039	90
Maidenform Brands Inc (a)	7,100	205	First Interstate Bancsystem Inc	4,400	59
Oxford Industries Inc	12,500	297	First Merchants Corp	7,200	55
Perry Ellis International Inc (a)	26,342	575	First Midwest Bancorp Inc/IL	3,687	42
Quiksilver Inc (a)	6,967	27	First of Long Island Corp/The	507	13
Timberland Co/The (a)	10,169	201	First South Bancorp Inc/Washington NC	690	7
Unifi Inc (a)	3,606	16	FirstMerit Corp	15,416	283
Warnaco Group Inc/The (a)	3,300	169	FNB Corp/PA	57,172	490
Weyco Group Inc	320	8	Fulton Financial Corp	16,000	145
	$ 2,518		German American Bancorp Inc	2,120	37
Automobile Manufacturers - 0.17%			Glacier Bancorp Inc	4,140	60
Force Protection Inc (a)	30,234	152	Great Southern Bancorp Inc	881	19
Tesla Motors Inc (a)	2,600	53	Hancock Holding Co	1,683	51
Wabash National Corp (a)	2,938	24	Heartland Financial USA Inc	2,725	42
	$ 229		Home Bancshares Inc/AR	1,142	23
			Hudson Valley Holding Corp	2,708	53

Automobile Parts & Equipment - 0.36%			Iberiabank Corp	5,022	251
ATC Technology Corp/IL (a)	11,192	277	Independent Bank Corp/Rockland MA	8,059	181
Commercial Vehicle Group Inc (a)	2,072	21	International Bancshares Corp	20,745	350
Dana Holding Corp (a)	909	11	Lakeland Bancorp Inc	9,500	80
Douglas Dynamics Inc	4,911	61	Lakeland Financial Corp	4,622	86
Miller Industries Inc/TN	843	11
Modine Manufacturing Co (a)	2,239	29	MainSource Financial Group Inc	6,900	53
			MB Financial Inc	3,045	49
Spartan Motors Inc	8,685	40	Merchants Bancshares Inc	1,706	42
Standard Motor Products Inc	1,308	14	Metro Bancorp Inc (a)	1,198	12
Titan International Inc	1,680	23	MidWestOne Financial Group Inc	1,485	22
	$ 487		National Bankshares Inc	587	15
Banks - 10.00%			National Penn Bancshares Inc	23,572	148
1st Source Corp	2,961	52	NBT Bancorp Inc	8,112	179
See accompanying notes.			145

Schedule of Investments
SmallCap Value Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Biotechnology (continued)
Old National Bancorp/IN	4,753 $	50	Medicines Co/The (a)	1,170 $	16
OmniAmerican Bancorp Inc (a)	868	10	PDL BioPharma Inc	11,600	61
Oriental Financial Group Inc	2,816	37	RTI Biologics Inc (a)	4,419	11
Orrstown Financial Services Inc	2,287	53	SuperGen Inc (a)	4,595	9
Pacific Continental Corp	1,566	14	Tengion Inc (a)	7,900	25
PacWest Bancorp	1,727	33	Transcept Pharmaceuticals Inc (a)	1,700	12
Park National Corp	2,320	148	United Therapeutics Corp (a)	1,300	73
Penns Woods Bancorp Inc	346	11		$ 1,252
Peoples Bancorp Inc/OH	4,733	59	Building Materials - 0.47%
Pinnacle Financial Partners Inc (a)	1,561	14	Apogee Enterprises Inc	2,391	22
Porter Bancorp Inc	677	7	Comfort Systems USA Inc	2,124	23
PrivateBancorp Inc	2,591	29	Drew Industries Inc (a)	1,041	22
Prosperity Bancshares Inc	8,971	292	Gibraltar Industries Inc (a)	8,692	78
Renasant Corp	9,184	140	Interline Brands Inc (a)	11,392	205
Republic Bancorp Inc/KY	5,889	125	Louisiana-Pacific Corp (a)	6,222	47
S&T Bancorp Inc	9,690	169	NCI Building Systems Inc (a)	3,640	35
Sandy Spring Bancorp Inc	1,383	21	Quanex Building Products Corp	6,259	107
SCBT Financial Corp	5,384	168	Texas Industries Inc	1,012	32
Sierra Bancorp	4,840	60	Trex Co Inc (a)	1,100	21
Signature Bank/New York NY (a)	2,100	82	Universal Forest Products Inc	1,048	31
Simmons First National Corp	3,019	85		$ 623
South Financial Group Inc/The (a)	72,400	21	Chemicals - 1.87%
Southside Bancshares Inc	5,336	101	A Schulman Inc	9,232	186
Southwest Bancorp Inc/Stillwater OK	6,709	87	Aceto Corp	9,000	61
State Bancorp Inc/NY	2,800	25	Arch Chemicals Inc	535	19
StellarOne Corp	5,400	69	Ferro Corp (a)	2,939	38
Sterling Bancorp/NY	5,919	51	Georgia Gulf Corp (a)	1,683	27
Sterling Bancshares Inc/TX	16,795	90	Hawkins Inc	132	5
Suffolk Bancorp	2,013	50	HB Fuller Co	13,010	259
Susquehanna Bancshares Inc	26,138	220	Innophos Holdings Inc	5,762	191
SVB Financial Group (a)	15,153	641	Kraton Performance Polymers Inc (a)	147	4
SY Bancorp Inc	3,181	79	Landec Corp (a)	1,876	12
Texas Capital Bancshares Inc (a)	1,802	31	Minerals Technologies Inc	2,844	167
Tompkins Financial Corp	2,383	94	NewMarket Corp	1,300	148
Tower Bancorp Inc	478	10	Olin Corp	4,766	96
TowneBank/Portsmouth VA	1,263	19	OM Group Inc (a)	6,569	198
Trico Bancshares	200	3	PolyOne Corp (a)	22,079	267
Trustco Bank Corp NY	23,563	131	Quaker Chemical Corp	267	9
Trustmark Corp	9,359	204	Rockwood Holdings Inc (a)	5,601	176
UMB Financial Corp	9,637	342	Sensient Technologies Corp	2,445	74
Umpqua Holdings Corp	5,661	64	Solutia Inc (a)	12,100	194
Union First Market Bankshares Corp	1,430	19	Spartech Corp (a)	21,443	176
United Bankshares Inc	4,317	107	Stepan Co	600	35
United Community Banks Inc/GA (a)	111,199	249	TPC Group Inc (a)	693	16
Univest Corp of Pennsylvania	967	17	Westlake Chemical Corp	1,169	35
Virginia Commerce Bancorp Inc (a)	1,703	8	WR Grace & Co (a)	3,713	104
Washington Banking Co	1,261	17		$ 2,497
Washington Trust Bancorp Inc	3,895	75	Coal - 0.19%
Webster Financial Corp	3,253	57	Cloud Peak Energy Inc (a)	1,507	28
WesBanco Inc	6,163	101	International Coal Group Inc (a)	31,421	167
West Bancorporation Inc (a)	7,300	46	James River Coal Co (a)	479	8
Westamerica Bancorporation	934	51	Patriot Coal Corp (a)	4,595	53
Western Alliance Bancorp (a)	2,911	19
				$ 256
Whitney Holding Corp/LA	4,781	39	Commercial Services - 3.87%
Wilshire Bancorp Inc	5,209	34	ABM Industries Inc	4,763	103
Wintrust Financial Corp	5,489	178	Advance America Cash Advance Centers Inc	22,547	90
	$ 13,361		American Reprographics Co (a)	2,690	21
Beverages - 0.12%			AMN Healthcare Services Inc (a)	1,602	8
Boston Beer Co Inc (a)	2,400	161
			Arbitron Inc	9,900	277
			Barrett Business Services Inc	212	3
Biotechnology - 0.94%			CBIZ Inc (a)	15,262	90
Ariad Pharmaceuticals Inc (a)	10,900	42	Consolidated Graphics Inc (a)	6,400	265
Cambrex Corp (a)	2,518	11	Convergys Corp (a)	17,200	180
Celera Corp (a)	6,140	41	CPI Corp	4,700	122
Cubist Pharmaceuticals Inc (a)	8,200	192	CRA International Inc (a)	800	14
Emergent Biosolutions Inc (a)	4,000	69	Cross Country Healthcare Inc (a)	2,725	20
Enzon Pharmaceuticals Inc (a)	1,656	19	Deluxe Corp	28,292	542
Halozyme Therapeutics Inc (a)	2,300	18	Dollar Financial Corp (a)	11,328	236
Incyte Corp (a)	6,000	96	Electro Rent Corp	1,509	20
Lexicon Pharmaceuticals Inc (a)	69,600	111	Euronet Worldwide Inc (a)	2,816	51
Martek Biosciences Corp (a)	19,686	446	Gartner Inc (a)	2,700	80
See accompanying notes.			146

Schedule of Investments
SmallCap Value Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Consumer Products (continued)
Geo Group Inc/The (a)	1,572 $	37	Spectrum Brands Holdings Inc (a)	3,836 $	104
Global Cash Access Holdings Inc (a)	6,224	25	WD-40 Co	80	3
Great Lakes Dredge & Dock Corp	39,439	229		$ 1,941
Green Dot Corp (a)	1,200	58	Cosmetics & Personal Care - 0.12%
H&E Equipment Services Inc (a)	2,369	19	Elizabeth Arden Inc (a)	7,818	156
Heidrick & Struggles International Inc	811	16	Revlon Inc (a)	481	6
Huron Consulting Group Inc (a)	747	16		$ 162
ICF International Inc (a)	988	25	Distribution & Wholesale - 0.54%
Kelly Services Inc (a)	1,329	16	Brightpoint Inc (a)	4,500	32
Kendle International Inc (a)	1,228	11	Core-Mark Holding Co Inc (a)	800	25
Korn/Ferry International (a)	2,153	36	Owens & Minor Inc	1,188	34
Live Nation Entertainment Inc (a)	6,963	69	Scansource Inc (a)	1,522	42
Mac-Gray Corp	2,738	34	School Specialty Inc (a)	1,023	13
MAXIMUS Inc	1,200	74	Titan Machinery Inc (a)	770	13
McGrath Rentcorp	801	19	United Stationers Inc (a)	5,708	305
MoneyGram International Inc (a)	1,144	3	WESCO International Inc (a)	6,500	255
Multi-Color Corp	854	13		$ 719
Navigant Consulting Inc (a)	10,817	126
On Assignment Inc (a)	2,713	14	Diversified Financial Services - 2.85%
PHH Corp (a)	47,516	1,000	BGC Partners Inc	68,100	407
Prospect Medical Holdings Inc (a)	454	4	Calamos Asset Management Inc	13,501	155
			CompuCredit Holdings Corp	7,385	36
Rent-A-Center Inc/TX	32,298	722	Encore Capital Group Inc (a)	6,174	111
RSC Holdings Inc (a)	2,457	18
SFN Group Inc (a)	3,851	23	Epoch Holding Corp	168	2
			Federal Agricultural Mortgage Corp	854	9
Stewart Enterprises Inc	26,880	145	GAMCO Investors Inc	2,100	81
Team Inc (a)	1,505	26	GFI Group Inc	29,365	136
TrueBlue Inc (a)	1,382	19	International Assets Holding Corp (a)	1,122	20
United Rentals Inc (a)	3,304	49	Investment Technology Group Inc (a)	8,953	128
Valassis Communications Inc (a)	5,000	170
			JMP Group Inc	1,198	7
Viad Corp	1,514	29	Knight Capital Group Inc (a)	20,220	251
Volt Information Sciences Inc (a)	87	1	LaBranche & Co Inc (a)	24,100	94
	$ 5,168		Marlin Business Services Corp (a)	2,347	28
Computers - 1.16%			MF Global Holdings Ltd (a)	5,159	37
Agilysys Inc (a)	1,263	8	National Financial Partners Corp (a)	43,279	549
CACI International Inc (a)	1,629	74	Nelnet Inc	19,162	438
Ciber Inc (a)	26,565	80	Ocwen Financial Corp (a)	19,355	196
Computer Task Group Inc (a)	418	3	Oppenheimer Holdings Inc	2,392	67
Cray Inc (a)	1,727	11	Penson Worldwide Inc (a)	24,200	121
DST Systems Inc	3,000	134	Piper Jaffray Cos (a)	855	25
Electronics for Imaging Inc (a)	2,367	29	Sanders Morris Harris Group Inc	6,365	36
Hutchinson Technology Inc (a)	2,056	7	Stifel Financial Corp (a)	292	13
Imation Corp (a)	10,124	95	Virtus Investment Partners Inc (a)	170	5
Insight Enterprises Inc (a)	18,645	292	World Acceptance Corp (a)	19,381	856
Integral Systems Inc/MD (a)	1,407	10		$ 3,808
Mentor Graphics Corp (a)	3,019	32
Mercury Computer Systems Inc (a)	7,300	88	Electric - 3.50%
Netscout Systems Inc (a)	3,000	62	Allete Inc	1,542	56
Quantum Corp (a)	1,812	4	Avista Corp	10,526	220
Radisys Corp (a)	2,761	26	Black Hills Corp	1,940	60
RealD Inc (a)	1,900	35	Central Vermont Public Service Corp	2,900	58
Rimage Corp (a)	792	13	CH Energy Group Inc	753	33
			Cleco Corp	16,273	483
SMART Modular Technologies WWH Inc (a)	32,370	195	Dynegy Inc (a)	5,103	25
SRA International Inc (a)	13,045	257	El Paso Electric Co (a)	26,962	641
SYKES Enterprises Inc (a)	2,083	28
Tier Technologies Inc (a)	616	3	Empire District Electric Co/The	2,003	40
Unisys Corp (a)	1,470	41	IDACORP Inc	25,702	924
Virtusa Corp (a)	2,031	20	MGE Energy Inc	4,400	175
			NorthWestern Corp	2,173	62
	$ 1,547		Otter Tail Corp	1,684	34
Consumer Products - 1.45%			PNM Resources Inc	32,541	370
ACCO Brands Corp (a)	13,895	80	Portland General Electric Co	18,440	374
American Greetings Corp	18,245	339	UIL Holdings Corp	5,202	147
Blyth Inc	347	14	Unisource Energy Corp	16,558	553
Central Garden and Pet Co (a)	5,700	59	Westar Energy Inc	17,600	426
Central Garden and Pet Co - A Shares (a)	20,554	213		$ 4,681
CSS Industries Inc	638	11	Electrical Components & Equipment - 0.96%
Ennis Inc	1,175	21	Advanced Battery Technologies Inc (a)	1,753	6
Helen of Troy Ltd (a)	28,636	724	Advanced Energy Industries Inc (a)	1,142	15
Jarden Corp	1,465	46	Belden Inc	1,400	37
Kid Brands Inc (a)	12,681	109
			Encore Wire Corp	868	18
Oil-Dri Corp of America	431	9	EnerSys (a)	16,277	406
Prestige Brands Holdings Inc (a)	21,104	209	General Cable Corp (a)	2,300	63
See accompanying notes.			147

Schedule of Investments
SmallCap Value Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electrical Components & Equipment (continued)			Environmental Control (continued)
GrafTech International Ltd (a)	22,200 $	347	Met-Pro Corp	1,198 $	12
Graham Corp	5,300	82		$ 115
Insteel Industries Inc	8,269	74	Food - 1.38%
Littelfuse Inc (a)	4,667	204	B&G Foods Inc	9,307	102
Powell Industries Inc (a)	774	24	Cal-Maine Foods Inc	3,006	87
	$ 1,276		Chiquita Brands International Inc (a)	15,035	199
Electronics - 1.54%			Dole Food Co Inc (a)	14,473	132
Analogic Corp	4,220	189	Fresh Del Monte Produce Inc (a)	13,254	288
Benchmark Electronics Inc (a)	9,559	156	Hain Celestial Group Inc (a)	2,338	56
Brady Corp	2,805	82	Ingles Markets Inc	1,061	18
Checkpoint Systems Inc (a)	5,563	113	J&J Snack Foods Corp	79	3
Cogent Inc (a)	1,940	21	M&F Worldwide Corp (a)	5,563	135
Coherent Inc (a)	401	16	Nash Finch Co	5,415	230
CTS Corp	8,550	82	Pilgrim's Pride Corp (a)	2,403	14
Cymer Inc (a)	1,283	48	Ruddick Corp	1,037	36
Daktronics Inc	2,403	24	Sanderson Farms Inc	213	9
DDi Corp	900	8	Seaboard Corp	26	46
Electro Scientific Industries Inc (a)	9,525	106	Seneca Foods Corp (a)	668	18
FEI Co (a)	6,376	125	Spartan Stores Inc	17,280	251
ICx Technologies Inc (a)	934	7	TreeHouse Foods Inc (a)	3,803	175
L-1 Identity Solutions Inc (a)	3,820	45	Village Super Market Inc	271	8
LaBarge Inc (a)	272	3	Weis Markets Inc	532	21
Measurement Specialties Inc (a)	1,201	22	Winn-Dixie Stores Inc (a)	2,587	18
Methode Electronics Inc	1,363	12		$ 1,846
Multi-Fineline Electronix Inc (a)	115	2	Forest Products & Paper - 1.38%
Newport Corp (a)	2,022	23	Boise Inc (a)	67,247	437
OSI Systems Inc (a)	373	14	Buckeye Technologies Inc	26,716	393
Park Electrochemical Corp	638	17	Cellu Tissue Holdings Inc (a)	173	2
Rofin-Sinar Technologies Inc (a)	988	25	Clearwater Paper Corp (a)	267	20
Rogers Corp (a)	657	21	Domtar Corp	2,000	129
Sanmina-SCI Corp (a)	4,600	56	KapStone Paper and Packaging Corp (a)	17,624	214
Spectrum Control Inc (a)	4,994	73	Neenah Paper Inc	12,341	188
TTM Technologies Inc (a)	18,754	184	PH Glatfelter Co	13,178	160
Vishay Intertechnology Inc (a)	16,700	162	Potlatch Corp	1,155	39
Watts Water Technologies Inc	11,923	406	Schweitzer-Mauduit International Inc	900	52
X-Rite Inc (a)	2,273	9	Wausau Paper Corp (a)	24,778	206
Zygo Corp (a)	1,248	12		$ 1,840
	$ 2,063		Gas - 2.34%
Energy - Alternate Sources - 0.02%			Chesapeake Utilities Corp	2,667	97
Green Plains Renewable Energy Inc (a)	1,415	17	Laclede Group Inc/The	1,044	36
REX American Resources Corp (a)	598	9	New Jersey Resources Corp	13,906	546
	$ 26		Nicor Inc	2,816	129
Engineering & Contruction - 0.74%			Northwest Natural Gas Co	1,308	62
Argan Inc (a)	561	5	Piedmont Natural Gas Co Inc	3,531	102
Dycom Industries Inc (a)	2,151	21	South Jersey Industries Inc	5,523	274
EMCOR Group Inc (a)	27,293	671	Southwest Gas Corp	27,843	935
Granite Construction Inc	1,736	39	WGL Holdings Inc	25,112	948
Insituform Technologies Inc (a)	481	12		$ 3,129
Layne Christensen Co (a)	1,078	28	Hand & Machine Tools - 0.27%
MasTec Inc (a)	11,145	115	Baldor Electric Co	246	10
Michael Baker Corp (a)	613	20	Franklin Electric Co Inc	160	5
MYR Group Inc/Delaware (a)	1,434	23	Regal-Beloit Corp	5,700	335
Sterling Construction Co Inc (a)	1,415	18	Thermadyne Holdings Corp (a)	693	10
Tutor Perini Corp (a)	1,522	31		$ 360
VSE Corp	186	7	Healthcare - Products - 0.97%
	$ 990		Affymetrix Inc (a)	3,152	14
Entertainment - 0.31%			Angiodynamics Inc (a)	1,480	23
Ascent Media Corp (a)	664	18	Cantel Medical Corp	7,122	115
Bluegreen Corp (a)	1,254	3	CardioNet Inc (a)	1,597	7
Churchill Downs Inc	457	16	CONMED Corp (a)	1,540	35
Cinemark Holdings Inc	3,205	52	CryoLife Inc (a)	2,271	14
Isle of Capri Casinos Inc (a)	28,478	204	Cutera Inc (a)	1,118	9
Pinnacle Entertainment Inc (a)	2,832	32	Cynosure Inc (a)	823	8
Scientific Games Corp (a)	1,602	15	Exactech Inc (a)	239	4
Vail Resorts Inc (a)	1,789	67	GenMark Diagnostics Inc (a)	7,700	26
	$ 407		Greatbatch Inc (a)	16,108	373
Environmental Control - 0.09%			Hanger Orthopedic Group Inc (a)	1,106	16
Darling International Inc (a)	1,842	16	ICU Medical Inc (a)	454	17
EnergySolutions Inc	5,076	26	Invacare Corp	13,749	364
Metalico Inc (a)	16,000	61	Medical Action Industries Inc (a)	9,054	82
			Palomar Medical Technologies Inc (a)	692	7
See accompanying notes.			148

Schedule of Investments
SmallCap Value Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Insurance (continued)
STERIS Corp	2,766 $	92	Aspen Insurance Holdings Ltd	14,050 $	426
Symmetry Medical Inc (a)	4,731	46	Assured Guaranty Ltd	16,100	275
TomoTherapy Inc (a)	2,737	10	Baldwin & Lyons Inc	690	18
Vital Images Inc (a)	345	5	Citizens Inc/TX (a)	3,205	22
Wright Medical Group Inc (a)	1,254	18	CNA Surety Corp (a)	1,016	18
Young Innovations Inc	320	9	CNO Financial Group Inc (a)	40,322	223
	$ 1,294		Delphi Financial Group Inc	31,198	779
Healthcare - Services - 2.80%			Donegal Group Inc	970	13
Allied Healthcare International Inc (a)	3,083	8	EMC Insurance Group Inc	406	9
American Dental Partners Inc (a)	1,308	16	Employers Holdings Inc	2,394	38
AMERIGROUP Corp (a)	12,264	521	Enstar Group Ltd (a)	394	29
Amsurg Corp (a)	5,459	95	FBL Financial Group Inc	774	20
Assisted Living Concepts Inc (a)	823	25	First American Financial Corp	5,583	83
Capital Senior Living Corp (a)	2,370	13	First Mercury Financial Corp	8,154	83
Centene Corp (a)	5,478	129	Flagstone Reinsurance Holdings SA	10,964	116
Continucare Corp (a)	14,697	62	FPIC Insurance Group Inc (a)	559	20
Five Star Quality Care Inc (a)	18,778	95	Global Indemnity PLC (a)	1,184	19
Gentiva Health Services Inc (a)	9,995	218	Greenlight Capital Re Ltd (a)	1,383	35
Healthsouth Corp (a)	5,800	111	Hallmark Financial Services (a)	4,715	41
Healthspring Inc (a)	26,011	672	Harleysville Group Inc	642	21
Healthways Inc (a)	1,949	23	Hilltop Holdings Inc (a)	1,894	18
Kindred Healthcare Inc (a)	21,307	277	Horace Mann Educators Corp	10,586	189
Magellan Health Services Inc (a)	14,396	679	Infinity Property & Casualty Corp	763	37
Molina Healthcare Inc (a)	481	13	Kansas City Life Insurance Co	345	11
National Healthcare Corp	507	19	Maiden Holdings Ltd	2,766	21
NovaMed Inc (a)	1	—	Meadowbrook Insurance Group Inc	17,414	156
Psychiatric Solutions Inc (a)	835	28	MGIC Investment Corp (a)	21,865	202
RehabCare Group Inc (a)	10,586	214	Montpelier Re Holdings Ltd ADR	26,185	454
Res-Care Inc (a)	1,249	17	National Interstate Corp	510	11
Select Medical Holdings Corp (a)	2,469	19	National Western Life Insurance Co	126	18
Skilled Healthcare Group Inc (a)	13,700	54	Navigators Group Inc/The (a)	2,091	93
Sun Healthcare Group Inc (a)	4,225	36	NYMAGIC Inc	1,806	46
Triple-S Management Corp (a)	19,453	328	Platinum Underwriters Holdings Ltd	22,497	979
US Physical Therapy Inc (a)	58	1	PMA Capital Corp (a)	10,537	80
WellCare Health Plans Inc (a)	2,074	60	PMI Group Inc/The (a)	41,006	150
	$ 3,733		Primerica Inc	1,362	28
Holding Companies - Diversified - 0.03%			ProAssurance Corp (a)	3,263	188
Compass Diversified Holdings	1,462	24	Protective Life Corp	1,600	35
Primoris Services Corp	1,576	10	Radian Group Inc	37,599	294
	$ 34		RLI Corp	1,041	59
Home Builders - 0.17%			Safety Insurance Group Inc	720	30
Beazer Homes USA Inc (a)	4,221	17	Selective Insurance Group Inc	12,246	199
Brookfield Homes Corp (a)	3,049	25	StanCorp Financial Group Inc	4,200	160
Meritage Homes Corp (a)	1,485	29	State Auto Financial Corp	1,208	18
Ryland Group Inc	2,222	40	Tower Group Inc	2,246	52
Standard Pacific Corp (a)	27,441	109	United Fire & Casualty Co	1,283	27
	$ 220		Unitrin Inc	3,700	90
Home Furnishings - 0.28%			Universal American Corp/NY	1,816	27
Audiovox Corp (a)	1,423	10	Universal Insurance Holdings Inc	1,522	7
Furniture Brands International Inc (a)	3,793	20		$ 7,900
Hooker Furniture Corp	2,695	31	Internet - 0.75%
Kimball International Inc	2,671	15	1-800-Flowers.com Inc (a)	2,069	4
La-Z-Boy Inc (a)	15,044	127	BroadSoft Inc (a)	10,100	87
Sealy Corp (a)	3,176	8	Digital River Inc (a)	1,736	59
Select Comfort Corp (a)	22,520	153	Earthlink Inc	16,305	148
Universal Electronics Inc (a)	747	16	ePlus Inc (a)	319	7
		$ 380	Infospace Inc (a)	2,751	24
			Internap Network Services Corp (a)	4,253	21
Housewares - 0.08%			Internet Brands Inc (a)	1,949	26
Libbey Inc (a)	1,415	19	Internet Capital Group Inc (a)	1,976	22
Lifetime Brands Inc (a)	5,900	89	IntraLinks Holdings Inc (a)	6,300	106
	$ 108		j2 Global Communications Inc (a)	800	19
Insurance - 5.91%			ModusLink Global Solutions Inc (a)	9,792	62
Alterra Capital Holdings Ltd	15,003	299	Online Resources Corp (a)	1,549	7
American Equity Investment Life Holding Co	70,327	720	Perficient Inc (a)	637	6
American Physicians Capital Inc	3,718	154	S1 Corp (a)	3,018	16
American Physicians Service Group Inc	535	17	SciQuest Inc (a)	4,000	48
American Safety Insurance Holdings Ltd (a)	6,508	106	TeleCommunication Systems Inc (a)	2,350	9
Amerisafe Inc (a)	19,773	371	TIBCO Software Inc (a)	4,400	78
Amtrust Financial Services Inc	11,500	167	United Online Inc	31,508	180
Argo Group International Holdings Ltd	2,852	99	ValueClick Inc (a)	5,076	67
See accompanying notes.			149

Schedule of Investments
SmallCap Value Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Media (continued)
VASCO Data Security International Inc (a)	572 $	4	Journal Communications Inc (a)	26,859 $	121
	$ 1,000		LIN TV Corp (a)	2,324	10
Investment Companies - 1.27%			LodgeNet Interactive Corp (a)	53,222	149
American Capital Ltd (a)	55,661	324	Mediacom Communications Corp (a)	3,401	22
Apollo Investment Corp	9,531	98	New York Times Co/The (a)	20,100	156
Arlington Asset Investment Corp	587	14	Nexstar Broadcasting Group Inc (a)	805	4
BlackRock Kelso Capital Corp	8,940	103	Playboy Enterprises Inc (a)	542	3
Capital Southwest Corp	246	22	Primedia Inc	19,511	74
Fifth Street Finance Corp	2,591	29	Radio One Inc (a)	2,962	3
Gladstone Capital Corp	4,700	53	Scholastic Corp	17,536	488
Golub Capital BDC Inc	640	10	Sinclair Broadcast Group Inc (a)	44,688	314
Hercules Technology Growth Capital Inc	9,816	99	World Wrestling Entertainment Inc	7,706	107
Main Street Capital Corp	1,275	20		$ 1,649
MCG Capital Corp	35,196	205	Metal Fabrication & Hardware - 1.03%
NGP Capital Resources Co	1,851	17	Ampco-Pittsburgh Corp	665	16
PennantPark Investment Corp	1,790	19	CIRCOR International Inc	3,496	110
Prospect Capital Corp	60,786	590	Haynes International Inc	532	19
Solar Capital Ltd	388	8	Kaydon Corp	7,800	270
TICC Capital Corp	6,367	66	Ladish Co Inc (a)	867	27
Triangle Capital Corp	1,065	17	Lawson Products Inc/DE	326	5
	$ 1,694		LB Foster Co (a)	587	17
Iron & Steel - 0.05%			Mueller Industries Inc	4,070	108
Metals USA Holdings Corp (a)	4,500	58	Olympic Steel Inc	10,400	239
Universal Stainless & Alloy (a)	567	14	RTI International Metals Inc (a)	1,309	40
	$ 72		Worthington Industries Inc	35,056	527
Leisure Products & Services - 0.04%				$ 1,378
Arctic Cat Inc (a)	1,068	11	Mining - 0.72%
Callaway Golf Co	3,083	21	Brush Engineered Materials Inc (a)	974	28
Johnson Outdoors Inc (a)	373	5	Century Aluminum Co (a)	3,179	42
Life Time Fitness Inc (a)	401	16	Coeur d'Alene Mines Corp (a)	9,987	198
Multimedia Games Inc (a)	1,636	6	Compass Minerals International Inc	1,300	100
	$ 59		Hecla Mining Co (a)	16,550	105
Lodging - 0.11%			Horsehead Holding Corp (a)	2,082	20
Boyd Gaming Corp (a)	3,045	22	Kaiser Aluminum Corp	878	37
Gaylord Entertainment Co (a)	1,704	52	Royal Gold Inc	2,400	120
Marcus Corp	1,727	21	Stillwater Mining Co (a)	10,700	180
Monarch Casino & Resort Inc (a)	561	6	Thompson Creek Metals Co Inc (a)	7,218	78
Orient-Express Hotels Ltd (a)	4,334	48	USEC Inc (a)	10,750	56
	$ 149			$ 964
Machinery - Construction & Mining - 0.02%			Miscellaneous Manufacturing - 1.75%
Astec Industries Inc (a)	1,110	32	Acuity Brands Inc	6,300	279
			American Railcar Industries Inc (a)	769	12
Machinery - Diversified - 1.08%			Ameron International Corp	432	29
Alamo Group Inc	505	11	AO Smith Corp	12,233	709
Albany International Corp	1,282	24	AZZ Inc	73	3
Altra Holdings Inc (a)	5,800	85	Barnes Group Inc	19,435	342
Applied Industrial Technologies Inc	19,450	595	Brink's Co/The	641	15
Briggs & Stratton Corp	12,496	238	Ceradyne Inc (a)	4,864	113
Cascade Corp	700	22	CLARCOR Inc	294	11
Chart Industries Inc (a)	1,409	29	EnPro Industries Inc (a)	13,094	410
Columbus McKinnon Corp/NY (a)	1,900	31	ESCO Technologies Inc	1,308	43
Gerber Scientific Inc (a)	2,217	14	Federal Signal Corp	3,098	17
Intermec Inc (a)	1,736	21	FreightCar America Inc	587	14
Intevac Inc (a)	1,160	12	GP Strategies Corp (a)	6,508	59
Kadant Inc (a)	5,001	94	Griffon Corp (a)	2,393	29
Manitowoc Co Inc/The	14,500	176	Hexcel Corp (a)	854	15
NACCO Industries Inc	26	2	Koppers Holdings Inc	2,500	67
Robbins & Myers Inc	1,329	36	Lydall Inc (a)	1,495	11
Tecumseh Products Co (a)	1,567	18	Myers Industries Inc	4,800	41
Tennant Co	800	25	NL Industries Inc	398	4
Twin Disc Inc	712	10	Portec Rail Products Inc	500	6
	$ 1,443		Standex International Corp	3,163	77
Media - 1.23%			Tredegar Corp	1,111	21
AH Belo Corp (a)	1,576	11	Trimas Corp (a)	600	9
Courier Corp	843	12		$ 2,336
Crown Media Holdings Inc (a)	5,327	13	Office Furnishings - 0.11%
Dex One Corp (a)	2,644	32	Knoll Inc	8,000	124
Dolan Co/The (a)	9,395	107	Steelcase Inc	3,426	29
Entercom Communications Corp (a)	373	3		$ 153
EW Scripps Co (a)	2,520	20	Oil & Gas - 3.14%
			Abraxas Petroleum Corp (a)	3,640	10
See accompanying notes.			150

Schedule of Investments
SmallCap Value Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Approach Resources Inc (a)	1,110 $	13	Pharmasset Inc (a)	1,200 $	35
ATP Oil & Gas Corp (a)	2,197	30	PharMerica Corp (a)	21,250	203
Berry Petroleum Co	8,689	276	Schiff Nutrition International Inc	872	7
Bill Barrett Corp (a)	2,617	94	Viropharma Inc (a)	4,435	66
BPZ Resources Inc (a)	3,686	14	XenoPort Inc (a)	1,300	9
Brigham Exploration Co (a)	6,400	120		$ 1,535
Clayton Williams Energy Inc (a)	100	5	Pipelines - 0.01%
Contango Oil & Gas Co (a)	346	17	Crosstex Energy Inc	2,271	18
CVR Energy Inc (a)	50,171	414
Energy Partners Ltd (a)	6,542	78	Publicly Traded Investment Fund - 0.01%
EXCO Resources Inc	18,300	272	THL Credit Inc	765	9
Georesources Inc (a)	1,148	18
Goodrich Petroleum Corp (a)	1,201	18	Real Estate - 0.05%
Gulfport Energy Corp (a)	53,800	744	Forestar Group Inc (a)	1,777	30
Harvest Natural Resources Inc (a)	2,838	30	HFF Inc (a)	613	6
Parker Drilling Co (a)	6,357	28	Retail Opportunity Investments Corp	2,083	20
Penn Virginia Corp	2,259	36	Terreno Realty Corp (a)	771	14
Petroleum Development Corp (a)	1,048	29		$ 70
Petroquest Energy Inc (a)	55,729	340	REITS - 12.14%
Pioneer Drilling Co (a)	2,698	17	Acadia Realty Trust	4,242	81
Resolute Energy Corp (a)	1,709	19	Agree Realty Corp	712	18
Rex Energy Corp (a)	1,328	17	Alexander's Inc	53	17
Rosetta Resources Inc (a)	8,902	209	American Campus Communities Inc	6,732	205
Stone Energy Corp (a)	29,528	435	American Capital Agency Corp	7,722	205
Swift Energy Co (a)	19,317	542	Anworth Mortgage Asset Corp	60,873	434
Vaalco Energy Inc (a)	26,601	153	Ashford Hospitality Trust Inc (a)	51,974	471
Venoco Inc (a)	1,307	26	Associated Estates Realty Corp	2,910	41
W&T Offshore Inc	9,423	100	BioMed Realty Trust Inc	34,589	620
Warren Resources Inc (a)	22,636	90	Brandywine Realty Trust	22,100	271
	$ 4,194		CapLease Inc	15,381	86
Oil & Gas Services - 1.73%			Capstead Mortgage Corp	3,558	39
Cal Dive International Inc (a)	86,630	473	CBL & Associates Properties Inc	50,472	659
Complete Production Services Inc (a)	13,468	275	Cedar Shopping Centers Inc	2,711	16
Global Geophysical Services Inc (a)	3,100	22	Chatham Lodging Trust	747	14
Global Industries Ltd (a)	20,959	115	Cogdell Spencer Inc	2,137	14
Gulf Island Fabrication Inc	1,254	23	Colonial Properties Trust	14,779	240
Halliburton Co	22	1	CommonWealth REIT	8,700	223
Helix Energy Solutions Group Inc (a)	5,136	57	Cousins Properties Inc	4,494	32
Hornbeck Offshore Services Inc (a)	1,261	24	Cypress Sharpridge Investments Inc	1,234	16
ION Geophysical Corp (a)	40,200	207	DCT Industrial Trust Inc	43,770	210
Key Energy Services Inc (a)	5,847	56	Developers Diversified Realty Corp	9,500	107
Lufkin Industries Inc	2,800	123	DiamondRock Hospitality Co	33,995	322
Matrix Service Co (a)	18,949	166	Douglas Emmett Inc	2,500	44
Natural Gas Services Group Inc (a)	919	13	DuPont Fabros Technology Inc	1,530	38
Newpark Resources Inc (a)	13,744	116	Dynex Capital Inc	1,171	13
OYO Geospace Corp (a)	29	2	EastGroup Properties Inc	4,147	155
RPC Inc	3,762	80	Education Realty Trust Inc	11,935	85
T-3 Energy Services Inc (a)	3,491	91	Entertainment Properties Trust	13,896	600
Tesco Corp (a)	1,495	18	Equity Lifestyle Properties Inc	4,401	239
Tetra Technologies Inc (a)	41,954	428	Equity One Inc	1,952	33
Willbros Group Inc (a)	2,365	22	Excel Trust Inc	1,308	15
	$ 2,312		Extra Space Storage Inc	11,068	177
Packaging & Containers - 0.63%			FelCor Lodging Trust Inc (a)	16,200	75
Graham Packaging Co Inc (a)	2,784	33	First Industrial Realty Trust Inc (a)	112,436	570
Graphic Packaging Holding Co (a)	6,402	21	First Potomac Realty Trust	10,299	154
Rock-Tenn Co	9,349	466	Franklin Street Properties Corp	3,407	42
Silgan Holdings Inc	9,956	316	Getty Realty Corp	690	19
	$ 836		Gladstone Commercial Corp	709	12
Pharmaceuticals - 1.15%			Glimcher Realty Trust	31,828	196
Alkermes Inc (a)	3,393	50	Government Properties Income Trust	1,674	45
Cadence Pharmaceuticals Inc (a)	2,200	18	Hatteras Financial Corp	1,808	51
Caraco Pharmaceutical Laboratories Ltd (a)	664	4	Healthcare Realty Trust Inc	3,703	87
Cornerstone Therapeutics Inc (a)	665	5	Hersha Hospitality Trust	36,317	188
Cypress Bioscience Inc (a)	2,869	11	Highwoods Properties Inc	5,235	170
Hi-Tech Pharmacal Co Inc (a)	7,700	156	Home Properties Inc	3,115	165
Impax Laboratories Inc (a)	587	12	Inland Real Estate Corp	12,468	103
Medicis Pharmaceutical Corp	3,419	101	Invesco Mortgage Capital Inc	6,681	144
Nabi Biopharmaceuticals (a)	12,000	58	Investors Real Estate Trust	3,740	31
Nutraceutical International Corp (a)	4,741	74	iStar Financial Inc (a)	4,490	14
Obagi Medical Products Inc (a)	6,000	63	Kilroy Realty Corp	2,684	89
Par Pharmaceutical Cos Inc (a)	22,803	663	LaSalle Hotel Properties	28,248	660
See accompanying notes.			151

Schedule of Investments
SmallCap Value Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Lexington Realty Trust	108,574 $	777	JOS A Bank Clothiers Inc (a)	7,050 $	300
LTC Properties Inc	10,075	258	Kenneth Cole Productions Inc (a)	6,229	103
Medical Properties Trust Inc	29,893	303	MarineMax Inc (a)	15,123	106
MFA Financial Inc	66,656	508	Men's Wearhouse Inc	2,964	70
Mid-America Apartment Communities Inc	4,270	249	O'Charleys Inc (a)	1,460	10
Mission West Properties Inc	1,484	10	OfficeMax Inc (a)	3,045	40
Monmouth Real Estate Investment Corp	2,198	17	Pantry Inc/The (a)	4,241	102
MPG Office Trust Inc (a)	26,900	67	Papa John's International Inc (a)	328	9
National Health Investors Inc	3,701	163	PC Connection Inc (a)	814	6
National Retail Properties Inc	36,247	910	Penske Automotive Group Inc (a)	1,362	18
Omega Healthcare Investors Inc	27,343	614	PEP Boys-Manny Moe & Jack	2,605	28
One Liberty Properties Inc	747	12	Red Robin Gourmet Burgers Inc (a)	988	19
Parkway Properties Inc/Md	26,801	397	Regis Corp	3,270	63
Pebblebrook Hotel Trust (a)	4,433	80	Rite Aid Corp (a)	25,596	24
Pennsylvania Real Estate Investment Trust	34,138	404	Ruby Tuesday Inc (a)	25,553	303
Pennymac Mortgage Investment Trust	814	15	Rush Enterprises Inc - Class A (a)	4,216	65
Post Properties Inc	2,948	82	Ruth's Hospitality Group Inc (a)	5,942	24
PS Business Parks Inc	7,320	414	Saks Inc (a)	7,640	66
Ramco-Gershenson Properties Trust	11,496	123	Sally Beauty Holdings Inc (a)	775	9
Redwood Trust Inc	19,673	284	Shoe Carnival Inc (a)	735	15
Resource Capital Corp	11,800	75	Sonic Automotive Inc (a)	26,519	261
Saul Centers Inc	2,901	121	Stage Stores Inc	10,307	134
Senior Housing Properties Trust	21,600	508	Stein Mart Inc (a)	1,415	12
Sovran Self Storage Inc	1,674	63	Steinway Musical Instruments Inc (a)	558	10
Starwood Property Trust Inc	2,377	47	Systemax Inc	173	2
Strategic Hotels & Resorts Inc (a)	54,362	230	Talbots Inc (a)	774	10
Sun Communities Inc	6,695	206	Tuesday Morning Corp (a)	2,477	12
Sunstone Hotel Investors Inc (a)	35,811	326	West Marine Inc (a)	1,185	12
Tanger Factory Outlet Centers	988	47	Wet Seal Inc/The (a)	2,403	8
Universal Health Realty Income Trust	469	16	World Fuel Services Corp	10,130	264
Urstadt Biddle Properties Inc	1,132	20		$ 6,226
U-Store-It Trust	24,396	204	Savings & Loans - 1.95%
Walter Investment Management Corp	1,281	22	Astoria Financial Corp	4,247	58
Washington Real Estate Investment Trust	2,763	88	B of I Holding Inc (a)	613	7
	$ 16,215		Beneficial Mutual Bancorp Inc (a)	1,788	16
Retail - 4.66%			Berkshire Hills Bancorp Inc	5,009	95
99 Cents Only Stores (a)	458	9	Brookline Bancorp Inc	41,893	418
AFC Enterprises Inc (a)	401	5	Danvers Bancorp Inc	1,069	16
America's Car-Mart Inc (a)	328	8	Dime Community Bancshares Inc	12,448	172
Barnes & Noble Inc	1,901	31	ESB Financial Corp	757	11
Biglari Holdings Inc (a)	79	26	ESSA Bancorp Inc	1,279	15
Bob Evans Farms Inc	4,890	137	First Niagara Financial Group Inc	19,946	232
Bon-Ton Stores Inc/The (a)	667	7	Flushing Financial Corp	5,359	62
Books-A-Million Inc	597	4	Fox Chase Bancorp Inc (a)	512	5
Brown Shoe Co Inc	7,152	82	Home Bancorp Inc (a)	733	10
Buckle Inc/The	175	5	Investors Bancorp Inc (a)	2,345	28
Build-A-Bear Workshop Inc (a)	1,522	9	K-Fed Bancorp	373	3
Cabela's Inc (a)	29,903	568	Meridian Interstate Bancorp Inc (a)	817	9
Casey's General Stores Inc	1,801	75	NASB Financial Inc	300	5
Cash America International Inc	20,622	721	NewAlliance Bancshares Inc	33,079	417
Cato Corp/The	1,400	37	Northfield Bancorp Inc	1,530	17
CEC Entertainment Inc (a)	2,700	93	Northwest Bancshares Inc	27,658	309
Charming Shoppes Inc (a)	5,973	21	OceanFirst Financial Corp	5,399	67
Childrens Place Retail Stores Inc/The (a)	239	12	Oritani Financial Corp	2,172	22
Collective Brands Inc (a)	12,949	209	Provident Financial Services Inc	34,546	427
Conn's Inc (a)	823	4	Provident New York Bancorp	2,217	19
Cracker Barrel Old Country Store Inc	160	8	Rockville Financial Inc	691	8
Dillard's Inc	19,592	463	Roma Financial Corp	691	7
Domino's Pizza Inc (a)	26,009	343	Territorial Bancorp Inc	1,065	18
Dress Barn Inc (a)	321	8	United Financial Bancorp Inc	1,469	20
DSW Inc (a)	10,300	296	ViewPoint Financial Group	798	7
Ezcorp Inc (a)	293	6	WSFS Financial Corp	2,700	101
Finish Line Inc/The	25,003	348		$ 2,601
Fred's Inc	2,217	26	Semiconductors - 2.24%
Gaiam Inc	1,347	9	Actel Corp (a)	801	13
Genesco Inc (a)	4,710	141	Alpha & Omega Semiconductor Ltd (a)	4,100	47
Group 1 Automotive Inc (a)	957	29	Amkor Technology Inc (a)	11,900	78
Gymboree Corp (a)	2,300	95	ATMI Inc (a)	1,683	25
Haverty Furniture Cos Inc	6,784	74	AXT Inc (a)	1,602	11
Jack in the Box Inc (a)	345	7	Brooks Automation Inc (a)	2,296	15
Jo-Ann Stores Inc (a)	4,600	205	Cabot Microelectronics Corp (a)	1,042	33
See accompanying notes.			152

Schedule of Investments
SmallCap Value Account I
September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Telecommunications (continued)
Cohu Inc	1,683 $	21	Extreme Networks (a)	5,718 $	18
DSP Group Inc (a)	1,966	14	General Communication Inc (a)	2,618	26
Emulex Corp (a)	4,595	48	Global Crossing Ltd (a)	1,041	13
Entegris Inc (a)	26,343	123	Globecomm Systems Inc (a)	1,739	15
Fairchild Semiconductor International Inc (a)	24,900	234	Harmonic Inc (a)	4,354	30
FormFactor Inc (a)	2,484	21	Hughes Communications Inc (a)	293	8
GSI Technology Inc (a)	518	3	IDT Corp - Class B (a)	1,228	22
Integrated Device Technology Inc (a)	3,552	21	InterDigital Inc (a)	10,300	305
Integrated Silicon Solution Inc (a)	29,200	251	Iridium Communications Inc (a)	1,869	16
IXYS Corp (a)	5,674	54	Knology Inc (a)	258	3
Kopin Corp (a)	3,633	13	Neutral Tandem Inc (a)	6,000	72
Kulicke & Soffa Industries Inc (a)	27,600	171	Novatel Wireless Inc (a)	2,457	19
Lattice Semiconductor Corp (a)	21,000	100	Oplink Communications Inc (a)	6,922	137
Microsemi Corp (a)	2,911	50	PAETEC Holding Corp (a)	3,499	14
MKS Instruments Inc (a)	24,757	445	Plantronics Inc	14,100	477
Pericom Semiconductor Corp (a)	2,123	18	Polycom Inc (a)	1,100	30
Photronics Inc (a)	25,358	135	Powerwave Technologies Inc (a)	11,098	20
PMC - Sierra Inc (a)	17,400	128	Premiere Global Services Inc (a)	83,412	590
Richardson Electronics Ltd/United States	908	9	RF Micro Devices Inc (a)	7,100	44
Semtech Corp (a)	3,900	79	Sonus Networks Inc (a)	3,206	11
Sigma Designs Inc (a)	11,658	134	Sycamore Networks Inc	920	30
Skyworks Solutions Inc (a)	25,100	519	Symmetricom Inc (a)	10,762	62
Standard Microsystems Corp (a)	878	20	Syniverse Holdings Inc (a)	3,200	73
Tessera Technologies Inc (a)	1,201	22	Tekelec (a)	9,466	123
Ultratech Inc (a)	400	7	Tessco Technologies Inc	201	3
Veeco Instruments Inc (a)	3,100	108	USA Mobility Inc	8,827	141
Zoran Corp (a)	2,618	20	UTStarcom Inc (a)	9,938	22
	$ 2,990		ViaSat Inc (a)	1,041	43
Software - 2.04%			Vonage Holdings Corp (a)	5,432	14
Accelrys Inc (a)	2,263	16		$ 3,898
Aspen Technology Inc (a)	8,600	89	Textiles - 0.21%
Avid Technology Inc (a)	1,442	19	G&K Services Inc	6,425	147
Bowne & Co Inc	850	10	Unifirst Corp/MA	2,900	128
CDC Corp (a)	2,542	11		$ 275
CSG Systems International Inc (a)	15,737	287	Toys, Games & Hobbies - 0.38%
Deltek Inc (a)	69	1	Jakks Pacific Inc (a)	22,610	398
Digi International Inc (a)	1,842	17	Leapfrog Enterprises Inc (a)	518	3
DivX Inc (a)	1,650	16	RC2 Corp (a)	5,185	109
Dynavox Inc (a)	5,018	41		$ 510
Epicor Software Corp (a)	1,657	14	Transportation - 2.46%
EPIQ Systems Inc	7,989	98	Air Transport Services Group Inc (a)	21,000	128
Fair Isaac Corp	2,392	59	Arkansas Best Corp	1,201	29
JDA Software Group Inc (a)	29,563	750	Atlas Air Worldwide Holdings Inc (a)	13,769	693
Mantech International Corp (a)	1,460	57	Bristow Group Inc (a)	2,110	76
Omnicell Inc (a)	7,700	101	CAI International Inc (a)	6,531	99
Progress Software Corp (a)	2,000	66	DHT Holdings Inc	18,676	77
Quest Software Inc (a)	3,981	98	Dynamex Inc (a)	252	4
Schawk Inc	7,444	138	Eagle Bulk Shipping Inc (a)	3,098	16
Seachange International Inc (a)	1,263	9	Excel Maritime Carriers Ltd (a)	81,974	461
Smith Micro Software Inc (a)	920	9	Genco Shipping & Trading Ltd (a)	1,408	22
SYNNEX Corp (a)	8,681	244	General Maritime Corp	4,517	22
Take-Two Interactive Software Inc (a)	29,146	296	Golar LNG Ltd	2,003	25
VeriFone Systems Inc (a)	8,900	276	Gulfmark Offshore Inc (a)	10,735	330
	$ 2,722		Heartland Express Inc	6,000	89
Storage & Warehousing - 0.02%			Horizon Lines Inc	33,436	141
Mobile Mini Inc (a)	1,816	28	Knight Transportation Inc	1,200	23
			Knightsbridge Tankers Ltd	5,555	105
Telecommunications - 2.92%			Marten Transport Ltd	3,900	90
ADC Telecommunications Inc (a)	1,229	16	Nordic American Tanker Shipping Ltd	4,224	113
Anaren Inc (a)	1,148	19	Overseas Shipholding Group Inc	1,461	50
Anixter International Inc (a)	4,301	232	Pacer International Inc (a)	57,900	350
Arris Group Inc (a)	45,708	447	PAM Transportation Services Inc (a)	394	5
Atlantic Tele-Network Inc	58	3	PHI Inc (a)	1,148	19
Aviat Networks Inc (a)	5,011	20	Quality Distribution Inc (a)	3,867	25
Black Box Corp	4,334	139	Ship Finance International Ltd	12,018	234
Cincinnati Bell Inc (a)	7,963	21	Teekay Tankers Ltd	1,567	20
Comtech Telecommunications Corp	1,015	28	Werner Enterprises Inc	2,076	42
Consolidated Communications Holdings Inc	25,108	468		$ 3,288
CPI International Inc (a)	3,749	52	Trucking & Leasing - 0.32%
EchoStar Holding Corp (a)	2,500	48	Aircastle Ltd	15,011	128
EMS Technologies Inc (a)	1,281	24	Amerco Inc (a)	3,185	252
See accompanying notes.			153

		Schedule of Investments
		SmallCap Value Account I
		September 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Trucking & Leasing (continued)
Greenbrier Cos Inc (a)	1,656 $	26
TAL International Group Inc	779	19
		$ 425
Water - 0.24%
American States Water Co	2,768	99
California Water Service Group	3,388	125
Pico Holdings Inc (a)	1,122	33
SJW Corp	603	15
York Water Co	2,800	45
		$ 317
TOTAL COMMON STOCKS		$ 129,425
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.50%	(000's)	Value (000's)
Banks - 2.50%
Investment in Joint Trading Account; Bank of	$ 1,342	$ 1,342
America Repurchase Agreement; 0.23%
dated 09/30/10 maturing 10/01/10
(collateralized by Sovereign Agency Issues;
$1,368,988; 0.00% - 4.50%; dated 10/01/10 -
05/04/37)
Investment in Joint Trading Account; Credit Suisse	1,382	1,382
Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
US Treasury Notes; $1,410,056; 3.38% -
3.50%; dated 06/30/13 - 02/15/18)
Investment in Joint Trading Account; Deutsche	215	215
Bank Repurchase Agreement; 0.25% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issues; $219,038; 0.38% -
4.88%; dated 12/17/10 - 11/18/11)
Investment in Joint Trading Account; Morgan	403	403
Stanley Repurchase Agreement; 0.20% dated
09/30/10 maturing 10/01/10 (collateralized by
Sovereign Agency Issue; $410,696; 2.30%;
dated 08/10/15)
		$ 3,342
TOTAL REPURCHASE AGREEMENTS		$ 3,342
Total Investments		$ 132,767
Other Assets in Excess of Liabilities, Net - 0.60%		$ 801
TOTAL NET ASSETS - 100.00%		$ 133,568

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 16,008
Unrealized Depreciation		(10,708)
Net Unrealized Appreciation (Depreciation)		$ 5,300
Cost for federal income tax purposes		$ 127,467
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		36.68%
Consumer, Non-cyclical		13.16%
Industrial		13.03%
Consumer, Cyclical		10.96%
Utilities		6.08%
Technology		5.44%
Energy		5.09%
Communications		4.91%
Basic Materials		4.02%
Diversified		0.03%
Other Assets in Excess of Liabilities, Net		0.60%
TOTAL NET ASSETS		100.00%
See accompanying notes.		154

Schedule of Investments
SmallCap Value Account I
September 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; December 2010	Long	63 $	3,979	$ 4,249	$ 270
					$ 270
All dollar amounts are shown in thousands (000's)

See accompanying notes.		155

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified Balanced Account, Diversified Growth Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, LargeCap Value Account III, MidCap Blend Account, MidCap Stock Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I “known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

■ Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

■ Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

■ Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. As of September 30, 2010, there was $216,592,571 and $84,210,282 transferred from Level 2 to Level 1 in the Diversified International Account and the International Emerging Markets Account, respectively, due to assets being valued at the exchange close price.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Accounts' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Asset Allocation Account
Bonds	$ —	$ 9,782	$ —	$ 9,782
Common Stocks
Basic Materials	1,621	—	—	1,621
Communications	3,396	—	—	3,396
Consumer, Cyclical	2,770	—	—	2,770
Consumer, Non-cyclical	6,716	—	—	6,716
Diversified	69	—	—	69
Energy	2,995	—	—	2,995
Exchange Traded Funds	5	—	—	5
Financial	4,724	—	—	4,724
Industrial	3,314	—	—	3,314
Technology	3,388	—	—	3,388
Utilities	1,780	—	—	1,780
Municipal Bonds	—	214	—	214
Preferred Stocks
Consumer, Non-cyclical	9	8	—	17
Repurchase Agreements	—	6,087	—	6,087
U.S. Government & Government Agency Obligations	—	16,733	—	16,733
Total investments in securities	$ 30,787	$ 32,824	$ —	$ 63,611

Assets
Equity Contracts**
Futures	$ 121	$ —	$ —	$ 121
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 78	$ —	$ 78

Interest Rate Contracts**
Futures	$ 5	$ —	$ —	$ 5

Liabilities

Equity Contracts**
Futures	$ (21)	$ —	$ —	$ (21
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (75)	$ —	$ (75

Interest Rate Contracts**
Futures	$ (15)	$ —	$ —	$ (15

Balanced Account
Bonds	$ —	$ 12,856	$ 283	$ 13,139
Common Stocks
Basic Materials	1,501	—	—	1,501
Communications	3,905	—	—	3,905
Consumer, Cyclical	3,184	—	—	3,184
Consumer, Non-cyclical	6,516	—	—	6,516
Energy	3,253	—	—	3,253
Financial	5,416	—	—	5,416
Industrial	3,695	—	23	3,718
Technology	4,230	—	—	4,230
Utilities	1,294	—	—	1,294
Convertible Bonds	—	28	—	28
Municipal Bonds	—	113	—	113
Repurchase Agreements	—	908	—	908
U.S. Government & Government Agency Obligations	—	10,170	—	10,170
Total investments in securities	$ 32,994	$ 24,075	$ 306	$ 57,375

Assets

Equity Contracts**
Futures	$ 3	$ —	$ —	$ 3

Bond & Mortgage Securities Account
Bonds	$ —	$ 205,525	$ 8,495	$ 214,020
Common Stocks
Technology	—	—	10	10
Convertible Bonds	—	607	—	607
Municipal Bonds	—	1,582	—	1,582
Repurchase Agreements	—	9,341	—	9,341
Senior Floating Rate Interests	—	2,023	—	2,023
U.S. Government & Government Agency Obligations	—	143,246	—	143,246
Total investments in securities	$ —	$ 362,324	$ 8,505	$ 370,829

Liabilities

Credit Contracts**
Credit Default Swaps	$ —	$ (652)	$ —	$ (652

Interest Rate Contracts**
Interest Rate Swaps	$ —	$ (69)	$ —	$ (69

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Balanced Account
Investment Companies	$ 117,652	$ —	$ —	$ 117,652
Total investments in securities	$ 117,652	$ —	$ —	$ 117,652

Diversified Growth Account
Investment Companies	$ 214,210	$ —	$ —	$ 214,210
Total investments in securities	$ 214,210	$ —	$ —	$ 214,210

Diversified International Account
Common Stocks
Basic Materials	$ 49,752	$ —	$ —	$ 49,752
Communications	45,958	—	—	45,958
Consumer, Cyclical	66,458	—	—	66,458
Consumer, Non-cyclical	77,489	—	101	77,590
Diversified	8,735	—	—	8,735
Energy	42,992	—	—	42,992
Financial	108,198	—	—	108,198
Industrial	52,034	—	—	52,034
Technology	17,585	—	—	17,585
Utilities	15,331	—	—	15,331
Preferred Stocks
Basic Materials	—	2,793	—	2,793
Communications	2,439	—	—	2,439
Consumer, Cyclical	—	71	—	71
Consumer, Non-cyclical	—	2,439	—	2,439
Diversified	—	730	—	730
Financial	—	2,149	—	2,149
Repurchase Agreements	—	2,324	—	2,324
Total investments in securities	$ 486,971	$ 10,506	$ 101	$ 497,578

Equity Income Account
Bonds	$ —	$ 836	$ —	$ 836
Common Stocks*	474,692	—	—	474,692
Preferred Stocks	4,607	—	—	4,607
Repurchase Agreements	—	7,174	—	7,174
Total investments in securities	$ 479,299	$ 8,010	$ —	$ 487,309

Government & High Quality Bond Account
Bonds	$ —	$ 132,280	$ 26,373	$ 158,653
Repurchase Agreements	—	14,880	—	14,880
U.S. Government & Government Agency Obligations	—	337,652	—	337,652
Total investments in securities	$ —	$ 484,812	$ 26,373	$ 511,185

Income Account
Bonds	$ —	$ 151,342	$ 1,877	$ 153,219
Common Stocks
Energy	—	—	—	—
Convertible Bonds	—	4,245	—	4,245
Repurchase Agreements	—	6,905	—	6,905
Senior Floating Rate Interests	—	1,996	—	1,996
U.S. Government & Government Agency Obligations	—	51,514	—	51,514
Total investments in securities	$ —	$ 216,002	$ 1,877	$ 217,879

International Emerging Markets Account
Common Stocks
Basic Materials	$ 16,897	$ —	$ —	$ 16,897
Communications	15,529	—	—	15,529
Consumer, Cyclical	20,496	—	—	20,496
Consumer, Non-cyclical	11,044	—	—	11,044
Diversified	4,480	—	—	4,480
Energy	23,660	—	—	23,660
Financial	35,418	—	—	35,418
Industrial	14,373	—	—	14,373
Technology	13,212	—	—	13,212
Utilities	3,884	—	—	3,884
Preferred Stocks
Basic Materials	—	5,524	—	5,524
Diversified	—	1,432	—	1,432
Financial	—	4,100	—	4,100
Repurchase Agreements	—	1,100	—	1,100
Total investments in securities	$ 158,993	$ 12,156	$ —	$ 171,149

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Blend Account II
Common Stocks*	$ 169,759	$ —	$ —	$ 169,759
Repurchase Agreements	—	2,046	—	2,046
Total investments in securities	$ 169,759	$ 2,046	$ —	$ 171,805
Assets
Equity Contracts**
Futures	$ 135	$ —	$ —	$ 135

LargeCap Growth Account
Common Stocks*	$ 189,596	$ —	$ —	$ 189,596
Repurchase Agreements	—	2,778	—	2,778
Total investments in securities	$ 189,596	$ 2,778	$ —	$ 192,374

LargeCap Growth Account I
Common Stocks*	$ 226,101	$ —	$ —	$ 226,101
Repurchase Agreements	—	2,772	—	2,772
Total investments in securities	$ 226,101	$ 2,772	$ —	$ 228,873
Assets
Equity Contracts**
Futures	$ 114	$ —	$ —	$ 114

LargeCap S&P 500 Index Account
Common Stocks*	$ 265,387	$ —	$ —	$ 265,387
Repurchase Agreements	—	7,913	—	7,913
Total investments in securities	$ 265,387	$ 7,913	$ —	$ 273,300
Liabilities
Equity Contracts**
Futures	$ (12)	$ —	$ —	$ (12)

LargeCap Value Account
Common Stocks*	$ 152,535	$ —	$ —	$ 152,535
Repurchase Agreements	—	1,120	—	1,120
Total investments in securities	$ 152,535	$ 1,120	$ —	$ 153,655
Assets
Equity Contracts**
Futures	$ 25	$ —	$ —	$ 25

LargeCap Value Account III
Common Stocks*	$ 265,800	$ —	$ —	$ 265,800
Repurchase Agreements	—	3,893	—	3,893
Total investments in securities	$ 265,800	$ 3,893	$ —	$ 269,693
Assets
Equity Contracts**
Futures	$ 137	$ —	$ —	$ 137

MidCap Blend Account
Common Stocks
Basic Materials	$ 27,668	$ —	$ —	$ 27,668
Communications	81,356	—	—	81,356
Consumer, Cyclical	64,447	—	—	64,447
Consumer, Non-cyclical	116,469	—	—	116,469
Diversified	8,176	—	—	8,176
Energy	57,538	—	—	57,538
Financial	94,366	—	1,095	95,461
Industrial	15,319	—	—	15,319
Technology	34,477	—	—	34,477
Utilities	20,169	—	—	20,169
Repurchase Agreements	—	209	—	209
Total investments in securities	$ 519,985	$ 209	$ 1,095	$ 521,289

Money Market Account
Bonds	$ —	$ 17,925	$ —	$ 17,925
Certificate of Deposit	—	6,000	—	6,000
Commercial Paper	—	223,569	—	223,569
Common Stocks*	8,600	—	—	8,600
Municipal Bonds	—	40,235	—	40,235
Repurchase Agreements	—	22,140	—	22,140
U.S. Government & Government Agency Obligations	—	1,596	—	1,596
Total investments in securities	$ 8,600	$ 311,465	$ —	$ 320,065

Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Principal Capital Appreciation Account
Common Stocks*	$ 109,345	$ —	$ —	$ 109,345
Repurchase Agreements	—	3,016	—	3,016
Total investments in securities	$ 109,345	$ 3,016	$ —	$ 112,361

Principal LifeTime 2010 Account
Investment Companies	$ 47,256	$ —	$ —	$ 47,256
Total investments in securities	$ 47,256	$ —	$ —	$ 47,256

Principal LifeTime 2020 Account
Investment Companies	$ 191,080	$ —	$ —	$ 191,080
Total investments in securities	$ 191,080	$ —	$ —	$ 191,080

Principal LifeTime 2030 Account
Investment Companies	$ 75,772	$ —	$ —	$ 75,772
Total investments in securities	$ 75,772	$ —	$ —	$ 75,772

Principal LifeTime 2040 Account
Investment Companies	$ 19,541	$ —	$ —	$ 19,541
Total investments in securities	$ 19,541	$ —	$ —	$ 19,541

Principal LifeTime 2050 Account
Investment Companies	$ 12,256	$ —	$ —	$ 12,256
Total investments in securities	$ 12,256	$ —	$ —	$ 12,256

Principal LifeTime Strategic Income Account
Investment Companies	$ 27,375	$ —	$ —	$ 27,375
Total investments in securities	$ 27,375	$ —	$ —	$ 27,375

Real Estate Securities Account
Common Stocks
Consumer, Cyclical	$ 2,853	$ —	$ —	$ 2,853
Consumer, Non-cyclical	1,740	—	—	1,740
Financial	148,857	—	—	148,857
Convertible Preferred Stocks
Financial	—	1,228	—	1,228
Repurchase Agreements	—	414	—	414
Total investments in securities	$ 153,450	$ 1,642	$ —	$ 155,092

SAM Balanced Portfolio
Investment Companies	$ 886,082	$ —	$ —	$ 886,082
Total investments in securities	$ 886,082	$ —	$ —	$ 886,082

SAM Conservative Balanced Portfolio
Investment Companies	$ 181,824	$ —	$ —	$ 181,824
Total investments in securities	$ 181,824	$ —	$ —	$ 181,824

SAM Conservative Growth Portfolio
Investment Companies	$ 211,791	$ —	$ —	$ 211,791
Total investments in securities	$ 211,791	$ —	$ —	$ 211,791

SAM Flexible Income Portfolio
Investment Companies	$ 200,188	$ —	$ —	$ 200,188
Total investments in securities	$ 200,188	$ —	$ —	$ 200,188

SAM Strategic Growth Portfolio
Investment Companies	$ 134,938	$ —	$ —	$ 134,938
Total investments in securities	$ 134,938	$ —	$ —	$ 134,938

Short-Term Income Account
Bonds	$ —	$ 228,324	$ 105	$ 228,429
Repurchase Agreements	—	6,131	—	6,131
U.S. Government & Government Agency Obligations	—	1,515	—	1,515
Total investments in securities	$ —	$ 235,970	$ 105	$ 236,075

Liabilities
Interest Rate Contracts**
Futures	$ (133)	$ —	$ —	$ (133)

SmallCap Blend Account
Common Stocks*	$ 50,233	$ —	$ —	$ 50,233
Repurchase Agreements	—	1,118	—	1,118
Total investments in securities	$ 50,233	$ 1,118	$ —	$ 51,351

Assets
Equity Contracts**
Futures	$ 23	$ —	$ —	$ 23

Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Account II
Common Stocks*	$ 75,482	$ —	$ —	$ 75,482
Repurchase Agreements	—	812	—	812
Total investments in securities	$ 75,482	$ 812	$ —	$ 76,294

Assets
Equity Contracts**
Futures	$ 241	$ —	$ —	$ 241

SmallCap Value Account I
Common Stocks*	$ 129,425	$ —	$ —	$ 129,425
Repurchase Agreements	—	3,342	—	3,342
Total investments in securities	$ 129,425	$ 3,342	$ —	$ 132,767

Assets
Equity Contracts**
Futures	$ 270	$ —	$ —	$ 270

*For additional detail regarding sector classifications, please see the Schedules of Investments.
**Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/depreciation on the instrument.

Transfers

			Accrued					Net Change in Unrealized
	Value		Discounts/Premiums and	Net	Transfers	Transfers	Value	Appreciation/(Depreciation) on
	December 31,	Realized	Change in Unrealized	Purchases/Sales	into Level	Out of Level	September	Investments Held at September
Account	2009	Gain/(Loss)	Gain/(Loss)		3*	3*	30, 2010	30, 2010

Asset Allocation Account
Common Stocks
Technology	$ -	$ -	$ (1)	$ 1	$ -	$ -	$ -	$
Total	$ -	$ -	$ (1)	$ 1	$ -	$ -	$ -	$

Balanced Account
Bonds	$ 663	$ 33	$ 13	$ (200)	$ 6	$ (232)	$ 283	$ 24
Common Stocks
Industrial	-	-	9	-	14	-	23
Total	$ 663	$ 33	$ 22	$ (200)	$ 20	$ (232)	$ 306	$ 33

Bond & Mortgage Securities Account
Bonds	$ 7,095	$ (31)	$ 468	$ 4,070	$ 504	$ (3,611)	$ 8,495	$ 464
Common Stocks
Technology	-	-	2	8	-	-	10
Total	$ 7,095	$ (31)	$ 470	$ 4,078	$ 504	$ (3,611)	$ 8,505	$ 464

Diversified International Account
Common Stocks
Basic Materials	$ 85	$ -	$ -	$ -	$ -	$ (85)	$ -
Consumer, Non-cyclical	-	-	18	83	-	-	101	18
Financial	11	3	(11)	(3)	-	-	-
Industrial	-	-	(206)	206	-	-	-	(206)
Technology	-	-	(88)	88	-	-	-	(88)
Total	$ 96	$ 3	$ (287)	$ 374	$ -	$ (85)	$ 101	$ (276)

Government & High Quality Bond Account
Bonds	$ -	$ (5)	$ 141	$ 26,237	$ -	$ -	$ 26,373	$ 141
Total	$ -	$ (5)	$ 141	$ 26,237	$ -	$ -	$ 26,373	$ 141

Income Account
Bonds	$ 2,685	$ -	$ (1,374)	$ (187)	$ 753	$ -	$ 1,877	$ (1,452)
Total	$ 2,685	$ -	$ (1,374)	$ (187)	$ 753	$ -	$ 1,877	$ (1,452)

International Emerging Markets Account
Common Stocks
Basic Materials	$ 260	$ -	$ -	$ -	$ -	$ (260)	$ -	$
Total	$ 260	$ -	$ -	$ -	$ -	$ (260)	$ -	$

MidCap Blend Account
Common Stocks
Financial	$ -	$ -	$ 98	$ -	$ 997	$ -	$ 1,095	$ 98
Total	$ -	$ -	$ 98	$ -	$ 997	$ -	$ 1,095	$ 98

Short-Term Income Account
Bonds	$ 94	$ -	$ 19	$ (8)	$ -	$ -	$ 105	$ 20
Total	$ 94	$ -	$ 19	$ (8)	$ -	$ -	$ 105	$ 20

SmallCap Growth Account II
Common Stocks
Consumer, Non-cyclical	$ 11	$ 1	$ (3)	$ (9)	$ -	$ -	$ -	$
Total	$ 11	$ 1	$ (3)	$ (9)	$ -	$ -	$ -	$

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3
2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3
3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

The Account’s schedules of investments as of September 30, 2010 have not been audited. This report is provided for the general information of the Account’s shareholders. For more information regarding the Account and its holdings, please see the Account’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 11/22/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 11/22/2010

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 11/22/2010